UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Financials - 20.3%
Banks - 8.4%
77 Bank Ltd. (The)	127,000	$683,746
Australia & New Zealand Banking Group Ltd.	220,850	4,456,703
Banca Popolare dell’Emilia Romagna SC	124,590	945,032
Banca Popolare di Milano Scarl	1,028,250	1,018,441
Banco Macro SA (ADR) (a)	13,760	799,731
Bank Hapoalim BM	4,407,340	22,750,695
Bank of Georgia Holdings PLC	25,560	716,562
Bank of Queensland Ltd.	3,644,361	36,762,967
BOC Hong Kong Holdings Ltd.	4,333,000	13,157,591
China Development Financial Holding Corp.	2,769,000	690,663
Danske Bank A/S	1,768,750	47,459,613
DBS Group Holdings Ltd.	346,400	4,059,635
Hachijuni Bank Ltd. (The)	105,000	642,599
Hang Seng Bank Ltd.	831,400	15,832,592
ING Groep NV	3,037,780	41,101,270
KB Financial Group, Inc. (a)	390,530	11,002,707
Liberbank SA (a)	1,062,174	670,156
Mitsubishi UFJ Financial Group, Inc.	10,313,500	63,884,387
Resona Holdings, Inc.	1,413,400	6,863,804
Seven Bank Ltd.	3,073,100	13,477,066
Sumitomo Mitsui Financial Group, Inc.	353,200	13,330,133
UniCredit SpA	3,443,610	19,038,651

		319,344,744

Capital Markets - 2.7%
3i Group PLC	105,410	746,704
Amundi SA (a)(b)	262,522	12,319,070
Azimut Holding SpA	693,390	17,235,028
Credit Suisse Group AG (REG) (a)	543,732	11,713,055
GAM Holding AG (a)	82,350	1,363,107
Partners Group Holding AG	60,210	21,653,575
UBS Group AG	1,841,157	35,717,453

		100,747,992

Consumer Finance - 0.1%
AEON Thana Sinsap Thailand PCL	166,000	444,004
AEON Thana Sinsap Thailand PCL (NVDR)	51,600	137,704
Credito Real SAB de CV SOFOM ER (a)	406,417	1,030,752
Gentera SAB de CV	406,350	781,601
International Personal Finance PLC	128,800	546,875

		2,940,936

Diversified Financial Services - 1.2%
Challenger Ltd./Australia	2,520,120	15,882,755
Euronext NV (b)	222,380	11,410,041
GRENKELEASING AG	43,511	8,679,947
IG Group Holdings PLC	731,230	8,644,979

		44,617,722

Insurance - 6.9%
Admiral Group PLC	1,279,970	31,276,838
AIA Group Ltd.	5,716,400	34,155,944
Anadolu Hayat Emeklilik AS	402,499	834,974

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	2,574,314	$15,430,711
esure Group PLC	235,224	878,996
Euler Hermes Group	115,137	11,084,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	180,180	35,898,520
NN Group NV	1,874,207	66,127,461
Prudential PLC	1,627,280	36,661,786
Sampo Oyj-Class A	130,210	6,612,353
T&D Holdings, Inc.	327,800	4,324,840
Zurich Insurance Group AG (a)	63,410	16,290,017

		259,577,274

Real Estate Investment Trusts (REITs) - 0.1%
Allied Properties Real Estate Investment Trust	22,170	505,823
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	675,730	601,558
Granite Real Estate Investment Trust (Toronto)	40,610	1,114,082
Merlin Properties Socimi SA	61,240	767,166
Mexico Real Estate Management SA de CV (a)	350,930	447,762
PLA Administradora Industrial S de RL de CV (a)	261,680	422,405
Vastned Retail NV	23,670	1,087,426

		4,946,222

Real Estate Management & Development - 0.9%
Aeon Mall Co., Ltd.	102,700	1,761,523
Ayala Land, Inc.	6,494,200	4,747,082
CA Immobilien Anlagen AG (a)	56,500	1,033,333
Corp. Inmobiliaria Vesta SAB de CV	848,350	1,306,403
Global Logistic Properties Ltd.	14,942,000	22,564,802
Huaku Development Co., Ltd.	650,000	1,161,710
Leopalace21 Corp. (a)	127,200	688,500
Nexity SA	34,880	1,545,060

		34,808,413

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC (The)	235,830	1,226,006

		768,209,309

Consumer Discretionary - 18.9%
Auto Components - 3.4%
Continental AG	96,180	23,266,883
Faurecia	12,920	517,700
Hankook Tire Co., Ltd. (a)	554,240	22,106,275
Hanon Systems Corp. (a)	30,210	1,326,706
Linamar Corp.	22,200	1,198,964
Magna International, Inc. (New York) - Class A	539,560	21,884,554
Nexen Tire Corp. (a)	67,950	710,749
Nexteer Automotive Group Ltd.	704,680	778,932
Plastic Omnium SA	416,540	13,240,452
SAF-Holland SA	65,950	892,838
Sumitomo Electric Industries Ltd.	1,672,400	23,615,662
Valeo SA	132,620	20,446,635

		129,986,350

Automobiles - 2.7%
Fuji Heavy Industries Ltd.	111,800	4,605,742
Great Wall Motor Co., Ltd.-Class H	9,779,500	11,320,597

Company	Shares	U.S. $ Value
Honda Motor Co., Ltd.	1,131,400	$36,161,256
Peugeot SA (a)	1,842,820	32,302,620
Tata Motors Ltd. (Sponsored ADR) (a)	392,659	11,571,661
Toyota Motor Corp.	85,900	5,289,633

		101,251,509

Distributors - 0.0%
Inchcape PLC	139,940	1,614,582

Diversified Consumer Services - 0.5%
G8 Education Ltd.	215,480	557,216
TAL Education Group (ADR) (a)	359,507	16,706,290

		17,263,506

Hotels, Restaurants & Leisure - 2.4%
Ardent Leisure Group	470,270	769,610
Betfair Group PLC	89,630	5,153,463
Domino’s Pizza Group PLC	345,240	5,350,874
Jollibee Foods Corp.	403,130	1,871,408
Melco International Development Ltd.	3,967,000	5,926,454
Merlin Entertainments PLC (b)	1,928,884	12,933,274
Sodexo SA	159,698	15,601,999
Star Entertainment Grp Ltd. (The)	1,262,840	4,633,913
Tatts Group Ltd.	6,536,193	20,751,638
William Hill PLC	1,458,910	8,514,332
Yum! Brands, Inc.	109,030	7,964,642

		89,471,607

Household Durables - 0.3%
Auto Trader Group PLC (a)(b)	171,651	1,119,140
Berkeley Group Holdings PLC	149,760	8,141,477
Rinnai Corp.	12,000	1,063,241

		10,323,858

Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd. (ADR) (a)	120,240	5,570,719
Ikyu Corp.	55,900	1,568,516
Vipshop Holdings Ltd. (ADR) (a)	158,930	2,426,861

		9,566,096

Leisure Products - 0.6%
Amer Sports Oyj	42,700	1,246,662
Bandai Namco Holdings, Inc.	1,020,800	21,566,574

		22,813,236

Media - 4.7%
CTS Eventim AG & Co. KGaA	676,211	26,811,370
Liberty Global PLC-Class A (a)	57,684	2,443,494
Liberty Global PLC-Series C (a)	750,815	30,610,728
Loen Entertainment, Inc. (a)	21,610	1,540,736
Mediaset Espana Comunicacion SA	68,250	742,547
Metropole Television SA	70,350	1,209,752
Naspers Ltd.-Class N	112,748	15,410,879
NOS SGPS SA	111,880	880,262
RELX PLC	493,660	8,706,140

Company	Shares	U.S. $ Value
Rightmove PLC	74,540	$4,529,796
Sky PLC	272,500	4,467,023
Thomson Reuters Corp.	335,570	12,710,287
TV Asahi Holdings Corp.	123,600	2,133,629
Vivendi SA	1,498,932	32,192,607
Wolters Kluwer NV	529,800	17,792,539
WPP PLC	628,630	14,459,601

		176,641,390

Multiline Retail - 1.2%
B&M European Value Retail SA	7,308,671	30,674,839
Dollarama, Inc.	30,910	1,785,752
Don Quijote Holdings Co., Ltd.	48,900	1,717,306
Harvey Norman Holdings Ltd.	342,730	1,036,049
Next PLC	40,770	4,377,510
Poundland Group PLC	2,254,880	6,904,248

		46,495,704

Specialty Retail - 0.8%
Ace Hardware Indonesia Tbk PT	13,114,600	780,006
AutoCanada, Inc.	36,430	635,820
Card Factory PLC	889,880	4,790,917
L’Occitane International SA	309,250	596,760
Mr Price Group Ltd.	55,500	717,750
Shimamura Co., Ltd.	8,600	1,007,138
Sports Direct International PLC (a)	1,575,923	13,392,344
WH Smith PLC	271,780	7,061,906
Yamada Denki Co., Ltd.	374,700	1,618,526

		30,601,167

Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	34,510	610,029
Cie Financiere Richemont SA	317,716	22,739,864
Eclat Textile Co., Ltd.	132,561	1,821,551
Global Brands Group Holding Ltd. (a)	20,338,000	3,851,383
HUGO BOSS AG	314,162	25,921,213
Nan Liu Enterprise Co., Ltd.	212,188	1,116,239
Pacific Textiles Holdings Ltd.	3,187,000	4,916,684
Samsonite International SA	5,445,200	16,354,159

		77,331,122

		713,360,127

Industrials - 14.4%
Aerospace & Defense - 1.9%
Airbus Group SE	245,763	16,561,309
QinetiQ Group PLC	2,472,270	9,853,745
Saab AB-Class B	40,320	1,241,740
Safran SA	265,040	18,208,975
Senior PLC	275,180	932,557
Zodiac Aerospace	1,097,297	26,126,975

		72,925,301

Air Freight & Logistics - 0.2%
bpost SA	320,553	7,865,530

Airlines - 3.1%
Air Arabia PJSC	1,700,160	626,983

Company	Shares	U.S. $ Value
Air Canada (a)	133,480	$984,918
International Consolidated Airlines Group SA	4,637,400	41,695,150
Japan Airlines Co., Ltd.	1,014,500	36,311,875
Qantas Airways Ltd. (a)	6,009,109	17,811,424
Ryanair Holdings PLC (Sponsored ADR)	233,347	20,175,182

		117,605,532

Building Products - 0.1%
China Lesso Group Holdings Ltd.	580,000	402,495
DIRTT Environmental Solutions (a)	148,637	745,495
Kingspan Group PLC	107,640	2,837,999

		3,985,989

Commercial Services & Supplies - 2.0%
APR Energy PLC (a)	1,420,187	3,642,933
Babcock International Group PLC	2,147,416	32,136,383
Berendsen PLC	310,510	4,922,504
dorma & kaba Holding AG (REG)	3,270	2,220,755
Loomis AB-Class B	28,470	888,121
Park24 Co., Ltd.	371,400	8,998,064
Regus PLC	4,205,780	20,665,397
Rentokil Initial PLC	728,570	1,709,400

		75,183,557

Construction & Engineering - 0.1%
John Laing Group PLC (b)	452,210	1,399,961
UGL Ltd. (a)	272,580	478,712

		1,878,673

Electrical Equipment - 0.0%
TKH Group NV	40,380	1,639,721
Industrial Conglomerates - 0.5%

Rheinmetall AG	277,290	18,431,973

Machinery - 2.1%
Bodycote PLC	112,710	940,899
Hoshizaki Electric Co., Ltd.	263,300	16,368,119
IHI Corp.	6,317,000	17,438,066
JTEKT Corp.	1,632,600	26,722,538
KION Group AG (a)	173,530	8,604,949
Krones AG	19,190	2,285,000
KUKA AG	20,190	1,806,725
LISI	37,050	1,004,807
Melrose Industries PLC	460,229	1,971,363
Morgan Advanced Materials PLC	198,460	723,971
Nabtesco Corp.	52,600	1,068,576

		78,935,013

Professional Services - 2.8%
Bureau Veritas SA	1,170,837	23,336,407
Capita PLC	2,161,696	38,461,983
Experian PLC	763,210	13,489,283
Teleperformance	349,389	29,379,221

		104,666,894

Company	Shares	U.S. $ Value
Road & Rail - 1.0%
Central Japan Railway Co.	208,700	$37,051,318
National Express Group PLC	263,562	1,293,072

		38,344,390

Trading Companies & Distributors - 0.6%
Brenntag AG	253,030	13,184,816
Bunzl PLC	293,990	8,156,552
Diploma PLC	97,208	1,090,544
Rexel SA	45,712	608,690

		23,040,602

		544,503,175

Information Technology - 10.6%
Communications Equipment - 0.1%
VTech Holdings Ltd.	374,000	3,865,097

Electronic Equipment, Instruments & Components - 0.2%
Ju Teng International Holdings Ltd.	1,434,250	680,287
PAX Global Technology Ltd.	3,453,000	3,542,671
Samsung Electro-Mechanics Co., Ltd. (a)	22,350	1,187,504
Tongda Group Holdings Ltd.	8,887,600	1,560,085

		6,970,547

Internet Software & Services - 0.9%
Baidu, Inc. (Sponsored ADR) (a)	78,660	14,869,886
Dip Corp.	74,100	1,517,683
Moneysupermarket.com Group PLC	1,717,320	9,289,995
Tencent Holdings Ltd.	415,200	8,140,265

		33,817,829

IT Services - 2.2%
Alten SA	41,360	2,393,464
Amadeus IT Holding SA-Class A	488,930	21,549,399
CGI Group, Inc.-Class A (a)	115,520	4,625,141
Computacenter PLC	103,810	1,303,873
Nihon Unisys Ltd.	114,800	1,263,804
Obic Co., Ltd.	169,300	8,961,829
Paysafe Group PLC (a)	268,580	1,461,460
SCSK Corp.	241,100	9,687,130
Softcat PLC (a)	207,725	1,041,559
Wirecard AG	330,950	16,542,541
Worldpay Group PLC (a)(b)	2,791,801	12,647,464

		81,477,664

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Semiconductor Engineering, Inc.	5,534,000	6,357,020
ASM International NV	31,170	1,221,976
ASML Holding NV	181,020	16,083,897
Hermes Microvision, Inc.	41,000	1,474,677
Hua Hong Semiconductor Ltd. (a)(b)	749,000	725,365
Infineon Technologies AG	1,695,570	24,719,219
Novatek Microelectronics Corp.	3,336,000	12,987,291
Sanken Electric Co., Ltd.	253,000	886,351
SCREEN Holdings Co., Ltd.	4,639,000	34,146,431
Siltronic AG (a)	38,430	932,048

Company	Shares	U.S. $ Value
Sumco Corp.	2,594,500	$19,574,198
Tokyo Electron Ltd.	237,500	14,388,895

		133,497,368

Software - 3.3%
Capcom Co., Ltd.	40,300	971,785
Check Point Software Technologies Ltd. (a)	82,130	6,683,740
Constellation Software, Inc./Canada	71,660	29,875,855
Dassault Systemes	331,250	26,477,073
NICE-Systems Ltd.	190,739	10,959,819
Nintendo Co., Ltd.	128,100	17,615,037
Oracle Corp. Japan	439,100	20,444,498
Sage Group PLC (The)	435,950	3,873,442
SAP SE	71,121	5,643,673
UBISOFT Entertainment (a)	35,290	1,021,331

		123,566,253

Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co., Ltd.	15,220	16,233,376

		399,428,134

Health Care - 8.5%
Biotechnology - 0.4%
CSL Ltd.	166,980	12,730,499
Medy-Tox, Inc.	4,390	1,896,995

		14,627,494

Health Care Equipment & Supplies - 0.5%
Essilor International SA	47,240	5,887,797
Ginko International Co., Ltd.	122,000	1,607,392
LivaNova PLC (a)	20,414	1,211,979
Sartorius AG (Preference Shares)	40,263	10,521,084
St Shine Optical Co., Ltd.	16,000	320,228

		19,548,480

Health Care Providers & Services - 0.8%
Ramsay Health Care Ltd.	333,300	16,389,097
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	323,100	696,412
Sonic Healthcare Ltd.	1,095,130	14,178,810

		31,264,319

Health Care Technology - 0.1%
M3, Inc.	61,500	1,275,152
NNIT A/S (a)(b)	56,051	1,535,422

		2,810,574

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	96,751	33,748,693
Horizon Discovery Group PLC (a)	192,580	380,428

		34,129,121

Pharmaceuticals - 5.8%
Aspen Pharmacare Holdings Ltd. (a)	92,900	1,854,716
China Traditional Chinese Medicine Co., Ltd. (a)	1,200,000	820,107

Company	Shares	U.S. $ Value
GlaxoSmithKline PLC	1,584,760	$32,005,545
Novartis AG (REG)	205,090	17,641,691
Novo Nordisk A/S-Class B	329,735	19,091,066
Ouro Fino Saude Animal Participacoes SA	75,400	665,694
Recordati SpA	720,063	18,787,032
Roche Holding AG	309,349	85,723,202
Sanofi	87,840	7,485,877
Shionogi & Co., Ltd.	270,900	12,252,867
Shire PLC	158,965	10,906,172
Teva Pharmaceutical Industries Ltd.	187,878	12,257,328

		219,491,297

		321,871,285

Consumer Staples - 7.7%
Beverages - 0.1%
Coca-Cola Icecek AS	41,510	528,615
Cott Corp.	110,920	1,221,667
Royal Unibrew A/S	14,760	599,870

		2,350,152

Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc.-Class B	199,110	8,764,754
Booker Group PLC	584,100	1,558,888
Clicks Group Ltd.	94,250	542,607
CP ALL PCL	1,919,500	2,093,660
Delhaize Group	462,530	45,016,442
Koninklijke Ahold NV	179,194	3,779,815
Lenta Ltd. (GDR) (a)(b)	298,880	2,027,059
Loblaw Cos., Ltd.	97,810	4,618,707
MARR SpA	85,290	1,762,242
Metro, Inc.	63,880	1,788,474
Olam International Ltd.	6,233,273	7,987,562
Tsuruha Holdings, Inc.	25,600	2,218,137

		82,158,347

Food Products - 0.4%
Calbee, Inc.	53,100	2,242,362
Glanbia PLC	89,235	1,642,729
Mayora Indah Tbk PT	452,200	1,000,515
Nestle SA (REG)	85,460	6,344,143
Salmar ASA	44,938	784,253
Sao Martinho SA	58,600	676,590
Universal Robina Corp.	597,570	2,358,032

		15,048,624

Household Products - 0.8%
Henkel AG & Co. KGaA	99,146	9,483,571
Pigeon Corp.	83,500	2,025,717
Reckitt Benckiser Group PLC	205,027	18,970,382

		30,479,670

Personal Products - 0.6%
Cosmax, Inc. (a)	9,170	1,422,945
Hengan International Group Co., Ltd.	1,059,000	9,942,027
L’Oreal SA	30,280	5,093,242

Company	Shares	U.S. $ Value
Unilever PLC	125,673	$5,390,385

		21,848,599

Tobacco - 3.7%
British American Tobacco PLC	1,820,290	101,087,965
Gudang Garam Tbk PT	137,500	545,726
Imperial Tobacco Group PLC	449,970	23,766,344
Japan Tobacco, Inc.	405,300	14,880,086

		140,280,121

		292,165,513

Telecommunication Services - 6.2%
Diversified Telecommunication Services - 5.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	7,706,867	16,965,589
BT Group PLC	6,512,360	45,219,041
Com Hem Holding AB	195,380	1,770,370
Hellenic Telecommunications Organization SA	74,510	745,698
HKT Trust & HKT Ltd.-Class SS	8,795,000	11,234,831
Nippon Telegraph & Telephone Corp.	1,863,100	74,147,865
Singapore Telecommunications Ltd.	3,888,300	10,147,182
Telefonica Brasil SA (Preference Shares)	1,157,903	10,416,471
Telenor ASA	728,000	12,134,712
Telstra Corp., Ltd.	1,202,740	4,887,568
XL Axiata Tbk PT (a)	2,683,000	706,183

		188,375,510

Wireless Telecommunication Services - 1.2%
Tower Bersama Infrastructure Tbk PT (a)	12,408,000	5,248,801
Vodafone Group PLC	12,891,572	41,804,362

		47,053,163

		235,428,673

Materials - 4.0%
Chemicals - 3.6%
Arkema SA	300,724	21,050,257
Chr Hansen Holding A/S	23,560	1,473,686
Covestro AG (a)(b)	374,518	13,689,693
Croda International PLC	98,510	4,413,730
Denka Co Ltd	113,000	500,709
Essentra PLC	2,865,412	34,929,670
FUCHS PETROLUB SE (Preference Shares)	17,880	841,906
Fufeng Group Ltd.	1,515,000	681,375
Givaudan SA (REG) (a)	5,130	9,310,748
Incitec Pivot Ltd.	4,968,224	14,196,381
JSR Corp.	1,040,400	16,213,952
Kansai Paint Co., Ltd.	106,200	1,609,753
Koninklijke DSM NV	316,323	15,862,145
LANXESS AG	24,370	1,121,440
Nippon Shokubai Co., Ltd.	6,600	459,261
Teijin Ltd.	142,000	483,917

		136,838,623

Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	147,870	479,780

Company	Shares	U.S. $ Value
Containers & Packaging - 0.1%
Amcor Ltd./Australia	345,300	$3,354,669
Smurfit Kappa Group PLC	50,520	1,293,868

		4,648,537

Paper & Forest Products - 0.3%
Mondi PLC	505,893	9,915,874

		151,882,814

Energy - 3.5%
Energy Equipment & Services - 0.0%
Petrofac Ltd.	43,880	514,699

Oil, Gas & Consumable Fuels - 3.5%
BG Group PLC	2,582,714	37,438,597
Det Norske Oljeselskap ASA (a)	117,210	727,346
JX Holdings, Inc.	9,094,100	38,168,665
Royal Dutch Shell PLC-Class B	508,105	11,580,181
Total SA	985,395	44,176,605

		132,091,394

		132,606,093

Utilities - 2.0%
Electric Utilities - 1.7%
EDP - Energias de Portugal SA	12,189,510	43,922,944
Electricite de France SA	1,366,910	20,131,132

		64,054,076

Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	34,700	1,235,897
TerraForm Global, Inc.-Class A	1,250,423	6,989,865

		8,225,762

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	278,900	1,328,273
CT Environmental Group Ltd.	4,428,000	1,460,593
Pennon Group PLC	104,200	1,321,927

		4,110,793

		76,390,631

Total Common Stocks (cost $3,473,471,091)		3,635,845,754

WARRANTS - 1.1%
Financials - 0.5%
Banks - 0.0%
Yes Bank Ltd., Merrill Lynch Intl & Co., expiring 6/25/18 (a)	97,580	1,069,894

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	898,750	17,157,858

Company	Shares	U.S. $ Value
LIC Housing Finance Ltd., JPMorgan Chase Bank, expiring 3/06/17 (a)(b)	219,560	$1,691,722

		18,849,580

		19,919,474

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	206,510	2,667,602
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	275,870	10,155,382

		12,822,984

Health Care - 0.2%
Pharmaceuticals - 0.2%
Aurobindo Pharma Ltd., Merrill Lynch Intl & Co., expiring 10/03/18 (a)	103,040	1,363,478
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	429,080	5,316,118

		6,679,596

Consumer Discretionary - 0.0%
Auto Components - 0.0%
Motherson Sumi Systems Ltd., JPMorgan Chase Bank, expiring 11/05/18 (a)	173,890	770,065

Total Warrants (cost $31,184,579)		40,192,119

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
State Street Bank & Trust Co. 0.03%, dated 12/31/15 due 1/04/16 in the amount of $51,074,277 (collateralized by $52,425,000 Federal National Mortgage Association, 2.00%, due 5/26/21, value $52,097,142) (cost $51,074,107)	$51,074	51,074,107

Total Investments - 98.5% (cost $3,555,729,777) (c)		3,727,111,980
Other assets less liabilities - 1.5% (d)		56,454,066

Net Assets - 100.0%		$3,783,566,046

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	391	March 2016	$32,621,362	$33,199,810	$578,448

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	7,104	TWD	229,068	1/15/16	$(157,663)
BNP Paribas SA	AUD	51,015	USD	36,635	1/15/16	(521,886)
BNP Paribas SA	GBP	65,301	USD	99,869	1/15/16	3,599,181
Citibank	CAD	82,693	USD	63,664	1/15/16	3,900,287
Citibank	USD	36,664	JPY	4,508,961	1/15/16	858,438
Credit Suisse International	NOK	356,356	USD	41,087	1/15/16	831,594
Credit Suisse International	USD	41,286	NOK	356,356	1/15/16	(1,031,064)
Credit Suisse International	USD	12,358	SEK	107,420	1/15/16	371,031
Credit Suisse International	USD	22,936	SEK	192,594	1/15/16	(114,412)
Deutsche Bank AG	USD	18,315	CHF	18,044	1/15/16	(292,361)
Deutsche Bank AG	USD	46,194	CHF	45,315	4/18/16	(742,809)
Goldman Sachs Bank USA	HKD	158,901	USD	20,508	1/15/16	2,812
Goldman Sachs Bank USA	TWD	652,967	USD	20,166	1/15/16	364,996
Goldman Sachs Bank USA	USD	54,247	JPY	6,530,913	1/15/16	102,197
HSBC Bank USA	BRL	58,421	USD	14,961	1/05/16	194,568
HSBC Bank USA	USD	14,716	BRL	58,421	1/05/16	51,144
HSBC Bank USA	HKD	292,035	USD	37,682	1/15/16	(2,794)
HSBC Bank USA	ILS	156,523	USD	40,729	1/15/16	497,463
HSBC Bank USA	USD	13,807	ILS	53,466	1/15/16	(64,313)
HSBC Bank USA	BRL	58,421	USD	14,560	2/02/16	(61,993)
JPMorgan Chase Bank	GBP	35,066	USD	53,087	1/15/16	1,391,235
Morgan Stanley & Co., Inc.	EUR	32,424	USD	34,546	1/15/16	(700,051)
Morgan Stanley & Co., Inc.	ILS	76,021	USD	19,311	1/15/16	(228,523)
Morgan Stanley & Co., Inc.	KRW	9,155,369	USD	7,661	1/15/16	(126,011)
Morgan Stanley & Co., Inc.	USD	95,232	AUD	132,863	1/15/16	1,538,827
Morgan Stanley & Co., Inc.	USD	119,445	EUR	106,134	1/15/16	(4,074,747)
Morgan Stanley & Co., Inc.	USD	87,114	JPY	10,624,935	1/15/16	1,304,785
Morgan Stanley & Co., Inc.	USD	99,779	SEK	821,975	1/15/16	(2,377,489)
Morgan Stanley & Co., Inc.	GBP	17,880	USD	27,137	4/18/16	772,226
Northern Trust Co.	CHF	48,304	USD	49,969	1/15/16	1,721,906
Royal Bank of Scotland PLC	CNY	299,921	USD	46,835	1/15/16	815,077
Royal Bank of Scotland PLC	KRW	19,937,865	USD	17,229	1/15/16	271,975
Royal Bank of Scotland PLC	KRW	20,488,798	USD	17,217	1/15/16	(208,526)
Royal Bank of Scotland PLC	USD	18,534	CNY	120,934	1/15/16	21,723
Societe Generale SA	USD	28,769	JPY	3,475,534	4/18/16	231,595
Standard Chartered Bank	CNY	284,227	USD	44,023	1/15/16	410,976
Standard Chartered Bank	HKD	111,245	USD	14,353	1/15/16	(2,773)
Standard Chartered Bank	USD	17,124	AUD	23,816	1/15/16	222,109
Standard Chartered Bank	USD	8,843	CNY	57,691	1/15/16	9,269
Standard Chartered Bank	USD	34,193	JPY	4,091,236	1/15/16	(146,149)
State Street Bank & Trust Co.	USD	9,193	JPY	1,128,527	1/15/16	198,476
UBS AG	BRL	58,421	USD	15,601	1/05/16	834,013
UBS AG	USD	14,961	BRL	58,421	1/05/16	(194,568)
UBS AG	CHF	14,547	USD	14,948	1/15/16	418,242
UBS AG	EUR	56,046	USD	61,555	1/15/16	631,374
UBS AG	GBP	29,720	USD	45,091	1/15/16	1,276,412
UBS AG	USD	44,035	CHF	44,807	1/15/16	719,096

						$12,514,895

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $88,656,069 or 2.3% of net assets.
(c)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $414,182,400 and gross unrealized depreciation of investments was $(242,800,197), resulting in net unrealized appreciation of $171,382,203.
(d)	An amount of U.S. $1,290,300 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

December 31, 2015 (unaudited)

22.5%	United Kingdom
17.6%	Japan
11.5%	France
6.8%	Germany
6.3%	Switzerland
5.1%	Netherlands
4.6%	Australia
2.6%	Hong Kong
2.2%	Canada
2.1%	China
1.9%	Denmark
1.9%	Israel
1.6%	Italy
13.3%	Other

100.0%	Total Investments

*	All data are as of December 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Argentina, Austria, Belgium, Brazil, Colombia, Finland, Georgia, Greece, India, Indonesia, Ireland, Isle of Man, Mexico, Norway, Philippines, Portugal, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand, Turkey, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$71,748,707		$696,460,602		$	– 0	–	$768,209,309
Consumer Discretionary	158,597,526		554,762,601			– 0	–	713,360,127
Industrials	29,332,105		515,171,070			– 0	–	544,503,175
Information Technology	71,047,518		328,380,616			– 0	–	399,428,134
Health Care	12,113,491		309,757,794			– 0	–	321,871,285
Consumer Staples	17,394,117		274,771,396			– 0	–	292,165,513
Telecommunication Services	11,234,831		224,193,842			– 0	–	235,428,673
Materials	14,169,473		137,713,341			– 0	–	151,882,814
Energy	– 0	–	132,606,093			– 0	–	132,606,093
Utilities	6,989,865		69,400,766			– 0	–	76,390,631
Warrants	– 0	–	40,192,119			– 0	–	40,192,119
Short-Term Investments	51,074,107		– 0	–		– 0	–	51,074,107

Total Investments in Securities	443,701,740		3,283,410,240	+		– 0	–	3,727,111,980
Other Financial Instruments* :
Assets:
Futures	578,448		– 0	–		– 0	–	578,448
Forward Currency Exchange Contracts	– 0	–	23,563,027			– 0	–	23,563,027
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(11,048,132)			– 0	–	(11,048,132)

Total^	$444,280,188		$3,295,925,135		$	– 0	–	$3,740,205,323

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 20.7%
Banks - 8.7%
77 Bank Ltd. (The)	53,000	$285,343
Australia & New Zealand Banking Group Ltd.	90,270	1,821,628
Banca Popolare dell’Emilia Romagna SC	51,990	394,351
Banca Popolare di Milano Scarl	429,060	424,967
Banco Macro SA (ADR) (a)	5,740	333,609
Bank Hapoalim BM	1,804,146	9,313,004
Bank of Queensland Ltd.	1,494,554	15,076,509
BGEO Group PLC	11,130	312,024
BOC Hong Kong Holdings Ltd.	1,753,500	5,324,679
China Development Financial Holding Corp.	1,153,000	287,589
Danske Bank A/S	774,050	20,769,534
DBS Group Holdings Ltd.	141,600	1,659,481
Hachijuni Bank Ltd. (The)	44,000	269,280
Hang Seng Bank Ltd.	309,700	5,897,707
ING Groep NV	1,323,620	17,908,625
KB Financial Group, Inc. (a)	159,290	4,487,802
Liberbank SA (a)	461,762	291,339
Mitsubishi UFJ Financial Group, Inc.	4,202,400	26,030,712
Resona Holdings, Inc.	717,300	3,483,378
Seven Bank Ltd.	1,243,600	5,453,802
Sumitomo Mitsui Financial Group, Inc.	142,900	5,393,194
UniCredit SpA	1,407,720	7,782,847

		133,001,404

Capital Markets - 2.7%
3i Group PLC	45,730	323,942
Amundi SA (a)(b)	114,639	5,379,533
Azimut Holding SpA	283,270	7,041,011
Credit Suisse Group AG (REG) (a)	218,816	4,713,726
GAM Holding AG (a)	35,730	591,425
Partners Group Holding AG	24,560	8,832,616
UBS Group AG	751,263	14,574,097

		41,456,350

Consumer Finance - 0.1%
AEON Thana Sinsap Thailand PCL	72,200	193,115
AEON Thana Sinsap Thailand PCL (NVDR)	22,400	59,778
Credito Real SAB de CV SOFOM ER (a)	176,692	448,125
Gentera SAB de CV	170,550	328,048
International Personal Finance PLC	56,000	237,772

		1,266,838

Diversified Financial Services - 1.2%
Challenger Ltd./Australia	1,126,470	7,099,443
Euronext NV (b)	89,360	4,584,950
GRENKELEASING AG	17,783	3,547,505
IG Group Holdings PLC	298,850	3,533,159

		18,765,057

Insurance - 6.9%
Admiral Group PLC	545,432	13,327,960
AIA Group Ltd.	2,322,400	13,876,525
Anadolu Hayat Emeklilik AS	174,991	363,015

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	1,051,278	$6,301,472
esure Group PLC	98,188	366,913
Euler Hermes Group	39,440	3,797,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	72,760	14,496,483
NN Group NV	761,054	26,852,193
Prudential PLC	664,160	14,963,185
Sampo Oyj-Class A	51,900	2,635,597
T&D Holdings, Inc.	133,800	1,765,295
Zurich Insurance Group AG (a)	25,530	6,558,652

		105,304,382

Real Estate Investment Trusts (REITs) - 0.2%
Allied Properties Real Estate Investment Trust	9,170	209,219
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	282,010	251,055
Granite Real Estate Investment Trust (Toronto)	16,790	460,612
Merlin Properties Socimi SA	25,460	318,943
Mexico Real Estate Management SA de CV (a)	145,920	186,184
PLA Administradora Industrial S de RL de CV (a)	108,810	175,641
Vastned Retail NV	9,840	452,060

		2,053,714

Real Estate Management & Development - 0.9%
Aeon Mall Co., Ltd.	42,800	734,111
Ayala Land, Inc.	2,586,600	1,890,733
CA Immobilien Anlagen AG (a)	23,540	430,525
Corp. Inmobiliaria Vesta SAB de CV	368,100	566,850
Global Logistic Properties Ltd.	6,097,833	9,208,700
Huaku Development Co., Ltd. (a)	271,000	484,344
Leopalace21 Corp. (a)	54,200	293,370
Nexity SA	15,130	670,205

		14,278,838

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC (The)	98,440	511,759

		316,638,342

Consumer Discretionary - 19.0%
Auto Components - 3.5%
Continental AG	39,380	9,526,407
Faurecia	5,390	215,976
Hankook Tire Co., Ltd. (a)	226,180	9,021,358
Hanon Systems (a)	13,150	577,497
Linamar Corp.	9,630	520,091
Magna International, Inc. (New York)-Class A	219,240	8,892,374
Nexen Tire Corp. (a)	28,350	296,538
Nexteer Automotive Group Ltd.	293,950	324,923
Plastic Omnium SA	172,426	5,480,862
SAF-Holland SA	27,490	372,162
Sumitomo Electric Industries Ltd.	683,600	9,652,994
Valeo SA	53,842	8,301,069

		53,182,251

Automobiles - 2.4%
Fuji Heavy Industries Ltd.	45,300	1,866,191
Great Wall Motor Co., Ltd.-Class H	3,996,000	4,625,707

Company	Shares	U.S. $ Value
Honda Motor Co., Ltd.	462,500	$14,782,200
Peugeot SA (a)	748,120	13,113,726
Toyota Motor Corp.	37,500	2,309,211

		36,697,035

Distributors - 0.0%
Inchcape PLC	60,830	701,837

Diversified Consumer Services - 0.5%
G8 Education Ltd.	93,690	242,276
TAL Education Group (ADR) (a)	147,281	6,844,148

		7,086,424

Hotels, Restaurants & Leisure - 2.4%
Ardent Leisure Group	196,300	321,251
Betfair Group PLC	39,200	2,253,885
Domino’s Pizza Group PLC	140,520	2,177,919
Jollibee Foods Corp.	176,280	818,326
Melco International Development Ltd.	1,635,000	2,442,589
Merlin Entertainments PLC (b)	788,451	5,286,608
Sodexo SA	64,880	6,338,575
Star Entertainment Grp Ltd. (The)	516,210	1,894,200
Tatts Group Ltd.	2,646,115	8,401,101
William Hill PLC	596,570	3,481,637
Yum! Brands, Inc.	47,630	3,479,372

		36,895,463

Household Durables - 0.3%
Auto Trader Group PLC (a)(b)	74,745	487,327
Berkeley Group Holdings PLC	61,320	3,333,569
Rinnai Corp.	5,200	460,738

		4,281,634

Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd. (ADR) (a)	52,600	2,436,958
Ikyu Corp.	24,200	679,035
Vipshop Holdings Ltd. (ADR) (a)	64,970	992,092

		4,108,085

Leisure Products - 0.7%
Amer Sports Oyj	17,820	520,270
Bandai Namco Holdings, Inc.	445,700	9,416,361

		9,936,631

Media - 4.7%
CTS Eventim AG & Co. KGaA	272,970	10,823,100
Liberty Global PLC-Class A (a)	26,215	1,110,467
Liberty Global PLC-Series C (a)	297,237	12,118,353
Loen Entertainment, Inc. (a)	9,370	668,056
Mediaset Espana Comunicacion SA	29,650	322,587
Metropole Television SA	30,530	525,000
Naspers Ltd.-Class N	45,821	6,263,010
NOS SGPS SA	48,620	382,538
RELX PLC	215,910	3,807,768
Rightmove PLC	30,460	1,851,054
Sky PLC	111,370	1,825,660

Company	Shares	U.S. $ Value
Thomson Reuters Corp.	131,010	$4,962,228
TV Asahi Holdings Corp.	51,600	890,738
Vivendi SA	640,915	13,764,951
Wolters Kluwer NV	214,170	7,192,578
WPP PLC	243,910	5,610,361

		72,118,449

Multiline Retail - 1.2%
B&M European Value Retail SA	2,967,230	12,453,605
Dollarama, Inc.	13,410	774,731
Don Quijote Holdings Co., Ltd.	21,200	744,517
Harvey Norman Holdings Ltd.	143,060	432,461
Next PLC	16,500	1,771,619
Poundland Group PLC	945,590	2,895,315

		19,072,248

Specialty Retail - 0.8%
Ace Hardware Indonesia Tbk PT	5,701,100	339,079
AutoCanada, Inc.	15,200	265,289
Card Factory PLC	363,680	1,957,973
L’Occitane International SA	123,250	237,836
Mr Price Group Ltd.	24,120	311,930
Shimamura Co., Ltd.	3,600	421,593
Sports Direct International PLC (a)	688,332	5,849,511
WH Smith PLC	112,710	2,928,646
Yamada Denki Co., Ltd.	150,900	651,816

		12,963,673

Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli SpA	15,020	265,507
Cie Financiere Richemont SA	139,747	10,002,101
Eclat Textile Co., Ltd.	56,336	774,126
Global Brands Group Holding Ltd. (a)	11,628,000	2,201,981
HUGO BOSS AG	127,534	10,522,711
Nan Liu Enterprise Co., Ltd.	91,230	479,926
Pacific Textiles Holdings Ltd.	1,320,000	2,036,405
Samsonite International SA	2,222,200	6,674,174

		32,956,931

		290,000,661

Industrials - 14.3%
Aerospace & Defense - 1.9%
Airbus Group SE	100,387	6,764,810
QinetiQ Group PLC	1,009,730	4,024,489
Saab AB-Class B	16,840	518,624
Safran SA	108,340	7,443,255
Senior PLC	114,440	387,825
Zodiac Aerospace	447,788	10,661,968

		29,800,971

Air Freight & Logistics - 0.2%
bpost SA	130,535	3,202,987

Airlines - 3.2%
Air Arabia PJSC	707,180	260,793
Air Canada (a)	55,720	411,145
International Consolidated Airlines Group SA	1,947,830	17,513,060

Company	Shares	U.S. $ Value
Japan Airlines Co., Ltd.	410,500	$14,692,976
Qantas Airways Ltd. (a)	2,434,481	7,215,974
Ryanair Holdings PLC (Sponsored ADR)	94,554	8,175,139

		48,269,087

Building Products - 0.1%
China Lesso Group Holdings Ltd.	243,000	168,632
DIRTT Environmental Solutions (a)	64,602	324,014
Kingspan Group PLC	46,780	1,233,385

		1,726,031

Commercial Services & Supplies - 1.8%
APR Energy PLC (a)	602,804	1,546,257
Babcock International Group PLC	872,539	13,057,669
Berendsen PLC	126,810	2,010,315
dorma & kaba Holding AG	1,420	964,365
Loomis AB-Class B	12,370	385,882
Regus PLC	1,708,897	8,396,786
Rentokil Initial PLC	303,920	713,069

		27,074,343

Construction & Engineering - 0.1%
John Laing Group PLC (b)	196,200	607,400
UGL Ltd. (a)	113,390	199,138

		806,538

Electrical Equipment - 0.0%
TKH Group NV	16,850	684,233

Industrial Conglomerates - 0.5%
Rheinmetall AG	112,330	7,466,780

Machinery - 2.1%
Bodycote PLC	47,050	392,772
Hoshizaki Electric Co., Ltd.	107,600	6,688,984
IHI Corp.	2,518,000	6,950,934
JTEKT Corp.	667,200	10,920,787
KION Group AG (a)	70,250	3,483,534
Krones AG	8,320	990,683
KUKA AG	8,760	783,899
LISI	15,470	419,551
Melrose Industries PLC	199,936	856,414
Morgan Advanced Materials PLC	84,380	307,813
Nabtesco Corp.	22,800	463,185

		32,258,556

Professional Services - 2.8%
Bureau Veritas SA	511,470	10,194,307
Capita PLC	876,486	15,594,880
Experian PLC	305,570	5,400,768
Teleperformance	138,093	11,611,885

		42,801,840

Road & Rail - 1.0%
Central Japan Railway Co.	85,500	15,179,146

Company	Shares	U.S. $ Value
National Express Group PLC	114,355	$561,041

		15,740,187

Trading Companies & Distributors - 0.6%
Brenntag AG	104,510	5,445,778
Bunzl PLC	119,980	3,328,763
Diploma PLC	42,250	473,988
Rexel SA	19,058	253,772

		9,502,301

		219,333,854

Information Technology - 10.7%
Communications Equipment - 0.1%
VTech Holdings Ltd.	166,000	1,715,524

Electronic Equipment, Instruments & Components - 0.2%
Ju Teng International Holdings Ltd.	595,750	282,574
PAX Global Technology Ltd.	1,547,000	1,587,174
Samsung Electro-Mechanics Co., Ltd. (a)	9,320	495,192
Tongda Group Holdings Ltd.	3,849,600	675,739

		3,040,679

Internet Software & Services - 0.9%
Baidu, Inc. (Sponsored ADR) (a)	31,950	6,039,828
Dip Corp.	32,100	657,458
Moneysupermarket.com Group PLC	701,850	3,796,720
Tencent Holdings Ltd.	169,500	3,323,157

		13,817,163

IT Services - 2.3%
Alten SA	17,990	1,041,064
Amadeus IT Holding SA-Class A	196,750	8,671,680
CGI Group, Inc.-Class A (a)	47,210	1,890,174
Computacenter PLC	45,122	566,741
Nihon Unisys Ltd.	47,900	527,319
Obic Co., Ltd.	74,000	3,917,161
Paysafe Group PLC (a)	116,530	634,090
SCSK Corp.	97,600	3,921,459
Softcat PLC (a)	90,162	452,083
Wirecard AG	144,510	7,223,335
Worldpay Group PLC (a)(b)	1,215,278	5,505,473

		34,350,579

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Semiconductor Engineering, Inc.	2,464,000	2,830,448
ASM International NV	13,010	510,039
ASML Holding NV	60,450	5,371,073
Hermes Microvision, Inc.	17,000	611,451
Hua Hong Semiconductor Ltd. (a)(b)	313,000	303,123
Infineon Technologies AG	689,120	10,046,479
Novatek Microelectronics Corp.	1,383,000	5,384,120
Sanken Electric Co., Ltd.	110,000	385,370
SCREEN Holdings Co., Ltd.	1,863,000	13,713,042
Siltronic AG (a)	16,040	389,020
Sumco Corp.	1,111,200	8,383,445

Company	Shares	U.S. $ Value
Tokyo Electron Ltd.	96,500	$5,846,435

		53,774,045

Software - 3.3%
Capcom Co., Ltd.	16,800	405,111
Check Point Software Technologies Ltd. (a)	33,230	2,704,257
Constellation Software, Inc./Canada	29,010	12,094,593
Dassault Systemes	134,520	10,752,290
NICE-Systems Ltd.	76,773	4,411,359
Nintendo Co., Ltd.	52,100	7,164,273
Oracle Corp. Japan	179,600	8,362,177
Sage Group PLC (The)	181,460	1,612,283
SAP SE	31,471	2,497,322
UBISOFT Entertainment (a)	14,710	425,724

		50,429,389

Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co., Ltd.	3,600	3,839,695
Samsung Electronics Co., Ltd. (GDR) (London) (b)	5,210	2,762,264

		6,601,959

		163,729,338

Health Care - 8.4%
Biotechnology - 0.4%
CSL Ltd.	68,260	5,204,119
Medy-Tox, Inc.	1,900	821,023

		6,025,142

Health Care Equipment & Supplies - 0.5%
Essilor International SA	18,440	2,298,285
Ginko International Co., Ltd.	51,000	671,943
LivaNova PLC (a)	8,842	524,950
Sartorius AG (Preference Shares)	18,535	4,843,362
St Shine Optical Co., Ltd.	6,000	120,085

		8,458,625

Health Care Providers & Services - 0.8%
Ramsay Health Care Ltd.	111,760	5,495,486
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	134,800	290,549
Sonic Healthcare Ltd.	447,650	5,795,791

		11,581,826

Health Care Technology - 0.1%
M3, Inc.	26,700	553,602
NNIT A/S (a)(b)	24,357	667,219

		1,220,821

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	39,380	13,736,535
Horizon Discovery Group PLC (a)	83,728	165,399

		13,901,934

Company	Shares	U.S. $ Value
Pharmaceuticals - 5.7%
Aspen Pharmacare Holdings Ltd. (a)	37,910	$756,860
China Traditional Chinese Medicine Co., Ltd. (a)	520,000	355,380
GlaxoSmithKline PLC	647,589	13,078,598
Novartis AG (REG)	83,760	7,204,974
Novo Nordisk A/S-Class B	134,877	7,809,137
Ouro Fino Saude Animal Participacoes SA	32,700	288,703
Recordati SpA	291,771	7,612,544
Roche Holding AG	125,400	34,749,391
Sanofi	35,870	3,056,904
Shionogi & Co., Ltd.	64,500	2,917,349
Shire PLC	64,570	4,429,978
Teva Pharmaceutical Industries Ltd.	81,711	5,330,898

		87,590,716

		128,779,064

Consumer Staples - 7.7%
Beverages - 0.1%
Coca-Cola Icecek AS	17,320	220,564
Cott Corp.	46,230	509,175
Royal Unibrew A/S	6,410	260,513

		990,252

Food & Staples Retailing - 2.2%
Alimentation Couche-Tard, Inc.-Class B	80,048	3,523,686
Booker Group PLC	254,120	678,213
Clicks Group Ltd.	40,970	235,869
CP ALL PCL	784,200	855,352
Delhaize Group	186,650	18,165,997
Koninklijke Ahold NV	74,595	1,573,464
Lenta Ltd. (GDR) (a)(b)	121,760	825,799
Loblaw Cos., Ltd.	39,550	1,867,599
MARR SpA	37,090	766,345
Metro, Inc.	26,660	746,411
Olam International Ltd.	2,543,946	3,259,913
Tsuruha Holdings, Inc.	11,100	961,770

		33,460,418

Food Products - 0.3%
Calbee, Inc.	23,000	971,268
Glanbia PLC	38,796	714,196
Mayora Indah Tbk PT	196,567	434,914
Nestle SA (REG)	34,900	2,590,810
Salmar ASA	18,144	316,647
Sao Martinho SA	24,400	281,720
Universal Robina Corp.	65,100	256,887

		5,566,442

Household Products - 0.8%
Henkel AG & Co. KGaA	40,534	3,877,182
Pigeon Corp.	36,200	878,215
Reckitt Benckiser Group PLC	83,573	7,732,697

		12,488,094

Personal Products - 0.6%
Cosmax, Inc. (a)	3,980	617,592

Company	Shares	U.S. $ Value
Hengan International Group Co., Ltd.	432,000	$4,055,671
L’Oreal SA	12,370	2,080,694
Unilever PLC	48,970	2,100,428

		8,854,385

Tobacco - 3.7%
British American Tobacco PLC	739,504	41,067,607
Gudang Garam Tbk PT	57,500	228,213
Imperial Tobacco Group PLC	184,530	9,746,435
Japan Tobacco, Inc.	164,100	6,024,728

		57,066,983

		118,426,574

Telecommunication Services - 6.5%
Diversified Telecommunication Services - 5.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,120,273	6,868,844
BT Group PLC	2,639,000	18,324,087
Com Hem Holding AB	81,550	738,938
Hellenic Telecommunications Organization SA	31,090	311,149
HKT Trust & HKT Ltd.-Class SS	3,559,000	4,546,306
Nippon Telegraph & Telephone Corp.	815,300	32,447,402
Singapore Telecommunications Ltd.	1,588,300	4,155,927
Telefonica Brasil SA (Preference Shares)	534,400	4,807,451
Telenor ASA	299,360	4,989,900
Telstra Corp., Ltd.	500,690	2,034,651
XL Axiata Tbk PT (a)	1,120,000	294,791

		79,519,446

Wireless Telecommunication Services - 1.3%
Tower Bersama Infrastructure Tbk PT (a)	5,032,500	2,128,836
Vodafone Group PLC	5,350,909	17,351,750

		19,480,586

		99,000,032

Materials - 4.0%
Chemicals - 3.6%
Arkema SA	124,592	8,721,265
Chr Hansen Holding A/S	10,250	641,141
Covestro AG (a)(b)	152,881	5,588,233
Croda International PLC	39,880	1,786,819
Denka Co Ltd	47,000	208,260
Essentra PLC	1,169,434	14,255,522
FUCHS PETROLUB SE (Preference Shares)	7,750	364,920
Fufeng Group Ltd.	617,000	277,497
Givaudan SA (REG) (a)	2,030	3,684,370
Incitec Pivot Ltd.	1,232,925	3,523,004
JSR Corp.	453,700	7,070,617
Kansai Paint Co., Ltd.	46,100	698,772
Koninklijke DSM NV	134,935	6,766,370
LANXESS AG	10,570	486,402
Nippon Shokubai Co., Ltd.	2,700	187,880
Teijin Ltd.	59,000	201,064

		54,462,136

Company	Shares	U.S. $ Value
Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	64,270	$208,531

Containers & Packaging - 0.1%
Amcor Ltd./Australia	143,740	1,396,467
Smurfit Kappa Group PLC	23,780	609,030

		2,005,497

Paper & Forest Products - 0.3%
Mondi PLC	206,717	4,051,805

		60,727,969

Energy - 3.5%
Energy Equipment & Services - 0.0%
Petrofac Ltd.	18,310	214,771

Oil, Gas & Consumable Fuels - 3.5%
BG Group PLC	952,416	13,806,065
Det Norske Oljeselskap ASA (a)	48,910	303,511
JX Holdings, Inc.	3,711,500	15,577,462
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	130,498	2,976,276
Royal Dutch Shell PLC-Class B	77,430	1,764,701
TOTAL SA	408,623	18,319,128

		52,747,143

		52,961,914

Utilities - 2.0%
Electric Utilities - 1.7%
EDP - Energias de Portugal SA	4,921,600	17,734,196
Electricite de France SA	597,580	8,800,844

		26,535,040

Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	14,800	527,126
TerraForm Global, Inc.-Class A	447,765	2,503,007

		3,030,133

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	116,400	554,360
CT Environmental Group Ltd.	1,920,000	633,319
Pennon Group PLC	43,420	550,845

		1,738,524

		31,303,697

Total Common Stocks (cost $1,442,915,392)		1,480,901,445

WARRANTS - 1.1%
Financials - 0.5%
Banks - 0.0%
Yes Bank Ltd., Merrill Lynch Intl & Co., expiring 6/25/18 (a)	42,380	464,666

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	362,170	$6,914,116
LIC Housing Finance Ltd., JPMorgan Chase Bank, expiring 3/06/17 (a)(b)	91,630	706,014

		7,620,130

		8,084,796

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	85,170	1,100,187
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	114,574	4,217,722

		5,317,909

Health Care - 0.2%
Pharmaceuticals - 0.2%
Aurobindo Pharma Ltd., Merrill Lynch Intl & Co., expiring 10/03/18 (a)	44,910	594,272
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	177,880	2,203,857

		2,798,129

Consumer Discretionary - 0.0%
Auto Components - 0.0%
Motherson Sumi Systems Ltd., JPMorgan Chase Bank, expiring 11/05/18 (a)	75,610	334,836

Total Warrants (cost $12,831,853)		16,535,670

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
State Street Bank & Trust Co. 0.03%, dated 12/31/15 due 01/04/15 in the amount of $11,587,371 (collateralized by $11,895,000 Federal National Mortgage Association, 2.00% due 5/26/21, value $11,820,611) (cost $11,587,332)	$11,587	11,587,332

Total Investments - 98.6% (cost $1,467,334,577) (c)		1,509,024,447
Other assets less liabilities - 1.4%		20,769,770

Net Assets - 100.0%		$1,529,794,217

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	156,624	USD	23,996	3/18/16	$311,879
Barclays Bank PLC	USD	7,294	CNY	48,174	3/18/16	(8,811)
BNP Paribas SA	AUD	23,540	USD	16,850	3/18/16	(242,443)
BNP Paribas SA	CAD	33,145	USD	24,558	3/18/16	599,424
BNP Paribas SA	USD	19,121	EUR	17,575	3/18/16	14,403
Credit Suisse International	NOK	155,214	USD	17,887	3/18/16	364,509
Credit Suisse International	USD	17,973	NOK	155,214	3/18/16	(449,956)
Credit Suisse International	USD	6,935	SEK	60,155	3/18/16	205,996
Deutsche Bank AG	GBP	35,853	USD	54,041	3/18/16	1,180,268
Deutsche Bank AG	USD	29,843	CHF	29,318	3/18/16	(480,311)
Deutsche Bank AG	USD	48,930	SEK	416,666	3/18/16	532,573
Goldman Sachs Bank USA	HKD	87,110	USD	11,245	3/18/16	(1,076)
HSBC Bank USA	BRL	27,210	USD	6,968	1/05/16	90,622
HSBC Bank USA	USD	6,854	BRL	27,210	1/05/16	23,821
HSBC Bank USA	BRL	27,210	USD	6,781	2/02/16	(28,874)
JPMorgan Chase Bank	GBP	13,655	USD	20,673	3/18/16	540,081
Morgan Stanley & Co., Inc.	GBP	7,822	USD	11,871	3/18/16	337,914
Morgan Stanley & Co., Inc.	ILS	76,120	USD	19,771	3/18/16	178,643
Morgan Stanley & Co., Inc.	USD	37,398	AUD	52,338	3/18/16	603,650
Morgan Stanley & Co., Inc.	USD	3,501	JPY	430,347	3/18/16	85,216
Royal Bank of Scotland PLC	CAD	7,836	USD	5,711	3/18/16	47,117
Royal Bank of Scotland PLC	CNY	81,598	USD	12,559	3/18/16	220,209
Royal Bank of Scotland PLC	KRW	20,056,038	USD	17,078	3/18/16	41,355
Royal Bank of Scotland PLC	TWD	163,671	USD	4,976	3/18/16	14,608
Royal Bank of Scotland PLC	USD	11,093	AUD	15,336	3/18/16	42,461
Royal Bank of Scotland PLC	USD	55,571	JPY	6,831,608	3/18/16	1,365,295
Societe Generale SA	USD	21,616	JPY	2,614,651	3/18/16	175,143
State Street Bank & Trust Co.	CHF	10,031	USD	10,064	3/18/16	17,506
State Street Bank & Trust Co.	HKD	162,392	USD	20,964	3/18/16	(1,518)
State Street Bank & Trust Co.	USD	17,733	JPY	2,174,119	3/18/16	386,448
UBS AG	BRL	27,210	USD	7,266	1/05/16	388,448
UBS AG	USD	6,968	BRL	27,210	1/05/16	(90,621)
UBS AG	EUR	13,787	USD	15,129	3/18/16	118,137

						$6,582,116

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $39,618,059 or 2.6% of net assets.
(c)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $140,349,398 and gross unrealized depreciation of investments was $(98,659,528), resulting in net unrealized appreciation of $41,689,870.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

December 31, 2015 (unaudited)

22.4%	United Kingdom
17.4%	Japan
11.5%	France
6.8%	Germany
6.3%	Switzerland
5.1%	Netherlands
4.4%	Australia
2.6%	Hong Kong
2.2%	Canada
2.1%	China
2.0%	Denmark
1.9%	Israel
1.6%	Italy
13.7%	Other

100.0%	Total Investments

*	All data are as of December 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Argentina, Austria, Belgium, Brazil, Colombia, Finland, Georgia, Greece, India, Indonesia, Ireland, Isle of Man, Italy, Mexico, Norway, Philippines, Portugal, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand, Turkey and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

International Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$30,156,553		$286,481,789		$	– 0	–	$316,638,342
Consumer Discretionary	60,014,926		229,985,735			– 0	–	290,000,661
Industrials	12,098,984		207,234,870			– 0	–	219,333,854
Information Technology	29,253,149		134,476,189			– 0	–	163,729,338
Health Care	5,533,711		123,245,353			– 0	–	128,779,064
Consumer Staples	7,081,785		111,344,789			– 0	–	118,426,574
Telecommunication Services	4,546,306		94,453,726			– 0	–	99,000,032
Materials	5,796,764		54,931,205			– 0	–	60,727,969
Energy	– 0	–	52,961,914			– 0	–	52,961,914
Utilities	2,503,007		28,800,690			– 0	–	31,303,697
Warrants	– 0	–	16,535,670			– 0	–	16,535,670
Short-Term Investments	11,587,332		– 0	–		– 0	–	11,587,332

Total Investments in Securities	168,572,517		1,340,451,930	+		– 0	–	1,509,024,447
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	7,885,726			– 0	–	7,885,726
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,303,610)			– 0	–	(1,303,610)

Total^	$168,572,517		$1,347,034,046		$	– 0	–	$1,515,606,563

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 27.5%
Banks - 14.5%
Axis Bank Ltd.	1,247,890	$8,429,515
Banco Davivienda SA (Preference Shares)	659,313	4,527,649
Banco do Brasil SA	265,700	984,047
Banco Macro SA (ADR) (a)	62,450	3,629,594
Bangkok Bank PCL (NVDR)	996,700	4,205,007
Bank Mandiri Persero Tbk PT	8,722,500	5,792,088
Bank of Baroda	2,569,300	6,032,259
Bank of China Ltd.-Class H	42,195,000	18,722,481
Bank of Communications Co., Ltd.-Class H	3,460,000	2,426,416
China CITIC Bank Corp. Ltd.-Class H (a)	13,182,000	8,495,965
China Construction Bank Corp.-Class H	3,727,400	2,542,637
China Development Financial Holding Corp.	8,625,000	2,151,306
Chongqing Rural Commercial Bank Co., Ltd.-Class H	11,659,000	7,017,565
Credicorp Ltd.	128,433	12,499,100
DGB Financial Group, Inc. (a)	388,588	3,310,392
HDFC Bank Ltd.	733,237	15,073,441
ICICI Bank Ltd.	631,150	2,489,536
ICICI Bank Ltd. (Sponsored ADR)	150,900	1,181,547
Industrial & Commercial Bank of China Ltd.-Class H	4,314,000	2,585,891
Kasikornbank PCL	597,700	2,483,150
Kasikornbank PCL (NVDR)	578,700	2,405,421
KB Financial Group, Inc. (a)	767,527	21,624,139
OTP Bank PLC	372,800	7,665,274
Punjab National Bank	1,862,415	3,246,579
Shinhan Financial Group Co., Ltd. (a)	348,840	11,718,145
State Bank of India	453,200	1,533,529
Union Bank of India	762,870	1,695,965

		164,468,638

Capital Markets - 0.1%
Haitong Securities Co., Ltd.-Class H	556,800	976,441

Consumer Finance - 0.4%
Muthoot Finance Ltd.	455,321	1,228,711
Shriram Transport Finance Co., Ltd.	286,687	3,712,309

		4,941,020

Diversified Financial Services - 1.3%
BM&FBovespa SA- Bolsa de Valores Mercadorias e Futuros	1,884,500	5,152,740
Haci Omer Sabanci Holding AS	1,465,450	4,154,276
Power Finance Corp. Ltd.	1,044,580	3,153,644
Premium Leisure Corp.	158,838,000	2,150,786

		14,611,446

Insurance - 3.9%
AIA Group Ltd.	3,305,000	19,747,638
BB Seguridade Participacoes SA	429,800	2,626,619
Dongbu Insurance Co., Ltd. (a)	90,400	5,408,765
New China Life Insurance Co., Ltd.-Class H	764,000	3,202,473
PICC Property & Casualty Co., Ltd.-Class H	3,966,000	7,837,110

Company	Shares	U.S. $ Value
Ping An Insurance Group Co. of China Ltd.-Class H	1,047,000	$5,760,464

		44,583,069

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,131,660	2,787,914

Real Estate Management & Development - 5.2%
Ayala Land, Inc.	11,915,300	8,709,757
China Overseas Land & Investment Ltd.	884,000	3,066,208
China Resources Land Ltd.	1,462,000	4,230,589
CIFI Holdings Group Co., Ltd.	23,948,000	5,311,295
Global Logistic Properties Ltd.	9,491,000	14,332,923
Grupo GICSA SA de CV (a)	5,489,040	5,175,485
Huaku Development Co., Ltd.	627,000	1,120,604
Kaisa Group Holdings Ltd. (a)(b)(c)	4,618,000	697,164
KWG Property Holding Ltd.	11,894,800	8,753,166
MMC Norilsk Nickel PJSC (ADR)	151,260	1,920,246
Parque Arauco SA	1,659,664	2,623,382
SM Prime Holdings, Inc.	6,270,900	2,883,743

		58,824,562

Thrifts & Mortgage Finance - 1.9%
Housing Development Finance Corp., Ltd.	942,142	17,915,834
LIC Housing Finance Ltd.	401,195	3,084,796

		21,000,630

		312,193,720

Information Technology - 21.5%
Communications Equipment - 0.4%
BYD Electronic International Co., Ltd. (a)	9,354,000	4,986,459

Electronic Equipment, Instruments & Components - 2.0%
China Railway Signal & Communication Corp., Ltd.-Class H (a)(d)	7,525,600	4,982,297
Ju Teng International Holdings Ltd.	4,620,000	2,191,338
Largan Precision Co., Ltd.	135,000	9,237,340
PAX Global Technology Ltd.	5,670,000	5,817,245

		22,228,220

Internet Software & Services - 5.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	37,880	3,078,508
Baidu, Inc. (Sponsored ADR) (a)	85,426	16,148,931
Just Dial Ltd.	206,288	2,613,975
Tencent Holdings Ltd.	1,733,000	33,976,586
Yandex NV-Class A (a)	239,730	3,768,555

		59,586,555

IT Services - 3.5%
HCL Technologies Ltd.	1,375,258	17,796,764
QIWI PLC (Sponsored ADR)	187,603	3,367,474
Tata Consultancy Services Ltd.	494,437	18,126,170

		39,290,408

Semiconductors & Semiconductor Equipment - 6.8%
Advanced Semiconductor Engineering, Inc.	9,258,794	10,635,767

Company	Shares	U.S. $ Value
Advanced Semiconductor Engineering, Inc. (ADR)	928,870	$5,266,693
Chipbond Technology Corp.	825,000	1,186,142
Hua Hong Semiconductor Ltd. (a)(d)	4,067,000	3,938,666
King Yuan Electronics Co., Ltd.	2,106,000	1,374,666
Kinsus Interconnect Technology Corp.	2,442,000	4,936,367
Novatek Microelectronics Corp.	2,358,000	9,179,866
Radiant Opto-Electronics Corp.	967,000	2,200,570
Taiwan Semiconductor Manufacturing Co., Ltd.	8,974,120	38,716,511

		77,435,248

Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co., Ltd.	32,431	34,590,316
Samsung Electronics Co., Ltd. (Preference Shares)	5,980	5,527,840

		40,118,156

		243,645,046

Consumer Discretionary - 17.3%
Auto Components - 1.1%
Hankook Tire Co., Ltd. (a)	325,220	12,971,642

Automobiles - 2.7%
Chongqing Changan Automobile Co., Ltd.-Class B	2,604,527	5,734,410
Great Wall Motor Co., Ltd.-Class H	4,744,500	5,492,159
Kia Motors Corp. (a)	127,030	5,664,265
Tata Motors Ltd. (a)	1,198,284	7,087,955
Tata Motors Ltd.-Class A (a)	1,494,765	6,517,934

		30,496,723

Diversified Consumer Services - 2.8%
Estacio Participacoes SA	722,600	2,530,740
Kroton Educacional SA	1,238,400	2,962,192
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	312,233	9,794,749
TAL Education Group (ADR) (a)	341,205	15,855,796

		31,143,477

Hotels, Restaurants & Leisure - 2.6%
IMAX China Holding, Inc. (a)(d)	662,400	4,700,873
Melco International Development Ltd.	4,030,000	6,020,572
NagaCorp Ltd.	3,566,000	2,246,217
Yum! Brands, Inc.	221,260	16,163,043

		29,130,705

Household Durables - 0.9%
Even Construtora e Incorporadora SA	1,486,700	1,542,187
Skyworth Digital Holdings Ltd.	13,765,373	8,930,059

		10,472,246

Internet & Catalog Retail - 1.9%
Ctrip.com International Ltd. (ADR) (a)	68,620	3,179,164
JD.com, Inc. (ADR) (a)	269,846	8,706,581

Company	Shares	U.S. $ Value
Vipshop Holdings Ltd. (ADR) (a)	660,310	$10,082,934

		21,968,679

Media - 2.4%
Naspers Ltd.-Class N	189,373	25,884,312
Surya Citra Media Tbk PT	6,626,000	1,477,497

		27,361,809

Multiline Retail - 1.0%
Lotte Shopping Co., Ltd. (a)	27,042	5,319,668
Matahari Department Store Tbk PT	4,458,500	5,644,164

		10,963,832

Textiles, Apparel & Luxury Goods - 1.9%
Cie Financiere Richemont SA (Johannesburg)	1,431,443	10,285,617
Eclat Textile Co., Ltd.	87,440	1,201,533
Titan Co., Ltd.	889,714	4,676,306
Yue Yuen Industrial Holdings Ltd.	1,612,500	5,452,012

		21,615,468

		196,124,581

Consumer Staples - 11.4%
Food & Staples Retailing - 4.5%
7-Eleven Malaysia Holdings Bhd	4,717,509	1,692,084
Bizim Toptan Satis Magazalari AS	109,634	480,309
CP ALL PCL	12,077,600	13,173,428
Lenta Ltd. (GDR) (a)(d)	1,690,014	11,461,986
Magnit PJSC (Sponsored GDR) (d)	262,990	10,576,358
Olam International Ltd.	3,731,181	4,781,283
X5 Retail Group NV (GDR) (a)(d)	467,136	8,852,227

		51,017,675

Food Products - 2.7%
First Resources Ltd.	2,153,100	2,908,679
Gruma SAB de CV-Class B	301,885	4,247,357
Grupo Lala SAB de CV	1,200,120	2,777,034
JBS SA	2,029,200	6,297,267
MHP SA (GDR) (d)	178,090	1,656,237
Universal Robina Corp.	2,254,850	8,897,715
WH Group Ltd. (a)(d)	7,455,000	4,139,647

		30,923,936

Household Products - 0.5%
LG Household & Health Care Ltd. (a)	5,760	5,114,781

Personal Products - 1.4%
Hengan International Group Co., Ltd.	1,248,000	11,716,383
Unilever PLC	101,650	4,359,987

		16,076,370

Tobacco - 2.3%
British American Tobacco PLC	302,360	16,791,257

Company	Shares	U.S. $ Value
ITC Ltd.	1,874,593	$9,293,558

		26,084,815

		129,217,577

Industrials - 5.4%
Airlines - 0.5%
Air Arabia PJSC	4,170,300	1,537,918
Turk Hava Yollari AO (a)	1,510,867	3,821,587

		5,359,505

Commercial Services & Supplies - 0.1%
APR Energy PLC (a)	487,664	1,250,911

Construction & Engineering - 2.4%
China Machinery Engineering Corp.-Class H	3,687,000	2,690,195
China Railway Group Ltd.-Class H	7,112,000	5,382,003
Daelim Industrial Co., Ltd. (a)	136,660	7,716,601
Hyundai Engineering & Construction Co., Ltd. (a)	128,050	3,074,001
IRB Infrastructure Developers Ltd.	2,159,534	7,921,740

		26,784,540

Industrial Conglomerates - 1.1%
Bidvest Group Ltd. (The)	353,578	7,504,764
SM Investments Corp.	264,037	4,823,296

		12,328,060

Professional Services - 0.4%
51job, Inc. (ADR) (a)	143,046	4,214,135

Road & Rail - 0.9%
CAR, Inc. (a)	5,599,000	9,226,275
Globaltrans Investment PLC (Sponsored GDR) (a)(d)	358,272	1,630,138

		10,856,413

		60,793,564

Materials - 3.5%
Chemicals - 2.2%
Fufeng Group Ltd.	1,477,000	664,284
LG Chem Ltd. (a)	43,260	11,943,358
Lotte Chemical Corp. (a)	60,550	12,355,058

		24,962,700

Construction Materials - 0.3%
Cemex Latam Holdings SA (a)	400,385	1,299,092
Grasim Industries Ltd. (GDR) (d)	45,488	2,578,768

		3,877,860

Metals & Mining - 0.8%
Novolipetsk Steel OJSC (GDR) (d)	708,360	6,028,330
Real Gold Mining Ltd. (a)(b)(c)	1,788,000	0	^

Company	Shares	U.S. $ Value
Severstal PAO (GDR) (d)	285,640	$2,386,511

		8,414,841

Paper & Forest Products - 0.2%
China Forestry Holdings Co., Ltd. (a)(b)(c)	6,430,000	1
Nine Dragons Paper Holdings Ltd.	3,955,000	2,322,462

		2,322,463

		39,577,864

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 0.6%
Telefonica Brasil SA (Preference Shares)	818,068	7,359,322

Wireless Telecommunication Services - 2.7%
China Mobile Ltd.	1,855,000	20,880,059
Tower Bersama Infrastructure Tbk PT (a)	22,984,000	9,722,634

		30,602,693

		37,962,015

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Cosan SA Industria e Comercio	455,900	2,887,768
Gazprom PAO (Sponsored ADR)	906,562	3,327,083
KazMunaiGas Exploration Production JSC (GDR) (d)	220,704	1,642,038
LUKOIL PJSC (Sponsored ADR)	386,910	12,568,771
Petroleo Brasileiro SA (Preference Shares) (a)	1,396,400	2,337,342
Petronet LNG Ltd.	2,050,208	7,910,441
Tatneft PAO (Sponsored ADR)	203,037	5,368,298

		36,041,741

Health Care - 2.6%
Health Care Providers & Services - 0.6%
Bangkok Dusit Medical Services PCL-Class F	459,000	284,443
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,119,700	6,724,228

		7,008,671

Pharmaceuticals - 2.0%
Aspen Pharmacare Holdings Ltd. (a)	751,230	14,998,045
Sun Pharmaceutical Industries Ltd.	560,193	6,920,843

		21,918,888

		28,927,559

Utilities - 2.5%
Electric Utilities - 0.5%
Korea Electric Power Corp. (a)	136,700	5,791,595

Independent Power and Renewable Electricity Producers - 1.5%
Huadian Power International Corp., Ltd.-Class H	11,846,000	7,680,434
NTPC Ltd.	2,566,850	5,619,479
TerraForm Global, Inc.-Class A	747,669	4,179,470

		17,479,383

Company	Shares	U.S. $ Value
Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	770,800	$3,670,967
Cia de Saneamento de Minas Gerais-COPASA	415,400	1,628,771

		5,299,738

		28,570,716

Total Common Stocks (cost $1,252,987,079)		1,113,054,383

WARRANTS - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd., expiring 10/14/16 (a) (cost $0)	577,500	14,531

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
State Street Bank & Trust Co. 0.03%, dated 12/31/15 due 1/04/16 in the amount of $13,715,257 (collateralized by $14,080,000 Federal National Mortgage Association, 2.00% due 5/26/21, value $13,991,946) (cost $13,715,211)	$13,715	13,715,211

Total Investments - 99.4% (cost $1,266,702,290) (e)		1,126,784,125
Other assets less liabilities - 0.6%		7,213,101

Net Assets - 100.0%		$1,133,997,226

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $64,574,076 or 5.7% of net assets.
(e)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,568,487 and gross unrealized depreciation of investments was $(213,486,652), resulting in net unrealized depreciation of $(139,918,165).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN *

December 31, 2015 (unaudited)

25.5%	China
14.9%	India
13.7%	South Korea
7.8%	Taiwan
6.3%	Russia
4.9%	Hong Kong
4.3%	South Africa
3.6%	Brazil
2.5%	Philippines
2.0%	Indonesia
2.0%	Thailand
2.0%	United Kingdom
2.0%	Singapore
8.5%	Other

100.0%	Total Investments

*	All data are as of December 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Argentina, Chile, Colombia, Cyprus, Hungary, Kazakhstan, Malaysia, Mexico, Peru, Switzerland, Turkey, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$31,557,003		$279,939,553		$697,164		$312,193,720
Information Technology	31,630,161		212,014,885		– 0	–	243,645,046
Consumer Discretionary	68,483,140		127,641,441		– 0	–	196,124,581
Consumer Staples	24,335,694		104,881,883		– 0	–	129,217,577
Industrials	7,095,184		53,698,380		– 0	–	60,793,564
Materials	1,299,092		38,278,771		1		39,577,864
Telecommunication Services	– 0	–	37,962,015		– 0	–	37,962,015
Energy	22,906,190		13,135,551		– 0	–	36,041,741
Health Care	– 0	–	28,927,559		– 0	–	28,927,559
Utilities	4,179,470		24,391,246		– 0	–	28,570,716
Warrants	14,531		– 0	–	– 0	–	14,531
Short-Term Investments	13,715,211		– 0	–	– 0	–	13,715,211

Total Investments in Securities	205,215,676		920,871,284+		697,165		1,126,784,125

Total^^^	$205,215,676		$920,871,284		$697,165		$1,126,784,125

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $63,531,704 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
^^	An amount of $5,335,794 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/15	$779,634		$779,634
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(82,469)		(82,469)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$697,165		$697,165

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(82,469)		$(82,469)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 25.0%
Industrial - 15.8%
Basic - 1.1%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	691	$592,781
Dow Chemical Co. (The)
7.375%, 11/01/29		700	864,534
8.55%, 5/15/19		3,226	3,802,322
Eastman Chemical Co.
3.80%, 3/15/25		3,020	2,924,671
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		1,212	781,740
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	1,933,751
International Paper Co.
3.65%, 6/15/24		1,209	1,182,465
3.80%, 1/15/26		2,920	2,876,916
4.75%, 2/15/22		3,182	3,398,411
5.15%, 5/15/46		1,014	964,703
LyondellBasell Industries NV
5.75%, 4/15/24		6,074	6,691,635
Minsur SA
6.25%, 2/07/24 (a)		3,473	3,198,268
Mosaic Co. (The)
5.625%, 11/15/43		2,545	2,439,375
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,581	3,939,660
Vale Overseas Ltd.
6.875%, 11/21/36		1,825	1,275,748

			36,866,980

Capital Goods - 0.7%
General Electric Capital Corp. Series G
5.625%, 5/01/18		20	21,812
General Electric Co. Series B
4.10%, 12/15/22 (b)		1,879	1,874,303
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		4,673	2,254,722
Owens Corning
6.50%, 12/01/16 (c)		480	493,884
Republic Services, Inc.
3.80%, 5/15/18		8	8,287
5.25%, 11/15/21		4,903	5,420,443
5.50%, 9/15/19		6,718	7,391,177
Yamana Gold, Inc.
4.95%, 7/15/24		7,731	6,555,757

			24,020,385

Communications - Media - 2.4%
21st Century Fox America, Inc.
6.15%, 2/15/41		5,925	6,658,083
6.55%, 3/15/33		3,525	4,017,351

	Principal Amount (000)		U.S. $ Value
CBS Corp.
3.50%, 1/15/25	U.S.$	9,055	$8,632,412
CCO Safari II LLC
4.908%, 7/23/25 (a)		2,455	2,452,611
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,401	2,115,077
Discovery Communications LLC
3.45%, 3/15/25		4,849	4,389,712
Mcgraw Hill Financial, Inc.
4.40%, 2/15/26		6,121	6,262,775
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)		5,187	5,498,220
Time Warner Cable, Inc.
4.00%, 9/01/21		12	12,117
4.125%, 2/15/21		9,385	9,582,798
4.50%, 9/15/42		2,370	1,859,933
8.75%, 2/14/19		10	11,601
Time Warner, Inc.
3.55%, 6/01/24		8,072	7,920,602
3.60%, 7/15/25		6,420	6,249,735
4.70%, 1/15/21		5,650	6,080,869
Viacom, Inc.
3.875%, 4/01/24		2,790	2,614,350
5.25%, 4/01/44		1,878	1,549,538
5.625%, 9/15/19		2,220	2,397,382

			78,305,166

Communications - Telecommunications - 2.1%
America Movil SAB de CV
3.125%, 7/16/22		7,159	7,034,562
American Tower Corp.
5.05%, 9/01/20		10,745	11,599,947
AT&T, Inc.
1.40%, 12/01/17		16	15,926
3.40%, 5/15/25		16,815	16,160,728
5.80%, 2/15/19		50	55,163
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
1.75%, 1/15/18		15	14,940
3.80%, 3/15/22		3,001	3,019,975
4.45%, 4/01/24		6,859	7,044,824
4.60%, 2/15/21		3,225	3,415,827
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	866,851
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	4,705	5,258,374
Verizon Communications, Inc.
6.55%, 9/15/43		12,928	15,348,251

			69,835,368

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,669,458
3.664%, 9/08/24		6,294	6,120,355
5.00%, 5/15/18		11,532	12,113,155
5.875%, 8/02/21		4,933	5,500,966

	Principal Amount (000)		U.S. $ Value
General Motors Co.
3.50%, 10/02/18	U.S.$	3,880	$3,918,955
General Motors Financial Co., Inc.
3.10%, 1/15/19		5,525	5,516,972
3.25%, 5/15/18		428	430,143
4.00%, 1/15/25		1,105	1,048,376
4.30%, 7/13/25		1,405	1,362,414

			40,680,794

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	27,011

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
3.875%, 7/20/25		6,950	7,093,031
Kohl’s Corp.
4.25%, 7/17/25		8,749	8,531,570
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		36	35,449
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		9,065	8,794,573

			24,454,623

Consumer Non-Cyclical - 3.2%
AbbVie, Inc.
3.60%, 5/14/25		4,563	4,503,384
Actavis Funding SCS
3.80%, 3/15/25		7,992	7,951,185
3.85%, 6/15/24		2,531	2,535,508
Altria Group, Inc.
2.625%, 1/14/20		9,075	9,091,852
AstraZeneca PLC
6.45%, 9/15/37		2,470	3,123,559
Baxalta, Inc.
5.25%, 6/23/45 (a)		3,510	3,521,839
Bayer US Finance LLC
3.375%, 10/08/24 (a)		2,702	2,721,230
Becton Dickinson and Co.
3.734%, 12/15/24		3,952	3,985,695
Biogen, Inc.
4.05%, 9/15/25		7,188	7,220,619
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		62	71,758
Celgene Corp.
3.875%, 8/15/25		7,710	7,678,774
Gilead Sciences, Inc.
3.65%, 3/01/26		6,889	6,947,412
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		6,479	6,296,862
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		3,495	3,485,962
3.50%, 7/15/22 (a)		4,451	4,481,690
Laboratory Corp. of America Holdings
3.60%, 2/01/25		2,765	2,668,045
Medtronic, Inc.
3.50%, 3/15/25		9,065	9,139,061

	Principal Amount (000)		U.S. $ Value
Perrigo Finance PLC
3.50%, 12/15/21	U.S.$	492	$478,219
3.90%, 12/15/24		3,115	3,005,514
Reynolds American, Inc.
3.25%, 11/01/22		5,431	5,370,015
5.85%, 8/15/45		2,103	2,337,989
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		3,518	3,654,080
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,788,991
3.95%, 8/15/24		5,908	6,065,797

			108,125,040

Energy - 3.3%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	1,949,967
Encana Corp.
3.90%, 11/15/21		3,815	3,148,989
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,116,775
7.50%, 7/01/38		7,035	6,497,723
EnLink Midstream Partners LP
5.05%, 4/01/45		5,872	3,641,110
Enterprise Products Operating LLC
3.35%, 3/15/23		5	4,521
3.70%, 2/15/26		7,714	6,919,473
5.20%, 9/01/20		2,133	2,237,103
Halliburton Co.
5.00%, 11/15/45		8,550	8,452,043
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		12,863	11,197,499
4.15%, 3/01/22		3,287	2,920,749
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	12,238
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,208,914
8.25%, 3/01/19		10,609	11,865,053
Noble Holding International Ltd.
4.90%, 8/01/20		382	290,351
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		6,155	4,937,750
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,034,708
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		6,968	7,528,847
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		8,485	8,381,678
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	9,664,000
Valero Energy Corp.
6.125%, 2/01/20		6,995	7,714,030
Williams Partners LP
4.125%, 11/15/20		4,549	4,061,265

			110,784,786

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)	U.S.$	2,724	$2,699,955

Technology - 1.0%
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		8,640	8,472,505
HP, Inc.
4.65%, 12/09/21		2,366	2,357,052
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,443,410
Motorola Solutions, Inc.
7.50%, 5/15/25		985	1,077,136
Seagate HDD Cayman
4.75%, 1/01/25		3,629	3,021,879
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,733	5,829,584
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,909,462
3.75%, 6/01/23		3,042	2,951,376

			33,062,404

			528,862,512

Financial Institutions - 7.8%
Banking - 5.0%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		1,867	1,862,013
American Express Co.
2.65%, 12/02/22		17	16,469
Bank of America Corp.
3.30%, 1/11/23		2,739	2,696,066
5.625%, 7/01/20		2,100	2,332,615
Series 1
3.75%, 7/12/16		25	25,313
Series L
5.65%, 5/01/18		5,700	6,129,256
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,961	2,676,171
Barclays PLC
3.65%, 3/16/25	U.S.$	1,846	1,774,052
BNP Paribas SA
7.375%, 8/19/25 (a)(b)		3,275	3,360,969
BPCE SA
5.70%, 10/22/23 (a)		1,991	2,090,440
Citigroup, Inc.
3.875%, 3/26/25		6,580	6,410,308
Compass Bank
5.50%, 4/01/20		14,784	15,749,780
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,581	1,600,326
4.375%, 8/04/25		6,380	6,488,798
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	5,924,203

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (a)	U.S.$	10,795	$10,441,831
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		12	12,030
3.75%, 5/22/25		2,661	2,678,743
3.85%, 7/08/24		10,315	10,526,045
5.25%, 7/27/21		6	6,634
5.625%, 1/15/17		10	10,387
Series D
6.00%, 6/15/20		12,435	14,052,918
JPMorgan Chase & Co.
6.125%, 6/27/17		50	52,949
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		9,248	9,519,873
Morgan Stanley
3.75%, 2/25/23		8	8,194
5.625%, 9/23/19		3,033	3,347,216
7.25%, 4/01/32		15	19,658
Series G
5.50%, 7/24/20		3,953	4,398,167
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,140,539
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,400,817
PNC Funding Corp.
5.125%, 2/08/20		5	5,498
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		3,880	3,943,050
Santander Issuances SAU
5.179%, 11/19/25		8,600	8,469,693
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	5,293,236
Standard Chartered PLC
6.409%, 1/30/17(a)(b)		300	300,300
Series E
4.00%, 7/12/22 (a)		6,689	6,739,167
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,819,480
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		4,794	4,767,293

			167,090,497

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,712,436
HSBC Finance Corp.
6.676%, 1/15/21		110	126,245

			5,838,681

Insurance - 2.0%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		3,185	3,290,630
American International Group, Inc.
4.875%, 6/01/22		6,703	7,238,838

	Principal Amount (000)		U.S. $ Value
6.40%, 12/15/20	U.S.$	5,975	$6,892,969
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,641,049
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(b)		3,683	3,830,320
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		4,804	6,120,906
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		3,400	3,733,928
5.50%, 3/30/20		6,904	7,642,680
6.10%, 10/01/41		5	5,804
Lincoln National Corp.
8.75%, 7/01/19		3,071	3,688,317
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,344,000
MetLife, Inc.
4.75%, 2/08/21		1,570	1,718,414
7.717%, 2/15/19		2,169	2,519,968
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,673	3,879,694
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,585
5.625%, 6/15/43		6,523	6,669,767
XLIT Ltd.
5.50%, 3/31/45		1,600	1,494,834
6.25%, 5/15/27		5	5,752

			67,726,455

REITS - 0.6%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23		202	194,755
Trust F/1401
5.25%, 12/15/24 (a)		5,937	5,892,473
Welltower, Inc.
5.25%, 1/15/22		12,820	13,866,253

			19,953,481

			260,609,114

Utility - 1.4%
Electric - 1.0%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,760	7,883,133
CMS Energy Corp.
5.05%, 3/15/22		1,476	1,605,210
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,564,530
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,248
Entergy Corp.
4.00%, 7/15/22		6,096	6,219,005
Exelon Corp.
5.10%, 6/15/45 (a)		3,355	3,379,471

	Principal Amount (000)		U.S. $ Value
Exelon Generation Co. LLC
4.25%, 6/15/22	U.S.$	3,830	$3,880,537
TECO Finance, Inc.
4.00%, 3/15/16		2,925	2,939,175
5.15%, 3/15/20		3,625	3,892,420

			32,367,729

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		12,130	12,563,344

			44,931,073

Total Corporates - Investment Grade (cost $832,838,263)			834,402,699

MORTGAGE PASS-THROUGHS - 20.2%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.889%, 12/01/36 (c)		2	1,717
Series 2007
2.795%, 3/01/37 (c)		2	2,486

			4,203

Agency Fixed Rate 15-Year - 1.8%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17		1	1,023
Federal National Mortgage Association
2.50%, 1/01/31, TBA		23,633	23,821,327
3.50%, 12/01/19-9/01/30		32,864	34,450,280
Series 2010
3.50%, 8/01/20		120	125,733

			58,398,363

Agency Fixed Rate 30-Year - 18.4%
Federal Home Loan Mortgage Corp. Gold
5.00%, 8/01/33		4	4,183
4.00%, 1/01/45		34,919	37,296,376
Series 2007
4.50%, 3/01/37		85	92,272
5.50%, 7/01/35		2,142	2,394,286
Federal National Mortgage Association
Series 2004
5.50%, 4/01/34-11/01/34		6,059	6,771,366
Series 2005
5.50%, 2/01/35		5,686	6,353,428
Series 2006
5.50%, 4/01/36		1,114	1,247,274
6.50%, 8/01/31-8/01/34		9	10,461
5.50%, 11/01/33-9/01/36		2,781	3,109,250
4.00%, 12/01/41-8/01/45		59,937	64,060,029
4.50%, 1/25/46, TBA		85,365	92,194,200
Series 2012
3.50%, 5/01/42		9	8,947
4.50%, 5/01/44		257	278,620
3.50%, 12/01/41-10/01/45		146,653	152,287,009

	Principal Amount (000)			U.S. $ Value
3.00%, 5/01/45-8/01/45	U.S.$	36,705		$36,737,717
Series 2003
5.50%, 4/01/33-7/01/33		7,060		7,889,237
4.00%, 1/01/46, TBA		96,406		101,994,540
Government National Mortgage Association
Series 1996
8.50%, 11/15/26		0	**	399
4.50%, 7/20/45		28,789		31,003,180
3.50%, 2/01/46, TBA		50,944		52,983,752
3.00%, 11/20/45-12/20/45		18,536		18,800,300

				615,516,826

Total Mortgage Pass-Throughs (cost $674,235,560)				673,919,392

ASSET-BACKED SECURITIES - 16.1%
Autos - Fixed Rate - 9.0%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		6,239		6,209,178
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		11,565		11,571,216
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		4,892		4,891,133
Series 2013-4, Class A3
0.96%, 4/09/18		2,246		2,245,071
Series 2014-1, Class A3
0.90%, 2/08/19		5,040		5,032,827
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		1,962		1,958,358
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846		16,796,570
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		6,834		6,867,470
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		11,267		11,230,399
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		3,937		3,906,371
Series 2015-2, Class A3
1.31%, 8/15/19		5,333		5,294,010
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		1,960		1,965,210
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		5,179		5,129,023
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		5,136		5,119,876
CPS Auto Receivables Trust
Series 2013-B, Class A

	Principal Amount (000)		U.S. $ Value
1.82%, 9/15/20 (a)	U.S.$	3,049	$3,043,452
Series 2014-B, Class A
1.11%, 11/15/18 (a)		2,773	2,751,870
Drive Auto Receivables Trust Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		3,265	3,263,603
Series 2015-CA, Class A2A
1.03%, 2/15/18 (a)		2,887	2,885,146
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		5,186	5,180,672
Enterprise Fleet Financing LLC Series 2014-1, Class A2
0.87%, 9/20/19 (a)		1,558	1,555,282
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		5,305	5,282,408
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		12,706	12,661,152
Exeter Automobile Receivables Trust Series 2014-1A, Class A
1.29%, 5/15/18 (a)		616	616,021
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		887	886,638
Fifth Third Auto Trust Series 2014-3, Class A4
1.47%, 5/17/21		8,250	8,180,582
Flagship Credit Auto Trust Series 2013-1, Class A
1.32%, 4/16/18 (a)		374	374,317
Ford Credit Auto Lease Trust Series 2014-B, Class A3
0.89%, 9/15/17		6,000	5,993,092
Ford Credit Auto Owner Trust Series 2012-B, Class A4
1.00%, 9/15/17		3,152	3,152,167
Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,787,974
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,293,597
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,067,184
GM Financial Automobile Leasing Trust Series 2015-1, Class A2
1.10%, 12/20/17		11,004	10,986,975
Series 2015-2, Class A3
1.68%, 12/20/18		11,785	11,719,059
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.65%, 5/15/20 (a)		5,130	5,075,708
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.10%, 9/15/19		9,130	9,096,257
Series 2015-1, Class A3
1.41%, 6/15/20		5,832	5,799,067
Hertz Vehicle Financing II LP Series 2015-2A, Class A

	Principal Amount (000)		U.S. $ Value
2.02%, 9/25/19 (a)	U.S.$	4,800	$4,754,504
Series 2015-2A, Class C
3.95%, 9/25/19 (a)		3,400	3,369,216
Hertz Vehicle Financing LLC Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		7,345	7,328,626
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	20,904,773
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3
1.40%, 11/15/18 (a)		5,547	5,536,012
Hyundai Auto Receivables Trust Series 2012-B, Class C
1.95%, 10/15/18		3,525	3,527,587
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3
1.34%, 7/16/18		6,490	6,456,795
Nissan Auto Lease Trust Series 2015-A, Class A3
1.40%, 6/15/18		10,620	10,599,353
Santander Drive Auto Receivables Trust Series 2015-3, Class A2A
1.02%, 9/17/18		5,141	5,136,296
Series 2015-4, Class A2A
1.20%, 12/17/18		5,917	5,900,994
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		7,267	7,253,720
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		5,884	5,871,369

			300,508,180

Credit Cards - Fixed Rate - 2.7%
American Express Credit Account Master Trust Series 2014-2, Class A
1.26%, 1/15/20		4,458	4,455,258
Barclays Dryrock Issuance Trust Series 2014-3, Class A
2.41%, 7/15/22		11,514	11,607,113
Series 2015-2, Class A
1.56%, 3/15/21		8,187	8,185,185
Series 2015-4, Class A
1.72%, 8/16/21		6,192	6,145,698
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5
1.60%, 5/17/21		7,831	7,804,536
Discover Card Execution Note Trust Series 2015-A2, Class A
1.90%, 10/17/22		10,835	10,662,592
Synchrony Credit Card Master Note Trust Series 2012-2, Class A
2.22%, 1/15/22		12,000	12,032,153
Series 2015-3, Class A

	Principal Amount (000)		U.S. $ Value
1.74%, 9/15/21	U.S.$	9,015	$8,943,828
World Financial Network Credit Card Master Trust Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,896,696
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,336,306
Series 2015-B,Class A
2.55%, 6/17/24		6,986	6,998,380

			89,067,745

Autos - Floating Rate - 1.7%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
0.831%, 7/15/20 (a)(c)		10,554	10,527,859
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A
0.782%, 7/20/19 (c)		6,227	6,218,228
Series 2015-1, Class A
0.902%, 1/20/20 (c)		10,924	10,847,724
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.843%, 12/10/27 (a)(c)		6,473	6,478,169
Series 2014-1, Class A
0.693%, 4/10/28 (a)(c)		5,308	5,310,863
Navistar Financial Dealer Note Master Trust Series 2014-1, Class A
1.172%, 10/25/19 (a)(c)		4,874	4,859,028
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A
1.902%, 10/20/20 (a)(c)		9,708	9,707,994
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.752%, 7/22/19 (a)(c)		3,500	3,461,132

			57,410,997

Other ABS - Fixed Rate - 1.4%
Ascentium Equipment Receivables LLC Series 2015-2A, Class A1
1.00%, 11/10/16 (a)		9,707	9,707,032
CIT Equipment Collateral Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		6,664	6,660,810
CNH Equipment Trust Series 2014-B, Class A4
1.61%, 5/17/21		6,051	6,012,674
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,355,567
Dell Equipment Finance Trust Series 2015-1, Class A3
1.30%, 3/23/20 (a)		3,460	3,433,299
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		3,098	3,087,558

	Principal Amount (000)		U.S. $ Value
Macquarie Equipment Funding Trust Series 2014-A, Class A2
0.80%, 11/21/16 (a)	U.S.$	2,013	$2,012,034
SBA Tower Trust
3.156%, 10/15/20 (a)		7,996	7,866,225

			45,135,199

Credit Cards - Floating Rate - 1.3%
Cabela’s Credit Card Master Note Trust Series 2012-1A, Class A2
0.861%, 2/18/20 (a)(c)		7,700	7,705,696
Series 2014-1, Class A
0.681%, 3/16/20 (c)		1,880	1,876,407
Discover Card Execution Note Trust Series 2015-A1, Class A1
0.681%, 8/17/20 (c)		11,732	11,707,676
First National Master Note Trust Series 2013-2, Class A
0.861%, 10/15/19 (c)		8,650	8,652,045
World Financial Network Credit Card Master Trust Series 2014-A, Class A
0.711%, 12/15/19 (c)		8,125	8,126,109
Series 2015-A, Class A
0.811%, 2/15/22 (c)		6,720	6,679,389

			44,747,322

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust Series 2003-WF1, Class A2
1.547%, 12/25/32 (c)		1,000	958,173
Residential Asset Securities Corp. Trust Series 2003-KS3, Class A2
1.022%, 5/25/33 (c)		137	127,466
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A
0.722%, 4/25/34 (c)		7	6,775

			1,092,414

Total Asset-Backed Securities (cost $539,930,656)			537,961,857

GOVERNMENTS - TREASURIES - 11.9%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17	BRL	47,825	11,495,070

United States - 11.6%
U.S. Treasury Bonds
3.00%, 5/15/45	U.S.$	26,750	26,627,753
3.125%, 8/15/44		14,806	15,131,614
3.375%, 5/15/44		5,710	6,127,453
3.625%, 8/15/43-2/15/44		42,230	47,549,157
3.75%, 11/15/43		10,205	11,754,088

	Principal Amount (000)		U.S. $ Value
4.75%, 2/15/37	U.S.$	5	$6,627
6.25%, 5/15/30		13,949	20,225,941
8.125%, 8/15/19-8/15/21		986	1,283,165
U.S. Treasury Notes
1.375%, 10/31/20		42,767	42,011,906
1.50%, 10/31/19		18,940	18,880,813
1.625%, 4/30/19		59,820	60,168,152
1.75%, 9/30/19-5/15/23		30,722	30,190,436
2.00%, 11/15/21		9,093	9,119,642
2.125%, 8/15/21		630	637,457
2.25%, 11/15/25		14,980	14,946,640
2.375%, 8/15/24 (d)		12,571	12,701,812
2.50%, 8/15/23		46,277	47,479,138
2.75%, 11/15/23		21,770	22,719,890

			387,561,684

Total Governments - Treasuries (cost $397,883,612)			399,056,754

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%
Non-Agency Fixed Rate CMBS - 9.7%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A
5.774%, 2/10/51		15,879	16,515,761
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ
5.611%, 9/11/41		5,707	5,770,227
BHMS Mortgage Trust Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		9,720	9,833,462
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,371,750
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A1A
5.811%, 3/15/49		1,699	1,705,779
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,309,654
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class A4
5.766%, 5/15/46		3,834	3,981,600
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A1A
5.292%, 12/10/46		11,201	11,457,225
Commercial Mortgage Trust Series 2007-GG9, Class A4
5.444%, 3/10/39		17,227	17,610,943
Series 2007-GG9, Class AM
5.475%, 3/10/39		7,256	7,422,895
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		4,428	4,302,232

	Principal Amount (000)		U.S. $ Value
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM
5.699%, 6/15/39	U.S.$	4,535	$4,612,399
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4
3.718%, 8/15/48		9,682	9,873,665
DBUBS Mortgage Trust Series 2011-LC1A, Class E
5.663%, 11/10/46 (a)		4,018	4,233,301
Extended Stay America Trust Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		7,662	7,644,420
GS Mortgage Securities Corp. II Series 2013-KING, Class A
2.706%, 12/10/27 (a)		12,155	12,255,583
GS Mortgage Securities Trust Series 2006-GG6, Class AJ
5.635%, 4/10/38		5,000	4,995,262
Series 2007-GG10, Class A4
5.795%, 8/10/45		5,574	5,727,314
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		755	734,502
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,815,851
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM
5.372%, 5/15/47		3,790	3,853,761
Series 2007-CB19, Class AM
5.695%, 2/12/49		4,080	4,204,186
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	13,637,549
Series 2007-LD12, Class AM
6.009%, 2/15/51		3,522	3,705,835
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		17,860	18,410,689
Series 2007-LDPX, Class A3
5.42%, 1/15/49		45	46,206
Series 2008-C2, Class A1A
5.998%, 2/12/51		7,695	7,931,684
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		516	519,958
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		2,901	2,987,619
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3
3.801%, 8/15/48		9,747	10,002,434
Series 2015-C32, Class C
4.669%, 11/15/48		5,623	4,954,585
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ
5.452%, 9/15/39		3,028	3,047,025
Series 2007-C1, Class AM
5.455%, 2/15/40		2,995	3,086,504
LSTAR Commercial Mortgage Trust Series 2014-2, Class A2
2.767%, 1/20/41 (a)		5,830	5,796,953

	Principal Amount (000)		U.S. $ Value
Series 2015-3, Class A2
2.729%, 4/20/48 (a)	U.S.$	7,000	$6,950,883
Merrill Lynch Mortgage Trust Series 2006-C2, Class A1A
5.739%, 8/12/43		6,599	6,671,395
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
5.166%, 12/12/49		11,537	11,771,026
Series 2007-9, Class A4
5.70%, 9/12/49		20,667	21,498,184
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4
3.091%, 8/10/49		4,728	4,736,626
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	9,289,221
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class E
5.888%, 1/10/45 (a)		2,428	2,584,949
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
6.009%, 6/15/45		3,966	3,994,969
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class D
4.802%, 11/15/45 (a)		3,326	3,220,268
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	9,986,379
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,163,028

			323,225,741

Non-Agency Floating Rate CMBS - 1.6%
Carefree Portfolio Trust Series 2014-CARE, Class A
1.651%, 11/15/19 (a)(c)		5,133	5,105,108
Commercial Mortgage Trust Series 2014-KYO, Class A
1.201%, 6/11/27 (a)(c)		7,535	7,447,995
Series 2014-SAVA, Class A
1.481%, 6/15/34 (a)(c)		3,437	3,413,852
H/2 Asset Funding NRE Series 2015-1A
2.074%, 6/24/49 (a)(c)		7,037	7,019,092
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class A
1.251%, 6/15/29 (a)(c)		9,634	9,583,015
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSA
2.201%, 8/15/26 (a)(c)		3,265	3,246,573
Series 2015-XLF2, Class SNMA
2.281%, 11/15/26 (a)(c)		3,265	3,244,201

	Principal Amount (000)		U.S. $ Value
PFP III Ltd. Series 2014-1, Class A
1.515%, 6/14/31 (a)(c)	U.S.$	1,871	$1,860,576
Resource Capital Corp., Ltd. Class A Series 2014-CRE2,
1.401%, 4/15/32 (a)(c)		3,230	3,223,960
Starwood Retail Property Trust Series 2014-STAR, Class A
1.551%, 11/15/27 (a)(c)		6,321	6,249,266
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C
4.471%, 12/15/47 (e)		5,778	5,296,674

			55,690,312

Total Commercial Mortgage-Backed Securities (cost $391,253,267)			378,916,053

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
GSE Risk Share Floating Rate - 2.9%
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.922%, 7/25/25 (a)(c)		4,359	4,333,413
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2
4.672%, 11/25/23 (c)		8,185	8,100,917
Series 2014-DN2, Class M3
4.022%, 4/25/24 (c)		2,091	1,949,690
Series 2014-DN3, Class M3
4.422%, 8/25/24 (c)		9,650	9,243,340
Series 2014-DN4, Class M3
4.972%, 10/25/24 (c)		2,500	2,480,101
Series 2014-HQ3, Class M3
5.172%, 10/25/24 (c)		3,000	2,993,439
Series 2015-DNA1, Class M3
3.722%, 10/25/27 (c)		675	639,838
Series 2015-DNA2, Class M2
3.022%, 12/25/27 (c)		9,306	9,226,496
Series 2015-DNA3, Class M3
5.122%, 4/25/28 (c)		1,430	1,407,324
Series 2015-HQ1, Class M2
2.622%, 3/25/25 (c)		2,155	2,141,520
Series 2015-HQA1, Class M2
3.072%, 3/25/28 (c)		10,244	10,117,672
Series 2015-HQA2, Class M2
3.222%, 5/25/28 (c)		3,151	3,130,289
Series 2015-HQA2, Class M3
5.222%, 5/25/28 (c)		902	883,100
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M1
1.622%, 7/25/24 (c)		2,342	2,333,682
Series 2014-C04, Class 1M2

	Principal Amount (000)		U.S. $ Value
5.322%, 11/25/24 (c)	U.S.$	5,280	$5,264,834
Series 2014-C04, Class 2M2
5.422%, 11/25/24 (c)		4,465	4,475,612
Series 2015-C01, Class 1M2
4.722%, 2/25/25 (c)		4,205	4,055,733
Series 2015-C02, Class 2M2
4.422%, 5/25/25 (c)		4,020	3,806,156
Series 2015-C03, Class 1M2
5.422%, 7/25/25 (c)		1,450	1,442,530
Series 2015-C03, Class 2M2
5.422%, 7/25/25 (c)		5,115	5,079,703
Series 2015-C04, Class 1M2
6.122%, 4/25/28 (c)		2,029	2,066,733
Series 2015-C04, Class 2M2
5.972%, 4/25/28 (c)		3,077	3,093,535
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.672%, 11/25/24 (a)(c)		1,130	1,114,635
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.447%, 11/25/25 (a)(c)		3,997	4,002,145
Series 2015-WF1, Class 2M2
5.697%, 11/25/25 (a)(c)		1,161	1,163,076

			94,545,513

Non-Agency Fixed Rate - 1.7%
Alternative Loan Trust Series 2005-20CB, Class 3A6
5.50%, 7/25/35		994	945,235
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		3,075	2,764,178
Series 2005-65CB, Class 2A6
6.00%, 12/25/35		3,226	3,128,581
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		1,410	1,361,515
Series 2006-24CB, Class A16
5.75%, 6/25/36		5,257	4,691,264
Series 2006-28CB, Class A14
6.25%, 10/25/36		3,281	2,791,044
Series 2006-J1, Class 1A13
5.50%, 2/25/36		1,829	1,643,749
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		2,071	1,817,928
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17
6.00%, 7/25/37		1,181	1,003,674
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4
2.626%, 5/25/35		3,331	3,126,207
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8
6.00%, 5/25/36		2,925	2,690,813
Series 2006-13, Class 1A18

	Principal Amount (000)		U.S. $ Value
6.25%, 9/25/36	U.S.$	3,720	$3,366,767
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,732	1,568,135
Series 2007-2, Class A16
6.00%, 3/25/37		3,686	3,460,671
Series 2007-HYB2, Class 3A1
2.704%, 2/25/47		6,240	5,566,965
Credit Suisse Mortgage Trust Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		4,362	3,649,391
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9
6.00%, 7/25/36		4,660	3,805,024
JP Morgan Mortgage Trust Series 2007-S3, Class 1A8
6.00%, 8/25/37		2,257	1,983,665
RBSSP Resecuritization Trust Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		5,451	4,627,535
Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5
5.75%, 7/25/37		1,860	1,815,500

			55,807,841

Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2
0.612%, 12/25/36 (c)		8,176	5,086,509
HomeBanc Mortgage Trust Series 2005-1, Class A1
0.672%, 3/25/35 (c)		3,702	3,176,268
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A
2.031%, 7/15/36 (a)(c)		8,990	8,976,554
RBSSP Resecuritization Trust Series 2010-9, Class 7A6
6.792%, 5/26/37 (a)(e)		4,543	3,754,250

			20,993,581

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4
0.837%, 5/28/35		1,605	1,365,007

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association REMICS Series 2014-4, Class PI
5.50%, 2/25/44 (f)	U.S.$	10,921	$2,621,853

			3,986,860

Total Collateralized Mortgage Obligations (cost $178,196,709)			175,333,795

INFLATION-LINKED SECURITIES - 3.6%
United States - 3.6%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $118,671,841)		119,209	118,509,187

CORPORATES - NON-INVESTMENT GRADE - 3.2%
Financial Institutions - 1.6%
Banking - 1.4%
Bank of America Corp. Series Z
6.50%, 10/23/24 (b)		2,288	2,410,980
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,425,000
7.625%, 11/21/22		3,784	4,309,030
7.75%, 4/10/23		3,832	4,090,660
Credit Agricole SA
7.875%, 1/23/24 (a)(b)(g)		1,382	1,408,258
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		1,557	1,630,957
HBOS Capital Funding LP
4.939%, 5/23/16 (b)	EUR	3,542	3,887,760
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	7,068	6,953,845
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(b)		2,354	2,448,160
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		3,734	3,976,710
Royal Bank of Scotland Group PLC Series U
7.64%, 9/30/17 (b)		2,900	3,030,500
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		819	885,120
Societe Generale SA
5.922%, 4/05/17 (a)(b)		1,160	1,175,950
8.00%, 9/29/25 (a)(b)		3,455	3,513,856
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	5,822,525

			46,969,311

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		2,700	2,801,250
International Lease Finance Corp.
5.875%, 4/01/19		2,682	2,842,920

	Principal Amount (000)		U.S. $ Value
Navient Corp.	U.S.$	875	$818,125

7.25%, 1/25/22			6,462,295

			53,431,606

Industrial - 1.3%
Basic - 0.1%
Novelis, Inc.
8.375%, 12/15/17		809	786,753
Teck Resources Ltd.
4.50%, 1/15/21		7,905	4,031,550

			4,818,303

Capital Goods - 0.1%
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		1,183	1,224,405
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		3,119	3,172,616

			4,397,021

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		1,342	1,429,230

Communications - Telecommunications - 0.4%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	712	789,241
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	10,125	8,251,875
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		3,440	3,405,600

			12,446,716

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.25%, 2/15/22 (a)		3,615	3,380,025
KB Home
4.75%, 5/15/19		3,146	3,051,620
MCE Finance Ltd.
5.00%, 2/15/21 (a)		2,225	2,041,437

			8,473,082

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		3,920	3,498,600

Energy - 0.3%
ONEOK, Inc.
4.25%, 2/01/22		7,942	5,718,240
SM Energy Co.
6.50%, 1/01/23		359	263,865

	Principal Amount (000)		U.S. $ Value
Transocean, Inc.
6.50%, 11/15/20	U.S.$	3,700	$2,553,000

			8,535,105

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		2,824	2,047,400

			45,645,457

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		3,427	3,495,540
NRG Energy, Inc.
Series WI 6.25%, 5/01/24		2,593	2,178,639

			5,674,179

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		3,570	3,534,300

Total Corporates - Non-Investment Grade (cost $115,794,197)			108,285,542

AGENCIES - 2.2%
Agency Debentures - 2.2%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $68,539,052)		81,666	74,595,848

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20		7,084	5,560,940
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		2,685	1,916,419
Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6 5.00%, 11/12/24 (a)		7,000	7,135,660
United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		5,235	5,450,943

Total Governments - Sovereign Agencies (cost $22,011,901)			20,063,962

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California Series 2010 5.75%, 3/01/17		10	10,538
7.625%, 3/01/40		8,520	12,407,421

	Principal Amount (000)		U.S. $ Value
Total Local Governments - Municipal Bonds (cost $8,665,471)			$12,417,959

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.3%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (a)(g)	U.S.$	7,076	6,663,370
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		2,510	2,575,150

			9,238,520

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		2,884	2,861,706

Total Quasi-Sovereigns (cost $12,340,444)			12,100,226

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The)
5.10%, 1/15/53 (cost $8,197,028)		306,775	7,574,275

COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd. (Preference Shares) (h)(i) (cost $5,400,000)		5,400	5,807,282

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond Series E
5.95%, 3/19/19 (cost $2,028,876)	U.S.$	1,812	2,011,320

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Communications - Telecommunications - 0.0%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a) (cost $1,882,965)		1,912	1,472,240

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 3.6%
Governments - Treasuries - 2.6%
Japan - 2.6%
Japan Treasury Discount Bill Series 564 Zero Coupon, 1/25/16 (cost $86,722,805)	JPY	10,310,000	$85,777,594

U.S. Treasury Bills - 1.0%
U.S. Treasury Bill Zero Coupon, 1/14/16 (cost $34,349,257)	U.S.$	34,350	34,349,257

Total Short-Term Investments (cost $121,072,062)			120,126,851

Total Investments - 104.3% (cost $3,498,941,904) (j)			3,482,555,242
Other assets less liabilities - (4.3)% (k)			(142,615,253)

Net Assets - 100.0%			$3,339,939,989

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	323	March 2016	$32,266,414	$32,911,592	$645,178
U.S. T-Note 2 Yr (CBT) Futures	1,329	March 2016	289,104,460	288,704,486	(399,974)
U.S. T-Note 5 Yr (CBT) Futures	2,579	March 2016	305,876,793	305,148,087	(728,706)
U.S. Ultra Bond (CBT) Futures	834	March 2016	131,317,174	132,345,375	1,028,201
Sold Contracts
EURO-BOBL Futures	890	March 2016	127,533,341	126,384,981	1,148,360
U.S. T-Note 10 Yr (CBT) Futures	1,141	March 2016	143,981,179	143,659,031	322,148

					$2,015,207

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	4,368,000	USD	35,427	2/19/16	$(947,461)
Barclays Bank PLC	USD	8,392	INR	562,523	1/22/16	85,735
Goldman Sachs Bank USA	BRL	50,216	USD	10,920	1/04/17	(384,839)
HSBC Bank USA	JPY	4,368,000	USD	35,426	1/08/16	(918,267)
HSBC Bank USA	USD	954	CAD	1,269	1/14/16	(36,305)
JPMorgan Chase Bank	JPY	5,824,000	USD	47,479	1/19/16	(990,889)
JPMorgan Chase Bank	JPY	6,250,000	USD	52,414	3/25/16	309,034
Morgan Stanley & Co., Inc.	EUR	24,217	USD	26,320	1/27/16	(11,732)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	25,300	EUR	23,829	1/27/16	$609,476
Royal Bank of Scotland PLC	EUR	54,002	USD	57,440	1/27/16	(1,279,070)
Royal Bank of Scotland PLC	TWD	844,011	USD	25,803	1/29/16	233,781
Standard Chartered Bank	SGD	73,635	USD	52,329	1/08/16	402,863
Standard Chartered Bank	USD	14,168	SGD	20,112	1/08/16	15,245
Standard Chartered Bank	USD	12,261	SGD	17,375	1/08/16	(8,509)
State Street Bank & Trust Co.	USD	42,497	JPY	5,183,117	2/10/16	657,983

						$(2,262,955)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.73%	$117,960	$(1,114,764)	$42,177

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD 171,370	3/10/17	0.973%	3 Month CDOR	$(352,538)
Morgan Stanley & Co., LLC/(CME Group)	AUD 226,950	3/11/17	2.140%	3 Month BBSW	129,721
Morgan Stanley & Co., LLC/(CME Group)	CAD 157,100	6/05/17	1.054%	3 Month CDOR	(440,314)
Morgan Stanley & Co., LLC/(CME Group)	NZD 309,490	6/09/17	3.366%	3 Month BKBM	(1,747,061)
Morgan Stanley & Co., LLC/(CME Group)	AUD 197,580	6/09/17	2.218%	3 Month BBSW	(84,761)
Morgan Stanley & Co., LLC/(CME Group)	142,190	10/30/17	1.915%	3 Month BBSW	494,620
Morgan Stanley & Co., LLC/(CME Group)	GBP 57,160	6/05/20	6 Month LIBOR	1.651%	534,730
Morgan Stanley & Co., LLC/(CME Group)	AUD 34,700	3/11/25	6 Month BBSW	2.973%	(61,871)
Morgan Stanley & Co., LLC/(CME Group)	NZD 36,070	6/09/25	3 Month BKBM	4.068%	723,141
Morgan Stanley & Co., LLC/(CME Group)	AUD 21,430	6/09/25	6 Month BBSW	3.384%	434,382

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$56,080	11/10/25	2.256%	3 Month LIBOR	$(577,621)
Morgan Stanley & Co., LLC/(CME Group)	GBP	5,300	6/05/45	2.396%	6 Month LIBOR	(427,378)

						$(1,374,950)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	11.27%	$2,830	$449,709	$162,864	$286,845
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	9.61	4,718	594,100	(201,113)	795,213
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	9.61	5,407	680,860	(238,986)	919,846
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00	1.17	12,540	(52,898)	(151,778)	98,880
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.83	1,118	5,395	(10,489)	15,884
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.83	452	2,179	(4,236)	6,415
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.83	455	2,195	(4,269)	6,464

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00%	0.83%	$661	$3,187	$(5,562)	$8,749

				$1,684,727	$(453,569)	$2,138,296

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$54,050	3/04/16	CPI	#	1.170%	$178,355

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$50,590	1/30/17	1.059%	3 Month LIBOR	$(299,648)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at December 31, 2015
Barclays Bank+	(0.50	)%*	– 0	–	$1,359,464
JP Morgan Chase+	(0.75	)%*	– 0	–	3,717,749

					$5,077,213

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2015.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the statements of assets and liabilities is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$1,359,464	$	– 0	–	$	– 0	–	$	– 0	–	$1,359,464
Quasi-Sovereigns	3,717,749		– 0	–		– 0	–		– 0	–	3,717,749

Total	$5,077,213	$	– 0	–	$	– 0	–	$	– 0	–	$5,077,213

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $645,634,385 or 19.3% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Variable rate coupon, rate shown as of December 31, 2015.
(f)	IO - Interest Only
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(h)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$5,400,000	$5,807,282	0.17%

(i)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(j)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,771,658 and gross unrealized depreciation of investments was $(75,158,320), resulting in net unrealized depreciation of $(16,386,662).
(k)	An amount of U.S. $7,754,691 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange

GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

See notes to financial statements.

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$834,402,699	$	– 0	–	$834,402,699
Mortgage Pass-Throughs		– 0	–	673,919,392		– 0	–	673,919,392
Asset-Backed Securities		– 0	–	491,734,244		46,227,613		537,961,857
Governments - Treasuries		– 0	–	399,056,754		– 0	–	399,056,754
Commercial Mortgage-Backed Securities		– 0	–	301,281,565		77,634,488		378,916,053
Collateralized Mortgage Obligations		– 0	–	12,963,414		162,370,381		175,333,795
Inflation-Linked Securities		– 0	–	118,509,187		– 0	–	118,509,187
Corporates - Non-Investment Grade		– 0	–	108,285,542		– 0	–	108,285,542
Agencies		– 0	–	74,595,848		– 0	–	74,595,848
Governments - Sovereign Agencies		– 0	–	20,063,962		– 0	–	20,063,962
Local Governments - Municipal Bonds		– 0	–	12,417,959		– 0	–	12,417,959
Quasi-Sovereigns		– 0	–	12,100,226		– 0	–	12,100,226

Preferred Stocks	7,574,275		– 0	–	– 0	–	7,574,275
Common Stocks	– 0	–	– 0	–	5,807,282		5,807,282
Governments - Sovereign Bonds	– 0	–	2,011,320		– 0	–	2,011,320
Emergng Markets - Corporate Bonds	– 0	–	1,472,240		– 0	–	1,472,240
Short-Term Investments:
Governments - Treasuries	– 0	–	85,777,594		– 0	–	85,777,594
U.S. Treasury Bills	– 0	–	34,349,257		– 0	–	34,349,257

Total Investments in Securities	7,574,275		3,182,941,203		292,039,764		3,482,555,242
Other Financial Instruments* :
Assets:
Futures	3,143,887		– 0	–	– 0	–	3,143,887
Forward Currency Exchange Contracts	– 0	–	2,314,117		– 0	–	2,314,117
Centrally Cleared Credit Default Swaps	– 0	–	42,177		– 0	–	42,177
Centrally Cleared Interest Rate Swaps	– 0	–	2,316,594		– 0	–	2,316,594
Credit Default Swaps	– 0	–	2,138,296		– 0	–	2,138,296
Inflation (CPI) Swaps	– 0	–	178,355		– 0	–	178,355
Liabilities:
Futures	(1,128,680)		– 0	–	– 0	–	(1,128,680)
Forward Currency Exchange Contracts	– 0	–	(4,577,072)		– 0	–	(4,577,072)
Centrally Cleared Interest Rate Swaps	– 0	–	(3,691,544)		– 0	–	(3,691,544)
Interest Rate Swaps	– 0	–	(299,648)		– 0	–	(299,648)

Total+	$9,589,482		$3,181,362,478		$292,039,764		$3,482,991,724

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/15	$43,267,569		$64,874,812		$151,288,322
Accrued discounts/(premiums)	22,987		(28,985)		119,508
Realized gain (loss)	(293,866)		(3,243)		(142,367)
Change in unrealized appreciation/depreciation	(64,468)		(1,716,656)		(1,555,626)
Purchases/Payups	22,088,862		14,541,449		17,909,746
Sales/Paydowns	(18,793,471)		(32,889)		(10,439,502)
Transfers in to Level 3	– 0	–	– 0	–	5,190,300
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$46,227,613		$77,634,488		$162,370,381

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(301,747)		$(1,716,656)		$(1,419,510)

	Common Stocks		Total
Balance as of 9/30/15	$5,671,734		$265,102,437
Accrued discounts/(premiums)	– 0	–	113,510
Realized gain (loss)	– 0	–	(439,476)
Change in unrealized appreciation/depreciation	135,548		(3,201,202)
Purchases/Payups	– 0	–	54,540,057
Sales/Paydowns	– 0	–	(29,265,862)
Transfers in to Level 3	– 0	–	5,190,300

	Common Stocks		Total
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$5,807,282		$292,039,764	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$135,548		$(3,302,365)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2015, all Level 3 securities were priced i) by third party vendors or ii) at net asset value.

Sanford C. Bernstein, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 26.1%
Financial Institutions - 17.9%
Banking - 16.7%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16	U.S.$	1,615	$1,629,871
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		1,498	1,507,538
American Express Credit Corp.
1.30%, 7/29/16		1,745	1,748,188
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		1,970	1,970,435
Bank of America Corp.
1.25%, 1/11/16		2,030	2,030,154
Bank of America NA
1.65%, 3/26/18		860	853,531
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		1,945	1,944,613
Barclays PLC
2.00%, 3/16/18		880	876,689
BNP Paribas SA
2.375%, 9/14/17-5/21/20		2,421	2,429,416
Citigroup, Inc.
0.849%, 5/01/17 (b)		898	893,896
1.082%, 11/24/17 (b)		992	989,092
1.25%, 1/15/16		2,025	2,025,257
Credit Agricole SA/London
3.00%, 10/01/17 (a)		1,400	1,426,596
Credit Suisse AG/New York NY Series G
1.375%, 5/26/17		1,196	1,190,350
Danske Bank A/S
3.875%, 4/14/16 (a)		618	623,058
Fifth Third Bancorp
3.625%, 1/25/16		1,515	1,517,679
Goldman Sachs Group, Inc. (The)
1.476%, 4/23/20 (b)		876	877,297
3.625%, 2/07/16		1,875	1,879,753
HSBC USA, Inc.
1.70%, 3/05/18		884	879,066
ING Bank NV
1.375%, 3/07/16 (a)		1,910	1,911,694
JPMorgan Chase & Co.
0.924%, 3/01/18 (b)		896	889,775
KeyBank NA/Cleveland OH
1.70%, 6/01/18		1,270	1,261,109
Lloyds Bank PLC
1.75%, 3/16/18		1,539	1,534,832
Mizuho Bank Ltd.
1.053%, 9/25/17 (a)(b)		1,935	1,922,552
Morgan Stanley
1.75%, 2/25/16		1,164	1,165,344
1.875%, 1/05/18		859	858,157
5.625%, 9/23/19		888	979,996

	Principal Amount (000)		U.S. $ Value
PNC Funding Corp.
2.70%, 9/19/16	U.S.$	1,890	$1,908,564
Royal Bank of Canada
0.85%, 3/08/16		1,925	1,925,142
Societe Generale SA
2.75%, 10/12/17		1,220	1,236,923
UBS AG/Stamford CT
1.80%, 3/26/18		1,372	1,369,703
US Bank NA/Cincinnati OH
0.803%, 10/28/19 (b)		714	708,795
Wells Fargo & Co.
2.125%, 4/22/19		1,427	1,428,727

			46,393,792

Insurance - 1.2%
MetLife, Inc.
1.756%, 12/15/17		1,271	1,272,298
New York Life Global Funding
0.80%, 2/12/16 (a)		1,970	1,970,299

			3,242,597

			49,636,389

Industrial - 8.2%
Basic - 0.6%
Monsanto Co.
0.544%, 11/07/16 (b)		1,590	1,583,549

Communications - Media - 0.8%
NBCUniversal Enterprise, Inc.
0.858%, 4/15/16 (a)(b)		2,120	2,118,902

Communications - Telecommunications - 1.0%
America Movil SAB de CV
5.00%, 3/30/20		744	807,338
AT&T, Inc.
1.40%, 12/01/17		2,035	2,025,586

			2,832,924

Consumer Cyclical - Automotive - 2.0%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)		2,890	2,890,121
Ford Motor Credit Co. LLC
1.461%, 3/27/17		1,027	1,017,256
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		1,595	1,575,704

			5,483,081

Consumer Non-Cyclical - 2.1%
AbbVie, Inc.
1.75%, 11/06/17		2,000	1,996,118
Gilead Sciences, Inc.
3.05%, 12/01/16		1,880	1,911,795

	Principal Amount (000)		U.S. $ Value
PepsiCo, Inc.
0.70%, 2/26/16	U.S.$	1,910	$1,909,532

			5,817,445

Energy - 0.5%
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)		1,480	1,470,393

Services - 0.4%
Visa, Inc.
2.20%, 12/14/20		1,180	1,177,804

Technology - 0.8%
Cisco Systems, Inc.
0.702%, 3/03/17 (b)		1,515	1,515,132
QUALCOMM, Inc.
1.40%, 5/18/18		804	797,124

			2,312,256

			22,796,354

Total Corporates - Investment Grade (cost $72,669,014)			72,432,743

ASSET-BACKED SECURITIES - 21.6%
Autos - Fixed Rate - 11.3%
Ally Auto Receivables Trust Series 2015-2, Class A3
1.49%, 11/15/19		629	625,993
Ally Master Owner Trust Series 2015-3, Class A
1.63%, 5/15/20		1,099	1,088,733
ARI Fleet Lease Trust Series 2014-A, Class A2
0.81%, 11/15/22 (a)		222	221,580
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,095	1,093,715
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,839	1,833,604
Bank of America Auto Trust Series 2012-1, Class C
2.09%, 7/17/17		1,825	1,827,055
Bank of The West Auto Trust Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,131	1,127,326
California Republic Auto Receivables Trust Series 2015-2, Class A3
1.31%, 8/15/19		502	498,330
CarMax Auto Owner Trust Series 2015-4, Class A3
1.56%, 11/16/20		1,558	1,542,965
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		772	769,576
Drive Auto Receivables Trust

	Principal Amount (000)		U.S. $ Value
Series 2015-AA, Class A2
1.01%, 11/15/17 (a)	U.S.$	199	$199,089
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		468	467,519
Enterprise Fleet Financing LLC Series 2014-1, Class A2
0.87%, 9/20/19 (a)		228	227,776
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		1,001	996,866
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,239	1,234,627
Fifth Third Auto Trust Series 2014-3, Class A4
1.47%, 5/17/21		838	830,949
Ford Credit Auto Owner Trust Series 2013-A, Class D
1.86%, 8/15/19		752	752,846
Series 2014-2, Class A
2.31%, 4/15/26 (a)		1,274	1,271,030
GM Financial Automobile Leasing Trust Series 2015-1, Class A2
1.10%, 12/20/17		1,025	1,022,934
Series 2015-2, Class A3
1.68%, 12/20/18		1,020	1,014,293
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.65%, 5/15/20 (a)		469	463,845
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.10%, 9/15/19		1,720	1,713,643
Series 2015-1, Class A3
1.41%, 6/15/20		492	489,222
Hertz Vehicle Financing II LP Series 2015-2A, Class A
2.02%, 9/25/19 (a)		470	465,545
Hertz Vehicle Financing LLC Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		940	932,850
Honda Auto Receivables Owner Trust Series 2015-4, Class A3
1.23%, 9/23/19		822	815,344
Hyundai Auto Lease Securitization Trust Series 2015-A, Class A2
1.00%, 10/16/17 (a)		775	773,880
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		496	495,017
Hyundai Auto Receivables Trust Series 2015-A, Class A2
0.68%, 10/16/17		564	563,313
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3
1.34%, 7/16/18		585	582,007
Nissan Auto Lease Trust Series 2015-A, Class A3
1.40%, 6/15/18		941	939,170
Santander Drive Auto Receivables Trust

	Principal Amount (000)		U.S. $ Value
Series 2015-3, Class A2A
1.02%, 9/17/18	U.S.$	463	$462,301
Series 2015-4,Class A2A
1.20%, 12/17/18		382	380,967
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		637	636,260
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.91%, 10/22/18		1,338	1,329,662
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2
1.40%, 7/22/19 (a)		471	464,918
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		527	525,869
World Omni Auto Receivables Trust Series 2013-B, Class A3
0.83%, 8/15/18		843	842,179

			31,522,798

Credit Cards - Floating Rate - 2.9%
Cabela’s Credit Card Master Note Trust Series 2014-1, Class A
0.681%, 3/16/20 (b)		1,200	1,197,707
Chase Issuance Trust Series 2013-A6, Class A6
0.751%, 7/15/20 (b)		2,388	2,387,939
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.761%, 7/15/21 (b)		895	893,646
Series 2015-A1, Class A1
0.681%, 8/17/20 (b)		1,003	1,000,920
First National Master Note Trust Series 2013-2, Class A		912	912,216
0.861%, 10/15/19 (b)
World Financial Network Credit Card Master Trust Series 2014-A, Class A
0.711%, 12/15/19 (b)		965	965,132
Series 2015-A, Class A
0.811%, 2/15/22 (b)		647	643,090

			8,000,650

Credit Cards - Fixed Rate - 2.8%
American Express Credit Account Master Trust Series 2014-2, Class A
1.26%, 1/15/20		773	772,525
Barclays Dryrock Issuance Trust Series 2014-3, Class A
2.41%, 7/15/22		1,260	1,270,189
Series 2015-2, Class A
1.56%, 3/15/21		641	640,858
Series 2015-4, Class A
1.72%, 8/16/21		627	622,311

	Principal Amount (000)		U.S. $ Value
Discover Card Execution Note Trust Series 2015-A2, Class A
1.90%, 10/17/22	U.S.$	814	$801,048
Synchrony Credit Card Master Note Trust Series 2012-2, Class A
2.22%, 1/15/22		1,193	1,196,196
Series 2015-3, Class A
1.74%, 9/15/21		780	773,842
World Financial Network Credit Card Master Trust Series 2012-B, Class A
1.76%, 5/17/21		965	965,819
Series 2013-A, Class A
1.61%, 12/15/21		610	607,661

			7,650,449

Other ABS - Fixed Rate - 2.3%
Ascentium Equipment Receivables LLC Series 2015-2A, Class A1
1.00%, 11/10/16 (a)		876	875,796
CIT Equipment Collateral Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		754	753,297
CNH Equipment Trust Series 2013-A, Class A3
0.69%, 6/15/18		799	798,858
Series 2013-D, Class A4
1.37%, 10/15/20		2,365	2,351,697
Series 2015-A, Class A4
1.85%, 4/15/21		655	650,747
Dell Equipment Finance Trust Series 2014-1, Class A3
0.94%, 6/22/20 (a)		806	805,390
Macquarie Equipment Funding Trust Series 2014-A, Class A2
0.80%, 11/21/16 (a)		222	221,866

			6,457,651

Autos - Floating Rate - 2.3%
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A2
0.901%, 1/15/22 (b)		1,003	996,309
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A
0.782%, 7/20/19 (b)		615	614,134
Series 2015-1, Class A
0.902%, 1/20/20 (b)		1,055	1,047,634
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.843%, 12/10/27 (a)(b)		622	622,013
Series 2014-1, Class A
0.693%, 4/10/28 (a)(b)		1,043	1,043,634

	Principal Amount (000)		U.S. $ Value
Navistar Financial Dealer Note Master Trust Series 2014-1, Class A
1.172%, 10/25/19 (a)(b)	U.S.$	776	$773,616
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A
1.902%, 10/20/20 (a)(b)		957	956,999
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.752%, 7/22/19 (a)(b)		300	296,668

			6,351,007

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd. Series 2007-A
9.79%, 3/25/37 (c)(d)		13	0

Total Asset-Backed Securities (cost $60,178,802)			59,982,555

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.4%
Non-Agency Fixed Rate CMBS - 12.6%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A
5.774%, 2/10/51		1,773	1,843,702
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A1A
5.811%, 3/15/49		187	187,322
Series 2013-GC11, Class XA
1.861%, 4/10/46 (e)		14,591	1,030,967
Series 2015-GC29, Class A2
2.674%, 4/10/48		1,025	1,030,998
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A1A
5.292%, 12/10/46		1,021	1,044,382
Series 2012-CR4, Class A1
0.704%, 10/15/45		784	780,912
Series 2013-CR6, Class A1
0.719%, 3/10/46		1,306	1,288,998
Series 2013-CR6, Class A2
2.122%, 3/10/46		988	987,611
Series 2013-LC6, Class A1
0.724%, 1/10/46		663	657,008
Series 2013-LC6, Class XA
1.742%, 1/10/46 (e)		1,958	134,535
Series 2014-CR16, Class A2
3.042%, 4/10/47		1,281	1,310,541
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,560	1,591,497
GS Mortgage Securities Corp. II Series 2013-GC10, Class A1
0.696%, 2/10/46		43	42,954
GS Mortgage Securities Trust Series 2007-GG10, Class A4
5.795%, 8/10/45		504	517,410
Series 2012-GCJ7, Class XA

	Principal Amount (000)	U.S. $ Value
2.519%, 5/10/45 (e)	U.S.$11,255	$1,007,335
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class A1
0.67%, 12/15/47	108	107,868
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class A1A
5.439%, 1/15/49	2,472	2,548,207
Series 2013-C10, Class A1
0.73%, 12/15/47	619	613,952
Series 2013-C16, Class A2
3.07%, 12/15/46	2,201	2,245,892
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A2
2.977%, 11/15/45	2,245	2,285,325
Series 2015-C28, Class A2
2.773%, 10/15/48	1,250	1,260,478
Series 2015-C29, Class A2
2.921%, 5/15/48	600	608,909
LSTAR Commercial Mortgage Trust Series 2014-2, Class A2
2.767%, 1/20/41 (a)	612	608,131
Merrill Lynch Mortgage Trust Series 2006-C2, Class A1A
5.739%, 8/12/43	729	737,159
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A1
0.777%, 12/15/48	1,316	1,301,869
Series 2014-C17, Class A2
3.119%, 8/15/47	1,092	1,119,193
Series 2015-C23, Class A2
2.982%, 7/15/50	930	946,684
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45	850	841,887
Series 2013-C5, Class A1
0.779%, 3/10/46	1,318	1,303,115
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
6.009%, 6/15/45	371	373,221
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1
0.687%, 10/15/45	1,077	1,071,265
Series 2015-NXS1, Class A2
2.632%, 5/15/48	557	561,136
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class XA
1.747%, 12/15/45 (a)(e)	1,670	137,279
Series 2012-C6, Class XA
2.368%, 4/15/45 (a)(e)	1,107	96,334
Series 2012-C9, Class A1
0.673%, 11/15/45	1,213	1,204,320
Series 2013-C12, Class A1

	Principal Amount (000)		U.S. $ Value
0.735%, 3/15/48	U.S.$	647	$643,628
Series 2014-C24, Class A2
2.863%, 11/15/47		900	914,159

			34,986,183

Non-Agency Floating Rate CMBS - 1.0%
Carefree Portfolio Trust Series 2014-CARE, Class A
1.651%, 11/15/19 (a)(b)		597	593,756
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class A
1.251%, 6/15/29 (a)(b)		1,087	1,081,247
PFP III Ltd. Series 2014-1, Class A
1.515%, 6/14/31 (a)(b)		192	191,050
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A
1.401%, 4/15/32 (a)(b)		350	349,698
Starwood Retail Property Trust Series 2014-STAR, Class A
1.551%, 11/15/27 (a)(b)		622	614,922

			2,830,673

Agency CMBS - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K033, Class A1
2.871%, 2/25/23		2,100	2,159,674
Government National Mortgage Association Series 2006-51, Class IO
0.444%, 8/16/46 (e)		2,209	65,165

			2,224,839

Total Commercial Mortgage-Backed Securities (cost $40,832,062)			40,041,695

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%
Agency Fixed Rate - 3.7%
Federal Home Loan Mortgage Corp. REMICs Series 3948, Class DA
3.00%, 12/15/24		2,651	2,717,789
Series 4029, Class NE
2.50%, 3/15/41		2,618	2,614,646
Federal National Mortgage Association REMICs Series 2010-9, Class EA
3.50%, 1/25/24		915	938,444
Series 2011-39, Class DA
3.50%, 7/25/24		490	493,820
Series 2014-54, Class LA
3.00%, 2/25/44		1,359	1,389,424
Series 2015-72, Class PC

	Principal Amount (000)		U.S. $ Value
3.00%, 10/25/43	U.S.$	2,109	$2,158,036

			10,312,159

Agency Floating Rate - 3.5%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF
0.831%, 6/15/39 (b)		1,315	1,324,650
Series 4286, Class VF
0.781%, 12/15/43 (b)		1,471	1,477,962
Federal National Mortgage Association REMICs Series 2013-57, Class FN
0.772%, 6/25/43 (b)		1,388	1,391,499
Series 2014-49, Class AF
0.513%, 8/25/44 (b)		2,375	2,369,747
NCUA Guaranteed Notes Trust Series 2010-R3, Class 1A
0.829%, 12/08/20 (b)		3,180	3,201,012

			9,764,870

GSE Risk Share Floating Rate - 2.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN2, Class M1
1.272%, 4/25/24 (b)		505	504,015
Series 2014-HQ1, Class M1
2.072%, 8/25/24 (b)		677	678,011
Series 2014-HQ2, Class M1
1.872%, 9/25/24 (b)		332	332,802
Series 2014-HQ3, Class M1
2.072%, 10/25/24 (b)		400	400,589
Series 2015-DNA3, Class M1
1.772%, 4/25/28 (b)		582	582,140
Series 2015-HQA2, Class M1
1.572%, 5/25/28 (b)		304	303,558
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C02, Class 1M1
1.372%, 5/25/24 (b)		1,147	1,134,628
Series 2014-C04, Class 2M1
2.522%, 11/25/24 (b)		668	670,077
Series 2015-C01, Class 1M1
1.922%, 2/25/25 (b)		305	305,208
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M1
2.947%, 11/25/25 (a)(b)		227	226,594
Series 2015-WF1, Class 2M1
3.047%, 11/25/25 (a)(b)		267	266,937

			5,404,559

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.4%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A
2.031%, 7/15/36 (a)(b)	U.S.$	470	$469,297
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A
0.81%, 2/25/42 (a)(b)		887	755,861

			1,225,158

Total Collateralized Mortgage Obligations (cost $26,857,145)			26,706,746

GOVERNMENTS - TREASURIES - 4.3%
United States - 4.3%
U.S. Treasury Notes
0.875%, 11/30/17		8,500	8,475,426
1.25%, 4/30/19		3,500	3,477,716

Total Governments - Treasuries (cost $11,961,144)			11,953,142

MORTGAGE PASS-THROUGHS - 3.2%
Agency ARMs - 0.0%
Federal National Mortgage Association Series 2007
1.81%, 1/01/37 (b)		8	7,783

Agency Fixed Rate 15-Year - 0.7%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		652	699,528
6.50%, 3/01/26		1,027	1,122,061
Federal National Mortgage Association Series 2001
6.00%, 11/01/16-12/01/16		23	23,385
Series 2002
8.00%, 8/01/16		4	3,814
6.00%, 2/01/17		32	32,501
6.00%, 12/01/21		11	11,815

			1,893,104

Agency Fixed Rate 30-Year - 1.7%
Federal National Mortgage Association Series 2010
5.00%, 2/01/40		2,734	3,061,738
Government National Mortgage Association
5.00%, 10/15/39		1,228	1,377,949
Series 2002
7.50%, 3/15/32		125	149,328

			4,589,015

Other Agency Fixed Rate Programs - 0.8%
Federal National Mortgage Association
3.00%, 5/01/35		2,262	2,304,369

Total Mortgage Pass-Throughs (cost $8,695,127)			8,794,271

	Principal Amount (000)		U.S. $ Value
AGENCIES - 2.3%
Agency Callables - 2.3%
Federal Home Loan Mortgage Corp. Series 0002
1.25%, 5/25/18	U.S.$	3,234	$3,230,167
1.58%, 2/27/19		3,231	3,222,925

Total Agencies (cost $6,463,052)			6,453,092

INFLATION-LINKED SECURITIES - 1.1%
United States - 1.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $3,169,385)		3,125	3,106,926

COVERED BONDS - 0.7%
DNB Boligkreditt AS
1.45%, 3/21/18 (a) (cost $1,863,090)		1,865	1,849,243

SHORT-TERM INVESTMENTS - 10.1%
U.S. Treasury Bills - 10.1%
U.S. Treasury Bill Zero Coupon, 6/16/16 (cost $28,109,821)		28,185	28,125,295

Total Investments - 93.4% (cost $260,798,642) (f)			259,445,708
Other assets less liabilities - 6.6% (g)			18,369,659

Net Assets - 100.0%			$277,815,367

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	495	March 2016	$107,686,570	$107,531,016	$(155,554)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	77	March 2016	9,133,353	9,110,664	22,689
U.S. T-Note 10 Yr (CBT) Futures	46	March 2016	5,804,672	5,791,687	12,985

					$(119,880)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	JPY1,890,000	USD 15,814	3/25/16	$57,976

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $45,207,377 or 16.3% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A
9.79%, 3/25/37	4/04/07	$13,205	$0	0.00%

(e)	IO—Interest Only
(f)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $256,692 and gross unrealized depreciation of investments was $(1,609,626), resulting in net unrealized depreciation of $(1,352,934).
(g)	An amount of U.S.$236,786 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
GSE	-	Government-Sponsored Enterprise
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$72,432,743		$	– 0	–	$72,432,743
Asset-Backed Securities		– 0	–	53,524,904			6,457,651		59,982,555
Commercial Mortgage-Backed Securities		– 0	–	39,524,285			517,410		40,041,695
Collateralized Mortgage Obligations		– 0	–	20,546,326			6,160,420		26,706,746
Governments - Treasuries		– 0	–	11,953,142			– 0	–	11,953,142
Mortgage Pass-Throughs		– 0	–	8,794,271			– 0	–	8,794,271
Agencies		– 0	–	6,453,092			– 0	–	6,453,092
Inflation-Linked Securities		– 0	–	3,106,926			– 0	–	3,106,926
Covered Bonds		– 0	–	1,849,243			– 0	–	1,849,243
Short-Term Investments		– 0	–	28,125,295			– 0	–	28,125,295

Total Investments in Securities		– 0	–	246,310,227			13,135,481		259,445,708
Other Financial Instruments* :
Assets:
Futures		35,674		– 0	–		– 0	–	35,674
Forward Currency Exchange Contracts		– 0	–	57,976			– 0	–	57,976
Liabilities:
Futures		(155,554)		– 0	–		– 0	–	(155,554)

Total^		$(119,880)		$246,368,203			$13,135,481		$259,383,804

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/15	$6,453,950		$531,685		$5,570,960
Accrued discounts/(premiums)	307		(324)		726
Realized gain (loss)	1,020		(42)		2,493
Change in unrealized appreciation/depreciation	(26,657)		(13,354)		(11,297)
Purchases/Payups	992,000		– 0	–	894,466
Sales/Paydowns	(962,969)		(555)		(799,028)
Transfers in to Level 3	– 0	–	– 0	–	502,100
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$6,457,651		$517,410		$6,160,420

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(26,657)		$(13,354)		$(11,297)

	Total
Balance as of 9/30/15	$12,556,595
Accrued discounts/(premiums)	709
Realized gain (loss)	3,471
Change in unrealized appreciation/depreciation	(51,308)
Purchases/Payups	1,886,466
Sales/Paydowns	(1,762,552)
Transfers in to Level 3	502,100
Transfers out of Level 3	– 0	–

Balance as of 12/31/15	$13,135,481	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(51,308)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2015. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 55.3%
United States - 55.3%
U.S. Treasury Notes
0.375%, 5/31/16	$291	$290,886
0.50%, 6/15/16-4/30/17	11,249	11,210,932
0.625%, 8/15/16-4/30/18	3,626	3,604,682
0.75%, 2/28/18	672	666,277
1.00%, 12/31/17	1,187	1,185,516
1.25%, 4/30/19	906	900,232
1.625%, 6/30/20	325	323,667

Total Governments - Treasuries (cost $18,233,194)		18,182,192

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.4%
Agency Fixed Rate - 17.9%
Federal Home Loan Mortgage Corp. REMICs Series 3372, Class BD
4.50%, 10/15/22	341	356,834
Series 3852, Class CA
3.00%, 10/15/39	267	273,450
Series 3948, Class DA
3.00%, 12/15/24	480	491,687
Series 4029, Class NE
2.50%, 3/15/41	362	361,956
Series 4054, Class HD
2.00%, 5/15/26	351	354,636
Series 4058, Class C
3.50%, 8/15/30	341	356,417
Series 4368, Class HG
3.00%, 2/15/32	342	353,493
Series 4457, Class BA
3.00%, 7/15/39	354	363,286
Series 4459, Class DA
5.50%, 10/15/35	237	248,421
Series 4461, Class EA
2.00%, 7/15/37	594	593,903
Series 4483, Class A
3.00%, 12/15/29	327	336,412
Series 4486, Class JN
2.00%, 11/15/24	351	352,626
Federal National Mortgage Association REMICs Series 2011-98, Class AE
2.50%, 11/25/37	322	325,734
Series 2013-130, Class PD
3.50%, 5/25/43	338	353,967
Series 2014-15, Class PA
3.50%, 4/25/44	335	349,656
Series 2014-54, Class LA
3.00%, 2/25/44	137	140,346
Series 2015-72, Class PC
3.00%, 10/25/43	249	254,768

		5,867,592

Agency Floating Rate - 9.5%
Federal Home Loan Mortgage Corp. REMICs Series 3349, Class FE
0.821%, 7/15/37 (a)	333	333,481

	Principal Amount (000)	U.S. $ Value
Series 4248, Class QF
0.831%, 6/15/39 (a)	$271	$273,124
Series 4286, Class VF
0.781%, 12/15/43 (a)	166	166,437
Series 4350, Class KF
0.543%, 1/15/39 (a)	387	383,506
Federal National Mortgage Association REMICs Series 2005-71, Class FE
0.772%, 8/25/35 (a)	536	536,451
Series 2006-39, Class DF
0.822%, 5/25/36 (a)	301	302,693
Series 2006-42, Class PF
0.832%, 6/25/36 (a)	319	321,034
Series 2010-113, Class FA
0.822%, 10/25/40 (a)	233	234,238
Series 2013-121, Class FA
0.822%, 12/25/43 (a)	140	139,921
Series 2013-57, Class FN
0.772%, 6/25/43 (a)	159	159,332
Series 2014-49, Class AF
0.513%, 8/25/44 (a)	276	275,823

		3,126,040

Total Collateralized Mortgage Obligations (cost $9,028,367)		8,993,632

MORTGAGE PASS-THROUGHS - 9.4%
Agency Fixed Rate 15-Year - 3.4%
Federal Home Loan Mortgage Corp. Gold
6.50%, 3/01/26	215	234,277
3.50%, 2/01/29	376	396,779
5.00%, 7/01/25	401	430,169
Federal National Mortgage Association
5.50%, 9/01/19	39	39,778
Series 2001
6.00%, 11/01/16	12	11,772
Series 2002
8.00%, 8/01/16	1	1,444

		1,114,219

Agency Fixed Rate 30-Year - 5.2%
Federal National Mortgage Association
5.00%, 8/01/33-5/01/39	1,050	1,164,155
Series 2010
5.00%, 2/01/40	330	369,875
Government National Mortgage Association
5.00%, 10/15/39	148	165,642

		1,699,672

Other Agency Fixed Rate Programs - 0.8%
Federal National Mortgage Association
3.00%, 5/01/35	271	275,943

	Principal Amount (000)		U.S. $ Value
Total Mortgage Pass-Throughs (cost $3,068,541)	$		$3,089,834

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Agency CMBS - 4.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K017, Class A1
1.891%, 12/25/20		137	137,186
Series K025, Class A1
1.875%, 4/25/22		449	448,505
Series K032, Class A1
3.016%, 2/25/23		234	242,320
Series K033, Class A1
2.871%, 2/25/23		242	248,832
Series K034, Class A1
2.669%, 2/25/23		209	213,568
Series K035, Class A1
2.615%, 3/25/23		218	219,865
Series K703, Class A1
1.873%, 1/25/18		14	14,378

Total Commercial Mortgage-Backed Securities (cost $1,511,724)			1,524,654

INFLATION-LINKED SECURITIES - 1.2%
United States - 1.2%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $393,991)		388	386,070

AGENCIES - 1.2%
Agency Callables - 1.2%
Federal Home Loan Mortgage Corp. 1.58%, 2/27/19 (cost $387,000)		387	386,033

Total Investments - 99.1% (cost $32,622,817) (b)			32,562,415
Other assets less liabilities - 0.9% (c)			307,216

Net Assets - 100.0%			$32,869,631

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	47	March 2016	$10,224,068	$10,210,015	$(14,053)
U.S. T-Note 5 Yr (CBT) Futures	2	March 2016	237,206	236,641	(565)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	24	March 2016	3,028,518	3,021,750	6,768

					$(7,850)

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(b)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,025 and gross unrealized depreciation of investments was $(115,427), resulting in net unrealized depreciation of $(60,402).
(c)	An amount of U.S. $15,051 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

Glossary:

CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$18,182,192		$	– 0	–	$18,182,192
Collateralized Mortgage Obligations		– 0	–	8,993,632			– 0	–	8,993,632
Mortgage Pass-Throughs		– 0	–	3,089,834			– 0		3,089,834
Commercial Mortgage-Backed Securities		– 0	–	1,524,654			– 0	–	1,524,654
Inflation-Linked Securities		– 0	–	386,070			– 0	–	386,070
Agencies		– 0	–	386,033			– 0	–	386,033

Total Investments in Securities		– 0	–	32,562,415			– 0	–	32,562,415
Other Financial Instruments* :
Assets:
Futures		6,768		– 0	–		– 0	–	6,768
Liabilities:
Futures		(14,618)		– 0	–		– 0	–	(14,618)

Total^		$(7,850)		$32,562,415		$	– 0	–	$32,554,565

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.7%
Long-Term Municipal Bonds - 89.7%
California - 81.2%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A
4.00%, 4/01/16	$1,080	$1,089,580
Bay Area Toll Authority Series 2007F
5.00%, 4/01/31 (Pre-refunded/ETM)	1,305	1,375,770
Beverly Hills Unified School District CA Series 2015
2.00%, 8/01/17	705	719,276
California Econ Recovery Series 2009A
5.00%, 7/01/17 (Pre-refunded/ETM)	420	447,040
5.00%, 7/01/18 (Pre-refunded/ETM)	350	385,567
California State Public Works Board (California State Public Works Board Lease) Series 2015F
5.00%, 5/01/20	650	750,691
California State University Series 2015A
5.00%, 11/01/18	900	1,000,089
City of Long Beach CA Harbor Revenue Series 2014C
5.00%, 11/15/18	1,000	1,113,030
City of Los Angeles CA Solid Waste Resources Revenue Series 2015A
5.50%, 2/01/18	420	459,883
East Bay Municipal Utility District Water System Revenue Series 2013A
5.00%, 6/01/16	745	759,140
Los Angeles County Sanitation Districts Financing Authority Series 2013A
5.00%, 10/01/16	525	542,929
Los Angeles Unified School District/CA NATL Series 2002
5.75%, 7/01/16	725	744,104
Menlo Park Community Development Agency Successor Agency AGM Series 2015
5.00%, 10/01/23	255	312,232
Orange County Sanitation District COP AGM Series 2007B
5.00%, 2/01/31 (Pre-refunded/ETM)	1,025	1,074,241
Riverside County Infrastructure Financing Authority (Riverside County Infrastructure Financing Authority Lease) Series 2015A
5.00%, 11/01/20	290	335,553
Sacramento Municipal Utility District Series 2013C
5.00%, 8/15/16	1,000	1,028,980

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm- San Francisco International Airport (San Francisco Intl Airport) Series 2011
5.25%, 5/01/18	$200	$218,326
San Francisco Unified School District Series 2014B
5.00%, 6/15/17	1,085	1,152,292
San Jose Unified School District Series 2015
5.00%, 8/01/20	1,095	1,280,000
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2012A
5.00%, 7/01/16	1,155	1,180,953
State of California Department of Water Resources Power Supply Revenue Series 2010L
5.00%, 5/01/17	1,000	1,056,640

		17,026,316

Florida - 0.4%
Durbin Crossing Community Development District Series 20061
5.25%, 11/01/15 (a)(b)(c)	105	40,950
Lake Ashton II Community Development District Series 2006B
5.00%, 11/01/11 (a)(b)(c)	190	44,289

		85,239

Louisiana - 0.4%
Coves of the Highland County Community Development District Series 2006
5.60%, 11/01/13 (a)(b)(c)(d)	200	0
Isabella Lakes Community Development District Series 2007
6.00%, 8/01/22 (a)(e)	200	50,000
Orange Grove Community Development District Series 2006
5.30%, 11/01/21 (a)(e)	130	26,000

		76,000

New Jersey - 6.9%
New Jersey Economic Development Authority (New Jersey Cigarette Tax) Series 2012
5.00%, 6/15/16	820	832,062
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/17	580	614,672

		1,446,734

	Principal Amount (000)	U.S. $ Value
New York - 0.8%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A
1.055%, 3/01/27 (f)	$180	$172,620

Total Municipal Obligations (cost $19,397,707)		18,806,909

CORPORATES - INVESTMENT GRADE - 6.7%
Financial Institutions - 6.7%
Banking - 6.7%
Capital One Bank USA NA
1.20%, 2/13/17	500	497,537
JPMorgan Chase & Co.
1.35%, 2/15/17	440	439,114
Morgan Stanley Series G
5.45%, 1/09/17	445	461,931

Total Corporates - Investment Grade (cost $1,404,100)		1,398,582

SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
State Street Time Deposit
0.01%, 1/04/16 (cost $338,661)	339	338,661

Total Investments - 98.0% (cost $21,140,468) (g)		20,544,152
Other assets less liabilities - 2.0%		422,237

Net Assets - 100.0%		$20,966,389

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$100	9/15/20	1.455%	CPI	#	$91
Citibank, NA	230	12/14/20	1.548%	CPI	#	429
JPMorgan Chase Bank, NA	100	9/04/20	1.465%	CPI	#	26

						$546

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$380	10/14/22	1.194%	SIFMA	*	$700
JPMorgan Chase Bank, NA	200	10/26/22	1.123%	SIFMA	*	1,443

						$2,143

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Defaulted matured security.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Security is in default and is non-income producing.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of this security amounted to $172,620 or 0.82% of net assets.
(g)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,527 and gross unrealized depreciation of investments was $(615,843), resulting in net unrealized depreciation of $(596,316).

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.2% and 5.7%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$18,645,670		$161,239	^	$18,806,909
Corporates - Investment Grade		– 0	–	1,398,582		– 0	–	1,398,582
Short-Term Investments		– 0	–	338,661		– 0	–	338,661

Total Investments in Securities		– 0	–	20,382,913		161,239		20,544,152
Other Financial Instruments* :
Assets:
Inflation (CPI) Swaps		– 0	–	546		– 0	–	546
Interest Rate Swaps		– 0	–	2,143		– 0	–	2,143
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total +	$	– 0	–	$20,385,602		$161,239		$20,546,841

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/15	$163,589		$163,589
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(99,706)		(99,706)
Change in unrealized appreciation/depreciation	107,281		107,281
Purchases	– 0	–	– 0	–
Sales	(9,925)		(9,925)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$161,239		$161,239

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$3,150		$3,150

^	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.8%
Long-Term Municipal Bonds - 95.8%
New York - 89.4%
City of New York NY Series 2012A
5.00%, 8/01/16	$2,855	$2,929,772
Series 2013E
5.00%, 8/01/17	1,175	1,252,386
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax) Series 2011C
5.00%, 12/01/16	1,000	1,040,290
Haverstraw-Stony Point Central School District Series 2015
4.00%, 10/15/18	1,000	1,080,750
Metropolitan Transportation Authority Series 2012H
5.00%, 11/15/17	1,350	1,452,019
AGM Series 2002B-1
0.848%, 11/01/22 (a)	2,450	2,360,274
Metropolitan Transportation Authority (Metropolitan Transportation Authority Service Contract) Series 2002A
5.75%, 1/01/17	3,600	3,786,048
Nassau County Interim Finance Authority (Nassau County Interim Finance Authority Sales Tax) Series 2012A
5.00%, 11/15/16	1,335	1,386,264
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014
3.00%, 7/01/16	385	389,289
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28 (b)	300	300,744
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015C
5.00%, 11/01/18	3,680	4,079,464
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax) Series 2009A
5.00%, 4/01/17	1,565	1,648,665
New York State Dormitory Authority (New York State Sales Tax) Series 2015-2
5.00%, 3/15/23	1,170	1,427,646
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009A
5.00%, 3/15/17	3,700	3,891,179

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) NATL Series 2010C
1.16%, 4/01/34 (a)	$2,325	$2,200,554
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2012D
5.00%, 6/15/20	1,000	1,164,350
Series 2014
5.00%, 6/15/18	1,005	1,103,510
New York State Thruway Authority Series 2012I
5.00%, 1/01/16 (Pre-refunded/ETM)	245	245,000
AMBAC Series 2007A
5.00%, 4/01/22 (Pre-refunded/ETM)	2,245	2,367,891
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2008B
5.25%, 4/01/18	2,710	2,966,556
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2012I
5.00%, 1/01/16	835	835,000
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/17-3/15/18	1,500	1,595,375
Port Authority of New York & New Jersey Series 2014-186
5.00%, 10/15/21	1,000	1,172,950
Series 2015E
5.00%, 10/15/21	1,500	1,759,425
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/17-10/15/18	1,510	1,651,037
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	335	333,757
Suffolk County Water Authority Series 2015B
5.00%, 11/01/17	1,000	1,075,700
Tobacco Settlement Financing Corp/NY (Tobacco Settlement Financing Corp/NY State Lease) Series 2013B
5.00%, 6/01/20	3,950	4,022,048
Triborough Bridge & Tunnel Authority Series 2012A
5.00%, 11/15/16	1,000	1,038,220
Series 2012B
4.00%, 11/15/17	1,080	1,143,202
Utility Debt Securitization Authority Series 2013T

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/18	$2,170	$2,213,118

		53,912,483

Florida - 0.5%
Durbin Crossing Community Development District Series 20061
5.25%, 11/01/15 (c)(d)(f)	135	52,650
New River Community Development District Series 2006B
5.00%, 5/01/13 (c)(d)(e)(f)	65	0
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (c)(d)(f)	45	22,500
Series 2010A-1
6.125%, 5/01/35 (c)	20	20,020
Series 2010A-2
6.125%, 5/01/35 (c)	50	50,042
Series 2010B
5.125%, 5/01/17 (c)	60	60,311
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	115	115,902

		321,425

Louisiana - 0.2%
Coves of the Highland County Community Development District Series 2006
5.60%, 11/01/13 (c)(d)(e)	270	0
Isabella Lakes Community Development District Series 2007
6.00%, 8/01/22 (c)(g)	255	63,750
Juban Parc Community Development District Series 2006
5.15%, 10/01/14 (c)(d)	115	23,000
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (c)(g)	120	21,600

		108,350

Michigan - 0.5%
Michigan Finance Authority (Detroit City School District State Aid) Series 2015B
4.75%, 6/01/16 (h)	300	301,722

New Jersey - 5.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015X
5.00%, 6/15/19	1,150	1,238,711
New Jersey Transit Corp. Series 2014A

	Principal Amount (000)	U.S. $ Value
5.00%, 9/15/17	$1,800	$1,907,604

		3,146,315

Total Municipal Obligations (cost $58,467,594)		57,790,295

CORPORATES - INVESTMENT GRADE - 1.4%
Financial Institutions - 1.4%
Banking - 1.4%
JPMorgan Chase & Co. 0.924%, 3/01/18(i) (cost $843,000)	843	837,143

SHORT - TERM INVESTMENTS - 2.0%
Time Deposit - 2.0%
State Street Time Deposit 0.01%, 1/04/16 (cost $1,187,843)	1,188	1,187,843

Total Investments - 99.2% (cost $60,498,437) (j)		59,815,281
Other assets less liabilities - 0.8%		487,797

Net Assets - 100.0%		$60,303,078

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$300	9/15/20	1.455%	CPI	#	$273
Citibank, NA	600	12/14/20	1.548%	CPI	#	1,118
JPMorgan Chase Bank, NA	300	9/04/20	1.465%	CPI	#	79

						$1,470

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,150	11/02/23	1.308%	SIFMA	*	$2,531

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of these securities amounted to $4,560,828 or 7.56% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2015.
(c)	Illiquid security.
(d)	Defaulted matured security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Security is in default and is non-income producing.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the market value of this security amounted to $301,722 or 0.5% of net assets.
(i)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(j)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $202,220 and gross unrealized depreciation of investments was $(885,376), resulting in net unrealized depreciation of $(683,156).
As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.0% and 4.1%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$56,814,776		$975,519	^	$57,790,295
Corporates - Investment Grade		– 0	–	837,143		– 0	–	837,143
Short-Term Investments		– 0	–	1,187,843		– 0	–	1,187,843

Total Investments in Securities		– 0	–	58,839,762		975,519		59,815,281
Other Financial Instruments* :
Assets:
Inflation (CPI) Swaps		– 0	–	1,470		– 0	–	1,470
Interest Rate Swaps		– 0	–	2,531		– 0	–	2,531
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total##	$	– 0	–	$58,843,763		$975,519		$59,819,282

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
##	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/15	$2,004,498		$2,004,498
Accrued discounts/(premiums)	(5,372)		(5,372)
Realized gain (loss)	(138,925)		(138,925)
Change in unrealized appreciation/depreciation	148,559		148,559
Purchases	– 0	–	– 0	–
Sales	(1,033,241)		(1,033,241)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$975,519		$975,519

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/15	$3,451		$3,451

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2015. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.1%
Long-Term Municipal Bonds - 96.1%
Alabama - 2.9%
Alabama Public School & College Authority Series 2013A
5.00%, 6/01/16	$4,180	$4,257,455
County of Jefferson AL Sewer Revenue Series 2013D
5.00%, 10/01/16	750	768,233

		5,025,688

Arizona - 1.4%
City of Phoenix Civic Improvement Corp. Series 2009A
5.00%, 7/01/17	2,300	2,443,842

Arkansas - 0.0%
City of Little Rock AR Series 2013
1.25%, 4/01/33	50	49,961

Florida - 9.9%
Citizens Property Insurance Corp. Series 2009A-1
6.00%, 6/01/16	3,500	3,577,350
Series 2010A-1
5.00%, 6/01/16	4,695	4,779,886
Florida State Board of Education (State of Florida) Series 2015C
5.00%, 6/01/17	2,010	2,128,670
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (a)(b)(c)	55	27,500
Series 2010A-1
6.125%, 5/01/35 (b)	30	30,031
Series 2010A-2
6.125%, 5/01/35 (b)	60	60,050
Series 2010B
5.125%, 5/01/17 (b)	65	65,337
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	95	95,745
State of Florida Lottery Revenue Series 2012A
5.00%, 7/01/16-7/01/17	6,100	6,349,630

		17,114,199

Georgia - 1.5%
Municipal Electric Authority of Georgia Series 2012B
5.00%, 1/01/18	2,450	2,642,251

Illinois - 1.8%
State of Illinois (State of Illinois Sales Tax) Series 2013

	Principal Amount (000)	U.S. $ Value
4.00%, 6/15/16	$3,010	$3,055,481

Kentucky - 0.7%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015A
5.00%, 9/01/23	1,000	1,194,250

Louisiana - 0.1%
Isabella Lakes Community Development District Series 2007
6.00%, 8/01/22 (b)(d)	515	128,750
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (b)(d)	670	120,600

		249,350

Maryland - 2.5%
State of Maryland Department of Transportation Series 2015B
5.00%, 2/15/18	4,000	4,347,880

Massachusetts - 6.2%
Massachusetts Clean Water Trust (The) Series 2014
5.00%, 8/01/17	7,700	8,209,586
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012B
5.00%, 8/15/17	2,400	2,563,536

		10,773,122

Michigan - 4.8%
City of Detroit MI Sewage Disposal System Revenue AGM Series 2006D
0.818%, 7/01/32 (e)	1,530	1,416,275
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) Series 2014D4
5.00%, 7/01/16	3,260	3,329,373
Michigan Finance Authority (Detroit City School District State Aid) Series 2015B
4.75%, 6/01/16 (f)	1,000	1,005,740
Rochester Community School District Series 2015
5.00%, 5/01/16	2,585	2,621,810

		8,373,198

Minnesota - 2.7%
Elk River Independent School District No 728 Series 2012A
5.00%, 2/01/17	4,460	4,666,409

	Principal Amount (000)	U.S. $ Value
Missouri - 3.0%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport) NATL Series 2005
5.50%, 7/01/16	$5,040	$5,159,196

New Jersey - 5.4%
New Jersey Economic Development Authority Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	2,001,323
New Jersey Economic Development Authority (New Jersey Cigarette Tax) Series 2012
5.00%, 6/15/16	1,625	1,648,904
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2011G
5.00%, 9/01/20	190	207,157
Series 2015X
5.00%, 6/15/19	3,000	3,231,420
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/17	2,100	2,225,538

		9,314,342

New Mexico - 3.8%
State of New Mexico Severance Tax Permanent Fund Series 2013A
5.00%, 7/01/16	6,440	6,587,218

New York - 3.5%
Metropolitan Transportation Authority AGM Series 2002B-1
0.848%, 11/01/22 (g)	6,225	5,997,022

Ohio - 5.2%
County of Hamilton OH Sewer System Revenue Series 2015A
5.00%, 12/01/16	5,000	5,204,700
State of Ohio Major New State Infrastructure Project Series 2008-1-GARVEE
5.50%, 6/15/20 (Pre-refunded/ETM)	2,500	2,776,450
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant) Series 20121-GARVEE
5.00%, 12/15/17	1,000	1,079,950

		9,061,100

Oklahoma - 0.4%
Comanche County Memorial Hospital Series 2015
5.00%, 7/01/16	600	610,812

Oregon - 2.4%
Portland Community College District

	Principal Amount (000)	U.S. $ Value
Series 2013
5.00%, 6/15/16	$4,105	$4,190,261

Pennsylvania - 3.5%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment) Series 2012A
5.00%, 7/01/18	2,970	3,264,832
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A
4.60%, 7/01/15 (a)(b)(c)	65	40,300
Philadelphia Gas Works Co. Series 2015
4.00%, 8/01/18	2,485	2,666,405

		5,971,537

South Carolina - 3.7%
State of South Carolina Series 2011
5.00%, 3/01/17	6,135	6,446,044

Texas - 14.7%
Austin Community College District Public Facility Corp. Series 2015
3.00%, 8/01/17	1,100	1,138,368
Grand Parkway Transportation Corp. Series 2014A
3.00%, 12/15/16	7,040	7,187,699
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2015B-2
3.875%, 11/15/20	1,000	1,007,540
Tarrant Regional Water District Series 2012A
5.00%, 3/01/17	6,115	6,422,157
Series 2015
5.00%, 3/01/18	2,760	2,998,850
Texas Public Finance Authority (Texas Public Finance Authority State Lease) Series 2015D
4.00%, 2/01/18	1,290	1,368,793
Texas Transportation Commission State Highway Fund Series 2015
4.00%, 10/01/18	2,500	2,701,200
5.00%, 10/01/23	2,150	2,648,198

		25,472,805

Virginia - 2.0%
County of Fairfax VA Series 2011A
5.00%, 4/01/17	1,385	1,459,388
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 6/15/16	$2,000	$2,040,200

		3,499,588

Washington - 6.7%
County of King WA Sewer Revenue Series 2015B
5.00%, 7/01/22	5,640	6,793,831
Energy Northwest (Bonneville Power Administration) Series 2010A
5.00%, 7/01/17	1,000	1,062,840
King & Snohomish Counties School District No 417 Northshore Series 2015
3.00%, 6/01/17	1,795	1,851,507
King County School District No 405 Bellevue
Series 2015
5.00%, 12/01/18	1,225	1,362,224
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2015B
4.375%, 1/01/21 (f)	500	506,135

		11,576,537

West Virginia - 1.4%
State of West Virginia Series 2015A
5.00%, 6/01/18	2,180	2,388,670

Wisconsin - 5.9%
State of Wisconsin Series 2014-1
5.00%, 5/01/16	10,000	10,151,200

Total Municipal Obligations (cost $167,096,322)		166,361,963

CORPORATES - INVESTMENT GRADE - 2.4%
Financial Institutions - 2.4%
Banking - 2.4%
Capital One Bank USA NA
1.20%, 2/13/17	1,850	1,840,887
JPMorgan Chase & Co.
3.15%, 7/05/16	2,213	2,235,876

Total Corporates - Investment Grade (cost $4,090,276)		4,076,763

SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 1/04/16 (cost $853,982)	854	853,982

U.S. $ Value
Total Investments - 99.0% (cost $172,040,580) (h)	$171,292,708
Other assets less liabilities - 1.0%	1,798,731

Net Assets - 100.0%	$173,091,439

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$900	9/15/20	1.455%	CPI	#	$821
Citibank, NA	1,850	12/14/20	1.548%	CPI	#	3,446
JPMorgan Chase Bank, NA	900	9/04/20	1.465%	CPI	#	237

						$4,504

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Defaulted matured security.
(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Security is in default and is non-income producing.
(e)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $1,511,875 or 0.9% of net assets.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of this security amounted to $5,997,022 or 3.46% of net assets.
(h)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $470,799 and gross unrealized depreciation of investments was $(1,218,671), resulting in net unrealized depreciation of $(747,872).

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.6% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
GARVEE	-	Grant Anticipation Revenue Vehicle
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$165,287,515		$1,074,448		$166,361,963
Corporates - Investment Grade		– 0	–	4,076,763		– 0	–	4,076,763
Short-Term Investments		– 0	–	853,982		– 0	–	853,982

Total Investments in Securities		– 0	–	170,218,260		1,074,448		171,292,708
Other Financial Instruments* :
Assets:
Inflation (CPI) Swaps		– 0	–	4,504		– 0	–	4,504
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total**	$	– 0	–	$170,222,764		$1,074,448		$171,297,212

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$1,200,466		$1,200,466
Accrued discounts/(premiums)	890		890
Realized gain (loss)	(304,127)		(304,127)
Change in unrealized appreciation/depreciation	303,927		303,927
Purchases	– 0	–	– 0	–
Sales	(126,708)		(126,708)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$1,074,448		$1,074,448

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(1,074)		$(1,074)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.5%
Long-Term Municipal Bonds - 96.5%
California - 84.9%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,327,560
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,866,167
Bay Area Toll Authority Series 2006F
5.00%, 4/01/16	3,630	3,671,200
5.00%, 4/01/20 (Pre-refunded/ETM)	5,250	5,309,587
Series 2007F
5.00%, 4/01/16	3,570	3,610,519
Series 2009F-1
5.00%, 4/01/22 (Pre-refunded/ETM)	14,975	16,841,783
Series 2012
5.00%, 4/01/24-4/01/25	13,845	16,685,859
Series 2014A
1.00%, 4/01/47	15,455	15,470,764
Bay Area Water Supply & Conservation Agency Series 2013A
5.00%, 10/01/25	4,710	5,763,957
California Econ Recovery Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	12,420	13,682,120
5.00%, 7/01/20 (Pre-refunded/ETM)	22,500	25,559,325
California Educational Facilities Authority (Claremont Mckenna College) Series 2015A
5.00%, 1/01/27	1,300	1,620,775
California Educational Facilities Authority (University of the Pacific) Series 2015
5.00%, 11/01/28	1,545	1,830,609
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015
5.00%, 11/15/27-11/15/29	19,500	23,903,695
California Infrastructure & Economic Development Bank (Broad Collection(The)) Series 2011A
5.00%, 6/01/21	20,650	24,576,184
California Municipal Finance Authority (Rocketship Education) Series 2015A
4.25%, 3/01/28 (a)	2,065	2,074,478
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012
5.00%, 7/01/27 (a)	4,000	4,465,840
California Special Districts Association Finance Corp. COP AGM Series 1996Z

	Principal Amount (000)	U.S. $ Value
5.50%, 8/01/17 (Pre-refunded/ETM)	$125	$130,761
California State Public Works Board Series 2009E
5.00%, 4/01/21 (Pre-refunded/ETM)	5,890	6,644,332
5.00%, 4/01/22 (Pre-refunded/ETM)	4,935	5,567,025
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,862,930
NATL Series 2007C
5.00%, 9/01/16 (Pre-refunded/ETM)	1,575	1,623,132
California State Public Works Board (California State Public Works Board Lease) Series 2014A
5.00%, 9/01/30	11,220	13,332,389
Series 2014B
5.00%, 10/01/29	4,445	5,312,086
AMBAC Series 1993A
5.00%, 12/01/19	2,035	2,243,811
California State University Series 2010A
5.00%, 11/01/24	1,490	1,703,934
Series 2011A
5.25%, 11/01/26	5,500	6,580,750
Series 2012A
5.00%, 11/01/26	10,930	13,126,056
Series 2014A
5.00%, 11/01/28	16,650	20,204,608
California Statewide Communities Development Authority (Kaiser Credit Group) Series 2012C
5.00%, 11/01/29	2,630	2,773,230
Series 2012E-1
5.00%, 4/01/44	1,000	1,054,460
City & County of San Francisco CA COP Series 2015R
5.00%, 9/01/21-9/01/24	11,010	13,230,159
City of Hayward CA COP Series 2015
5.00%, 11/01/20-11/01/23	9,255	11,002,649
City of Industry CA Series 2009
5.00%, 7/01/17	3,655	3,886,398
City of Long Beach CA Harbor Revenue Series 2010A
5.00%, 5/15/22-5/15/25	16,895	19,566,248
Series 2010B
5.00%, 5/15/21	6,500	7,539,675
Series 2015A
4.00%, 5/15/18	2,145	2,291,482
City of Los Angeles CA Wastewater System Revenue Series 2012A
5.00%, 6/01/20	2,735	3,183,212
Series 2012C
5.00%, 6/01/23	2,765	3,310,728
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2008A
5.50%, 5/15/16-5/15/17	10,670	11,228,653

	Principal Amount (000)	U.S. $ Value
Series 2009A
5.25%, 5/15/23-5/15/24	$15,955	$18,190,706
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	30,072,448
Series 2010D
5.00%, 5/15/23	5,000	5,806,700
City of Riverside CA Sewer Revenue Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,382,068
City of San Francisco CA Public Utilities Commission Wastewater Revenue Series 2013B
5.00%, 10/01/25	4,000	4,811,280
City of San Francisco CA Public Utilities Commission Water Revenue Series 2009A
5.00%, 11/01/28	2,000	2,257,280
Series 2011A
5.00%, 11/01/25	11,320	13,450,311
City of San Jose CA Airport Revenue Series 2014A
5.00%, 3/01/25	3,600	4,225,176
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A
5.00%, 3/01/22	3,000	3,626,640
Contra Costa Water District Series 2012Q
5.00%, 10/01/20	5,315	6,236,727
Cotati-Rohnert Park Unified School District AGM Series 2015B
5.00%, 8/01/21	3,000	3,546,660
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute) Series 2015A
5.00%, 11/01/21	1,725	2,018,250
Desert Sands Unified School District Series 2015
5.00%, 8/01/21-8/01/23	5,300	6,463,443
Fremont Community Facilities District No 1 Series 2015
5.00%, 9/01/27	1,000	1,132,440
Fremont Unified School District/Alameda County CA Series 2014A
4.00%, 8/01/16	1,225	1,250,407
Grossmont-Cuyamaca Community College District AGC Series 2008
5.25%, 8/01/17	1,150	1,231,524
Lake Elsinore Public Financing Authority Series 2015
5.00%, 9/01/21-9/01/23	1,675	1,867,031
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012
5.00%, 11/01/23	4,025	4,685,140
Long Beach Unified School District Series 2009A

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/16-8/01/18	$13,845	$14,955,107
Series 2010A
5.00%, 8/01/25	1,000	1,150,180
Los Angeles Community College District/CA Series 2015A
5.00%, 8/01/25	5,000	6,229,300
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2010A
5.00%, 7/01/21	2,000	2,318,620
Series 2014
5.00%, 7/01/23	2,220	2,741,700
Los Angeles Department of Water & Power PWR Series 2013A
5.00%, 7/01/21	1,505	1,797,166
Series 2014B
5.00%, 7/01/27	2,190	2,674,516
Series 2014C
5.00%, 7/01/26	11,725	14,540,524
Los Angeles Department of Water & Power WTR Series 2012C
5.00%, 7/01/23	1,540	1,856,100
Los Angeles Unified School District/CA Series 2014C
5.00%, 7/01/27	10,365	12,573,574
Series 2015A
5.00%, 7/01/19	11,585	13,143,067
Mammoth Unified School District/CA NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,833,620
Metropolitan Water District of Southern California Series 1993
5.75%, 8/10/18	6,150	6,602,886
Series 1993A
5.75%, 7/01/21 (Pre-refunded/ETM)	710	875,082
5.75%, 7/01/21	1,775	2,067,467
Series 2014A
5.00%, 3/01/17-3/01/20	11,585	12,876,843
Natomas Unified School District BAM Series 2014
5.00%, 8/01/22-8/01/23	4,950	6,016,209
Northern California Power Agency Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,670,507
Oakland Unified School District/Alameda County Series 2015A
5.00%, 8/01/23	1,575	1,867,651
Orange County Sanitation District COP Series 2009A
5.00%, 2/01/18-2/01/20	11,045	12,235,436
Peralta Community College District Series 2014A
5.00%, 8/01/28	1,820	2,187,640
Pittsburg Successor Agency Redevelopment Agency Series 1983
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,035,680

	Principal Amount (000)	U.S. $ Value
Port of Los Angeles Series 2011B
5.00%, 8/01/23	$2,500	$2,945,325
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	3,064,519
Port of Oakland Series 2012P
5.00%, 5/01/22-5/01/25	16,945	19,730,074
NATL Series 2007C
5.00%, 11/01/18	1,900	2,036,306
Riverside County Public Financing Authority (Riverside County Public Financing Authority Lease) Series 2015
5.00%, 11/01/28	3,395	4,006,643
Romoland School District Series 2015
5.00%, 9/01/23	955	1,099,501
Sacramento City Financing Authority (Sacramento City Financing Authority Lease) Series 1993B
5.40%, 11/01/20	1,710	1,895,467
Sacramento City Unified School District/CA Series 2011
5.00%, 7/01/24	4,945	5,706,629
Sacramento County Sanitation Districts Financing Authority AMBAC Series 2001
5.50%, 12/01/21	1,175	1,445,509
Sacramento Municipal Utility District Series 2012Y
5.00%, 8/15/25	4,555	5,471,830
Sacramento Regional Transit District Series 2012
5.00%, 3/01/24	1,000	1,146,040
San Diego County Water Authority COP AGM Series 2008A
5.00%, 5/01/24 (Pre-refunded/ETM)	4,860	5,326,900
San Diego County Water Authority Financing Corp. Series 2015
5.00%, 5/01/21	1,000	1,191,260
AGM Series 2008A
5.00%, 5/01/19 (Pre-refunded/ETM)	1,335	1,461,638
5.00%, 5/01/19	1,460	1,588,962
San Diego Public Facilities Financing Authority Sewer Revenue Series 2009B
5.00%, 5/15/18-5/15/21	35,520	39,340,199
Series 2015
5.00%, 5/15/22	4,785	5,806,645
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009C-2
5.00%, 5/01/16	11,520	11,694,989
Series 2011
5.25%, 5/01/18	4,655	5,081,538
Series 2011C

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/21	$3,900	$4,543,188
Series 2011S
5.00%, 5/01/25	3,000	3,531,480
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,364,987
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp) Series 2013A
5.00%, 8/01/19-8/01/24	3,855	4,342,768
San Francisco Community College District Series 2015
5.00%, 6/15/21	2,425	2,886,453
San Joaquin Delta Community College District Series 2015A
5.00%, 8/01/20-8/01/22	3,685	4,375,607
Santa Fe Springs Community Development Commission NATL Series 2002
5.375%, 9/01/17	560	561,686
Santa Rosa City Schools Series 2013
4.00%, 8/01/16	1,740	1,774,574
5.00%, 8/01/17	4,255	4,529,703
South Placer Wastewater Authority/CA Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,332,029
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2010
5.00%, 7/01/22-7/01/25	12,235	14,036,606
Series 2014A
5.00%, 7/01/30	1,000	1,192,620
Southwestern Community College District Series 2015
5.00%, 8/01/20-8/01/25	14,850	18,258,425
State of California Series 2013
5.00%, 10/01/20-9/01/28	29,390	34,662,578
Series 2014
5.00%, 12/01/22-5/01/29	18,665	22,612,579
Series 2015
5.00%, 3/01/21	17,455	20,596,551
State of California Department of Water Resources Series 2011A
5.00%, 12/01/20	1,795	2,117,867
Series 2014A
5.00%, 12/01/27	9,410	11,538,354
State of California Department of Water Resources Power Supply Revenue Series 2008H
5.00%, 5/01/17	1,455	1,537,411
Series 2008K
5.00%, 5/01/18	23,145	25,368,540
Series 2010L
5.00%, 5/01/17-5/01/20	21,965	24,688,383
Series 2011N
5.00%, 5/01/20	4,210	4,896,819

	Principal Amount (000)	U.S. $ Value
Series 2015O
5.00%, 5/01/21-5/01/22	$10,370	$12,546,839
AGM Series 2008H
5.00%, 5/01/17	21,050	22,242,272
Sweetwater Union High School District BAM Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,419,110
University of California Series 2009Q
5.25%, 5/15/22 (Pre-refunded/ETM)	3,355	3,599,479
5.25%, 5/15/22	155	165,766
Series 2010U
5.00%, 5/15/24	4,215	4,862,045
Series 2012G
5.00%, 5/15/25	10,000	12,034,100
Series 2014A
5.00%, 5/15/28	1,000	1,210,140
Series 2015A
5.00%, 5/15/20-5/15/24	4,780	5,744,263
Series 2015I
5.00%, 5/15/21	2,900	3,448,622
Vacaville Unified School District BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,825,895
Vista Unified School District Series 2015
5.00%, 8/01/20	2,100	2,453,766

		989,503,715

Colorado - 0.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2011A
5.75%, 11/15/20	1,700	2,010,131
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013A
5.00%, 12/01/20	1,625	1,851,557

		3,861,688

Florida - 2.5%
Citizens Property Insurance Corp. Series 2009A-1
6.00%, 6/01/16	13,160	13,450,836
County of Miami-Dade FL Aviation Revenue Series 2009A
5.75%, 10/01/21	1,055	1,223,969
Florida State Hurricane Catastrophe Fund Finance Corp. Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	13,080	13,362,790
Miami-Dade County Expressway Authority Series 2013A
5.00%, 7/01/21	1,280	1,504,755
New River Community Development District Series 2006B
5.00%, 5/01/13 (b)(c)(d)(e)	405	0

	Principal Amount (000)	U.S. $ Value
Sterling Hill Community Development District Series 2003B
5.50%, 11/01/10 (b)(c)(d)(e)	$150	$57,570

		29,599,920

Illinois - 2.3%
State of Illinois Series 2012
5.00%, 8/01/18-8/01/23	12,445	13,527,919
Series 2013
5.00%, 7/01/20	3,465	3,779,691
Series 2014
5.00%, 5/01/28	4,735	5,136,765
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005
6.00%, 1/01/26	4,450	4,345,692

		26,790,067

Louisiana - 0.0%
Coves of the Highland County Community Development District Series 2006
5.60%, 11/01/13 (b)(c)(d)(e)	3,200	0	^

Massachusetts - 0.6%
Commonwealth of Massachusetts NATL Series 2000E
0.465%, 12/01/30 (f)	6,075	5,606,089
NATL Series 2000G
0.525%, 12/01/30 (f)	1,100	1,015,165

		6,621,254

New Jersey - 2.4%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A
5.00%, 12/15/19-6/15/20	25,930	28,179,136

New York - 1.4%
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28	2,650	2,656,572
New York State Dormitory Authority (New York State Sales Tax) Series 2015A
5.00%, 3/15/18	12,835	13,965,507

		16,622,079

Puerto Rico - 0.5%
Commonwealth of Puerto Rico NATL Series 2001A
5.50%, 7/01/19	5,470	5,640,008

Texas - 1.3%
City of Houston TX Airport System Revenue

	Principal Amount (000)	U.S. $ Value
Series 2011A
5.00%, 7/01/19	$10,290	$11,490,225
Dallas/Fort Worth International Airport Series 2009A
5.00%, 11/01/21	1,180	1,223,259
North Texas Tollway Authority Series 2015A
5.00%, 1/01/23	1,915	2,257,747

		14,971,231

Washington - 0.3%
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014B-3
5.125%, 1/01/20 (a)	2,925	2,928,890

Total Municipal Obligations (cost $1,075,320,675)		1,124,717,988

CORPORATES - INVESTMENT GRADE - 1.1%
Financial Institutions - 1.0%
Banking - 1.0%
JPMorgan Chase & Co.
3.15%, 7/05/16	5,410	5,465,923
Morgan Stanley
1.75%, 2/25/16	5,788	5,794,685

Total Financial Institutions (cost $11,258,079)		11,260,608

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Becton Dickinson and Co.
0.962%, 6/15/16 (g)	1,765	1,764,176

Total Corporates - Investment Grade (cost $13,023,079)		13,024,784

	Shares
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
State Street Time Deposit
0.01%, 1/04/16 (cost $15,769,467)	15,769	15,769,467

Total Investments - 99.0% (cost $1,104,113,221) (h)		1,153,512,239
Other assets less liabilities - 1.0%		11,389,299

Net Assets - 100.0%		$1,164,901,538

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$5,700	9/15/20	1.455%	CPI	#	$5,199
Citibank, NA	11,750	12/14/20	1.548%	CPI	#	21,890
JPMorgan Chase Bank, NA	5,800	9/04/20	1.465%	CPI	#	1,524

						$28,613

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$17,500	10/14/22	1.194%	SIFMA	*	$32,227

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
^	Less than $0.50.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $9,469,208 or 0.8% of net assets.
(b)	Defaulted matured security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of these securities amounted to $6,621,254 or 0.57% of net assets.
(g)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(h)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,487,567 and gross unrealized depreciation of investments was $(5,088,549), resulting in net unrealized appreciation of $49,399,018.

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.9% and 0.8%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,098,745,916		$25,972,072	^	$1,124,717,988
Corporates - Investment Grade		– 0	–	13,024,784		– 0	–	13,024,784
Short-Term Investments		– 0	–	15,769,467		– 0	–	15,769,467

Total Investments in Securities		– 0	–	1,127,540,167		25,972,072		1,153,512,239
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	28,613		– 0	–	28,613
Interest Rate Swaps		– 0	–	32,227		– 0	–	32,227
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total**	$	– 0	–	$1,127,601,007		$25,972,072		$1,153,573,079

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

California Municipal Portfolio	Long-Term Municipal Bonds^		Total
Balance as of 9/30/15	$25,938,420		$25,938,420
Accrued discounts/(premiums)	(35,298)		(35,298)
Realized gain (loss)	(280,777)		(280,777)
Change in unrealized appreciation/depreciation	383,951		383,951
Purchases	– 0	–	– 0	–
Sales	(34,224)		(34,224)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$25,972,072		$25,972,072

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/15	$104,955		$104,955

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2015. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$0	Qualitative Assessment		$0.00 / N/A
	$57,570	Market Approach	Value Reduced by Annual Coupon	$38.38 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.5%
Long-Term Municipal Bonds - 96.5%
New York - 82.5%
Albany County Airport Authority AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,160,474
Battery Park City Authority Series 2013A
5.00%, 11/01/22	4,325	5,271,353
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,306,540
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,640,357
5.25%, 11/01/29	1,900	2,073,451
City of New York NY Series 2007A
5.00%, 8/01/18 (Pre-refunded/ETM)	20	21,324
5.00%, 8/01/18	4,550	4,859,263
Series 2007E
5.00%, 8/01/16	5,500	5,644,045
Series 2008A-1
5.00%, 8/15/16	4,400	4,523,112
Series 2008B-1
5.25%, 9/01/16	10,000	10,313,100
Series 2011A
5.00%, 8/01/26	14,275	16,792,824
Series 2011D-1
5.00%, 10/01/24	2,860	3,383,952
Series 2011E-3
5.00%, 8/01/23	6,855	8,104,118
Series 2012I
5.00%, 8/01/22	2,320	2,792,352
Series 2013B
5.00%, 8/01/20	10,000	11,592,800
Series 2013F
5.00%, 3/01/17	2,675	2,808,402
Series 2013I
5.00%, 8/01/20	18,775	21,765,482
City of Yonkers NY Series 2011A
5.00%, 10/01/16-10/01/17	3,880	4,084,988
County of Monroe NY Series 2015
5.00%, 6/01/17-6/01/22	16,340	18,267,106
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,839,092
County of Nassau NY Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,863,751
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	9,628,546
Series 2014A
5.00%, 4/01/25	10,190	12,192,539

	Principal Amount (000)	U.S. $ Value
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax) Series 2011C
5.00%, 12/01/23	$5,925	$7,047,965
Erie County Industrial Development Agency (The) AGM Series 2008A
5.00%, 5/01/16 (Pre-refunded/ETM)	1,280	1,299,648
Erie County Industrial Development Agency (The) (Buffalo City School District) Series 2011B
5.00%, 5/01/22	5,800	6,808,098
Housing Development Corp./NY Series 2013A
5.00%, 7/01/25	2,000	2,378,500
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014
4.75%, 1/01/20 (a)	1,450	1,431,890
5.25%, 1/01/24 (a)	1,250	1,207,313
Long Island Power Authority NATL Series 2006F
5.00%, 5/01/16	11,885	12,061,968
Metropolitan Transportation Authority Series 2006B
5.00%, 11/15/16	4,665	4,846,608
5.00%, 11/15/17 (Pre-refunded/ETM)	1,980	2,058,646
Series 2010D
5.25%, 11/15/24	10,755	12,665,303
Series 2010G
5.00%, 11/15/21	9,305	10,806,362
5.25%, 11/15/22-11/15/26	33,880	39,917,212
Series 2011C
5.00%, 11/15/24	2,890	3,384,392
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,829,652
AGM Series 2002B
0.843%, 11/01/22 (b)	14,550	14,018,459
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A
5.00%, 11/15/24	14,130	17,044,878
NATL Series 2004A
5.25%, 11/15/16	9,820	10,225,075
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014
5.00%, 7/01/24	4,550	5,290,194
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28	8,000	8,019,840
New York City Municipal Water Finance Authority Series 2006BB
5.00%, 6/15/19 (Pre-refunded/ETM)	2,210	2,255,703
Series 2008AA
5.00%, 6/15/19 (Pre-refunded/ETM)	11,675	12,819,383
5.00%, 6/15/21 (Pre-refunded/ETM)	1,285	1,412,601

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/21	$5,620	$6,168,006
5.00%, 6/15/22 (Pre-refunded/ETM)	2,905	3,189,748
Series 2010FF
5.00%, 6/15/25	24,730	28,504,540
Series 2011HH
5.00%, 6/15/26	9,055	10,658,459
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	17,298,122
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,589,597
Series 2015G
5.00%, 6/15/28	11,465	13,915,873
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2011S-1A
5.00%, 7/15/25	4,420	5,214,186
Series 2012S
5.00%, 7/15/25	7,390	8,799,569
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A
5.00%, 11/01/20	1,160	1,353,940
Series 2011A-1
5.00%, 11/01/23	15,315	18,206,472
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	17,639,291
Series 2011C
5.00%, 11/01/20	9,480	11,064,961
Series 2012B
5.00%, 11/01/16-11/01/24	13,660	16,028,905
Series 2012D
5.00%, 11/01/20-11/01/23	34,790	41,467,348
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	13,694,112
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,987,893
Series 2014C
5.00%, 11/01/26	6,345	7,715,647
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,393,548
Series 2015C
5.00%, 11/01/26	20,000	24,619,000
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) Series 2008C
5.75%, 12/01/16	23,025	24,067,342
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011
5.00%, 7/01/21	4,745	5,505,291
New York Liberty Development Corp. (National Sports Museum) Series 2006A
6.125%, 2/15/19 (c)(d)	1,980	20

	Principal Amount (000)	U.S. $ Value
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax) Series 2008A
5.00%, 4/01/19-4/01/20	$16,145	$17,589,036
New York Power Authority NATL Series 2007C
5.00%, 11/15/16	6,245	6,486,994
New York State Dormitory Authority Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM)	1,290	1,553,405
5.00%, 2/15/23 (Pre-refunded/ETM)	865	1,041,624
5.00%, 2/15/24 (Pre-refunded/ETM)	815	981,415
5.00%, 2/15/25 (Pre-refunded/ETM)	880	1,059,687
AGM Series 2007A
5.00%, 2/15/16 (Pre-refunded/ETM)	3,680	3,699,173
NATL Series 1998
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,005,370
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2010A
5.00%, 7/01/19	4,390	4,913,156
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,548,305
New York State Dormitory Authority (Mount Sinai Hospital) Series 2010A
5.00%, 7/01/18	1,360	1,484,386
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2009A
5.00%, 7/01/22	6,050	6,830,389
Series 2015A
5.00%, 3/15/23	2,215	2,702,765
AGM Series 2007A
5.00%, 2/15/16	150	150,807
New York State Dormitory Authority (New York State Sales Tax) Series 2015-2
5.00%, 3/15/22-3/15/23	38,895	46,924,620
New York State Dormitory Authority (New York University) Series 2015A
5.00%, 7/01/23	2,040	2,482,517
NATL Series 1998A
6.00%, 7/01/18	1,000	1,121,680
New York State Dormitory Authority (St John’s University/NY) Series 2015A
5.00%, 7/01/24	1,130	1,374,679
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2008A
5.00%, 3/15/20	4,750	5,162,965
Series 2008C
5.00%, 3/15/18	24,875	27,065,990
Series 2009D
5.00%, 6/15/20	2,230	2,518,071
Series 2009G

	Principal Amount (000)	U.S. $ Value
5.00%, 3/15/18	$7,840	$8,523,413
Series 2012A
5.00%, 12/15/21	5,905	7,045,964
Series 2012B
5.00%, 3/15/22	3,905	4,664,249
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	21,858,857
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	16,401,935
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	17,289,429
Series 2015A
5.00%, 3/15/23	8,910	10,791,614
Series 2015B
5.00%, 2/15/23	1,160	1,404,029
Series 2015E
5.00%, 3/15/23	4,380	5,304,968
AMBAC Series 2005B
5.50%, 3/15/23	5,000	6,215,850
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2015A
5.00%, 7/01/18-7/01/19	3,820	4,260,194
New York State Dormitory Authority (State University of New York) Series 2011A
5.00%, 7/01/24	3,125	3,650,500
New York State Dormitory Authority (Wyckoff Heights Medical Center State Lease) Series 2015
5.00%, 2/15/21	3,870	4,519,115
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) NATL Series 2010C
1.16%, 4/01/34 (b)	20,500	19,402,737
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2004
5.00%, 6/15/25	6,845	6,867,794
Series 2007B
5.00%, 6/15/16	1,610	1,643,440
Series 2009A
5.25%, 6/15/24	7,300	8,312,364
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015D
5.00%, 3/15/22-9/15/22	9,320	11,325,260
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2008B
5.00%, 4/01/17	21,665	22,842,493
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	31,008,642
AMBAC Series 2005B
5.50%, 4/01/20	9,080	10,679,533

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2012I
5.00%, 1/01/25	$5,155	$6,061,558
Series 2013A
5.00%, 5/01/19	25,000	28,030,000
Series 2014
5.00%, 1/01/26-1/01/28	4,345	5,220,027
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	40,703,961
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/25	5,425	6,303,362
New York State Urban Development Corp. Series 2015A
5.00%, 3/15/23	12,400	15,055,832
New York State Urban Development Corp. (New York State Urban Development Corp. Lease) Series 2008B
5.00%, 1/01/19	3,525	3,861,214
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2007B
5.00%, 3/15/16	2,085	2,104,015
Series 2013C
5.00%, 3/15/20	9,915	11,389,162
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015
5.00%, 1/01/21	3,690	4,227,928
Port Authority of New York & New Jersey Series 2011
5.00%, 9/15/24	2,000	2,299,740
Series 2011O
5.00%, 10/15/21	5,215	6,116,934
Series 2013-178
5.00%, 12/01/23	10,480	12,564,053
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,791,936
Series 2014-1
5.00%, 10/15/23	3,455	4,137,293
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	14,820,496
Series 2015E
5.00%, 10/15/21-10/15/23	23,485	27,861,699
XLCA Series 2006
5.00%, 10/01/17	6,425	6,488,607
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/25-10/15/26	13,140	16,270,367
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	930	926,550

	Principal Amount (000)	U.S. $ Value
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011
5.00%, 7/01/16-7/01/17	$2,900	$3,025,088
Triborough Bridge & Tunnel Authority Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	1,025	1,035,496
Series 2008A
5.00%, 11/15/19 (Pre-refunded/ETM)	2,150	2,353,627
Series 2008C
5.00%, 11/15/16	5,000	5,191,100
Series 2008D
5.00%, 11/15/16	14,880	15,443,506
Series 2011A
5.00%, 1/01/27	7,000	8,270,150
Series 2012B
5.00%, 11/15/19-11/15/23	28,330	34,010,333
Series 2013A
5.00%, 11/15/28	5,000	5,916,350
Series 2013B
5.00%, 11/15/22	7,525	9,169,513
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010B
5.00%, 9/01/16-9/01/21	16,590	17,584,318
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.) Series 2007A
5.25%, 9/15/16	340	343,873
Utility Debt Securitization Authority Series 2013T
5.00%, 6/15/26-12/15/29	34,825	42,210,710

		1,414,338,743

Alabama - 0.7%
Alabama Public School & College Authority Series 2009B
5.00%, 5/01/18	11,145	12,156,409

California - 1.6%
California Econ Recovery Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	16,365	18,028,011
5.25%, 7/01/21 (Pre-refunded/ETM)	5,000	5,722,550
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2013A
5.00%, 6/01/19	1,225	1,381,053
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009E
5.00%, 5/01/21	1,280	1,449,882

		26,581,496

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.4%
Metropolitan Washington Airports Authority Series 2010B
5.00%, 10/01/19-10/01/21	$5,795	$6,541,031

Florida - 2.7%
Citizens Property Insurance Corp. Series 2009A-1
6.00%, 6/01/16	15,255	15,592,135
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	4,999,644
County of Miami-Dade FL Aviation Revenue Series 2009A
5.75%, 10/01/20	1,680	1,940,417
Durbin Crossing Community Development District Series 20061
5.25%, 11/01/15 (c)(e)	2,060	803,400
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (c)(e)(f)	185	92,500
Series 2010A-1
6.125%, 5/01/35 (c)	75	75,077
Series 2010A-2
6.125%, 5/01/35 (c)	185	185,155
Series 2010B
5.125%, 5/01/17 (c)	225	226,168
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	905	912,095
Polk County School District (Polk County School District Sales Tax) AGM Series 2007
5.00%, 10/01/16	2,690	2,776,161
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/18	16,355	17,927,697
Sterling Hill Community Development District Series 2003B
5.50%, 11/01/10 (c)(e)(g)	155	59,489
Volusia County School Board COP Series 2014B
5.00%, 8/01/26	1,000	1,190,900

		46,780,838

Georgia - 0.4%
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.) Series 2007A
5.00%, 3/15/17	6,975	7,294,385

Guam - 0.1%
Guam Department of Education COP Series 2010A
6.00%, 12/01/20	1,625	1,713,676

	Principal Amount (000)	U.S. $ Value
Illinois - 1.3%
State of Illinois Series 2012
5.00%, 3/01/21-8/01/25
Series 2013	$9,765	$10,616,740
5.50%, 7/01/25
Series 2014	7,435	8,339,245
5.00%, 5/01/24	2,540	2,812,821
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006
5.50%, 3/01/17 (c)(d)	1,307	271,203

		22,040,009

Indiana - 0.7%
Indiana Bond Bank (JPMorgan Chase & Co.) Series 2007A
5.25%, 10/15/18-10/15/21	10,745	12,147,526

Louisiana - 0.1%
Isabella Lakes Community Development District Series 2007
6.00%, 8/01/22 (c)(d)	1,515	378,750
Juban Parc Community Development District Series 2006
5.15%, 10/01/14 (c)(e)	1,155	231,000
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (c)(d)	1,500	270,000

		879,750

Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue Series 2012A
5.00%, 7/01/22	2,985	3,477,824

Nevada - 0.5%
County of Clark Department of Aviation (McCarran Intl Airport) AGM Series 2009C
5.00%, 7/01/23	7,400	8,279,194

New Jersey - 2.0%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2011G
5.00%, 9/01/21	3,295	3,595,834
Series 2013
5.00%, 3/01/21	2,500	2,731,975
Series 2015X
5.00%, 6/15/19-6/15/21	23,895	26,127,217
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)

	Principal Amount (000)	U.S. $ Value
Series 2011A
5.00%, 6/15/21	$2,195	$2,416,168

		34,871,194

Pennsylvania - 1.1%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009
5.00%, 9/01/16-9/01/21	14,925	16,637,774
5.25%, 9/01/23	2,345	2,706,740

		19,344,514

Puerto Rico - 0.2%
Puerto Rico Electric Power Authority NATL Series 2002KK
5.50%, 7/01/16	3,695	3,748,208

Tennessee - 1.2%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A
5.25%, 9/01/21	17,375	20,166,815

Texas - 0.0%
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007
5.25%, 11/15/16	5	5,134

Washington - 0.8%
Port of Seattle WA Series 2010C
5.00%, 2/01/21	11,085	12,813,595

Total Municipal Obligations (cost $1,585,930,783)		1,653,180,341

CORPORATES - INVESTMENT GRADE - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Becton Dickinson and Co.
0.962%, 6/15/16 (h) (cost $2,683,000)	2,683	2,681,747

SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
State Street Time Deposit
0.01%, 1/04/16 (cost $37,023,460)	37,023	37,023,460

U.S. $ Value
Total Investments - 98.8% (cost $1,625,637,243) (i)	$1,692,885,548
Other assets less liabilities - 1.2%	20,807,713

Net Assets - 100.0%	$1,713,693,261

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,400	9/15/20	1.455%	CPI	#	$7,662
Citibank, NA	17,230	12/14/20	1.548%	CPI	#	32,098
JPMorgan Chase Bank, NA	8,500	9/04/20	1.465%	CPI	#	2,233

						$41,993

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$51,500	10/19/22	1.103%	SIFMA	*	$424,428

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of December 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014 4.75%, 1/01/20	11/13/14	$1,450,000	$1,431,890	0.08%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014 5.25%, 1/01/24	11/13/14	1,250,000	1,207,313	0.07%

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of these securities amounted to $33,421,196 or 1.95% of net assets.

(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(i)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,625,376 and gross unrealized depreciation of investments was $(8,377,071), resulting in net unrealized appreciation of $67,248,305.

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.1% and 0.4%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds		$ – 0	–	$1,632,602,512		$20,577,829		$1,653,180,341
Corporates - Investment Grade		– 0	–	2,681,747		– 0	–	2,681,747
Short-Term Investments		– 0	–	37,023,460		– 0	–	37,023,460

Total Investments in Securities		– 0	–	1,672,307,719		20,577,829		1,692,885,548
Other Financial Instruments* :
Assets:
Inflation (CPI) Swaps		– 0	–	41,993		– 0	–	41,993
Interest Rate Swaps		– 0	–	424,428		– 0	–	424,428
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,672,774,140		$20,577,829		$1,693,351,969

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$27,345,012		$27,345,012
Accrued discounts/(premiums)	(35,148)		(35,148)
Realized gain (loss)	(3,942,340)		(3,942,340)
Change in unrealized appreciation/depreciation	4,298,623		4,298,623
Purchases	– 0	–	– 0	–
Sales	(7,088,318)		(7,088,318)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$20,577,829		$20,577,829

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$29,272		$29,272

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2015. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$59,489	Market Approach	Value Reduced by Annual Coupon	$38.38 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 96.5%
Alabama - 2.0%
Alabama Federal Aid Highway Finance Authority Series 2015
5.00%, 9/01/24-9/01/25	$8,610	$10,662,546
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2012
5.00%, 9/01/24	18,230	21,274,228
Alabama Public School & College Authority Series 2009A
5.00%, 5/01/17	34,415	36,373,558
Series 2009B
5.00%, 5/01/16-5/01/17	33,390	34,437,677
Series 2014B
5.00%, 1/01/24	3,200	3,910,592
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport) AGM Series 2010
6.00%, 7/01/21	5,510	6,500,477
Birmingham Water Works Board Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,518,745

		128,677,823

Alaska - 0.4%
Municipality of Anchorage AK Series 2015B
5.00%, 9/01/21-9/01/24	12,935	15,711,812
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	9,041,595
Series 2015D
5.00%, 9/01/21	3,565	4,240,888

		28,994,295

Arizona - 1.7%
Arizona Board of Regents COP (University of Arizona COP) Series 2012C
5.00%, 6/01/25	2,365	2,776,936
Arizona Department of Transportation State Highway Fund Revenue Series 2011A
5.00%, 7/01/24-7/01/25	17,210	20,337,268
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group) Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,330,802
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015A
5.00%, 7/01/23-7/01/26	33,315	40,077,743
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport) Series 2010A
5.00%, 7/01/20-7/01/21	7,225	8,323,602
Series 2010C

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/23-7/01/25	$19,665	$22,662,769
County of Maricopa AZ COP Series 2015
5.00%, 7/01/18	3,290	3,593,634
Industrial Development Authority of the County of Pima (The) (Global Water Resources LLC) Series 2006
5.45%, 12/01/17	760	767,190
Maricopa County Unified School District No 69 Paradise Valley NATL Series 2004
5.20%, 7/01/16	7,510	7,687,086
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007
5.25%, 12/01/21	1,430	1,647,918

		111,204,948

California - 8.1%
California Econ Recovery Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	19,044,537
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	6,446,630
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	3,130,235
California State Public Works Board (California State Public Works Board Lease) Series 2014B
5.00%, 10/01/28	1,225	1,474,618
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2010D
5.00%, 5/15/22-5/15/23	24,415	28,354,116
Fresno Unified School District NATL Series 2002A
6.00%, 2/01/20	3,255	3,799,789
Sacramento City Financing Authority (Sacramento City Financing Authority Lease) Series 1993B
5.40%, 11/01/20	855	947,733
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) NATL Series 2006-32F
5.25%, 5/01/18	3,700	4,074,884
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009E
5.25%, 5/01/22-5/01/23	10,380	11,851,318
Series 2011C
5.00%, 5/01/22	5,880	6,817,331
State of California Series 2006
5.00%, 10/01/16	3,710	3,833,877
Series 2008
5.00%, 4/01/18	5,000	5,450,400
Series 2009

	Principal Amount (000)	U.S. $ Value
5.25%, 10/01/20	$5,085	$5,865,395
Series 2013
5.00%, 11/01/24-11/01/25	43,465	53,026,904
Series 2014
5.00%, 5/01/25-5/01/29	130,465	158,119,582
Series 2015
5.00%, 8/01/22	15,765	19,127,675
State of California Department of Water Resources Power Supply Revenue Series 2010L
5.00%, 5/01/17-5/01/19	183,675	204,595,056

		535,960,080

Colorado - 1.1%
City & County of Broomfield CO COP Series 2010
5.00%, 12/01/16-12/01/20	13,735	15,092,667
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2010A
5.00%, 11/15/21-11/15/23	19,685	22,862,223
Series 2011A
5.50%, 11/15/19	2,290	2,620,058
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,707,882
Metro Wastewater Reclamation District Series 2012A
5.00%, 4/01/23	3,435	4,136,771
PV Water & Sanitation Metropolitan District Series 2006
Zero Coupon, 12/15/17 (a)(b)	13,168	4,608,800
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.00%, 1/15/21	2,800	3,132,052
5.25%, 1/15/24-7/15/24	7,745	8,622,818
Stapleton Development Corp. (Denver Urban Renewal Authority) Series 2015B
5.00%, 12/01/19	1,170	1,327,505

		70,110,776

Connecticut - 0.3%
State of Connecticut Series 2013A
5.00%, 10/15/21	3,370	3,979,161
Series 2014A
5.00%, 3/01/28	6,360	7,541,434
State of Connecticut Special Tax Revenue Series 2012
5.00%, 1/01/22-1/01/24	8,575	10,225,968

		21,746,563

Delaware - 0.1%
Delaware River & Bay Authority Series 2014C

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/26-1/01/27	$5,470	$6,478,614
District of Columbia - 1.5%
District of Columbia Series 2013A
5.00%, 6/01/25-6/01/27	59,115	71,178,362
District of Columbia (District of Columbia Pers Income Tax) Series 2012C
5.00%, 12/01/26	5,545	6,687,880
District of Columbia Water & Sewer Authority AGM Series 1998
6.00%, 10/01/16	1,635	1,701,103
Metropolitan Washington Airports Authority Series 2008A
5.50%, 10/01/18	6,910	7,691,452
Series 2010F-1
5.00%, 10/01/20	11,905	13,820,514

		101,079,311

Florida - 6.0%
Brevard County School District COP Series 2013A
5.00%, 7/01/21-7/01/22	15,275	18,080,931
Citizens Property Insurance Corp. Series 2011A
5.00%, 6/01/20	6,530	7,455,170
Series 2011A-1
5.00%, 6/01/19	15,975	17,851,104
Series 2012A
5.00%, 6/01/22	27,105	32,004,229
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,785	23,869,934
Series 2015A
5.00%, 6/01/22	1,795	2,105,391
NATL Series 2007A
5.00%, 3/01/16 (Pre-refunded/ETM)	44,690	45,015,790
City of Tampa FL Water & Wastewater System Revenue Series 2011
5.00%, 10/01/26	3,895	4,594,542
Collier County School Board COP Series 2015
5.00%, 2/15/18-2/15/19	12,210	13,447,314
AGM Series 2005
5.00%, 2/15/16	5,000	5,027,100
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012Q
5.00%, 10/01/23	5,000	5,968,600
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A
5.50%, 10/01/23-10/01/24	13,095	15,308,436
5.625%, 10/01/25	2,550	2,995,128
County of Miami-Dade FL Series 2015A
5.00%, 11/01/20-11/01/21	7,205	8,464,895
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/22	$3,715	$4,449,753
County of Miami-Dade FL Aviation Revenue Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,898,098
Durbin Crossing Community Development District Series 20061
5.25%, 11/01/15 (b)(c)(d)	985	384,150
Duval County School Board COP
Series 2015B
5.00%, 7/01/26	4,280	5,079,247
Florida Department of Environmental Protection Series 2011B
5.00%, 7/01/20	7,645	8,841,213
Series 2012A
5.00%, 7/01/22	10,225	12,302,822
Florida Municipal Power Agency Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,552,389
Florida State Board of Education (State of Florida) Series 2014A
5.00%, 6/01/22	3,545	4,282,892
Series 2015A
5.00%, 6/01/18	7,655	8,389,727
Series 2015B
5.00%, 6/01/17	11,470	12,152,236
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015
5.00%, 10/01/23	2,650	3,166,777
Hillsborough County School Board COP Series 2015
5.00%, 7/01/26	1,460	1,756,979
Hollywood Community Redevelopment Agency Series 2015
5.00%, 3/01/20-3/01/23	7,205	8,255,216
JEA Electric System Revenue Series 2009G
5.00%, 10/01/19	2,695	3,058,502
JEA Water & Sewer System Revenue Series 2014A
5.00%, 10/01/25	3,060	3,745,991
Lake Ashton II Community Development District Series 2006B
5.00%, 11/01/11 (b)(c)(d)	6,810	1,587,411
Live Oak No 2 Community Development District Series 2010
7.36%, 11/01/20	25	26,249
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013
4.20%, 12/15/25	11,765	11,950,652
Orange County School Board COP Series 2014A
5.00%, 8/01/28-8/01/29	46,355	55,181,322
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (b)(c)(d)	510	255,000

	Principal Amount (000)	U.S. $ Value
Series 2010A-1
6.125%, 5/01/35 (b)	$220	$220,224
Series 2010A-2
6.125%, 5/01/35 (b)	505	505,424
Series 2010B
5.125%, 5/01/17 (b)	590	593,062
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	1,955	1,970,327
Reedy Creek Improvement District Series 2013A
5.00%, 6/01/21	1,820	2,148,328
Sarasota County School Board COP Series 2010B
5.00%, 7/01/18	2,350	2,565,660
South Broward Hospital District Series 2015
5.00%, 5/01/27	3,325	3,930,217
St Lucie County School Board (St Lucie County School Board Sales Tax) AGM Series 2015
5.00%, 10/01/22	3,150	3,723,080
State of Florida Series 2009B
5.00%, 7/01/17	3,245	3,448,429
Series 2012B
5.00%, 7/01/18	8,460	9,295,425
Tampa Bay Water Series 2011A
5.00%, 10/01/23	2,050	2,426,811
Tampa Sports Authority (Tampa Sports Authority Sales Tax) Series 2015
5.00%, 1/01/21	3,490	4,096,736

		392,428,913

Georgia - 3.0%
Athens-Clarke County Unified Government Series 2013
4.00%, 12/01/16	1,410	1,454,260
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2010B
5.00%, 1/01/20-1/01/22	22,650	25,860,180
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,168,254
5.25%, 1/01/20	6,500	7,485,985
5.50%, 1/01/21	7,500	8,940,075
5.75%, 1/01/22-1/01/23	20,000	23,890,390
5.875%, 1/01/24	2,925	3,500,231
Series 2014A
5.00%, 1/01/28	12,250	14,493,465
City of Atlanta GA Series 2015
5.00%, 12/01/18	2,520	2,799,241
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.) Series 2007A

	Principal Amount (000)	U.S. $ Value
5.00%, 3/15/16-3/15/18	$16,860	$17,240,875
Municipal Electric Authority of Georgia Series 2010B
5.00%, 1/01/16-1/01/20	43,950	49,204,371
State of Georgia Series 2009I
5.00%, 7/01/18	14,580	16,034,938
Series 2014A
5.00%, 2/01/17	17,595	18,428,651

		199,500,916

Hawaii - 0.9%
City & County Honolulu HI Wastewater System Revenue Series 2009A
5.00%, 7/01/21-7/01/22	6,900	7,817,838
Series 2010A
5.00%, 7/01/24	16,500	18,865,275
State of Hawaii Series 2015E
5.00%, 10/01/22-10/01/23	28,840	35,219,027

		61,902,140

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015A
5.00%, 7/15/21-7/15/23	6,915	8,121,099

Illinois - 4.7%
City of Chicago IL (Asphalt Operating Services of Chicago LLC) Series 2010
6.125%, 12/01/18	3,465	3,540,849
City of Chicago IL (City of Chicago IL Sales Tax) AGM Series 2005
5.00%, 1/01/16	5,000	5,000,000
County of Du Page IL Series 1993
5.60%, 1/01/21	6,830	7,589,185
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group) NATL Series 1997B
Zero Coupon, 1/01/19 (e)	5,730	6,039,076
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A
5.00%, 11/15/20-11/15/28	4,745	5,495,302
Illinois Municipal Electric Agency Series 2015A
5.00%, 2/01/27-2/01/29	42,820	50,591,616
Illinois State Toll Highway Authority Series 2014A
5.00%, 12/01/20-12/01/22	33,375	39,224,037
Series 2014D
5.00%, 1/01/23	1,065	1,272,345

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority Series 2012B
5.00%, 12/15/20-12/15/26	$17,945	$20,267,419
5.00%, 6/15/23 (Pre-refunded/ETM)	565	682,514
Metropolitan Water Reclamation District of Greater Chicago Series 2015D
5.00%, 12/01/20	8,240	9,555,928
Regional Transportation Authority (Regional Transportation Authority Sales Tax) NATL Series 1994C
7.75%, 6/01/20	870	980,681
NATL Series 2001B
5.50%, 6/01/17	1,025	1,090,416
NATL Series 2006A
5.00%, 7/01/16	5,285	5,399,526
State of Illinois Series 2010
5.00%, 1/01/17-1/01/19	34,160	35,681,377
Series 2012
5.00%, 8/01/21-8/01/25	16,925	18,383,212
Series 2013
5.00%, 7/01/19-7/01/20	12,290	13,273,491
5.50%, 7/01/24	5,405	6,107,704
Series 2013A
5.00%, 4/01/23	4,390	4,851,828
Series 2014
5.00%, 5/01/22-5/01/27	46,045	50,676,024
State of Illinois (State of Illinois Ded Tax) AMBAC Series 1991
6.25%, 12/15/20	1,955	2,148,213
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006
5.50%, 3/01/17 (a)(b)	5,078	1,053,685
Village of Matteson IL Series 2010
8.00%, 12/01/29 (f)	19,775	13,957,195
Will & Kendall Counties Community Consolidated School District 22 Plainfield NATL Series 2007A
5.00%, 1/01/16	7,415	7,415,000

		310,276,623

Indiana - 0.2%
County of Jasper IN (Northern Indiana Public Service Co.) NATL Series 1988B
5.60%, 11/01/16	6,560	6,805,541
Indiana Finance Authority (I-69 Development Partners LLC) Series 2014
5.25%, 9/01/25-9/01/28	2,940	3,399,841

		10,205,382

	Principal Amount (000)	U.S. $ Value
Iowa - 0.2%
Iowa Finance Authority (Iowa Finance Authority SRF) Series 2015
5.00%, 8/01/17-8/01/18	$10,770	$11,686,850

Kentucky - 0.2%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) NATL Series 2007
5.00%, 9/01/16	5,000	5,141,400
Kentucky Turnpike Authority Series 2012A
5.00%, 7/01/26	8,490	10,060,480

		15,201,880

Louisiana - 0.9%
City of Baton Rouge/Parish of East Baton Rouge LA (City of Baton Rouge / Parish of East Baton Rouge LA Sales Tax) Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,736,651
Coves of the Highland County Community Development District Series 2006
5.60%, 11/01/13 (b)(c)(d)(g)	4,025	0
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease) Series 2007
5.25%, 9/15/17	12,050	12,535,856
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2010
5.00%, 10/01/21-10/01/25	8,415	9,651,817
Series 2010A
5.00%, 10/01/23	7,720	8,847,815
Louisiana Office Facilities Corp. (Louisiana Office Facilities Corp. State Lease) Series 2009
5.00%, 3/01/16-3/01/18	9,360	9,750,699
Orange Grove Community Development District Series 2006
5.30%, 11/01/21 (a)(b)	1,695	339,000
St Tammany Parish Finance Authority (Christwood) Series 2015
5.25%, 11/15/29	1,200	1,248,180
State of Louisiana Gasoline & Fuels Tax Revenue Series 2015B
5.00%, 5/01/25	3,250	4,022,168

		57,132,186

Maine - 0.0%
Maine Municipal Bond Bank Series 2014A

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/25	$1,000	$1,182,310

Maryland - 1.8%
County of Anne Arundel MD Series 2013
5.00%, 4/01/20	4,415	5,107,802
State of Maryland Series 20142-C
5.00%, 8/01/21	59,585	71,179,645
Series 2014B
5.00%, 8/01/17-8/01/20	32,380	36,337,871
Washington Suburban Sanitary Commission Series 2014
5.00%, 6/01/17	5,000	5,300,300

		117,925,618

Massachusetts - 1.9%
City of Cambridge MA Series 2015
5.00%, 2/15/18	2,330	2,527,002
Commonwealth of Massachusetts Series 2013A
5.00%, 4/01/18	2,060	2,245,565
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	76,509,036
Series 2014C
5.00%, 8/01/20	1,045	1,216,485
AGM Series 2006C
1.051%, 11/01/19 (e)	1,815	1,854,131
NATL Series 2000E
0.465%, 12/01/30 (h)	7,750	7,151,801
NATL Series 2000F
0.465%, 12/01/30 (h)	6,700	6,182,820
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) Series 2013
5.00%, 6/15/20	1,040	1,207,981
Series 2014
5.00%, 6/15/20	7,170	8,328,098
Massachusetts Health & Educational Facilities Authority (CareGroup, Inc.) Series 2008E-2
5.00%, 7/01/17	4,140	4,388,731
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College) Series 1991N
6.25%, 4/01/20	2,820	3,405,122
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A
5.00%, 8/15/22-8/15/23	10,680	12,951,492

		127,968,264

	Principal Amount (000)	U.S. $ Value
Michigan - 5.3%
City of Detroit MI Sewage Disposal System Revenue Series 2012A
5.00%, 7/01/19-7/01/20	$20,980	$23,385,751
Lake Orion Community School District Series 2016
5.00%, 5/01/24 (i)	2,915	3,517,676
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F
3.40%, 10/01/20	500	515,450
3.60%, 10/01/21	500	522,395
3.80%, 10/01/22	500	529,225
3.875%, 10/01/23	2,000	2,127,060
4.00%, 10/01/24	3,000	3,209,880
4.50%, 10/01/29	12,065	12,965,773
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue) AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	47,426,931
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,305	64,708,926
Michigan Finance Authority (Public Lighting Authority) Series 2014B
5.00%, 7/01/27	4,990	5,744,887
Michigan Finance Authority (State of Michigan Unemployment) Series 2012A
5.00%, 7/01/16	94,115	96,252,352
Series 2012B
5.00%, 7/01/22	10,105	10,361,061
Michigan Finance Authority (Trinity Health Credit Group) Series 2015
5.00%, 12/01/23-12/01/25	13,075	15,947,963
5.50%, 12/01/26-12/01/27	7,220	9,170,341
South Lyon Community Schools Series 2016
5.00%, 5/01/22(i)	3,060	3,606,118
State of Michigan Trunk Line Revenue Series 2009
5.00%, 11/01/19-11/01/23	11,510	13,080,396
Walled Lake Consolidated School District Series 2015
4.00%, 5/01/17	6,070	6,312,921
5.00%, 5/01/20	4,635	5,321,444
Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport) Series 2010C
5.00%, 12/01/17	5,000	5,372,050
Wayne State University Series 2009A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/21-11/15/23	$14,100	$15,884,593

		345,963,193

Minnesota - 1.0%
State of Minnesota Series 2014A
5.00%, 8/01/17	13,830	14,754,259
Series 2014B
4.00%, 8/01/17	14,400	15,138,000
Series 2014E
4.00%, 8/01/17	12,610	13,256,263
Series 2015B
5.00%, 8/01/22	3,745	4,551,598
Series 2015D
5.00%, 8/01/18	12,245	13,497,541
Stillwater Independent School District No 834 Series 2015A
5.00%, 2/01/24	4,190	5,146,870

		66,344,531

Missouri - 0.2%
City of Springfield MO Public Utility Revenue Series 2012
5.00%, 12/01/18-12/01/19	7,290	8,094,639
Missouri Joint Municipal Electric Utility Commission Series 2014
5.00%, 1/01/25	2,630	3,170,333

		11,264,972

Nevada - 3.7%
City of Las Vegas NV Series 2015C
5.00%, 9/01/20-9/01/26	18,590	22,274,755
Clark County School District Series 2008A
5.00%, 6/15/21	5,000	5,465,950
Series 2013B
5.00%, 6/15/17	6,780	7,186,325
Series 2015A
5.00%, 6/15/18	70,485	77,053,497
Series 2015B
5.00%, 6/15/22	17,785	21,267,481
County of Clark Department of Aviation (McCarran Intl Airport) AGM Series 2009C
5.00%, 7/01/24	9,175	10,258,384
County of Clark NV Series 2015A
5.00%, 7/01/18	8,955	9,836,978
AMBAC Series 1992A
6.50%, 6/01/17	1,760	1,899,902
AMBAC Series 2006
5.00%, 11/01/16	16,010	16,596,927
County of Clark NV (County of Clark NV Fuel Tax) Series 2011
5.00%, 7/01/19	8,390	9,469,206

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2007
5.00%, 7/01/16	$1,470	$1,502,737
County of Clark NV (McCarran Intl Airport) Series 2008A
5.25%, 7/01/17	16,695	17,785,183
Las Vegas Valley Water District Series 2015B
4.00%, 12/01/18	4,240	4,589,037
State of Nevada Series 2014A
5.00%, 4/01/21	15,215	17,962,372
Series 2015D
5.00%, 4/01/23	15,300	18,642,285

		241,791,019

New Jersey - 5.3%
New Jersey Economic Development Authority Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM)	4,640	5,387,550
5.50%, 9/01/21 (Pre-refunded/ETM)	990	1,186,723
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	3,031,074
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	1,525	1,741,733
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC) Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,386,695
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2008A
5.00%, 5/01/16	30,310	30,706,152
Series 2011EE
5.00%, 9/01/20	1,720	1,876,881
5.50%, 9/01/21	370	412,532
Series 2011G
5.00%, 9/01/20	290	316,187
Series 2013
5.00%, 3/01/20	13,965	15,143,925
Series 2014P
5.00%, 6/15/20	1,425	1,550,714
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	15,520,901
Series 2015X
5.00%, 6/15/19	10,585	11,401,527
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,597,119
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013
5.00%, 1/01/22	1,075	1,210,181
5.50%, 1/01/26-1/01/27	2,000	2,324,210
New Jersey Environmental Infrastructure Trust Series 2015
5.00%, 9/01/20-9/01/22	23,625	28,147,403
New Jersey Transit Corp.

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 9/15/19-9/15/21	$43,890	$48,871,027
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2006A
5.25%, 12/15/20	3,730	4,127,170
5.50%, 12/15/21	6,155	6,968,691
Series 2011B
5.00%, 6/15/20	1,310	1,426,708
Series 2013A
5.00%, 6/15/20	3,960	4,312,796
New Jersey Turnpike Authority Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,854,362
Series 2014A
5.00%, 1/01/27-1/01/29	75,920	89,884,557
Series 2014C
5.00%, 1/01/24	14,720	17,831,514
AGM Series 2005D-3
5.25%, 1/01/26	14,770	17,945,255
NATL Series 2000B
0.445%, 1/01/30 (h)	19,450	18,061,581

		352,225,168

New York - 13.4%
City of New York NY Series 2007E
5.00%, 8/01/16	4,715	4,838,486
Series 2008C
5.25%, 8/01/16	17,165	17,638,926
Series 2009C
5.00%, 8/01/17-8/01/22	18,190	20,392,801
Series 2010B
5.00%, 8/01/17-8/01/19	18,470	20,481,304
Series 2012A
5.00%, 10/01/16	10,090	10,424,685
Series 2013B
5.00%, 8/01/19	34,575	39,100,176
Series 2013I
5.00%, 8/01/19	7,260	8,210,189
Series 2013J
5.00%, 8/01/19-8/01/20	16,575	18,789,066
Series 2014A
5.00%, 8/01/27	1,130	1,368,012
Series 2015A
5.00%, 8/01/22-8/01/23	12,015	14,492,607
Series 2015B
5.00%, 8/01/23	6,370	7,766,049
Metropolitan Transportation Authority Series 2012D
5.00%, 11/15/16-11/15/28	25,550	27,479,015
Series 2012E
5.00%, 11/15/24	6,055	7,273,750
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	66,749,924
Series 2012H
5.00%, 11/15/26	6,065	7,268,478

	Principal Amount (000)	U.S. $ Value
Series 2013B
5.00%, 11/15/26	$9,505	$11,392,978
Series 2014A
5.00%, 11/15/26-11/15/27	8,245	9,841,052
Series 2014C
5.00%, 11/15/27	5,000	6,005,200
AGC Series 2003B
5.25%, 11/15/20	8,415	9,914,048
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A
5.00%, 11/15/27	4,505	5,357,481
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28	24,765	24,826,417
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A
5.00%, 11/01/22-11/01/25	34,430	40,925,831
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	27,631,683
Series 2012A
5.00%, 8/01/25	12,345	14,833,011
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	66,873,246
Series 2012E
5.00%, 11/01/21	8,545	10,179,231
Series 2015C
5.00%, 11/01/18	2,090	2,316,870
New York State Dormitory Authority (City University of New York State Lease) Series 2008A
5.00%, 7/01/16	14,935	15,271,934
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2009A
5.00%, 7/01/19-7/01/24	25,150	28,387,907
New York State Dormitory Authority (New York University) NATL Series 1998A
6.00%, 7/01/18	2,865	3,213,613
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009G
5.00%, 3/15/19-3/15/21	13,865	15,543,571
Series 2011E
5.00%, 8/15/21	3,880	4,600,904
Series 2012A
5.00%, 12/15/22	20,745	25,088,588
Series 2012B
5.00%, 3/15/21-3/15/22	54,800	65,003,759
Series 2013A
5.00%, 2/15/20	4,635	5,318,848
Series 2014C
5.00%, 3/15/27	2,015	2,422,352
Series 2014E
5.00%, 2/15/17	4,440	4,656,450

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) AMBAC Series 2001B
0.273%, 10/01/36 (h)	$11,425	$10,186,450
XLCA Series 2004A
0.364%, 1/01/39 (h)	10,000	8,892,280
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A
5.00%, 4/01/23	17,940	21,416,772
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2013A
5.00%, 5/01/19	3,055	3,425,266
New York State Thruway Authority (New York State Thruway Authority Service Contract) Series 2009
5.00%, 4/01/17-4/01/18	47,425	50,350,549
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013C
5.00%, 3/15/25-3/15/26	63,625	76,310,262
Series 2013D
5.00%, 3/15/23	32,000	38,853,760
Port Authority of New York & New Jersey Series 2013-178
5.00%, 12/01/28	3,335	3,877,504

		885,191,285

North Carolina - 0.4%
North Carolina Eastern Municipal Power Agency Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,159,305
Series 2009B
5.00%, 1/01/17 (Pre-refunded/ETM)	1,020	1,063,748
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	13,270	15,612,022
North Carolina Municipal Power Agency No. 1 Series 2008C
5.25%, 1/01/17 (Pre-refunded/ETM)	6,240	6,526,104
5.25%, 1/01/17	430	448,886

		25,810,065

Ohio - 3.0%
City of Cleveland OH Airport System Revenue AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,262,749
City of Columbus OH Series 20131
5.00%, 7/01/20	4,580	5,320,494
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F
5.00%, 12/01/19-12/01/24	93,725	108,786,918

	Principal Amount (000)	U.S. $ Value
Hamilton County Convention Facilities Authority (Hamilton County Convention Facilities Authority Lease) Series 2014
5.00%, 12/01/22-12/01/23	$3,440	$4,034,429
State of Ohio Series 2011A
5.00%, 8/01/20-8/01/21	57,430	67,435,991
University of Cincinnati Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,851,081
University of Toledo Series 2010
5.00%, 6/01/21	2,610	2,967,883

		199,659,545

Oklahoma - 0.2%
Comanche County Memorial Hospital Series 2015
5.00%, 7/01/16-7/01/28	10,670	11,495,885
McGee Creek Authority NATL Series 1992
6.00%, 1/01/23	3,360	3,678,696

		15,174,581

Oregon - 0.5%
City of Portland OR Sewer System Revenue Series 2013A
5.00%, 8/01/22	8,685	10,501,294
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A
5.00%, 10/01/24	1,000	1,135,380
Port of Portland OR (Portland Intl Airport) Series 2010-20C
5.00%, 7/01/23	1,405	1,594,029
State of Oregon Department of Administrative Services COP Series 2009D
5.00%, 11/01/21-11/01/23	18,535	20,974,483

		34,205,186

Pennsylvania - 4.4%
Allegheny County Airport Authority (Pittsburgh International Airport) NATL Series 2001B
5.00%, 1/01/18	1,585	1,701,878
Allegheny County Sanitary Authority Series 2015
5.00%, 12/01/23	3,500	4,182,045
Central Bucks School District NATL Series 2007
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,079,990
5.00%, 5/15/16	2,955	3,003,728
City of Philadelphia PA Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/19-7/15/21	$4,495	$5,143,126
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport) Series 2010A
5.00%, 6/15/21	6,225	7,117,416
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	20,227,644
Series 2011A
5.00%, 6/15/16-6/15/19	6,300	6,783,561
Commonwealth of Pennsylvania Series 2010A
5.00%, 2/15/17	4,220	4,420,914
Series 2014
5.00%, 6/15/17-7/01/17	25,140	26,661,030
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment) Series 2012A
5.00%, 1/01/16-7/01/19	23,310	25,573,615
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC) Series 2005A
3.75%, 12/01/40	13,705	14,191,665
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015
5.00%, 6/30/26-12/31/28	51,190	58,447,256
Pennsylvania Turnpike Commission Series 2009B
5.00%, 6/01/16-6/01/20	50,265	54,119,843
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009
5.00%, 9/01/17-9/01/20	31,615	34,775,629
5.125%, 9/01/22	9,080	10,443,362
Southeastern Pennsylvania Transportation Authority Series 2010
5.00%, 3/01/23-3/01/24	12,245	13,869,103

		292,741,805

Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp. Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	11,838,629

Rhode Island - 0.6%
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant) AGC Series 2009A
5.25%, 6/15/17	7,955	8,443,596
Rhode Island Depositors Economic Protection Corp. Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,436,201
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,738,545

	Principal Amount (000)	U.S. $ Value
5.75%, 8/01/19 (Pre-refunded/ETM)	$4,940	$5,448,672
Tobacco Settlement Financing Corp./RI Series 2015A
5.00%, 6/01/21-6/01/23	14,635	16,703,433

		39,770,447

South Carolina - 0.9%
Beaufort County School District/SC Series 2015A
5.00%, 3/01/18	3,210	3,487,055
Kershaw County School District/SC Series 2015
5.00%, 12/01/21	1,185	1,375,536
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015
5.00%, 12/01/22-12/01/27	7,000	8,319,545
South Carolina State Public Service Authority Series 2015A
5.00%, 12/01/24	4,490	5,513,585
Series 2015B
5.00%, 12/01/22-12/01/23	32,645	39,449,752

		58,145,473

Tennessee - 0.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A
5.25%, 9/01/21	2,115	2,454,838

Texas - 11.9%
Aldine Independent School District Series 2013
5.00%, 2/15/17	4,945	5,182,706
Austin Independent School District Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,834,006
Bell County Health Facility Development Corp. Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	1,000	1,098,780
Brownsville Independent School District Series 2013A
5.00%, 2/15/19	4,000	4,470,160
Bryan Independent School District Series 2015B
4.00%, 2/15/18	1,315	1,398,516
Camino Real Regional Mobility Authority Series 2008
5.00%, 2/15/16-2/15/21	25,790	26,167,454
Central Texas Turnpike System Series 2015A
5.00%, 8/15/42	19,480	22,070,645
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,737,571

	Principal Amount (000)	U.S. $ Value
City of Garland TX Series 2010
5.00%, 2/15/24	$3,800	$4,373,838
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,529,118
City of Houston TX Airport System Revenue Series 2009A
5.00%, 7/01/21	2,090	2,298,561
AGM Series 2000P
0.70%, 7/01/30 (h)	1,325	1,218,306
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2015B
5.00%, 7/15/20	6,400	6,862,144
City of Houston TX Combined Utility System Revenue Series 2014C
5.00%, 5/15/23-5/15/28	24,850	29,841,931
City of San Antonio TX Series 2014
5.00%, 2/01/21	3,905	4,598,997
City of San Antonio TX Water System Revenue Series 2011A
5.00%, 5/15/23-5/15/26	21,200	24,378,686
Series 2013E
5.00%, 5/15/25	3,000	3,617,460
City of Waco TX Series 2015
5.00%, 2/01/21	5,505	6,453,842
City Public Service Board of San Antonio TX Series 2008
5.00%, 2/01/21	5,040	5,449,702
Series 2009D
5.00%, 2/01/20	47,315	52,793,131
County of Harris TX Series 2010A
5.00%, 10/01/23-10/01/25	17,725	20,825,634
Series 2014A
5.00%, 10/01/17	4,820	5,170,028
Dallas Independent School District Series 2011
5.00%, 2/15/22	5,165	6,039,589
Dallas/Fort Worth International Airport Series 2012F
5.00%, 11/01/21-11/01/25	17,905	20,617,264
Series 2014A
5.25%, 11/01/28	11,550	13,524,357
El Paso Independent School District Series 2015
5.00%, 8/15/22	3,725	4,500,582
Grand Parkway Transportation Corp. Series 2014A
3.00%, 12/15/16	168,095	171,621,633
Houston Independent School District Series 2014
5.00%, 2/15/17-2/15/18	29,205	31,213,996

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Authority Series 2014A
5.00%, 1/01/21-1/01/24	$16,695	$19,742,595
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	14,500,383
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System) Series 2011D
5.00%, 9/01/24	5,000	5,894,450
5.25%, 9/01/25-9/01/26	35,940	42,788,388
Spring Branch Independent School District Series 2015A
5.00%, 2/01/23-2/01/24	6,715	8,221,162
Series 2015B
5.00%, 2/01/23-2/01/24	10,435	12,773,313
Spring Independent School District Series 2011
5.00%, 8/15/20-8/15/21	8,365	9,726,339
State of Texas Series 2011
5.00%, 10/01/22-10/01/25	47,335	56,329,790
Series 2014
4.00%, 10/01/17	5,400	5,699,214
Series 2014A
5.00%, 10/01/21-10/01/23	25,800	31,376,936
Series 2015A
5.00%, 10/01/23	10,615	13,074,708
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007
5.25%, 11/15/16	595	611,000
Series 2015B-2
3.875%, 11/15/20	2,500	2,518,850
Texas A&M University Series 2009D
5.00%, 5/15/18	2,000	2,186,460
Texas Public Finance Authority (State of Texas Unemployment) Series 2014B
4.00%, 7/01/17-1/01/18	28,250	28,820,177
Texas Transportation Commission State Highway Fund Series 2007
5.00%, 4/01/24 (Pre-refunded/ETM)	8,380	8,819,447
Series 2015
5.00%, 10/01/23	21,840	26,900,765

		783,872,614

Utah - 0.1%
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,547,127

Virginia - 1.7%
County of Fairfax VA Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/17	$6,760	$7,123,080
Series 2015C
3.00%, 10/01/16	13,490	13,743,477
4.00%, 10/01/17	25,985	27,434,183
5.00%, 10/01/18	13,855	15,358,822
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015A
5.00%, 2/01/23	4,245	5,168,033
Series 2015B
5.00%, 9/01/20-9/01/22	35,675	42,372,915

		111,200,510

Washington - 7.8%
Chelan County Public Utility District No. 1 Series 2011A
5.00%, 7/01/20	3,110	3,534,173
Series 2011B
5.00%, 7/01/21	5,000	5,795,400
5.25%, 7/01/22	3,670	4,290,964
City of Seattle WA Series 2014
5.00%, 5/01/17	3,690	3,897,489
County of Cowlitz WA (County of Cowlitz WA Spl Swr) NATL Series 2002
5.50%, 11/01/19	1,435	1,588,459
County of King WA Series 2015
5.00%, 7/01/21-7/01/23	4,770	5,752,217
County of King WA Sewer Revenue Series 2011B
5.00%, 1/01/23	4,415	5,170,892
Energy Northwest (Bonneville Power Administration) Series 2007C
5.00%, 7/01/17	2,625	2,789,955
Series 2012A
5.00%, 7/01/18-7/01/21	92,585	103,752,012
Franklin County School District No. 1 Pasco Series 2015
5.00%, 12/01/23	4,750	5,837,465
Grant County Public Utility District No. 2 Series 2011I
5.00%, 1/01/20-1/01/23	13,725	15,971,697
King County School District No 49 Tahoma Series 2015
5.00%, 12/01/22	2,710	3,290,103
Port of Seattle WA Series 2010B
5.00%, 6/01/22	1,995	2,276,754
Series 2010C
5.00%, 2/01/17	2,590	2,703,313
Series 2015C
5.00%, 4/01/21-4/01/23	3,570	4,178,432
Snohomish County School District No. 2 Everett Series 2014
5.00%, 12/01/21	3,600	4,297,968

	Principal Amount (000)	U.S. $ Value
State of Washington Series 2008C
5.00%, 1/01/17	$3,225	$3,365,288
Series 2009R
5.00%, 1/01/17	6,810	7,106,235
Series 2010R
5.00%, 7/01/20	6,370	7,393,850
Series 2012
5.00%, 7/01/22-7/01/23	27,935	33,763,990
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	27,442,876
Series 2012R-2012D
5.00%, 7/01/17	5,000	5,312,700
Series 2012R-2013A
5.00%, 7/01/17	3,545	3,766,704
Series 2014
4.00%, 7/01/17	17,610	18,451,582
Series 2014R
5.00%, 7/01/17	5,180	5,503,957
Series 20152
5.00%, 7/01/20-7/01/23	54,945	65,456,155
Series 2015A-1
5.00%, 8/01/22-8/01/23	27,765	33,830,481
Series 2015B
5.00%, 2/01/22	4,480	5,374,835
State of Washington (State of Washington Fed Hwy Grant) Series 2012F-1
5.00%, 9/01/21-9/01/23	36,660	43,265,297
Series 2013C
5.00%, 9/01/19	6,060	6,827,196
State of Washington COP Series 2015
5.00%, 7/01/18	3,565	3,897,686
Series 2015C
5.00%, 7/01/21-7/01/23	26,825	32,072,037
Washington Health Care Facilities Authority (MultiCare Health System) Series 2015B
5.00%, 8/15/28-8/15/30	31,550	37,506,490
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2015B
4.375%, 1/01/21 (j)	1,335	1,351,380

		516,816,032

Wisconsin - 0.8%
State of Wisconsin Series 2014-1
5.00%, 5/01/16	3,030	3,075,814
Series 20142
5.00%, 5/01/17	23,330	24,641,846
Series 2014B
5.00%, 5/01/17	3,610	3,812,990
Wisconsin Department of Transportation AGM Series 2005A
5.25%, 7/01/16	9,690	9,920,428
NATL Series 2007I

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/16-7/01/17	$8,885	$9,165,406
WPPI Energy Series 2014A
5.00%, 7/01/29	1,000	1,170,910

		51,787,394

Total Long-Term Municipal Bonds (cost $6,128,617,532)		6,370,589,005

Short-Term Municipal Notes - 0.9%
Alaska - 0.2%
City of Valdez AK (Exxon Mobil Corp.) Series 1993B
0.01%, 12/01/33 (k)	5,700	5,700,000
Series 1993C
0.01%, 12/01/33 (k)	5,475	5,475,000

		11,175,000

Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority (Yale University) Series 2001V-1
0.01%, 7/01/36 (k)	6,260	6,260,000

Louisiana - 0.1%
City of Baton Rouge/Parish of East Baton Rouge LA (Exxon Mobil Corp.) Series 1989
0.01%, 11/01/19 (k)	7,800	7,800,000

Mississippi - 0.2%
County of Jackson MS (Chevron Corp.) Series 1993
0.01%, 6/01/23 (k)	12,500	12,500,000

Texas - 0.3%
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.) Series 2012
0.01%, 5/01/46 (k)	19,300	19,300,000

Total Short-Term Municipal Notes (cost $57,035,000)		57,035,000

Total Municipal Obligations (cost $6,185,652,532)		6,427,624,005

CORPORATES - INVESTMENT GRADE - 1.3%
Financial Institutions - 0.9%
Banking - 0.9%
Capital One Bank USA NA 1.20%, 2/13/17	4,905	4,880,838
JPMorgan Chase & Co.

	Principal Amount (000)	U.S. $ Value
0.924%, 3/01/18 (l)	$2,000	$1,986,104
1.35%, 2/15/17	41,328	41,244,724
3.15%, 7/05/16	3,950	3,990,831
Morgan Stanley Series G
5.45%, 1/09/17	8,860	9,197,105

Total Financial Institutions (cost $61,454,626)		61,299,602

Industrial - 0.4%
Communications - Telecommunications - 0.2%
Verizon Communications, Inc. 2.50%, 9/15/16	14,764	14,879,204
Consumer Non-Cyclical - 0.2%
Becton Dickinson and Co.
0.962%, 6/15/16 (l)	10,000	9,995,330

		24,874,534

Total Corporates - Investment Grade (cost $86,215,879)		86,174,136

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 1/04/16 (cost $8,084,991)	8,085	8,084,991

Total Investments - 98.8% (cost $6,279,953,402) (m)		6,521,883,132
Other assets less liabilities - 1.2%		76,731,786

Net Assets - 100.0%		$6,598,614,918

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$32,500	9/15/20	1.455%	CPI	#	$29,644
Citibank, NA	66,580	12/14/20	1.548%	CPI	#	124,033
JPMorgan Chase Bank, NA	32,500	9/04/20	1.465%	CPI	#	8,539

						$162,216

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$32,000	10/05/22	1.163	SIFMA	*	$109,398
JPMorgan Chase Bank, NA	70,000	10/20/22	1.135	SIFMA	*	427,568

						$536,966

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	Defaulted matured security.
(d)	Non-income producing security.
(e)	Variable rate coupon, rate shown as of December 31, 2015.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Fair valued by the Adviser.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of these securities amounted to $51,693,238 or 0.78% of net assets.
(i)	When-Issued or delayed delivery security.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the market value of this security amounted to $1,351,380 or 0.0% of net assets.
(k)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(l)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(m)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $268,230,000 and gross unrealized depreciation of investments was $(26,300,270), resulting in net unrealized appreciation of $241,929,730.

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.2% and 0.8%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,303,220,562		$67,368,443	^	$6,370,589,005
Short-Term Municipal Notes		– 0	–	57,035,000		– 0	–	57,035,000
Corporates - Investment Grade		– 0	–	86,174,136		– 0	–	86,174,136
Short-Term Investments		– 0	–	8,084,991		– 0	–	8,084,991

Total Investments in Securities		– 0	–	6,454,514,689		67,368,443		6,521,883,132
Other Financial Instruments* :
Assets:
Inflation (CPI) Swaps		– 0	–	162,216		– 0	–	162,216
Interest Rate Swaps		– 0	–	536,966		– 0	–	536,966
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$6,455,213,871		$67,368,443		$6,522,582,314

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/15	$73,165,940		$73,165,940
Accrued discounts/(premiums)	317,964		317,964
Realized gain (loss)	(3,694,601)		(3,694,601)
Change in unrealized appreciation/depreciation	586,521		586,521
Purchases	627,270		627,270
Sales	(3,634,651)		(3,634,651)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$67,368,443		$67,368,443

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(2,942,444)		$(2,942,444)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2015. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/15		Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$	– 0 –	Qualitative Assessment		$0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.5%
Information Technology - 13.4%
Communications Equipment - 0.2%
BYD Electronic International Co., Ltd. (a)	356,500	$190,044
Ciena Corp. (a)	20,220	418,352
CommScope Holding Co., Inc. (a)	7,440	192,622
F5 Networks, Inc. (a)	20,500	1,987,680
Finisar Corp. (a)	30,930	449,722
Palo Alto Networks, Inc. (a)	859	151,304
Polycom, Inc. (a)	31,870	401,243
VTech Holdings Ltd.	29,800	307,968

		4,098,935

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	125,850	6,573,145
Avnet, Inc.	10,040	430,114
CDW Corp./DE	10,600	445,624
Celestica, Inc. (Toronto) (a)	18,870	208,136
China Railway Signal & Communication Corp. Ltd.-Class H (a)(b)	269,200	178,223
Ju Teng International Holdings Ltd.	168,000	79,685
Keysight Technologies, Inc. (a)	15,190	430,333
Largan Precision Co., Ltd.	17,000	1,163,221
Murata Manufacturing Co., Ltd.	7,000	1,007,168
PAX Global Technology Ltd.	316,000	324,206
TTM Technologies, Inc. (a)	30,630	199,401
Vishay Intertechnology, Inc.	40,130	483,567

		11,522,823

Internet Software & Services - 2.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,221	99,231
Alphabet, Inc.-Class A (a)	11,100	8,635,911
Alphabet, Inc.-Class C (a)	23,666	17,959,654
Baidu, Inc. (Sponsored ADR) (a)	6,790	1,283,581
CoStar Group, Inc. (a)	3,330	688,278
eBay, Inc. (a)	241,633	6,640,075
Facebook, Inc.-Class A (a)	164,216	17,186,846
Just Dial Ltd.	6,588	83,480
Moneysupermarket.com Group PLC	86,040	465,441
Pandora Media, Inc. (a)	14,030	188,142
Tencent Holdings Ltd.	117,600	2,305,624
Yandex NV-Class A (a)	8,050	126,546

		55,662,809

IT Services - 2.7%
Amadeus IT Holding SA-Class A	24,450	1,077,624
Amdocs Ltd.	130,966	7,146,814
Booz Allen Hamilton Holding Corp.	14,830	457,505
CGI Group, Inc.-Class A (a)	5,790	231,818
Fiserv, Inc. (a)	78,400	7,170,464
Fujitsu Ltd.	297,000	1,482,362
Genpact Ltd. (a)	8,800	219,824
HCL Technologies Ltd.	53,380	690,773

Company	Shares	U.S. $ Value
Obic Co., Ltd.	8,600	$455,238
QIWI PLC (Sponsored ADR)	7,258	130,281
SCSK Corp.	12,100	486,165
Tata Consultancy Services Ltd.	30,610	1,122,169
Vantiv, Inc.-Class A (a)	12,154	576,343
VeriFone Systems, Inc. (a)	8,934	250,331
Visa, Inc.-Class A	219,200	16,998,960
Wirecard AG	43,080	2,153,354
Worldpay Group PLC (a) (b)	150,112	680,040
Xerox Corp.	1,007,024	10,704,665

		52,034,730

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	51,960	149,125
Advanced Semiconductor Engineering, Inc.	608,000	698,422
Advanced Semiconductor Engineering, Inc. (ADR)	32,330	183,311
Applied Materials, Inc.	709,473	13,245,861
ASML Holding NV	22,130	1,966,284
Cavium, Inc. (a)	5,463	358,974
Chipbond Technology Corp.	19,000	27,317
Cypress Semiconductor Corp. (a)	40,070	393,087
Fairchild Semiconductor International, Inc. (a)	27,070	560,620
Hua Hong Semiconductor Ltd. (a)(b)	148,000	143,330
Infineon Technologies AG	83,870	1,222,716
King Yuan Electronics Co., Ltd.	80,000	52,219
Kinsus Interconnect Technology Corp.	83,000	167,780
Lam Research Corp.	3,490	277,176
Mellanox Technologies Ltd. (a)	3,760	158,446
Novatek Microelectronics Corp.	532,000	2,071,115
ON Semiconductor Corp. (a)	48,838	478,612
Radiant Opto-Electronics Corp.	33,000	75,097
SCREEN Holdings Co., Ltd.	218,000	1,604,639
Sumco Corp.	120,700	910,621
Taiwan Semiconductor Manufacturing Co., Ltd.	460,000	1,984,551
Tokyo Electron Ltd.	11,900	720,959

		27,450,262

Software - 3.3%
ANSYS, Inc. (a)	92,847	8,588,347
Aspen Technology, Inc. (a)	6,933	261,790
Atlassian Corp. PLC-Class A (a)	8,436	253,755
Cadence Design Systems, Inc. (a)	26,487	551,194
Check Point Software Technologies Ltd. (a)	22,750	1,851,395
Constellation Software, Inc./Canada	6,530	2,722,430
Dassault Systemes	24,730	1,976,688
Guidewire Software, Inc. (a)	8,010	481,882
HubSpot, Inc. (a)	7,380	415,568
Microsoft Corp. (c)	460,690	25,559,081
Mobileye NV (a)	76,210	3,222,159
NCSoft Corp.	3,880	699,469
NetSuite, Inc. (a)	5,443	460,587
NICE-Systems Ltd.	10,523	604,649
Nintendo Co., Ltd.	6,400	880,064
Oracle Corp.	185,805	6,787,457
Oracle Corp. Japan	56,800	2,644,608

Company	Shares	U.S. $ Value
Qlik Technologies, Inc. (a)	11,820	$374,221
Sage Group PLC (The)	26,300	233,677
SAP SE	4,377	347,329
ServiceNow, Inc. (a)	42,267	3,658,631
SolarWinds, Inc. (a)	3,524	207,564
Tableau Software, Inc.-Class A (a)	4,539	427,665
Take-Two Interactive Software, Inc. (a)	13,901	484,311
Ultimate Software Group, Inc. (The) (a)	2,772	541,954
Verint Systems, Inc. (a)	6,520	264,451

		64,500,926

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc. (c)	285,047	30,004,047
Hewlett Packard Enterprise Co.	420,000	6,384,000
HP, Inc.	420,000	4,972,800
NCR Corp. (a)	19,420	475,013
Samsung Electronics Co., Ltd.	2,830	3,018,427
Samsung Electronics Co., Ltd. (Preference Shares)	200	184,878

		45,039,165

		260,309,650

Financials - 10.4%
Banks - 5.2%
Associated Banc-Corp.	14,350	269,063
Australia & New Zealand Banking Group Ltd.	11,080	223,592
Axis Bank Ltd.	42,180	284,927
Banca Popolare dell’Emilia Romagna SC	89,310	677,429
Banco Davivienda SA (Preference Shares)	21,980	150,942
Banco do Brasil SA	18,100	67,035
Banco Macro SA (ADR) (a)	2,140	124,377
Bangkok Bank PCL (NVDR)	33,400	140,912
Bank Hapoalim BM	531,670	2,744,481
Bank Mandiri Persero Tbk PT	302,000	200,540
Bank of America Corp.	1,095,852	18,443,189
Bank of Baroda	87,640	205,763
Bank of China Ltd.-Class H	1,455,000	645,603
Bank of Communications Co., Ltd.-Class H	118,000	82,751
Bank of Queensland Ltd.	216,609	2,185,071
BOC Hong Kong Holdings Ltd.	236,500	718,156
China CITIC Bank Corp. Ltd.-Class H (a)	1,506,000	970,636
China Construction Bank Corp.-Class H	124,000	84,586
China Development Financial Holding Corp.	296,000	73,830
Chongqing Rural Commercial Bank Co., Ltd.-Class H	390,000	234,741
Citizens Financial Group, Inc.	310,319	8,127,255
Comerica, Inc.	11,250	470,587
Credicorp Ltd.	4,290	417,503
Danske Bank A/S	116,630	3,129,450
DBS Group Holdings Ltd.	17,400	203,919
DGB Financial Group, Inc. (a)	15,554	132,505
Erste Group Bank AG (a)	32,890	1,029,130
First Niagara Financial Group, Inc.	30,210	327,778
First Republic Bank/CA	7,094	468,630
Fulton Financial Corp.	25,660	333,837
Hang Seng Bank Ltd.	46,000	875,991

Company	Shares	U.S. $ Value
HDFC Bank Ltd. (ADR)	7,070	$435,512
Huntington Bancshares, Inc./OH	46,440	513,626
IBERIABANK Corp.	3,707	204,144
ICICI Bank Ltd.	28,340	111,786
ICICI Bank Ltd. (Sponsored ADR)	1,750	13,703
Industrial & Commercial Bank of China Ltd.-Class H	149,000	89,313
ING Groep NV	163,940	2,218,114
Itausa-Investimentos Itau SA (Preference Shares)	522,000	902,012
Kasikornbank PCL	14,200	58,994
Kasikornbank PCL (NVDR)	25,500	105,993
KB Financial Group, Inc. (a)	88,050	2,480,702
Mitsubishi UFJ Financial Group, Inc.	730,100	4,522,421
OTP Bank PLC	75,730	1,557,112
Punjab National Bank	59,913	104,441
Resona Holdings, Inc.	72,200	350,620
Seven Bank Ltd.	154,100	675,805
Shinhan Financial Group Co., Ltd. (a)	11,580	388,992
Signature Bank/New York NY (a)	3,859	591,855
State Bank of India	15,620	52,855
Sumitomo Mitsui Financial Group, Inc.	51,200	1,932,341
SVB Financial Group (a)	4,369	519,474
Synovus Financial Corp.	10,330	334,485
Texas Capital Bancshares, Inc. (a)	5,600	276,752
UniCredit SpA	457,670	2,530,315
Union Bank of India	26,020	57,846
US Bancorp	257,004	10,966,361
Webster Financial Corp.	9,661	359,293
Wells Fargo & Co.	437,798	23,798,699
Zions Bancorporation	17,460	476,658

		100,674,433

Capital Markets - 0.6%
3i Group PLC	258,610	1,831,944
Affiliated Managers Group, Inc. (a)	2,675	427,358
Amundi SA (a)(b)	13,497	633,358
Azimut Holding SpA	33,480	832,185
Credit Suisse Group AG (REG) (a)	27,432	590,939
E*TRADE Financial Corp. (a)	12,320	365,165
Haitong Securities Co., Ltd.-Class H	19,200	33,670
Lazard Ltd.-Class A	11,357	511,179
Partners Group Holding AG	10,240	3,682,654
Stifel Financial Corp. (a)	7,131	302,069
UBS Group AG	94,281	1,829,001

		11,039,522

Consumer Finance - 1.3%
Capital One Financial Corp.	120,200	8,676,036
Discover Financial Services	169,598	9,093,845
Muthoot Finance Ltd.	15,755	42,516
Samsung Card Co., Ltd. (a)	29,400	769,686
Shriram Transport Finance Co., Ltd.	9,890	128,065
SLM Corp. (a)	35,340	230,417
Synchrony Financial (a)	208,597	6,343,435

		25,284,000

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.5%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	64,100	$175,267
Challenger Ltd./Australia	126,790	799,079
Euronext NV (b)	11,220	575,684
Fubon Financial Holding Co., Ltd.	398,000	541,371
GRENKELEASING AG	2,197	438,276
Haci Omer Sabanci Holding AS	48,870	138,537
IG Group Holdings PLC	36,630	433,059
Markit Ltd. (a)	32,610	983,844
Power Finance Corp. Ltd.	35,590	107,448
Premium Leisure Corp.	5,414,800	73,321
Voya Financial, Inc.	168,077	6,203,722

		10,469,608

Insurance - 2.2%
Admiral Group PLC	66,680	1,629,366
AIA Group Ltd.	428,600	2,560,919
Allstate Corp. (The)	277,431	17,225,691
American Financial Group, Inc./OH	6,040	435,363
Aspen Insurance Holdings Ltd.	10,700	516,810
Assicurazioni Generali SpA	87,230	1,593,403
BB Seguridade Participacoes SA	14,400	88,002
CNO Financial Group, Inc.	26,700	509,703
Direct Line Insurance Group PLC	126,364	757,439
Dongbu Insurance Co., Ltd. (a)	3,400	203,427
Euler Hermes Group	4,676	450,183
First American Financial Corp.	12,720	456,648
Hanover Insurance Group, Inc. (The)	5,090	414,021
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,920	4,367,274
New China Life Insurance Co., Ltd.-Class H	26,200	109,823
NN Group NV	180,289	6,361,119
PICC Property & Casualty Co., Ltd.-Class H	132,000	260,842
Ping An Insurance Group Co. of China Ltd.-Class H	35,000	192,566
Prudential PLC	83,260	1,875,805
Sampo Oyj-Class A	6,530	331,608
StanCorp Financial Group, Inc.	4,160	473,741
T&D Holdings, Inc.	69,500	916,950
Validus Holdings Ltd.	11,020	510,116
Zurich Insurance Group AG (a)	3,160	811,803

		43,052,622

Real Estate Investment Trusts (REITs) - 0.3%
DDR Corp.	18,610	313,392
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	108,090	96,226
GPT Group (The)	188,300	652,120
Gramercy Property Trust, Inc.	66,794	515,653
LTC Properties, Inc.	10,000	431,400
Mid-America Apartment Communities, Inc.	4,040	366,872
Public Storage	16,842	4,171,763
RLJ Lodging Trust	12,320	266,482

		6,813,908

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	767,500	$561,021
China Overseas Land & Investment Ltd.	30,000	104,057
China Resources Land Ltd.	50,000	144,685
CIFI Holdings Group Co., Ltd.	878,000	194,727
Global Logistic Properties Ltd.	1,091,000	1,647,584
Grupo GICSA SA de CV (a)	202,982	191,387
Hongkong Land Holdings Ltd.	86,300	602,614
Huaku Development Co., Ltd.	16,000	28,596
Kaisa Group Holdings Ltd. (a)(d)(e)	204,000	30,797
KWG Property Holding Ltd.	431,000	317,165
MMC Norilsk Nickel PJSC (ADR)	5,120	64,998
Parque Arauco SA	55,910	88,375
Realogy Holdings Corp. (a)	9,110	334,064
SM Prime Holdings, Inc.	109,200	50,217

		4,360,287

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	16,619	363,790
Housing Development Finance Corp., Ltd.	76,130	1,447,693
LIC Housing Finance Ltd.	15,260	117,334

		1,928,817

		203,623,197

Consumer Discretionary - 10.0%
Auto Components - 0.7%
Bridgestone Corp.	36,300	1,245,140
Continental AG	4,900	1,185,358
Dana Holding Corp.	27,220	375,636
Hankook Tire Co., Ltd. (a)	37,430	1,492,923
Lear Corp.	3,540	434,818
Magna International, Inc.-Class A	122,024	4,949,294
Plastic Omnium SA	18,520	588,691
Sumitomo Electric Industries Ltd.	83,800	1,183,325
Tenneco, Inc. (a)	6,460	296,579
Valeo SA	6,660	1,026,803

		12,778,567

Automobiles - 0.6%
Chongqing Changan Automobile Co., Ltd.-Class B	86,900	191,328
Fuji Heavy Industries Ltd.	5,600	230,699
Great Wall Motor Co., Ltd.-Class H	644,500	746,063
Honda Motor Co., Ltd.	56,700	1,812,218
Kia Motors Corp. (a)	18,370	819,118
Mazda Motor Corp.	84,000	1,733,319
Peugeot SA (a)	266,850	4,677,589
Suzuki Motor Corp.	42,200	1,282,196
Tata Motors Ltd. (a)	9,990	59,092
Tata Motors Ltd. (Sponsored ADR) (a)	6,382	188,077
Tata Motors Ltd.-Class A (a)	48,217	210,251
Toyota Motor Corp.	4,500	277,105

		12,227,055

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	9,039	603,805
Estacio Participacoes SA	24,300	85,105

Company	Shares	U.S. $ Value
Grand Canyon Education, Inc. (a)	12,932	$518,832
Kroton Educacional SA	41,500	99,266
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	11,651	365,492
TAL Education Group (ADR) (a)	54,249	2,520,951

		4,193,451

Hotels, Restaurants & Leisure - 1.4%
Betfair Group PLC	4,120	236,888
Bloomin’ Brands, Inc.	26,710	451,132
Buffalo Wild Wings, Inc. (a)	2,160	344,844
Dave & Buster’s Entertainment, Inc. (a)	9,866	411,807
Domino’s Pizza Group PLC	14,280	221,326
Habit Restaurants, Inc. (The)-Class A (a)	10,528	242,776
IMAX China Holding, Inc. (a)(b)	22,300	158,257
McDonald’s Corp.	67,734	8,002,095
Melco International Development Ltd.	446,000	666,296
Merlin Entertainments PLC (b)	88,388	592,646
NagaCorp Ltd.	140,000	88,186
Norwegian Cruise Line Holdings Ltd. (a)	8,954	524,704
Sodexo SA	8,010	782,552
Star Entertainment Grp Ltd. (The)	63,330	232,385
Starbucks Corp.	185,433	11,131,543
Tatts Group Ltd.	399,286	1,267,686
William Hill PLC	72,570	423,525
Wyndham Worldwide Corp.	7,106	516,251
Yum! Brands, Inc.	12,060	880,983

		27,175,882

Household Durables - 0.4%
Auto Trader Group PLC (a)(b)	120,410	785,056
Berkeley Group Holdings PLC	53,530	2,910,078
Even Construtora e Incorporadora SA	51,100	53,007
Helen of Troy Ltd. (a)	3,540	333,645
Meritage Homes Corp. (a)	9,960	338,540
Panasonic Corp.	120,000	1,216,501
PulteGroup, Inc.	27,000	481,140
Skyworth Digital Holdings Ltd.	458,336	297,338
Tempur Sealy International, Inc. (a)	8,963	631,533

		7,046,838

Internet & Catalog Retail - 0.4%
Ctrip.com International Ltd. (ADR) (a)	7,280	337,282
Expedia, Inc.	2,119	263,406
JD.com, Inc. (ADR) (a)	9,049	291,966
Priceline Group, Inc. (The) (a)	5,536	7,058,123
Shutterfly, Inc. (a)	6,000	267,360
Vipshop Holdings Ltd. (ADR) (a)	30,410	464,361

		8,682,498

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	109,600	2,315,533

Company	Shares	U.S. $ Value
Media - 2.3%
AMC Networks, Inc.-Class A (a)	7,389	$551,811
Cable One, Inc.	630	273,206
Comcast Corp.-Class A	235,132	13,268,499
CTS Eventim AG & Co. KGaA	33,825	1,341,141
Liberty Global PLC-Series C (a)	39,382	1,605,604
Naspers Ltd.-Class N	11,999	1,640,075
RELX PLC	25,020	441,250
Rightmove PLC	30,820	1,872,931
Scholastic Corp.	6,670	257,195
Sky PLC	13,650	223,761
Surya Citra Media Tbk PT	203,500	45,377
Thomson Reuters Corp.	61,290	2,321,463
Vivendi SA	198,554	4,264,351
Walt Disney Co. (The) (c)	120,419	12,653,629
Wolters Kluwer NV	86,970	2,920,757
WPP PLC	31,440	723,176

		44,404,226

Multiline Retail - 0.7%
B&M European Value Retail SA	366,252	1,537,177
Big Lots, Inc.	10,320	397,733
Dollar General Corp.	155,538	11,178,516
Lotte Shopping Co., Ltd. (a)	900	177,047
Matahari Department Store Tbk PT	156,500	198,119
Next PLC	2,040	219,036
Poundland Group PLC	103,750	317,673

		14,025,301

Specialty Retail - 2.2%
Caleres, Inc.	9,060	242,989
Card Factory PLC	44,310	238,555
Children’s Place, Inc. (The)	8,210	453,192
Five Below, Inc. (a)	13,680	439,128
GameStop Corp.-Class A	159,190	4,463,688
Home Depot, Inc. (The)	131,300	17,364,425
L Brands, Inc.	40,512	3,881,860
L’Occitane International SA	20,250	39,076
Lithia Motors, Inc.-Class A	4,979	531,110
Michaels Cos., Inc. (The) (a)	14,630	323,469
Murphy USA, Inc. (a)	6,130	372,336
Office Depot, Inc. (a)	54,870	309,467
Ross Stores, Inc.	202,217	10,881,297
Select Comfort Corp. (a)	16,998	363,927
Sports Direct International PLC (a)	78,302	665,418
Tractor Supply Co.	6,013	514,112
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,476	643,060
WH Smith PLC	10,940	284,264

		42,011,373

Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA	16,509	1,181,597
Cie Financiere Richemont SA (Johannesburg)	48,049	345,255
Crocs, Inc. (a)	32,210	329,830
Eclat Textile Co., Ltd.	2,880	39,575
Global Brands Group Holding Ltd. (a)	1,264,000	239,363

Company	Shares	U.S. $ Value
HUGO BOSS AG	15,771	$1,301,250
NIKE, Inc.-Class B	218,600	13,662,500
Pacific Textiles Holdings Ltd.	206,000	317,803
Pou Chen Corp.	406,000	529,798
Samsonite International SA	278,900	837,650
Titan Co., Ltd.	31,325	164,643
Yue Yuen Industrial Holdings Ltd.	198,000	669,457

		19,618,721

		194,479,445

Health Care - 7.7%
Biotechnology - 1.3%
ACADIA Pharmaceuticals, Inc. (a)	4,750	169,338
Alder Biopharmaceuticals, Inc. (a)	5,311	175,422
Anacor Pharmaceuticals, Inc. (a)	2,420	273,387
Biogen, Inc. (a)	30,100	9,221,135
CSL Ltd.	8,370	638,126
DBV Technologies SA (Sponsored ADR) (a)	3,574	129,772
Gilead Sciences, Inc.	140,900	14,257,671
PTC Therapeutics, Inc. (a)	4,634	150,142
Sage Therapeutics, Inc. (a)	3,588	209,180
TESARO, Inc. (a)	3,430	179,458

		25,403,631

Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	8,451	556,498
DexCom, Inc. (a)	6,556	536,936
Essilor International SA	2,200	274,199
Intuitive Surgical, Inc. (a)	16,059	8,770,784
Medtronic PLC	95,555	7,350,091
Nevro Corp. (a)	7,544	509,295
Penumbra, Inc. (a)	2,586	139,153
Sartorius AG (Preference Shares)	2,263	591,342
Sirona Dental Systems, Inc. (a)	4,225	462,933

		19,191,231

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	7,190	449,087
Aetna, Inc.	97,663	10,559,324
Amsurg Corp. (a)	5,220	396,720
Anthem, Inc.	75,092	10,470,828
Bangkok Dusit Medical Services PCL-Class F	33,800	20,946
Diplomat Pharmacy, Inc. (a)	11,297	386,583
LifePoint Health, Inc. (a)	5,820	427,188
McKesson Corp.	33,693	6,645,270
Molina Healthcare, Inc. (a)	4,050	243,527
Premier, Inc.-Class A (a)	11,276	397,705
Ramsay Health Care Ltd.	13,970	686,936
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	107,000	230,629
Sonic Healthcare Ltd.	54,920	711,057
Team Health Holdings, Inc. (a)	8,480	372,187
UnitedHealth Group, Inc.	136,858	16,099,975

Company	Shares	U.S. $ Value
WellCare Health Plans, Inc. (a)	4,760	$372,280

		48,470,242

Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	4,716	1,645,036
ICON PLC (a)	6,252	485,780

		2,130,816

Pharmaceuticals - 2.8%
Akorn, Inc. (a)	12,182	454,510
Aspen Pharmacare Holdings Ltd. (a)	28,900	576,978
GlaxoSmithKline PLC	78,821	1,591,856
GW Pharmaceuticals PLC (ADR) (a)	1,679	116,590
H Lundbeck A/S (a)	22,350	763,147
Johnson & Johnson	129,900	13,343,328
Medicines Co. (The) (a)	5,060	188,940
Merck & Co., Inc.	75,616	3,994,037
Novartis AG	33,060	2,843,797
Novo Nordisk A/S-Class B	80,541	4,663,180
Otsuka Holdings Co., Ltd.	36,300	1,289,700
Pfizer, Inc.	448,402	14,474,416
Recordati SpA	36,100	941,878
Roche Holding AG	15,495	4,293,794
Sanofi	14,280	1,216,967
Shionogi & Co., Ltd.	8,000	361,842
Shire PLC	7,980	547,487
Sun Pharmaceutical Industries Ltd.	34,770	429,563
Teva Pharmaceutical Industries Ltd.	36,116	2,356,239

		54,448,249

		149,644,169

Consumer Staples - 6.8%
Beverages - 1.6%
Dr Pepper Snapple Group, Inc.	129,500	12,069,400
Monster Beverage Corp. (a)	32,904	4,901,380
PepsiCo, Inc.	150,173	15,005,286

		31,976,066

Food & Staples Retailing - 2.4%
7-Eleven Malaysia Holdings Bhd	133,124	47,749
Alimentation Couche-Tard, Inc.-Class B	29,269	1,288,412
Bizim Toptan Satis Magazalari AS	2,720	11,916
Costco Wholesale Corp.	60,720	9,806,280
CP ALL PCL	506,100	552,019
CVS Health Corp.	157,681	15,416,471
Delhaize Group	44,210	4,302,807
Koninklijke Ahold NV	41,479	874,934
Kroger Co. (The)	219,040	9,162,443
Lenta Ltd. (GDR) (a)(b)	69,684	472,610
Loblaw Cos., Ltd.	4,870	229,967
Magnit PJSC (Sponsored GDR) (b)	8,900	357,939
Metro, Inc.	67,260	1,883,105
Olam International Ltd.	813,238	1,042,115

Company	Shares	U.S. $ Value
X5 Retail Group NV (GDR) (a)(b)	16,170	$306,422

		45,755,189

Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	13,568	253,857
Dean Foods Co.	13,965	239,500
Gruma SAB de CV-Class B	81,380	1,144,972
Grupo Lala SAB de CV	317,220	734,035
Ingredion, Inc.	5,460	523,286
JBS SA	260,100	807,175
MHP SA (GDR) (b)	4,630	43,059
Nestle SA	21,780	1,616,843
Salmar ASA	1,152	20,105
Universal Robina Corp.	84,150	332,059
WH Group Ltd. (a)(b)	2,690,500	1,493,994

		7,208,885

Household Products - 0.4%
Henkel AG & Co. KGaA	5,097	487,541
Kimberly-Clark Corp.	40,138	5,109,567
LG Household & Health Care Ltd.	200	177,597
Reckitt Benckiser Group PLC	24,069	2,227,015

		8,001,720

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	91,900	8,092,714
Hengan International Group Co., Ltd.	95,500	896,566
L’Oreal SA	1,540	259,036
Unilever PLC	10,133	434,626

		9,682,942

Tobacco - 1.5%
Altria Group, Inc.	316,843	18,443,431
British American Tobacco PLC	101,580	5,641,143
Imperial Tobacco Group PLC	83,500	4,410,271
ITC Ltd.	51,280	254,228
Japan Tobacco, Inc.	38,200	1,402,465

		30,151,538

		132,776,340

Industrials - 6.4%
Aerospace & Defense - 2.1%
Airbus Group SE	12,250	825,494
Hexcel Corp.	13,811	641,521
L-3 Communications Holdings, Inc.	94,188	11,256,408
Northrop Grumman Corp.	70,625	13,334,706
QinetiQ Group PLC	123,920	493,909
Rockwell Collins, Inc.	33,077	3,053,007
Safran SA	50,180	3,447,504
Spirit AeroSystems Holdings, Inc.-Class A (a)	6,860	343,480
TransDigm Group, Inc. (a)	2,127	485,913
United Technologies Corp.	63,142	6,066,052
Zodiac Aerospace	55,079	1,311,448

		41,259,442

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.0%
bpost SA	16,314	$400,303
Expeditors International of Washington, Inc.	8,348	376,495

		776,798

Airlines - 1.2%
Delta Air Lines, Inc.	170,292	8,632,101
International Consolidated Airlines Group SA	236,460	2,126,027
Japan Airlines Co., Ltd.	103,500	3,704,563
JetBlue Airways Corp. (a)	188,365	4,266,467
Qantas Airways Ltd. (a)	741,844	2,198,878
Ryanair Holdings PLC (Sponsored ADR)	17,018	1,471,376
Turk Hava Yollari AO (a)	49,935	126,306

		22,525,718

Building Products - 0.0%
Lennox International, Inc.	3,270	408,423

Commercial Services & Supplies - 0.2%
APR Energy PLC (a)	111,074	284,917
Babcock International Group PLC	107,983	1,615,981
Berendsen PLC	19,110	302,950
Regus PLC	211,969	1,041,525

		3,245,373

Construction & Engineering - 0.1%
AECOM (a)	17,052	512,072
China Machinery Engineering Corp.-Class H	126,000	91,935
China Railway Group Ltd.-Class H	243,000	183,890
Daelim Industrial Co., Ltd. (a)	4,580	258,613
EMCOR Group, Inc.	8,950	429,958
Granite Construction, Inc.	12,130	520,498
Hyundai Engineering & Construction Co., Ltd. (a)	4,290	102,987
IRB Infrastructure Developers Ltd.	54,200	198,820
Quanta Services, Inc. (a)	16,070	325,417

		2,624,190

Electrical Equipment - 0.1%
AMETEK, Inc.	8,096	433,865
Regal Beloit Corp.	7,110	416,077

		849,942

Industrial Conglomerates - 0.9%
Bidvest Group Ltd. (The)	11,720	248,759
Carlisle Cos., Inc.	6,201	549,967
Danaher Corp. (c)	150,057	13,937,294
Jardine Strategic Holdings Ltd.	23,200	632,374
Rheinmetall AG	12,790	850,175
SM Investments Corp.	8,743	159,713

		16,378,282

Machinery - 0.7%
Hoshizaki Electric Co., Ltd.	13,400	833,015
IDEX Corp.	7,968	610,429
IHI Corp.	300,000	828,149
ITT Corp.	236,196	8,578,639

Company	Shares	U.S. $ Value
JTEKT Corp.	81,900	$1,340,546
KION Group AG (a)	8,700	431,413
Lincoln Electric Holdings, Inc.	7,842	406,921
Middleby Corp. (The) (a)	4,566	492,534
Oshkosh Corp.	10,260	400,550
Valmont Industries, Inc.	1,255	133,055
Wabtec Corp./DE	2,614	185,908

		14,241,159

Marine - 0.0%
Kirby Corp. (a)	8,507	447,638

Professional Services - 0.5%
51job, Inc. (ADR) (a)	4,912	144,707
Adecco SA (REG) (a)	32,770	2,242,867
Bureau Veritas SA	90,282	1,799,446
Capita PLC	108,266	1,926,323
Experian PLC	38,590	682,055
Robert Half International, Inc.	10,498	494,876
Teleperformance	16,471	1,385,004

		8,675,278

Road & Rail - 0.5%
CAR, Inc. (a)	182,000	299,908
Central Japan Railway Co.	19,800	3,515,171
Genesee & Wyoming, Inc.-Class A (a)	7,621	409,171
Globaltrans Investment PLC (Sponsored GDR) (a)(b)	14,858	67,603
Ryder System, Inc.	6,530	371,100
Union Pacific Corp.	67,700	5,294,140

		9,957,093

Trading Companies & Distributors - 0.1%
Brenntag AG	13,040	679,485
Bunzl PLC	14,790	410,338
MRC Global, Inc. (a)	35,140	453,306
United Rentals, Inc. (a)	6,040	438,142
Watsco, Inc.	4,010	469,691
WESCO International, Inc. (a)	6,460	282,173

		2,733,135

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SAB de CV-Class B	74,370	656,943

		124,779,414

Materials - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	11,060	338,878
Arkema SA	14,298	1,000,840
CF Industries Holdings, Inc.	286,041	11,673,333
Chr Hansen Holding A/S	33,780	2,112,951
Covestro AG (a)(b)	20,396	745,532
Croda International PLC	4,940	221,336
Essentra PLC	146,344	1,783,949

Company	Shares	U.S. $ Value
Fufeng Group Ltd.	78,000	$35,081
Givaudan SA (a)	810	1,470,118
Huntsman Corp.	26,910	305,967
Incitec Pivot Ltd.	181,456	518,499
JSR Corp.	50,700	790,126
Koninklijke DSM NV	17,197	862,351
LG Chem Ltd. (a)	1,450	400,321
Lotte Chemical Corp. (a)	6,150	1,254,890
LyondellBasell Industries NV-Class A	136,706	11,879,751
PolyOne Corp.	15,734	499,712
Sherwin-Williams Co. (The)	29,299	7,606,020

		43,499,655

Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	13,812	44,814
Grasim Industries Ltd. (GDR) (b)	1,810	102,477
Martin Marietta Materials, Inc.	2,632	359,479

		506,770

Containers & Packaging - 1.0%
Amcor Ltd./Australia	20,860	202,660
Avery Dennison Corp.	4,890	306,407
Ball Corp.	144,886	10,537,559
Graphic Packaging Holding Co.	20,600	264,298
Sealed Air Corp.	160,511	7,158,790

		18,469,714

Metals & Mining - 0.0%
Novolipetsk Steel OJSC (GDR) (b)	24,230	206,204
Severstal PAO (GDR) (b)	9,740	81,377
Steel Dynamics, Inc.	14,820	264,833

		552,414

Paper & Forest Products - 0.1%
Mondi PLC	36,885	722,973
Nine Dragons Paper Holdings Ltd.	805,000	472,714

		1,195,687

		64,224,240

Energy - 2.5%
Energy Equipment & Services - 0.3%
Oceaneering International, Inc.	7,711	289,317
RPC, Inc.	27,400	327,430
Schlumberger Ltd. (c)	85,100	5,935,725

		6,552,472

Oil, Gas & Consumable Fuels - 2.2%
BG Group PLC	117,518	1,703,522
Concho Resources, Inc. (a)	3,281	304,674
Cosan SA Industria e Comercio	15,200	96,280
EOG Resources, Inc.	123,755	8,760,616
Gazprom PAO (Sponsored ADR)	31,290	114,834
Hess Corp.	120,437	5,838,786
JX Holdings, Inc.	1,109,600	4,657,080

Company	Shares	U.S. $ Value
KazMunaiGas Exploration Production JSC (GDR) (b)	8,050	$59,892
LUKOIL PJSC (Sponsored ADR)	24,631	797,339
LUKOIL PJSC (London) (Sponsored ADR)	40,679	1,321,457
Murphy Oil Corp.	257,346	5,777,418
Petroleo Brasileiro SA (Preference Shares) (a)	46,600	78,001
Petronet LNG Ltd.	71,010	273,982
QEP Resources, Inc.	31,590	423,306
Royal Dutch Shell PLC-Class B	25,389	578,639
SM Energy Co.	14,080	276,813
Tatneft PAO (Sponsored ADR)	6,980	184,551
TOTAL SA	52,782	2,366,289
Valero Energy Corp.	98,505	6,965,288
Woodside Petroleum Ltd.	64,480	1,343,374

		41,922,141

		48,474,613

Utilities - 1.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	135,884	7,917,961
Edison International	142,329	8,427,300
EDP-Energias de Portugal SA	611,980	2,205,172
Electricite de France SA	72,900	1,073,633
Korea Electric Power Corp. (a)	4,930	208,870
PNM Resources, Inc.	17,120	523,358
PPL Corp.	282,350	9,636,606
Westar Energy, Inc.	10,620	450,394

		30,443,294

Gas Utilities - 0.0%
Southwest Gas Corp.	8,000	441,280

Independent Power and Renewable Electricity Producers - 0.1%
Huadian Power International Corp., Ltd.-Class H	424,000	274,903
Huaneng Power International, Inc.-Class H	1,922,000	1,648,252
NTPC Ltd.	87,170	190,837
TerraForm Global, Inc.	82,108	458,984

		2,572,976

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	25,100	119,540
Cia de Saneamento de Minas Gerais-COPASA	13,100	51,364

		170,904

		33,628,454

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,214,249	2,672,999
BT Group PLC	326,350	2,266,035
HKT Trust & HKT Ltd.-Class SS	501,000	639,983
Nippon Telegraph & Telephone Corp.	168,900	6,721,901
Singapore Telecommunications Ltd.	206,200	538,986
Telefonica Brasil SA (Preference Shares)	87,748	789,379
Telenor ASA	36,620	610,403
Telstra Corp., Ltd.	71,840	291,936

Company	Shares	U.S. $ Value
Verizon Communications, Inc.	135,316	$6,254,305

		20,785,927

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	64,000	720,390
Tower Bersama Infrastructure Tbk PT (a)	1,747,400	739,181
Vodafone Group PLC	662,266	2,147,574

		3,607,145

		24,393,072

Total Common Stocks (cost $1,079,814,638)		1,236,332,594

INVESTMENT COMPANIES - 7.4%
Funds and Investment Trusts - 7.4%
AB Pooling Portfolio-Multi-Asset Real Return Portfolio (f)	21,305,396	120,375,490
iShares Core MSCI Emerging Markets ETF JDR	614,401	24,201,256

Total Investment Companies (cost $199,124,369)		144,576,746

WARRANTS - 0.0%
Industrials - 0.0%
Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG, expiring 7/31/17 (a)	108,690	40,255

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd., expiring 10/14/16 (a)	24,750	623

Total Warrants (cost $40,662)		40,878

SHORT-TERM INVESTMENTS - 29.0%
Investment Companies - 28.8%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.30% (f)(g) (cost $562,010,351)	562,010,351	562,010,351

	Principal Amount (000)
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill Zero Coupon, 1/07/16 (cost $3,999,917)	$4,000	3,999,917

Total Short-Term Investments (cost $566,010,268)		566,010,268

U.S. $ Value
Total Investments - 99.9% (cost $1,844,989,937) (h)	$1,946,960,486
Other assets less liabilities - 0.1%	1,405,776

Net Assets - 100.0%	$1,948,366,262

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	27	March 2016	$2,498,615	$2,496,594	$(2,021)
10 Yr Canadian Bond Futures	1,013	March 2016	101,194,518	103,218,089	2,023,571
EURO STOXX 50 Futures	3,464	March 2016	120,084,915	123,550,933	3,466,018
Long GILT Futures	91	March 2016	15,739,489	15,664,953	(74,536)
Mini MSCI EAFE Futures	59	March 2016	4,984,909	5,009,690	24,781
Mini MSCI Emerging Market Futures	25	March 2016	989,023	984,375	(4,648)
TOPIX Index Futures	920	March 2016	121,554,714	118,449,187	(3,105,527)
U.S. Long Bond (CBT) Futures	3	March 2016	460,715	461,250	535
U.S. T-Note 5 Yr (CBT) Futures	59	March 2016	6,997,571	6,980,898	(16,673)
U.S. T-Note 10 Yr (CBT) Futures	1,371	March 2016	173,005,092	172,617,469	(387,623)
U.S. Ultra Bond (CBT) Futures	382	March 2016	60,147,659	60,618,625	470,966
Sold Contracts
10 Yr Japan Bond (OSE) Futures	12	March 2016	14,850,801	14,879,820	(29,019)
EURO-BOBL Futures	292	March 2016	41,842,374	41,465,634	376,740
EURO-BUND Futures	204	March 2016	35,515,585	35,010,384	505,201
EURO BUXL 30 Yr Bond Futures	93	March 2016	15,342,308	15,301,655	40,653
FTSE 100 Index Futures	813	March 2016	70,688,479	74,284,556	(3,596,077)
Hang Seng Index Futures	245	January 2016	35,193,782	34,631,712	562,070
Russell 2000 Mini Futures	64	March 2016	7,368,028	7,241,600	126,428
S&P 500 E Mini Index Futures	555	March 2016	56,905,078	56,482,350	422,728
S&P Mid 400 E Mini Futures	41	March 2016	5,730,169	5,713,350	16,819
SPI 200 Futures	733	March 2016	65,664,996	70,198,961	(4,533,965)

					$(3,713,579)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	6,046	USD	4,590	2/18/16	$220,181
Bank of America, NA	USD	4,871	AUD	6,853	2/18/16	112,162
Bank of America, NA	USD	2,497	CHF	2,505	2/18/16	8,421
Bank of America, NA	USD	10,226	SEK	87,944	2/18/16	205,413
Barclays Bank PLC	CNY	30,707	USD	4,784	2/18/16	115,431
Barclays Bank PLC	ILS	19,143	USD	4,904	2/18/16	(19,555)
Barclays Bank PLC	SEK	34,340	USD	4,023	2/18/16	(50,041)
Barclays Bank PLC	USD	624	TWD	20,579	2/18/16	(912)
BNP Paribas SA	AUD	3,956	USD	2,836	2/18/16	(40,584)
BNP Paribas SA	ILS	16,737	USD	4,315	2/18/16	10,377
BNP Paribas SA	JPY	1,133,010	USD	9,344	2/18/16	(91,204)
BNP Paribas SA	USD	8,288	EUR	7,560	2/18/16	(63,227)
Brown Brothers Harriman & Co.	AUD	3,740	USD	2,661	2/18/16	(58,456)
Citibank	USD	4,218	JPY	517,010	2/18/16	87,042
Citibank	USD	3,532	NOK	30,472	2/18/16	(91,394)
Credit Suisse International	AUD	60,753	USD	42,479	2/18/16	(1,695,900)
Credit Suisse International	NOK	30,472	USD	3,512	2/18/16	71,394
Deutsche Bank AG	EUR	1,967	USD	2,150	2/18/16	10,140
Deutsche Bank AG	MXN	26,411	USD	1,514	2/18/16	(13,284)
Deutsche Bank AG	USD	5,746	CHF	5,653	2/18/16	(91,970)
Deutsche Bank AG	USD	5,426	GBP	3,616	2/18/16	(94,347)
Deutsche Bank AG	USD	1,334	ILS	5,188	2/18/16	423
Deutsche Bank AG	USD	2,484	JPY	298,841	2/18/16	4,583
Goldman Sachs Bank USA	BRL	3,212	USD	823	1/05/16	10,697
Goldman Sachs Bank USA	USD	820	BRL	3,212	1/05/16	(8,554)
Goldman Sachs Bank USA	USD	1,066	KRW	1,261,667	2/18/16	6,265
HSBC Bank USA	AUD	65,700	USD	46,087	2/18/16	(1,683,862)
HSBC Bank USA	GBP	11,122	USD	16,936	2/18/16	537,961
HSBC Bank USA	HKD	27,933	USD	3,606	2/18/16	17
HSBC Bank USA	KRW	1,495,246	USD	1,270	2/18/16	(448)
HSBC Bank USA	USD	8,179	AUD	11,356	2/18/16	78,388
JPMorgan Chase Bank	USD	3,319	CHF	3,364	2/18/16	45,636
JPMorgan Chase Bank	USD	2,811	HKD	21,780	2/18/16	584
JPMorgan Chase Bank	USD	2,729	JPY	330,280	2/18/16	21,202
Morgan Stanley & Co., Inc.	CAD	1,969	USD	1,476	2/18/16	53,173
Morgan Stanley & Co., Inc.	EUR	3,912	USD	4,340	2/18/16	84,012
Morgan Stanley & Co., Inc.	EUR	6,493	USD	6,913	2/18/16	(150,695)
Morgan Stanley & Co., Inc.	GBP	1,148	USD	1,742	2/18/16	49,682
Morgan Stanley & Co., Inc.	USD	9,949	GBP	6,688	2/18/16	(88,713)
Royal Bank of Canada	CHF	644	USD	653	2/18/16	8,425
Royal Bank of Canada	USD	1,760	CAD	2,440	2/18/16	3,998
Royal Bank of Scotland PLC	JPY	612,230	USD	5,034	2/18/16	(63,886)
Royal Bank of Scotland PLC	KRW	3,651,987	USD	3,195	2/18/16	91,343
Royal Bank of Scotland PLC	TWD	46,712	USD	1,437	2/18/16	21,997
Royal Bank of Scotland PLC	USD	938	CNY	6,074	2/18/16	(14,793)
Standard Chartered Bank	BRL	2,382	USD	610	1/05/16	7,933
Standard Chartered Bank	USD	600	BRL	2,382	1/05/16	2,387
Standard Chartered Bank	BRL	2,382	USD	593	2/02/16	(2,816)
Standard Chartered Bank	CHF	1,537	USD	1,550	2/18/16	12,856
Standard Chartered Bank	CNY	21,849	USD	3,377	2/18/16	55,559
Standard Chartered Bank	JPY	117,667	USD	978	2/18/16	(2,212)
Standard Chartered Bank	USD	2,702	AUD	3,711	2/18/16	(3,660)
Standard Chartered Bank	USD	3,979	CNY	26,196	2/18/16	4,109
Standard Chartered Bank	USD	2,172	INR	145,122	2/18/16	7,122
Standard Chartered Bank	USD	113,170	JPY	13,744,168	2/18/16	1,282,949
State Street Bank & Trust Co.	CHF	5,001	USD	5,041	2/18/16	39,040
State Street Bank & Trust Co.	EUR	64,381	USD	70,158	2/18/16	116,084
State Street Bank & Trust Co.	HKD	32,024	USD	4,132	2/18/16	(1,170)
State Street Bank & Trust Co.	USD	1,311	AUD	1,843	2/18/16	28,786
State Street Bank & Trust Co.	USD	2,171	CAD	3,026	2/18/16	16,356

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,378	CHF	1,367	2/18/16	$(10,675)
State Street Bank & Trust Co.	USD	10,450	EUR	9,588	2/18/16	(18,822)
State Street Bank & Trust Co.	USD	3,490	JPY	428,065	2/18/16	74,317
State Street Bank & Trust Co.	USD	431	NOK	3,789	2/18/16	(2,955)
State Street Bank & Trust Co.	USD	2,415	SEK	20,286	2/18/16	(8,455)
UBS AG	BRL	5,594	USD	1,494	1/05/16	79,860
UBS AG	USD	1,433	BRL	5,594	1/05/16	(18,630)
UBS AG	EUR	1,331	USD	1,460	2/18/16	11,466
UBS AG	EUR	754	USD	820	2/18/16	(484)
UBS AG	HKD	6,354	USD	820	2/18/16	(37)
UBS AG	USD	2,073	CHF	2,038	2/18/16	(34,929)
UBS AG	USD	15,152	GBP	9,895	2/18/16	(563,600)

						$(1,392,499)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $7,683,703 or 0.4% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $205,138,764 and gross unrealized depreciation of investments was $(103,168,215), resulting in net unrealized appreciation of $101,970,549.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$224,502,066		$35,807,584		$	– 0	–	$260,309,650
Financials	131,712,717		71,879,683			30,797		203,623,197
Consumer Discretionary	142,762,683		51,716,762			– 0	–	194,479,445
Health Care	123,560,812		26,083,357			– 0	–	149,644,169
Consumer Staples	104,964,777		27,811,563			– 0	–	132,776,340
Industrials	88,083,540		36,695,874			– 0	–	124,779,414
Materials	51,985,373		12,238,867			– 0	–	64,224,240
Energy	36,580,107		11,894,506			– 0	–	48,474,613
Utilities	27,855,883		5,772,571			– 0	–	33,628,454
Telecommunication Services	6,894,288		17,498,784			– 0	–	24,393,072
Investment Companies	144,576,746		– 0	–		– 0	–	144,576,746
Warrants	623		40,255			– 0	–	40,878
Short-Term Investments:
Investment Companies	562,010,351		– 0	–		– 0	–	562,010,351
U.S. Treasury Bills	– 0	–	3,999,917			– 0	–	3,999,917

Total Investments in Securities	1,645,489,966		301,439,723			30,797		1,946,960,486
Other Financial Instruments* :
Assets:
Futures	4,008,422		4,028,088			– 0	–	8,036,510
Forward Currency Exchange Contracts	– 0	–	3,597,771			– 0	–	3,597,771
Liabilities:
Futures	(514,520)		(11,235,569)			– 0	–	(11,750,089)
Forward Currency Exchange Contracts	– 0	–	(4,990,270)			– 0	–	(4,990,270)

Total^	$1,648,983,868		$292,839,743			$30,797		$1,941,854,408

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/15	$34,440		$34,440
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(3,643)		(3,643)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$30,797		$30,797

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(3,643)		$(3,643)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 21.9%
Australia - 0.6%
Australia Government Bond Series 142
4.25%, 4/21/26(a)	AUD	7,045	$5,751,695
Series 144
3.75%, 4/21/37(a)		1,405	1,070,780

			6,822,475

Belgium - 0.1%
Belgium Government Bond Series 71
3.75%, 6/22/45 (a)	EUR	510	764,246
Series 74
0.80%, 6/22/25 (a)		770	823,931

			1,588,177

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/25	BRL	2,101	378,962
Series NTNF
10.00%, 1/01/17		9,535	2,291,804

			2,670,766

France - 0.5%
France Government Bond OAT
0.50%, 5/25/25 (a)	EUR	2,210	2,314,074
2.50%, 5/25/30 (a)		597	734,448
3.25%, 10/25/21 (a)		220	280,789
4.50%, 4/25/41 (a)		735	1,212,473
French Treasury Note BTAN
2.50%, 7/25/16 (a)		495	546,484

			5,088,268

Germany - 1.8%
Bundesrepublik Deutschland
0.50%, 2/15/25 (a)		8,166	8,814,062
1.00%, 8/15/25 (a)		6,090	6,845,586
Series 00
5.50%, 1/04/31 (a)		875	1,532,752
6.25%, 1/04/30 (a)		1,370	2,519,152

			19,711,552

Ireland - 0.5%
Ireland Government Bond
2.40%, 5/15/30 (a)		1,255	1,489,129
3.40%, 3/18/24 (a)		1,245	1,610,128
5.40%, 3/13/25		1,883	2,799,380

			5,898,637

	Principal Amount (000)		U.S. $ Value
Italy - 0.9%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22	EUR	2,411	$2,680,999
3.75%, 3/01/21-5/01/21		2,322	2,918,942
4.00%, 9/01/20		111	139,669
4.50%, 5/01/23		550	737,174
5.50%, 11/01/22		2,390	3,347,148

			9,823,932

Japan - 1.6%
Japan Government Five Year Bond Series 100
0.30%, 9/20/16	JPY	143,350	1,195,484
Japan Government Thirty Year Bond Series 30
2.30%, 3/20/39		37,900	391,815
Series 36
2.00%, 3/20/42		199,900	1,962,162
Japan Government Twenty Year Bond Series 112
2.10%, 6/20/29		241,750	2,429,447
Series 128
1.90%, 6/20/31		169,750	1,672,785
Series 143
1.60%, 3/20/33		176,850	1,665,843
Series 144
1.50%, 3/20/33		114,300	1,061,313
Series 150
1.40%, 9/20/34		515,900	4,662,994
Japan Government Two Year Bond Series 349
0.10%, 2/15/17		384,300	3,202,676

			18,244,519

Mexico - 0.5%
Mexican Bonos Series M
7.75%, 11/13/42	MXN	10,578	670,671
Series M 20
10.00%, 12/05/24		66,855	4,883,233

			5,553,904

New Zealand - 0.1%
New Zealand Government Bond Series 423
5.50%, 4/15/23 (a)	NZD	1,465	1,148,971

Poland - 0.1%
Poland Government Bond Series 1021
5.75%, 10/25/21	PLN	4,335	1,301,500

Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT 2.875%, 10/15/25 (a)	EUR	2,266	2,535,583

Singapore - 0.0%
Singapore Government Bond

	Principal Amount (000)		U.S. $ Value
3.375%, 9/01/33	SGD	341	$254,820

South Africa - 0.0%
South Africa Government Bond Series R213
7.00%, 2/28/31	ZAR	4,540	223,777

Spain - 0.4%
Spain Government Bond
4.20%, 1/31/37 (a)	EUR	1,125	1,502,812
4.70%, 7/30/41 (a)		1,650	2,368,175

			3,870,987

Sweden - 0.1%
Sweden Government Bond Series 1054
3.50%, 6/01/22	SEK	7,085	991,092

United Kingdom - 1.6%
United Kingdom Gilt
1.75%, 7/22/19-9/07/22 (a)		1,939	2,895,933
2.25%, 9/07/23 (a)		1,420	2,166,531
3.25%, 1/22/44 (a)		890	1,460,312
3.75%, 9/07/19 (a)		1,752	2,832,700
4.25%, 6/07/32-12/07/46 (a)		2,495	4,640,624
4.50%, 12/07/42 (a)		175	349,767
5.00%, 3/07/25 (a)		2,010	3,755,172

			18,101,039

United States - 12.7%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	475	426,542
3.00%, 11/15/44-11/15/45		4,196	4,181,737
3.125%, 8/15/44		6,491	6,633,750
3.625%, 8/15/43		4,523	5,093,402
4.50%, 2/15/36		995	1,275,667
4.625%, 2/15/40		2,560	3,334,500
6.25%, 5/15/30		2,004	2,906,157
U.S. Treasury Notes
0.50%, 9/30/16		17,715	17,686,421
0.875%, 4/30/17		3,680	3,678,418
1.00%, 3/15/18 (b)		5,245	5,226,763
1.00%, 5/31/18		3,645	3,626,349
1.125%, 12/31/19		14,191	13,921,598
1.25%, 1/31/20		5,545	5,459,657
1.375%, 4/30/20-10/31/20		12,180	11,988,807
1.50%, 6/30/16-2/28/19		3,519	3,533,739
1.75%, 9/30/19		13,202	13,291,118
2.125%, 6/30/21		11,490	11,634,521
2.25%, 11/15/25		2,510	2,504,410
2.375%, 8/15/24		7,323	7,399,581
2.50%, 5/15/24		610	623,320
2.625%, 8/15/20		5,000	5,193,945
2.75%, 2/15/24		3,056	3,183,239

	Principal Amount (000)		U.S. $ Value
4.50%, 5/15/17	U.S.$	10,094	$10,578,593

			143,382,234

Total Governments - Treasuries (cost $251,931,294)			247,212,233

	Shares
INVESTMENT COMPANIES - 16.5%
Funds and Investment Trusts - 16.5%
AB Pooling Portfolios-AB Multi-Asset Real Return Portfolio (c)		6,385,946	36,080,596
iShares Core MSCI Emerging Markets ETF JDR		372,665	14,679,275
SPDR S&P 500 ETF Trust		662,090	134,993,530

Total Investment Companies (cost $201,760,389)			185,753,401

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 13.9%
Industrial - 8.6%
Basic - 0.6%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	U.S.$	580	566,971
Barrick Gold Corp.
4.10%, 5/01/23		77	66,055
Braskem Finance Ltd.
6.45%, 2/03/24		770	662,200
Eastman Chemical Co.
3.80%, 3/15/25		365	353,478
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		155	99,975
Freeport-McMoRan, Inc.
2.30%, 11/14/17		158	134,695
Glencore Funding LLC
2.125%, 4/16/18 (a)		549	487,867
4.00%, 4/16/25 (a)		450	312,750
4.125%, 5/30/23 (a)		265	195,441
International Paper Co.
3.65%, 6/15/24		870	850,906
3.80%, 1/15/26		263	259,119
5.15%, 5/15/46		197	187,422
LyondellBasell Industries NV
5.00%, 4/15/19		610	648,918
5.75%, 4/15/24		685	754,654
Mosaic Co. (The)
5.625%, 11/15/43		465	445,701
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		756	686,260

			6,712,412

Capital Goods - 0.4%
Caterpillar Financial Services Corp.

	Principal Amount (000)		U.S. $ Value
2.625%, 3/01/23	U.S.$	330	$318,270
DH Europe Finance SA
1.70%, 1/04/22	EUR	473	526,878
General Dynamics Corp.
3.875%, 7/15/21	U.S.$	630	668,791
General Electric Capital Corp.
4.65%, 10/17/21		84	93,002
General Electric Co. Series B
4.10%, 12/15/22(d)		238	237,406
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		615	296,738
7.125%, 6/26/42 (a)		530	266,696
Republic Services, Inc.
5.25%, 11/15/21		555	613,572
Yamana Gold, Inc.
4.95%, 7/15/24		1,470	1,246,534

			4,267,887

Communications - Media - 1.2%
21st Century Fox America, Inc.
3.00%, 9/15/22		230	226,647
6.15%, 3/01/37		830	925,275
CBS Corp.
3.50%, 1/15/25		956	911,384
5.75%, 4/15/20		1,340	1,480,608
CCO Safari II LLC
3.579%, 7/23/20 (a)		320	318,083
4.908%, 7/23/25 (a)		320	319,689
Cox Communications, Inc.
2.95%, 6/30/23 (a)		492	433,409
Discovery Communications LLC
3.45%, 3/15/25		538	487,042
4.875%, 4/01/43		255	209,894
Mcgraw Hill Financial, Inc.
4.40%, 2/15/26		1,335	1,365,922
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		1,065	1,064,335
Time Warner Cable, Inc.
4.50%, 9/15/42		769	603,498
Time Warner, Inc.
3.55%, 6/01/24		1,813	1,778,995
3.60%, 7/15/25		1,385	1,348,268
Viacom, Inc.
3.875%, 4/01/24		1,683	1,577,044

			13,050,093

Communications - Telecommunications - 1.1%
American Tower Corp.
2.80%, 6/01/20		384	379,222
3.50%, 1/31/23		665	649,980
5.05%, 9/01/20		995	1,074,169
AT&T, Inc.
3.40%, 5/15/25		970	932,258
5.80%, 2/15/19		280	308,910
6.45%, 6/15/34		220	246,450

	Principal Amount (000)		U.S. $ Value
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	505	$736,873
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		157	157,993
3.95%, 1/15/25		320	315,459
4.45%, 4/01/24		2,455	2,521,511
Verizon Communications, Inc.
3.50%, 11/01/24		1,121	1,107,212
3.85%, 11/01/42		850	694,777
4.60%, 4/01/21		1,354	1,455,326
6.55%, 9/15/43		1,165	1,383,100
Vodafone Group PLC
2.50%, 9/26/22		795	736,421

			12,699,661

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		937	920,144
5.875%, 8/02/21		2,265	2,525,783
General Motors Co.
3.50%, 10/02/18		580	585,823
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,325	1,323,075
3.25%, 5/15/18		97	97,485
Nissan Motor Acceptance Corp.
2.35%, 3/04/19 (a)		760	757,268
Toyota Motor Credit Corp.
3.30%, 1/12/22		735	758,972

			6,968,550

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
2.95%, 3/01/17		440	442,676

Consumer Cyclical - Retailers - 0.3%
CVS Health Corp.
3.875%, 7/20/25		850	867,493
Kohl’s Corp.
4.25%, 7/17/25		1,242	1,211,134
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		676	662,970
3.80%, 11/18/24		1,060	1,028,378

			3,769,975

Consumer Non-Cyclical - 2.1%
AbbVie, Inc.
2.50%, 5/14/20		217	214,818
3.60%, 5/14/25		1,195	1,179,386
Actavis Funding SCS
3.00%, 3/12/20		1,745	1,743,612
3.80%, 3/15/25		956	951,118
Altria Group, Inc.
2.625%, 1/14/20		1,860	1,863,455
AstraZeneca PLC
6.45%, 9/15/37		220	278,212
Baxalta, Inc.

	Principal Amount (000)		U.S. $ Value
3.60%, 6/23/22 (a)	U.S.$	220	$219,941
5.25%, 6/23/45 (a)		635	637,141
Baxter International, Inc.
4.25%, 3/15/20		107	112,284
Bayer US Finance LLC
3.375%, 10/08/24 (a)		251	252,786
Becton Dickinson and Co.
2.675%, 12/15/19		249	250,356
3.734%, 12/15/24		638	643,440
Biogen, Inc.
2.90%, 9/15/20		308	307,190
3.625%, 9/15/22		137	138,517
4.05%, 9/15/25		663	666,009
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9	10,416
Celgene Corp.
3.875%, 8/15/25		1,195	1,190,161
Gilead Sciences, Inc.
3.65%, 3/01/26		1,485	1,497,591
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		680	660,884
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		900	897,673
3.50%, 7/15/22 (a)		949	955,544
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	240,450
3.60%, 2/01/25		588	567,382
Medtronic, Inc.
3.50%, 3/15/25		1,065	1,073,701
Perrigo Finance PLC
3.50%, 12/15/21		727	706,637
3.90%, 12/15/24		280	270,159
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,900,825
Reynolds American, Inc.
3.25%, 11/01/22		860	850,343
3.75%, 5/20/23		315	314,277
4.00%, 6/12/22		192	199,600
4.45%, 6/12/25		635	664,103
5.85%, 8/15/45		449	499,171
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		415	431,053
Tyson Foods, Inc.
2.65%, 8/15/19		160	160,089
3.95%, 8/15/24		760	780,298
Zimmer Biomet Holdings, Inc.
3.55%, 4/01/25		810	787,095

			24,115,717

Energy - 1.5%
Anadarko Petroleum Corp.
6.375%, 9/15/17		572	599,812
BP Capital Markets PLC
3.245%, 5/06/22		780	770,279
Devon Energy Corp.
5.00%, 6/15/45		475	360,004
Diamond Offshore Drilling, Inc.

	Principal Amount (000)		U.S. $ Value
4.875%, 11/01/43	U.S.$	380	$230,694
Energy Transfer Partners LP
3.60%, 2/01/23		55	45,274
4.65%, 6/01/21		310	291,042
7.50%, 7/01/38		475	438,723
EnLink Midstream Partners LP
4.15%, 6/01/25		805	619,137
5.05%, 4/01/45		636	394,371
Enterprise Products Operating LLC
3.70%, 2/15/26		936	839,594
4.90%, 5/15/46		325	265,586
Halliburton Co.
3.375%, 11/15/22		680	669,211
5.00%, 11/15/45		1,205	1,191,195
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,780	1,549,526
Kinder Morgan, Inc./DE
2.25%, 3/16/27	EUR	245	190,904
5.00%, 2/15/21 (a)	U.S.$	299	284,197
5.05%, 2/15/46		325	241,024
Noble Energy, Inc.
3.90%, 11/15/24		972	865,101
8.25%, 3/01/19		1,530	1,711,144
ONEOK Partners LP
3.80%, 3/15/20		236	224,324
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,327	1,064,564
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	168,702
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		735	794,159
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)		270	266,512
3.625%, 12/21/22 (a)		800	790,258
Schlumberger Norge AS
4.20%, 1/15/21 (a)		310	328,688
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		211	223,720
Spectra Energy Partners LP
3.50%, 3/15/25		795	695,381
Williams Partners LP
3.90%, 1/15/25		290	217,921
4.125%, 11/15/20		875	781,184
4.50%, 11/15/23		245	198,303

			17,310,534

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		587	581,818

Technology - 0.6%
EMC Corp./MA
3.375%, 6/01/23		760	618,477
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		1,450	1,421,890

	Principal Amount (000)		U.S. $ Value
HP, Inc.
3.75%, 12/01/20	U.S.$	317	$314,539
4.375%, 9/15/21		72	70,844
4.65%, 12/09/21		180	179,319
KLA-Tencor Corp.
4.65%, 11/01/24		1,245	1,252,662
Oracle Corp.
5.75%, 4/15/18		95	103,657
QUALCOMM, Inc.
3.00%, 5/20/22		800	791,982
Seagate HDD Cayman
4.75%, 1/01/25-1/01/25		821	701,532
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,316	1,338,171
Total System Services, Inc.
2.375%, 6/01/18		195	192,975

			6,986,048

Transportation - Services - 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (a)		815	789,761

			97,695,132

Financial Institutions - 4.8%
Banking - 3.5%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		2,840	2,858,083
4.75%, 7/28/25 (a)		173	172,538
Bank of America Corp.
4.00%, 1/22/25-1/22/25		1,230	1,243,709
4.20%, 8/26/24		320	317,497
4.875%, 4/01/44		460	476,309
Series E
0.709%, 3/28/18 (e)	EUR	250	269,513
BNP Paribas SA
2.375%, 9/14/17	U.S.$	799	808,491
5.019%, 4/13/17 (a)(d)	EUR	150	168,424
7.375%, 8/19/25 (a)(d)	U.S.$	320	328,400
BPCE SA
5.15%, 7/21/24 (a)		560	564,706
5.70%, 10/22/23 (a)		880	923,952
Citigroup, Inc.
3.875%, 3/26/25		200	194,842
Compass Bank
2.75%, 9/29/19		325	322,654
5.50%, 4/01/20		549	584,864
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,070	1,083,080
4.375%, 8/04/25		1,197	1,217,412
Countrywide Financial Corp.
6.25%, 5/15/16		1,420	1,443,936
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20 (a)		390	386,303
3.75%, 3/26/25 (a)		1,215	1,175,250

	Principal Amount (000)		U.S. $ Value
Fifth Third Bancorp
2.30%, 3/01/19	U.S.$	786	$787,842
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		1,051	1,058,008
5.15%, 5/22/45		259	251,756
5.75%, 1/24/22		2,870	3,263,824
Series G
7.50%, 2/15/19		400	457,704
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,942,069
ING Bank NV
3.75%, 3/07/17 (a)		705	722,268
JPMorgan Chase & Co. Series X
6.10%, 10/01/24 (d)		430	432,193
Lloyds Bank PLC
2.30%, 11/27/18		774	777,073
4.20%, 3/28/17		165	170,070
Lloyds Banking Group PLC
4.582%, 12/10/25 (a)		473	474,153
Mizuho Bank Ltd.
2.45%, 4/16/19 (a)		765	765,791
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,160	1,194,101
Morgan Stanley
5.625%, 9/23/19		1,129	1,245,963
Series G
3.70%, 10/23/24		1,075	1,080,170
4.00%, 7/23/25		777	800,134
Murray Street Investment Trust I
4.647%, 3/09/17		182	187,514
Nationwide Building Society
6.25%, 2/25/20 (a)		345	394,453
Nordea Bank AB
3.125%, 3/20/17 (a)		751	765,817
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(d)		435	442,069
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(d)	GBP	100	153,469
Santander Bank NA
1.251%, 1/12/18 (e)	U.S.$	275	273,029
Santander Issuances SAU
5.179%, 11/19/25		1,400	1,378,787
Santander UK PLC
5.00%, 11/07/23 (a)		610	634,980
Societe Generale SA
5.75%, 4/20/16 (a)		449	454,719
Standard Chartered PLC
6.409%, 1/30/17 (a)(d)		700	700,700
Series E
4.00%, 7/12/22 (a)		315	317,362
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		384	377,434
UBS AG/Stamford CT
7.625%, 8/17/22		280	319,200

	Principal Amount (000)		U.S. $ Value
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)	U.S.$	1,125	$1,118,733
Wells Fargo & Co.
4.125%, 8/15/23		1,815	1,885,007

			39,366,355

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		645	647,593

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		575	661,561
GE Capital International Funding, Co.
0.964%, 4/15/16 (a)		623	623,281
2.342%, 11/15/20 (a)		234	232,049

			1,516,891

Insurance - 0.9%
American International Group, Inc.
4.875%, 6/01/22		650	701,961
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		380	395,191
Berkshire Hathaway, Inc.
1.125%, 3/16/27	EUR	100	98,003
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(d)		1,008	1,048,320
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		374	476,524
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,615	1,773,616
Lincoln National Corp.
8.75%, 7/01/19		100	120,101
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		180	261,378
MetLife, Inc.
4.75%, 2/08/21		1,545	1,691,050
Series C
5.25%, 6/15/20 (d)		1,221	1,242,367
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		495	718,462
Prudential Financial, Inc.
5.625%, 6/15/43		820	838,450
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		770	767,249

			10,132,672

REITS - 0.2%
Brixmor Operating Partnership LP
3.85%, 2/01/25		416	404,179
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	24,104
Trust F/1401

	Principal Amount (000)		U.S. $ Value
5.25%, 12/15/24 (a)	U.S.$	665	$660,012
Welltower, Inc.
5.25%, 1/15/22		1,225	1,324,973

			2,413,268

			54,076,779

Utility - 0.5%
Electric - 0.5%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		345	402,320
EDP Finance BV
4.125%, 1/15/20 (a)		252	252,579
Entergy Corp.
4.00%, 7/15/22		1,296	1,322,150
Exelon Corp.
2.85%, 6/15/20		540	537,048
3.95%, 6/15/25 (a)		625	624,169
5.10%, 6/15/45 (a)		305	307,225
Monongahela Power Co.
4.10%, 4/15/24 (a)		305	316,230
RWE Finance BV Series E
6.50%, 4/20/21	GBP	520	867,308
Southern California Edison Co.
3.875%, 6/01/21	U.S.$	262	277,192
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		365	365,140

			5,271,361

Total Corporates - Investment Grade (cost $162,082,641)			157,043,272

INFLATION-LINKED SECURITIES - 9.0%
United States - 9.0%
U.S. Treasury Inflation Index
0.125%, 4/15/17-7/15/24		77,850	76,582,461
0.25%, 1/15/25		9,393	8,965,679
0.375%, 7/15/23-7/15/25		12,583	12,241,481
0.625%, 1/15/24		3,962	3,917,201

Total Inflation-Linked Securities (cost $104,561,100)			101,706,822

MORTGAGE PASS-THROUGHS - 5.7%
Agency Fixed Rate 30-Year - 5.2%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45-11/01/45		8,109	8,610,619
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		3,177	3,179,379
3.50%, 5/01/42-10/01/45		13,523	14,045,231
4.00%, 9/01/43-10/01/45		10,553	11,254,537
4.50%, 1/25/46		6,405	6,917,400
5.50%, 8/01/37-9/01/41		2,418	2,700,100
Government National Mortgage Association
3.00%, 11/20/45		1,533	1,554,858

	Principal Amount (000)		U.S. $ Value
3.50%, 2/01/46	U.S.$	7,648	$7,954,219
4.50%, 7/20/45		2,643	2,846,762

			59,063,105

Agency Fixed Rate 15-Year - 0.5%
Federal National Mortgage Association
2.50%, 1/01/31		2,117	2,133,870
3.50%, 4/01/20-6/01/22		3,000	3,144,797
Series 2010
3.50%, 8/01/20		9	9,430

			5,288,097

Total Mortgage Pass-Throughs (cost $64,672,732)			64,351,202

ASSET-BACKED SECURITIES - 5.4%
Autos - Fixed Rate - 2.7%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		907	902,665
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,391	1,378,004
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,335	1,331,083
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,334	1,329,666
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		678	673,043
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		805	797,232
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		1,068	1,064,647
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/17 (a)		382	381,516
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		352	352,017
Series 2015-CA, Class A2A
1.03%, 2/15/18 (a)		353	352,286
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		642	641,341
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,989	1,981,980
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		961	952,914
Ford Credit Auto Owner Trust
Series 2014-2, Class A

	Principal Amount (000)		U.S. $ Value
2.31%, 4/15/26 (a)	U.S.$	408	$407,049
Ford Credit Auto Owner Trust/Ford Credit Series 2014-1, Class A
2.26%, 11/15/25 (a)		1,500	1,512,100
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1
1.98%, 1/15/22		816	804,045
GM Financial Automobile Leasing Trust Series 2015-1, Class A2
1.10%, 12/20/17		1,181	1,178,945
Series 2015-2, Class A3
1.68%, 12/20/18		1,269	1,261,900
Series 2015-3, Class A3
1.69%, 3/20/19		1,124	1,115,466
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.65%, 5/15/20 (a)		651	643,926
Harley-Davidson Motorcycle Trust Series 2014-1, Class A2A
0.49%, 4/15/18		351	350,315
Series 2015-1, Class A3
1.41%, 6/15/20		544	540,928
Series 2015-2, Class A3
1.30%, 3/16/20		1,114	1,107,538
Hertz Vehicle Financing LLC Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		493	473,409
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		643	636,905
Hyundai Auto Lease Securitization Trust Series 2015-A, Class A2
1.00%, 10/16/17 (a)		1,247	1,245,491
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		694	692,625
Hyundai Auto Receivables Trust Series 2015-A, Class A2
0.68%, 10/16/17		613	612,551
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3
1.34%, 7/16/18		707	703,383
Nissan Auto Lease Trust Series 2015-A, Class A3
1.40%, 6/15/18		1,116	1,113,831
Porsche Innovative Lease Owner Trust Series 2015-1, Class A4
1.43%, 5/21/21 (a)		220	218,829
Santander Drive Auto Receivables Trust Series 2015-3, Class A2A
1.02%, 9/17/18		625	624,615
Series 2015-4, Class A2A
1.20%, 12/17/18		636	634,279
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		882	880,427
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3

	Principal Amount (000)		U.S. $ Value
0.91%, 10/22/18	U.S.$	1,275	$1,267,054
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		628	626,652

			30,790,657

Credit Cards - Fixed Rate - 0.9%
Barclays Dryrock Issuance Trust Series 2015-1, Class A
2.20%, 12/15/22		1,983	1,975,286
Series 2015-2, Class A
1.56%, 3/15/21		828	827,816
Series 2015-4, Class A
1.72%, 8/16/21		643	638,192
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5
1.60%, 5/17/21		933	929,847
Discover Card Execution Note Trust Series 2015-A2, Class A
1.90%, 10/17/22		1,257	1,236,999
Synchrony Credit Card Master Note Trust Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,668,459
Series 2015-3, Class A
1.74%, 9/15/21		941	933,571
World Financial Network Credit Card Master Trust Series 2013-A, Class A
1.61%, 12/15/21		1,456	1,450,416
Series 2015-B, Class A
2.55%, 6/17/24		1,068	1,069,892

			10,730,478

Other ABS - Fixed Rate - 0.8%
Ascentium Equipment Receivables LLC Series 2015-2A, Class A1
1.00%, 11/10/16 (a)		903	903,165
CIT Equipment Collateral Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		788	787,470
CNH Equipment Trust Series 2014-B, Class A4
1.61%, 5/17/21		1,481	1,471,543
Series 2015-A, Class A4
1.85%, 4/15/21		1,143	1,135,920
Dell Equipment Finance Trust Series 2015-1, Class A3
1.30%, 3/23/20 (a)		472	468,358
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		434	432,537
SBA Tower Trust
3.156%, 10/15/20 (a)		538	529,268
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		396	386,975
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		774	764,753
Volvo Financial Equipment LLC

	Principal Amount (000)		U.S. $ Value
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)	U.S.$	1,979	$1,979,406

			8,859,395

Credit Cards - Floating Rate - 0.5%
American Express Issuance Trust II Series 2013-1, Class A
0.611%, 2/15/19 (e)		2,023	2,022,407
Discover Card Execution Note Trust Series 2015-A1, Class A1
0.681%, 8/17/20 (e)		1,720	1,716,434
First National Master Note Trust Series 2015-1, Class A
1.101%, 9/15/20 (e)		956	957,950
World Financial Network Credit Card Master Trust Series 2015-A, Class A
0.811%, 2/15/22 (e)		1,132	1,125,160

			5,821,951

Autos - Floating Rate - 0.5%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
0.831%, 7/15/20 (a)(e)		1,278	1,274,834
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A2
0.901%, 1/15/22 (e)		210	208,599
GE Dealer Floorplan Master Note Trust Series 2015-1, Class A
0.902%, 1/20/20 (e)		1,296	1,286,951
Hertz Fleet Lease Funding LP Series 2014-1, Class A
0.693%, 4/10/28 (a)(e)		1,027	1,027,842
Navistar Financial Dealer Note Master Trust Series 2014-1, Class A
1.172%, 10/25/19 (a)(e)		747	744,706
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A
1.902%, 10/20/20 (a)(e)		113	113,000
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.752%, 7/22/19 (a)(e)		440	435,114

			5,091,046

Total Asset-Backed Securities (cost $61,591,014)			61,293,527

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Non-Agency Fixed Rate CMBS - 3.4%
Banc of America Commercial Mortgage Trust Series 2007-3, Class AJ
5.558%, 6/10/49		640	648,455
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class A4

	Principal Amount (000)		U.S. $ Value
5.54%, 9/11/41	U.S.$	329	$332,166
Series 2006-PW13, Class AJ
5.611%, 9/11/41		1,297	1,311,320
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,895	1,917,121
CD Mortgage Trust Series 2006-CD3, Class A5
5.617%, 10/15/48		528	533,594
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,120	1,124,624
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A1A
5.811%, 3/15/49		865	868,935
Series 2013-GC11, Class D
4.457%, 4/10/46 (a)		140	126,289
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	818,311
COMM Mortgage Trust Series 2006-C8, Class A1A
5.292%, 12/10/46		1,342	1,372,845
Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,668,553
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A
6.044%, 12/10/49		2,434	2,553,184
Commercial Mortgage Trust Series 2006-C8, Class A4
5.306%, 12/10/46		734	746,842
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM
5.699%, 6/15/39		988	1,004,604
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4
3.718%, 8/15/48		1,072	1,093,517
DBUBS Mortgage Trust Series 2011-LC1A, Class E
5.663%, 11/10/46 (a)		439	462,162
GS Mortgage Securities Trust Series 2007-GG10, Class A4
5.795%, 8/10/45		998	1,025,010
Series 2011-GC5, Class D
5.308%, 8/10/44 (a)		755	756,153
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		448	435,666
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,094	1,095,546
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM
5.372%, 5/15/47		1,091	1,109,279
Series 2007-LD12, Class AM
6.009%, 2/15/51		600	631,331
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,268	1,306,908
Series 2007-LDPX, Class A3

	Principal Amount (000)		U.S. $ Value
5.42%, 1/15/49	U.S.$	1,437	$1,466,569
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		336	345,886
Series 2012-CBX, Class E
5.238%, 6/15/45 (a)		305	293,549
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3
3.801%, 8/15/48		1,122	1,151,404
Series 2015-C32, Class C
4.669%, 11/15/48		704	620,105
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ
5.452%, 9/15/39		989	995,497
Series 2007-C1, Class AM
5.455%, 2/15/40		360	370,999
LSTAR Commercial Mortgage Trust Series 2015-3, Class A2
2.729%, 4/20/48 (a)		857	850,986
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4
5.836%, 6/12/50		1,270	1,310,412
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A1A
5.166%, 12/12/49		901	919,131
Series 2007-9, Class A4
5.70%, 9/12/49		1,113	1,157,828
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4
3.091%, 8/10/49		330	330,607
Series 2012-C4, Class A5
2.85%, 12/10/45		2,030	1,992,235
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class E
5.888%, 1/10/45 (a)		291	309,668
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
6.009%, 6/15/45		471	474,288
WFRBS Commercial Mortgage Trust Series 2012-C9, Class D
4.802%, 11/15/45 (a)		422	409,046

			37,940,625

Non-Agency Floating Rate CMBS - 0.7%
Carefree Portfolio Trust Series 2014-CARE, Class A
1.651%, 11/15/19 (a)(e)		1,017	1,011,473
Commercial Mortgage Trust Series 2014-KYO, Class A
1.201%, 6/11/27 (a)(e)		1,406	1,389,856
Series 2014-SAVA, Class A
1.481%, 6/15/34 (a)(e)		839	833,459
H/2 Asset Funding NRE Series 2015-1A
2.074%, 6/24/49 (a)(e)		830	827,581

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class A
1.251%, 6/15/29 (a)(e)	U.S.$	1,876	$1,866,071
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSA
2.201%, 8/15/26 (a)(e)		326	323,881
Series 2015-XLF2, Class SNMA
2.281%, 11/15/26 (a)(e)		326	323,644
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A
1.401%, 4/15/32 (a)(e)		637	635,705
Starwood Retail Property Trust Series 2014-STAR, Class A
1.551%, 11/15/27 (a)(e)		662	654,824
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C
4.471%, 12/15/47 (f)		669	613,598

			8,480,092

Total Commercial Mortgage-Backed Securities (cost $47,867,982)			46,420,717

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
GSE Risk Share Floating Rate - 2.1%
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.922%, 7/25/25 (a)(e)		538	534,382
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M1
1.422%, 2/25/24 (e)		620	619,119
Series 2014-DN2, Class M1
1.272%, 4/25/24 (e)		363	362,387
Series 2014-DN4, Class M3
4.972%, 10/25/24 (e)		1,250	1,240,050
Series 2014-HQ1, Class M1
2.072%, 8/25/24 (e)		352	353,018
Series 2014-HQ1, Class M2
2.922%, 8/25/24 (e)		550	554,808
Series 2014-HQ2, Class M1
1.872%, 9/25/24 (e)		805	806,289
Series 2014-HQ3, Class M3
5.172%, 10/25/24 (e)		700	698,469
Series 2015-DNA1, Class M2
2.272%, 10/25/27 (e)		360	353,581
Series 2015-DNA1, Class M3
3.722%, 10/25/27 (e)		520	493,291
Series 2015-DNA2, Class M2
3.022%, 12/25/27 (e)		2,388	2,367,158
Series 2015-DNA3, Class M3
5.122%, 4/25/28 (e)		834	820,779
Series 2015-HQ1, Class M2

	Principal Amount (000)		U.S. $ Value
2.622%, 3/25/25 (e)	U.S.$	1,286	$1,277,757
Series 2015-HQA1, Class M2
3.072%, 3/25/28 (e)		2,093	2,066,794
Series 2015-HQA2, Class M2
3.222%, 5/25/28 (e)		272	270,259
Series 2015-HQA2, Class M3
5.222%, 5/25/28 (e)		811	794,215
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C02, Class 1M1
1.372%, 5/25/24 (e)		441	435,879
Series 2014-C04, Class 1M2
5.322%, 11/25/24 (e)		1,396	1,391,991
Series 2014-C04, Class 2M2
5.422%, 11/25/24 (e)		240	240,571
Series 2015-C01, Class 1M2
4.722%, 2/25/25 (e)		975	940,389
Series 2015-C01, Class 2M2
4.972%, 2/25/25 (e)		458	460,652
Series 2015-C02, Class 2M2
4.422%, 5/25/25 (e)		1,165	1,103,028
Series 2015-C03, Class 1M2
5.422%, 7/25/25 (e)		1,160	1,153,924
Series 2015-C03, Class 2M1
1.922%, 7/25/25 (e)		1,131	1,127,866
Series 2015-C03, Class 2M2
5.422%, 7/25/25 (e)		635	630,618
Series 2015-C04, Class 1M2
6.122%, 4/25/28 (e)		261	266,009
Series 2015-C04, Class 2M2
5.972%, 4/25/28 (e)		405	407,597
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.672%, 11/25/24 (a)(e)		109	107,778
Series 2015-CH1, Class M1
2.422%, 10/25/25 (a)(e)		478	478,143
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.447%, 11/25/25 (a)(e)		511	511,438
Series 2015-WF1, Class 2M2
5.697%, 11/25/25 (a)(e)		144	144,774

			23,013,013

Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,838	1,652,188
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		372	359,289
Series 2006-9T1, Class A1
5.75%, 5/25/36		428	359,299

	Principal Amount (000)		U.S. $ Value
Series 2007-2CB, Class 2A4
5.75%, 3/25/37	U.S.$	329	$288,421
Credit Suisse Mortgage Trust Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		496	414,778
JP Morgan Mortgage Trust Series 2006-A1, Class 2A2
2.746%, 2/25/36		858	757,120
RBSSP Resecuritization Trust Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		692	587,055
Sequoia Mortgage Trust Series 2013-6, Class A1
2.50%, 5/25/43		1,214	1,154,117

			5,572,267

Non-Agency Floating Rate - 0.1%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A
2.031%, 7/15/36 (a)(e)		1,073	1,071,395
RBSSP Resecuritization Trust Series 2010-9, Class 7A6
6.792%, 5/26/37 (a)(f)		605	499,994

			1,571,389

Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICS Series 2010-117, Class DI
4.50%, 5/25/25 (g)		2,619	274,023

Total Collateralized Mortgage Obligations (cost $30,898,010)			30,430,692

CORPORATES - NON-INVESTMENT GRADE - 1.7%
Industrial - 0.9%
Basic - 0.1%
Teck Resources Ltd.
4.50%, 1/15/21		1,590	810,900

Capital Goods - 0.2%
Berry Plastics Corp.
5.125%, 7/15/23		277	269,382
Loxam SAS
7.00%, 7/23/22 (a)	EUR	280	311,897
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		264	273,240
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20		707	719,154
Sealed Air Corp.
4.50%, 9/15/23 (a)	EUR	173	194,133

			1,767,806

Communications - Media - 0.0%
CSC Holdings LLC

	Principal Amount (000)		U.S. $ Value
8.625%, 2/15/19	U.S.$	450	$479,250

Communications - Telecommunications - 0.2%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	105	116,391
Sprint Capital Corp.
6.90%, 5/01/19		1,230	1,002,450
T-Mobile USA, Inc.
6.50%, 1/15/26		177	178,680
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		650	643,500

			1,941,021

Consumer Cyclical - Other - 0.1%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (a)	EUR	315	324,354
International Game Technology PLC
4.75%, 2/15/23 (a)		305	309,914
6.25%, 2/15/22 (a)	U.S.$	345	322,575
KB Home
4.75%, 5/15/19		265	257,050
MCE Finance Ltd.
5.00%, 2/15/21 (a)		200	183,500

			1,397,393

Consumer Cyclical - Retailers - 0.0%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	153	174,561
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25	U.S.$	273	275,730

			450,291

Consumer Non-Cyclical - 0.1%
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	225	293,550
Ephios Bondco PLC
6.25%, 7/01/22 (a)	EUR	157	176,984
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)	U.S.$	110	112,200
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)	EUR	315	296,968
6.125%, 4/15/25 (a)		490	437,325

			1,317,027

Energy - 0.1%
ONEOK, Inc.
4.25%, 2/01/22		595	428,400
Southern Star Central Corp.
5.125%, 7/15/22 (a)		482	397,650
Transocean, Inc.
6.50%, 11/15/20		450	310,500

			1,136,550

	Principal Amount (000)		U.S. $ Value
Technology - 0.0%
Advanced Micro Devices, Inc.
6.75%, 3/01/19	U.S.$	345	$250,125

Transportation - Services - 0.1%
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	280	315,701
Hertz Corp. (The)
6.75%, 4/15/19	U.S.$	440	449,460

			765,161

			10,315,524

Financial Institutions - 0.7%
Banking - 0.6%
Bank of America Corp. Series Z
6.50%, 10/23/24 (d)		275	289,781
Barclays Bank PLC
6.86%, 6/15/32 (a)(d)		205	233,700
7.75%, 4/10/23		1,035	1,104,862
Citigroup, Inc. Series P
5.95%, 5/15/25 (d)		655	627,608
Credit Suisse Group AG
7.50%, 12/11/23 (a)(d)		200	209,500
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		1,190	1,170,781
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)		355	378,075
Royal Bank of Scotland Group PLC Series U
7.64%, 9/30/17 (d)		1,400	1,463,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		359	387,983
Societe Generale SA
5.922%, 4/05/17 (a)(d)		330	334,537
8.00%, 9/29/25 (a)(d)		1,005	1,022,120

			7,221,947

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		451	467,913

			7,689,860

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21		385	392,700
NRG Energy, Inc.
6.25%, 5/01/24		330	277,266

			669,966

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	295	$292,050

Total Corporates - Non-Investment Grade (cost $20,707,212)			18,967,400

COVERED BONDS - 1.0%
Australia - 0.3%
Commonwealth Bank of Australia Series E
0.75%, 11/04/21 (a)	EUR	720	785,348
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	1,506	1,504,809
Westpac Banking Corp. Series E
1.50%, 3/24/21 (a)	EUR	690	783,239

			3,073,396

Canada - 0.2%
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)	U.S.$	743	746,663
National Bank of Canada
1.50%, 3/25/21 (a)	EUR	561	639,995
Royal Bank of Canada
1.625%, 8/04/20 (a)		675	773,376

			2,160,034

Denmark - 0.1%
Danske Bank A/S Series E
1.25%, 6/11/21		700	791,817

France - 0.1%
BNP Paribas Home Loan SFH SA Series E
3.75%, 1/11/21 (a)		1,000	1,273,182

Norway - 0.1%
DNB Boligkreditt AS Series E
3.875%, 6/16/21		573	734,928

Spain - 0.0%
CaixaBank SA Series 27
0.029%, 1/09/18 (e)		200	215,917

Switzerland - 0.1%
Credit Suisse AG/Guernsey Series E
1.75%, 1/15/21 (a)		660	759,958
UBS AG/London Series E

	Principal Amount (000)		U.S. $ Value
1.375%, 4/16/21 (a)	EUR	670	$760,031

			1,519,989

United Kingdom - 0.1%
Abbey National Treasury Services PLC/United Kingdom Series E
1.625%, 11/26/20 (a)		664	762,573

Total Covered Bonds (cost $10,828,506)			10,531,836

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		858	673,530

Canada - 0.5%
Canada Housing Trust No 1
2.55%, 3/15/25 (a)	CAD	7,305	5,538,591

France - 0.1%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)	U.S.$	399	399,358
1.50%, 10/07/17 (a)		735	734,442

			1,133,800

Germany - 0.0%
Landwirtschaftliche Rentenbank Series E
3.75%, 2/11/16 (a)	EUR	496	541,176

Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)		776	791,039

Qatar - 0.0%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)		200	189,702

United Kingdom - 0.1%
Network Rail Infrastructure Finance PLC Series E
4.40%, 3/06/16	CAD	1,140	827,989
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (d)		680	708,050

			1,536,039

Total Governments - Sovereign Agencies (cost $11,336,984)			10,403,877

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (a)		799	752,407
Empresa de Transporte de Pasajeros Metro SA

	Principal Amount (000)		U.S. $ Value
4.75%, 2/04/24 (a)	U.S.$	1,503	$1,542,012

			2,294,419

China - 0.1%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		951	996,023

Mexico - 0.1%
Petroleos Mexicanos
4.50%, 1/23/26 (a)		1,300	1,142,050

South Korea - 0.0%
Korea Development Bank (The)
3.25%, 3/09/16		509	511,008

United Arab Emirates - 0.2%
MDC-GMTN B.V.
3.25%, 4/28/22 (a)		1,850	1,850,000

Total Quasi-Sovereigns (cost $6,885,917)			6,793,500

AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $5,446,801)		6,490	5,928,135

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of British Columbia Canada
3.25%, 12/18/21	CAD	1,337	1,057,232
Province of Manitoba Canada
3.85%, 12/01/21		1,220	985,919
Province of Ontario Canada
1.90%, 9/08/17		1,560	1,148,810

Total Local Governments - Provincial Bonds (cost $3,819,752)			3,191,961

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond 4.125%, 1/15/25 (a) (cost $1,325,356)	U.S.$	1,305	1,250,632

EMERGING MARKETS - SOVEREIGNS - 0.1%
Brazil - 0.0%
Brazilian Government International Bond
4.875%, 1/22/21		188	173,900

Ghana - 0.0%
Ghana Government International Bond
7.875%, 8/07/23 (a)		450	354,645
Republic of Ghana
8.50%, 10/04/17 (a)		127	123,497

			478,142

	Principal Amount (000)		U.S. $ Value
Ivory Coast - 0.1%
Ivory Coast Government International Bond
5.375%, 7/23/24 (a)	U.S.$	555	$492,330

Total Emerging Markets - Sovereigns (cost $1,157,050)			1,144,372

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
EUR/USD Expiration: Jan 2016, Exercise Price: EUR 1.11 (h)(i)
(premiums paid $81,508)		14,350,000	339,484

	Shares
SHORT-TERM INVESTMENTS - 15.7%
Investment Companies - 13.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.30% (c)(j) (cost $147,007,939)		147,007,939	147,007,939

	Principal Amount (000)
U.S. TREASURY BILLS - 1.7%
U.S. Treasury Bill
Zero Coupon, 1/07/16 (b)(k)	U.S.$	6,555	6,555,000
Zero Coupon, 2/18/16		500	499,916
Zero Coupon, 2/25/16 (b)		12,000	11,998,203

Total U.S. Treasury Bills (cost $19,053,119)			19,053,119

Governments - Treasuries - 1.0%
Japan Treasury Discount Bill Series 564
Zero Coupon, 1/25/16 (cost $10,850,865)		1,290,000	10,732,599

Total Short-Term Investments (cost $176,911,923)			176,793,657

Total Investments - 100.1% (cost $1,163,866,171) (l)			1,129,556,720
Other assets less liabilities - (0.1)%			(1,359,155)

Net Assets - 100.0%			$1,128,197,565

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	13	March 2016	$1,203,037	$1,202,064	$(973)
10 Yr Canadian Bond Futures	794	March 2016	79,339,342	80,903,418	1,564,076
10 Yr Japan Bond (OSE) Futures	4	March 2016	4,950,644	4,959,940	9,296
EURO STOXX 50 Futures	1,307	March 2016	45,327,906	46,616,937	1,289,031
Long GILT Futures	23	March 2016	3,978,133	3,959,274	(18,859)
S&P 500 E Mini Futures	288	March 2016	28,786,443	29,309,760	523,317
TOPIX Index Futures	279	March 2016	36,862,788	35,921,003	(941,785)
U.S. T-Note 2 Yr (CBT) Futures	89	March 2016	19,360,408	19,333,859	(26,549)
U.S. T-Note 5 Yr (CBT) Futures	280	March 2016	33,208,735	33,129,688	(79,047)
U.S. T-Note 10 Yr (CBT) Futures	417	March 2016	52,620,804	52,502,906	(117,898)
U.S. Ultra Bond (CBT) Futures	171	March 2016	26,935,563	27,135,563	200,000
Sold Contracts
10 Yr Canadian Bond Futures	12	March 2016	1,221,325	1,222,722	(1,397)
10 Yr Japan Bond (OSE) Futures	107	March 2016	132,419,647	132,678,398	(258,751)
EURO BUXL 30 Yr Bond Futures	51	March 2016	8,415,463	8,391,230	24,233
EURO-BOBL Futures	245	March 2016	35,107,456	34,791,371	316,085
EURO-BUND Futures	103	March 2016	17,932,127	17,676,811	255,316
FTSE 100 Index Futures	94	March 2016	8,173,083	8,588,866	(415,783)
Hang Seng Index Futures	40	January 2016	5,745,924	5,654,157	91,767
SPI 200 Futures	118	March 2016	10,574,492	11,300,788	(726,296)
U.S. T-Note 2 Yr (CBT) Futures	25	March 2016	5,438,245	5,430,859	7,386
U.S. T-Note 10 Yr (CBT) Futures	222	March 2016	28,013,797	27,951,188	62,609

					$1,755,778

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	543,000	USD	4,404	2/19/16	$(117,782)
Barclays Bank PLC	INR	53,771	USD	805	1/22/16	(4,957)
Barclays Bank PLC	USD	3,180	INR	213,175	1/22/16	32,491
BNP Paribas SA	CAD	3,544	USD	2,652	1/14/16	90,857
BNP Paribas SA	INR	158,740	USD	2,378	1/22/16	(13,851)
BNP Paribas SA	EUR	6,307	USD	6,873	1/27/16	15,556
BNP Paribas SA	USD	821	EUR	756	1/27/16	510
BNP Paribas SA	GBP	17,130	USD	25,989	1/28/16	733,809
BNP Paribas SA	AUD	9,317	USD	6,689	2/05/16	(89,672)
BNP Paribas SA	USD	2,061	EUR	1,880	2/18/16	(15,723)
Citibank	MXN	11,469	USD	681	1/15/16	16,232
Citibank	USD	931	GBP	614	1/28/16	(25,468)

Counterparty	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	EUR	6,222	USD	6,778	1/27/16	$12,128
Credit Suisse International	EUR	56,973	USD	60,676	1/27/16	(1,272,794)
Credit Suisse International	GBP	570	EUR	801	1/27/16	31,578
Credit Suisse International	AUD	13,420	USD	9,383	2/18/16	(374,608)
Deutsche Bank AG	USD	1,284	JPY	154,510	2/18/16	2,369
Goldman Sachs Bank USA	BRL	9,743	USD	2,495	1/05/16	32,448
Goldman Sachs Bank USA	USD	2,456	BRL	9,743	1/05/16	6,364
Goldman Sachs Bank USA	TWD	23,622	USD	715	6/21/16	(713)
Goldman Sachs Bank USA	BRL	9,812	USD	2,134	1/04/17	(75,197)
HSBC Bank USA	JPY	543,000	USD	4,404	1/08/16	(114,151)
HSBC Bank USA	SGD	9,092	USD	6,469	1/08/16	57,956
HSBC Bank USA	CAD	13,235	USD	9,943	1/14/16	378,568
HSBC Bank USA	USD	2,623	CAD	3,652	1/14/16	16,725
HSBC Bank USA	NZD	1,711	USD	1,097	1/15/16	(72,671)
HSBC Bank USA	JPY	448,047	USD	3,644	1/19/16	(84,754)
HSBC Bank USA	USD	1,582	CNY	10,359	1/21/16	4,916
HSBC Bank USA	AUD	14,512	USD	10,180	2/18/16	(371,948)
HSBC Bank USA	USD	1,370	GBP	899	2/18/16	(44,394)
JPMorgan Chase Bank	JPY	724,000	USD	5,902	1/19/16	(123,181)
JPMorgan Chase Bank	JPY	780,000	USD	6,541	3/25/16	38,567
Morgan Stanley & Co., Inc.	EUR	3,055	USD	3,320	1/27/16	(1,479)
Morgan Stanley & Co., Inc.	USD	2,851	EUR	2,685	1/27/16	68,678
Royal Bank of Scotland PLC	TWD	210,364	USD	6,431	1/29/16	58,268
Standard Chartered Bank	BRL	1,274	USD	326	1/05/16	4,242
Standard Chartered Bank	USD	321	BRL	1,274	1/05/16	1,277
Standard Chartered Bank	USD	4,219	SGD	5,989	1/08/16	4,540
Standard Chartered Bank	USD	3,651	SGD	5,174	1/08/16	(2,535)
Standard Chartered Bank	MXN	85,054	USD	4,948	1/15/16	16,971
Standard Chartered Bank	USD	1,610	CNY	10,548	1/21/16	5,890
Standard Chartered Bank	USD	1,048	INR	70,266	1/22/16	11,296
Standard Chartered Bank	USD	948	GBP	623	1/28/16	(29,299)
Standard Chartered Bank	BRL	1,274	USD	317	2/02/16	(1,506)
Standard Chartered Bank	USD	32,278	JPY	3,920,056	2/18/16	365,917
Standard Chartered Bank	TWD	188,969	USD	5,732	6/21/16	9,523
State Street Bank & Trust Co.	SEK	8,683	USD	1,015	1/07/16	(13,491)
State Street Bank & Trust Co.	SGD	13,888	USD	9,878	1/08/16	84,160
State Street Bank & Trust Co.	ZAR	4,419	USD	313	1/21/16	27,714
State Street Bank & Trust Co.	EUR	6,231	USD	6,623	1/27/16	(152,652)
State Street Bank & Trust Co.	USD	350	GBP	233	1/28/16	(6,410)
State Street Bank & Trust Co.	PLN	4,933	USD	1,240	1/29/16	(16,632)
State Street Bank & Trust Co.	JPY	412,982	USD	3,386	2/10/16	(52,427)
State Street Bank & Trust Co.	USD	5,308	JPY	647,397	2/10/16	82,185
State Street Bank & Trust Co.	EUR	3,326	USD	3,625	2/18/16	6,529
State Street Bank & Trust Co.	USD	3,853	AUD	5,415	2/18/16	84,576
State Street Bank & Trust Co.	USD	3,989	CHF	3,957	2/18/16	(30,890)
UBS AG	BRL	11,017	USD	2,942	1/05/16	157,274
UBS AG	USD	2,821	BRL	11,017	1/05/16	(36,691)
UBS AG	CAD	2,133	USD	1,602	1/14/16	60,540
UBS AG	GBP	1,426	EUR	2,005	1/27/16	78,480
UBS AG	USD	1,174	CHF	1,154	2/18/16	(19,771)
UBS AG	USD	10,145	GBP	6,625	2/18/16	(377,347)

						$(943,860)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	Market Value
Put - EUR vs. USD	EUR	1.110	01/19/16	7,175	$76,025	$(169,742)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc. /(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.51%	$589	$32,090	$(535)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73	3,590	46,022	36,465

				$78,112	$35,930

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)	CAD	20,560	3/10/17	0.973%	3 Month CDOR	$(42,295)
Citigroup Global Markets, Inc./(LCH Group)	AUD	27,240	3/11/17	2.140%	3 Month BBSW	15,570
Citigroup Global Markets, Inc./(LCH Group)	CAD	19,060	6/05/17	1.050%	3 Month CDOR	(52,653)
Citigroup Global Markets, Inc./(LCH Group)	NZD	37,540	6/09/17	3.368%	3 Month BKBM	(212,476)
Citigroup Global Markets, Inc./(LCH Group)	AUD	23,970	6/09/17	2.199%	3 Month BBSW	(5,511)
Citigroup Global Markets, Inc./(LCH Group)		16,880	10/30/17	1.928%	3 Month BBSW	55,702
Citigroup Global Markets, Inc./(LCH Group)		$1,600	4/01/20	1.562%	3 Month LIBOR	(1,559)
Citigroup Global Markets, Inc./(LCH Group)	GBP	6,930	6/05/20	6 Month LIBOR	1.649%	64,229
Citigroup Global Markets, Inc./(LCH Group)		$2,445	7/02/20	3 Month LIBOR	1.778%	33,340
Citigroup Global Markets, Inc./(LCH Group)		1,810	8/11/20	3 Month LIBOR	1.709%	14,878

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)		$2,650	11/12/24	2.464%	3 Month LIBOR	$(86,736)
Citigroup Global Markets, Inc./(LCH Group)	AUD	4,140	3/11/25	6 Month BBSW	2.973%	(7,382)
Citigroup Global Markets, Inc./(LCH Group)		$610	4/21/25	1.972%	3 Month LIBOR	6,627
Citigroup Global Markets, Inc./(LCH Group)	NZD	4,375	6/09/25	3 Month BKBM	4.063%	86,503
Citigroup Global Markets, Inc./(LCH Group)	AUD	2,600	6/09/25	6 Month BBSW	3.370%	50,455
Citigroup Global Markets, Inc./(LCH Group)		$1,430	6/09/25	2.470%	3 Month LIBOR	(42,569)
Citigroup Global Markets, Inc./(LCH Group)		1,210	8/04/25	2.285%	3 Month LIBOR	(24,650)
Citigroup Global Markets, Inc./(LCH Group)		4,200	11/10/25	2.235%	3 Month LIBOR	(34,932)
Citigroup Global Markets, Inc./(LCH Group)		1,010	11/10/35	2.613%	3 Month LIBOR	(17,986)
Citigroup Global Markets, Inc./(LCH Group)	GBP	650	6/05/45	2.392%	6 Month LIBOR	(51,548)
Citigroup Global Markets, Inc./(LCH Group)		$160	8/06/45	2.680%	3 Month LIBOR	(3,955)

						$(256,948)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	11.27%	$343	$54,505	$19,739	$34,766
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	9.61	657	82,731	(29,039)	111,770

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	9.61%	$573	$72,153	$(24,425)	$96,578
Sale Contracts
Barclays Bank PLC
Kohl’s Corp., 6.25%, 12/15/17, 12/20/19*	1.00	1.03	750	(1,550)	(6,369)	4,819

				$207,839	$(40,094)	$247,933

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2,200	1/15/16	CPI #	0.970%		$27,892
Barclays Bank PLC	4,810	3/04/16	CPI #	1.170%		15,872
Barclays Bank PLC	6,180	7/15/20	1.527%	CPI	#	(17,436)
Barclays Bank PLC	2,350	1/15/21	1.490%	CPI	#	(7,359)
Citibank, NA	2,200	1/15/16	0.945%	CPI	#	(27,268)
Deutsche Bank AG	1,090	1/15/19	1.190%	CPI	#	(1,312)
Deutsche Bank AG	7,090	7/15/21	1.574%	CPI	#	(22,538)
JPMorgan Chase Bank, NA	4,010	1/15/20	1.795%	CPI	#	(59,970)

						$(92,119)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date		Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Standard and Poor’s Midcap 400 Index	2,960	LIBOR Plus 0.07%	USD	6,022	2/3/16	$(93,607)
MSCI Daily TR Net EAFE	4,408	LIBOR Plus 0.27%	USD	20,756	5/16/16	665,306
Goldman Sachs International
Russell 2000 Total Return Index	846	LIBOR Minus 0.55%	USD	4,666	3/15/16	(69,465)
Standard and Poor’s Midcap 400 Index	195	LIBOR Plus 0.07%	USD	397	3/15/16	(6,168)

						$496,066

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $177,998,625 or 15.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(f)	Variable rate coupon, rate shown as of December 31, 2015.
(g)	IO - Interest Only
(h)	Non-income producing security.
(i)	One contract relates to 1 share.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(l)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,318,168 and gross unrealized depreciation of investments was $(38,627,619), resulting in net unrealized depreciation of $(34,309,451).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BTAN	-	Bon à Taux Annuel Normalisé
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GMTN	-	Global Medium Term Note
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International

OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$247,212,233		$	– 0	–	$247,212,233
Investment Companies		185,753,401		– 0	–		– 0	–	185,753,401
Corporates - Investment Grade		– 0	–	157,043,272			– 0	–	157,043,272
Inflation-Linked Securities		– 0	–	101,706,822			– 0	–	101,706,822
Mortgage Pass-Throughs		– 0	–	64,351,202			– 0	–	64,351,202
Asset-Backed Securities		– 0	–	52,434,132			8,859,395		61,293,527
Commercial Mortgage-Backed Securities		– 0	–	31,524,170			14,896,547		46,420,717
Collateralized Mortgage Obligations		– 0	–	1,345,418			29,085,274		30,430,692
Corporates - Non-Investment Grade		– 0	–	18,967,400			– 0	–	18,967,400
Covered Bonds		– 0	–	10,531,836			– 0	–	10,531,836
Governments - Sovereign Agencies		– 0	–	10,403,877			– 0	–	10,403,877

Investments in Securities:	Level 1	Level 2	Level 3	Total
Quasi-Sovereigns	– 0	–	6,793,500	– 0	–	6,793,500
Agencies	– 0	–	5,928,135	– 0	–	5,928,135
Local Governments - Provincial Bonds	– 0	–	3,191,961	– 0	–	3,191,961
Governments - Sovereign Bonds	– 0	–	1,250,632	– 0	–	1,250,632
Emerging Markets - Sovereigns	– 0	–	1,144,372	– 0	–	1,144,372
Options Purchased - Puts	– 0	–	339,484	– 0	–	339,484
Short-Term Investments:
Investment Companies	147,007,939	– 0	–	– 0	–	147,007,939
U.S. Treasury Bills	– 0	–	19,053,119	– 0	–	19,053,119
Governments - Treasuries	– 0	–	10,732,599	– 0	–	10,732,599

Total Investments in Securities	332,761,340	743,954,164	52,841,216	1,129,556,720
Other Financial Instruments* :
Assets:
Futures	2,962,318	1,380,798	– 0	–	4,343,116
Forward Currency Exchange Contracts	– 0	–	2,599,134	– 0	–	2,599,134
Centrally Cleared Credit Default Swaps	– 0	–	36,465	– 0	–	36,465
Centrally Cleared Interest Rate Swaps	– 0	–	327,304	– 0	–	327,304
Credit Default Swaps	– 0	–	247,933	– 0	–	247,933
Inflation (CPI) Swaps	– 0	–	43,764	– 0	–	43,764
Total Return Swaps	– 0	–	665,306	– 0	–	665,306
Liabilities:
Futures	(503,474)	(2,083,864)	– 0	–	(2,587,338)
Forward Currency Exchange Contracts	– 0	–	(3,542,994)	– 0	–	(3,542,994)
Currency Options Written	– 0	–	(169,742)	– 0	–	(169,742)
Centrally Cleared Credit Default Swaps	– 0	–	(535)	– 0	–	(535)
Centrally Cleared Interest Rate Swaps	– 0	–	(584,252)	– 0	–	(584,252)
Inflation (CPI) Swaps	– 0	–	(135,883)	– 0	–	(135,883)
Total Return Swaps	– 0	–	(169,240)	– 0	–	(169,240)

Total^	$335,220,184	$742,568,358	$52,841,216	$1,130,629,758

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	ASSET-BACKED SECURITIES		COMMERCIAL MORTGAGE- BACKED SECURITIES		COLLATERALIZED MORTGAGE OBLIGATIONS
Balance as of 9/30/15	$7,880,940		$13,123,806		$27,399,021
Accrued discounts/(premiums)	(145)		(7,040)		4,506
Realized gain (loss)	(91)		(13,169)		(8,687)
Change in unrealized appreciation/depreciation	(86,416)		(289,881)		(83,189)
Purchases/Payups	1,994,981		2,183,450		2,686,952
Sales/Paydowns	(929,874)		(100,619)		(1,572,729)
Transfers in to Level 3	– 0	–	– 0	–	659,400
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$8,859,395		$14,896,547		$29,085,274

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(86,416)		$(289,881)		$(83,189)

	TOTAL
Balance as of 9/30/15	$48,403,767
Accrued discounts/(premiums)	(2,679)
Realized gain (loss)	(21,947)
Change in unrealized appreciation/depreciation	(459,486)
Purchases/Payups	6,865,383
Sales/Paydowns	(2,603,222)
Transfers in to Level 3	659,400
Transfers out of Level 3	– 0	–

Balance as of 12/31/15	$52,841,216	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(459,486)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2015 all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.0%
Information Technology - 14.0%
Communications Equipment - 0.2%
BYD Electronic International Co., Ltd. (a)	683,500	$364,363
Ciena Corp. (a)	46,020	952,154
CommScope Holding Co., Inc. (a)	16,950	438,835
F5 Networks, Inc. (a)	45,300	4,392,288
Finisar Corp. (a)	71,380	1,037,865
Palo Alto Networks, Inc. (a)	1,956	344,530
Polycom, Inc. (a)	73,530	925,743
VTech Holdings Ltd.	42,800	442,315

		8,898,093

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	272,028	14,208,022
Avnet, Inc.	23,170	992,603
CDW Corp./DE	24,450	1,027,878
Celestica, Inc. (Toronto) (a)	43,490	479,695
China Railway Signal & Communication Corp. Ltd. - Class H (a)(b)	541,120	358,247
Ju Teng International Holdings Ltd.	344,000	163,164
Keysight Technologies, Inc. (a)	35,040	992,683
Largan Precision Co., Ltd.	35,000	2,394,866
Murata Manufacturing Co., Ltd.	14,900	2,143,830
PAX Global Technology Ltd.	642,000	658,672
TTM Technologies, Inc. (a)	70,800	460,908
Vishay Intertechnology, Inc.	92,580	1,115,589

		24,996,157

Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,419	196,592
Alphabet, Inc. - Class A (a)	33,600	26,141,136
Alphabet, Inc. - Class C (a)	43,494	33,006,727
Baidu, Inc. (Sponsored ADR) (a)	14,030	2,652,231
CoStar Group, Inc. (a)	7,520	1,554,309
eBay, Inc. (a)	545,280	14,984,294
Facebook, Inc. - Class A (a)	368,478	38,564,907
Just Dial Ltd.	17,190	217,823
Moneysupermarket.com Group PLC	176,860	956,740
Pandora Media, Inc. (a)	31,934	428,235
Tencent Holdings Ltd.	245,700	4,817,108
Yandex NV - Class A (a)	16,520	259,694

		123,779,796

IT Services - 2.8%
Amadeus IT Holding SA - Class A	50,600	2,230,175
Amdocs Ltd.	297,132	16,214,494
Booz Allen Hamilton Holding Corp.	34,210	1,055,379
CGI Group, Inc. - Class A (a)	11,900	476,447
Fiserv, Inc. (a)	176,600	16,151,836
Fujitsu Ltd.	629,000	3,139,413
Genpact Ltd. (a)	20,340	508,093
HCL Technologies Ltd.	109,630	1,418,686

Company	Shares	U.S. $ Value
Obic Co., Ltd.	17,600	$931,649
PayPal Holdings, Inc. (a)	54,843	1,985,317
QIWI PLC (Sponsored ADR)	12,780	229,401
SCSK Corp.	24,800	996,436
Tata Consultancy Services Ltd.	62,690	2,298,229
Vantiv, Inc. - Class A (a)	27,665	1,311,874
VeriFone Systems, Inc. (a)	20,333	569,731
Visa, Inc. - Class A	460,000	35,673,000
Wirecard AG	90,390	4,518,145
Worldpay Group PLC (a)(b)	308,592	1,397,989
Xerox Corp.	2,287,361	24,314,647

		115,420,941

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	119,830	343,912
Advanced Semiconductor Engineering, Inc.	1,306,000	1,500,229
Advanced Semiconductor Engineering, Inc. (ADR)	53,950	305,896
Applied Materials, Inc.	1,609,384	30,047,199
ASML Holding NV	49,840	4,428,358
Cavium, Inc. (a)	12,427	816,578
Chipbond Technology Corp.	111,000	159,590
Cypress Semiconductor Corp. (a)	92,470	907,131
Fairchild Semiconductor International, Inc. (a)	71,440	1,479,522
Hua Hong Semiconductor Ltd. (a)(b)	294,000	284,723
Infineon Technologies AG	172,420	2,513,661
King Yuan Electronics Co., Ltd.	162,000	105,744
Kinsus Interconnect Technology Corp.	172,000	347,688
Lam Research Corp.	8,100	643,302
Mellanox Technologies Ltd. (a)	8,474	357,094
Novatek Microelectronics Corp.	1,112,000	4,329,098
ON Semiconductor Corp. (a)	110,935	1,087,163
Radiant Opto-Electronics Corp.	67,000	152,470
SCREEN Holdings Co., Ltd.	447,000	3,290,247
Sumco Corp.	248,100	1,871,790
Taiwan Semiconductor Manufacturing Co., Ltd.	963,000	4,154,614
Tokyo Electron Ltd.	24,500	1,484,328

		60,610,337

Software - 3.5%
ANSYS, Inc. (a)	221,700	20,507,250
Aspen Technology, Inc. (a)	15,777	595,740
Atlassian Corp. PLC - Class A (a)	19,206	577,716
Cadence Design Systems, Inc. (a)	60,303	1,254,905
Check Point Software Technologies Ltd. (a)	48,090	3,913,565
Constellation Software, Inc./Canada	13,640	5,686,669
Dassault Systemes	51,370	4,106,045
Guidewire Software, Inc. (a)	18,227	1,096,536
HubSpot, Inc. (a)	16,810	946,571
Microsoft Corp.	1,046,836	58,078,461
Mobileye NV (a)	163,497	6,912,653
NCSoft Corp.	8,240	1,485,470
NetSuite, Inc. (a)	12,305	1,041,249
NICE-Systems Ltd.	21,647	1,243,832
Nintendo Co., Ltd.	13,200	1,815,133
Oracle Corp.	431,565	15,765,069

Company	Shares	U.S. $ Value
Oracle Corp. Japan	119,300	$5,554,608
Qlik Technologies, Inc. (a)	26,980	854,187
Sage Group PLC (The)	54,070	480,415
SAP SE	8,987	713,146
ServiceNow, Inc. (a)	87,856	7,604,816
SolarWinds, Inc. (a)	8,011	471,848
Tableau Software, Inc. - Class A (a)	10,328	973,104
Take-Two Interactive Software, Inc. (a)	32,967	1,148,570
Ultimate Software Group, Inc. (The) (a)	6,311	1,233,864
Verint Systems, Inc. (a)	15,050	610,428

		144,671,850

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc. (c)	634,805	66,819,574
Hewlett Packard Enterprise Co.	945,200	14,367,040
HP, Inc.	945,200	11,191,168
NCR Corp. (a)	44,800	1,095,808
Samsung Electronics Co., Ltd.	5,870	6,260,836
Samsung Electronics Co., Ltd. (GDR) (b)	149	68,838
Samsung Electronics Co., Ltd. (Preference Shares)	410	378,999

		100,182,263

		578,559,437

Financials - 10.8%
Banks - 5.3%
Associated Banc-Corp.	33,110	620,813
Australia & New Zealand Banking Group Ltd.	22,770	459,493
Axis Bank Ltd.	85,750	579,243
Banca Popolare dell’Emilia Romagna SC	187,980	1,425,854
Banco Davivienda SA (Preference Shares)	45,049	309,362
Banco do Brasil SA	23,800	88,146
Banco Macro SA (ADR) (a)	4,400	255,728
Bangkok Bank PCL (NVDR)	73,300	309,248
Bank Hapoalim BM	1,067,156	5,508,661
Bank Mandiri Persero Tbk PT	605,000	401,744
Bank of America Corp.	2,444,332	41,138,108
Bank of Baroda	179,730	421,974
Bank of China Ltd. - Class H	3,130,000	1,388,823
Bank of Communications Co., Ltd. - Class H	242,000	169,709
Bank of Queensland Ltd.	460,306	4,643,396
BOC Hong Kong Holdings Ltd.	488,000	1,481,861
China CITIC Bank Corp. Ltd. - Class H (a)	3,161,000	2,037,305
China Construction Bank Corp. - Class H	254,000	173,265
China Development Financial Holding Corp.	608,000	151,652
Chongqing Rural Commercial Bank Co., Ltd. - Class H	798,000	480,317
Citizens Financial Group, Inc.	666,997	17,468,651
Comerica, Inc.	25,960	1,085,907
Credicorp Ltd.	8,786	855,054
Danske Bank A/S	229,840	6,167,133
DBS Group Holdings Ltd.	35,700	418,386
DGB Financial Group, Inc. (a)	27,976	238,328
Erste Group Bank AG (a)	69,790	2,183,734
First Niagara Financial Group, Inc.	69,700	756,245

Company	Shares	U.S. $ Value
First Republic Bank/CA	16,155	$1,067,199
Fulton Financial Corp.	59,190	770,062
Hang Seng Bank Ltd.	95,000	1,809,113
HDFC Bank Ltd. (ADR)	15,900	979,440
Huntington Bancshares, Inc./OH	107,140	1,184,968
IBERIABANK Corp.	8,431	464,295
ICICI Bank Ltd.	48,970	193,159
ICICI Bank Ltd. (Sponsored ADR)	7,800	61,074
Industrial & Commercial Bank of China Ltd. - Class H	306,000	183,422
ING Groep NV	319,200	4,318,787
Itausa - Investimentos Itau SA (Preference Shares)	1,109,900	1,917,898
Kasikornbank PCL	28,200	117,157
Kasikornbank PCL (NVDR)	53,400	221,962
KB Financial Group, Inc. (a)	184,310	5,192,710
Mitsubishi UFJ Financial Group, Inc.	1,514,900	9,383,667
OTP Bank PLC	160,240	3,294,752
Punjab National Bank	129,679	226,058
Resona Holdings, Inc.	148,400	720,665
Seven Bank Ltd.	316,700	1,388,886
Shinhan Financial Group Co., Ltd. (a)	24,330	817,287
Signature Bank/New York NY (a)	8,772	1,345,362
State Bank of India	41,600	140,765
Sumitomo Mitsui Financial Group, Inc.	107,500	4,057,162
SVB Financial Group (a)	9,935	1,181,271
Synovus Financial Corp.	23,830	771,615
Texas Capital Bancshares, Inc. (a)	12,920	638,506
UniCredit SpA	959,300	5,303,672
Union Bank of India	53,360	118,627
US Bancorp	560,800	23,929,336
Webster Financial Corp.	22,284	828,742
Wells Fargo & Co.	974,792	52,989,693
Zions Bancorporation	40,290	1,099,917

		217,935,369

Capital Markets - 0.6%
3i Group PLC	549,890	3,895,315
Affiliated Managers Group, Inc. (a)	6,085	972,140
Amundi SA (a)(b)	27,742	1,301,817
Azimut Holding SpA	68,830	1,710,851
Credit Suisse Group AG (REG) (a)	56,392	1,214,794
E*TRADE Financial Corp. (a)	28,430	842,665
Haitong Securities Co., Ltd. - Class H	39,200	68,744
Lazard Ltd. - Class A	25,850	1,163,509
Partners Group Holding AG	21,570	7,757,309
Stifel Financial Corp. (a)	16,231	687,545
UBS Group AG	193,823	3,760,062

		23,374,751

Consumer Finance - 1.4%
Capital One Financial Corp.	286,100	20,650,698
Discover Financial Services	389,971	20,910,245
Muthoot Finance Ltd.	32,322	87,223
Samsung Card Co., Ltd. (a)	62,520	1,636,762
Shriram Transport Finance Co., Ltd.	20,290	262,735
SLM Corp. (a)	82,170	535,748

Company	Shares	U.S. $ Value
Synchrony Financial (a)	457,823	$13,922,398

		58,005,809

Diversified Financial Services - 0.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	131,400	359,284
Challenger Ltd./Australia	260,630	1,642,589
Euronext NV (b)	22,660	1,162,656
Fubon Financial Holding Co., Ltd.	845,000	1,149,393
GRENKELEASING AG	4,502	898,098
Haci Omer Sabanci Holding AS	101,500	287,733
IG Group Holdings PLC	75,310	890,354
Markit Ltd. (a)	69,340	2,091,988
Power Finance Corp. Ltd.	73,430	221,689
Premium Leisure Corp.	12,228,100	165,578
Voya Financial, Inc.	378,030	13,953,087

		22,822,449

Insurance - 2.3%
Admiral Group PLC	137,077	3,349,559
AIA Group Ltd.	883,200	5,277,190
Allstate Corp. (The)	640,567	39,772,805
American Financial Group, Inc./OH	13,920	1,003,354
Aspen Insurance Holdings Ltd.	24,680	1,192,044
Assicurazioni Generali SpA	185,650	3,391,210
BB Seguridade Participacoes SA	29,600	180,893
CNO Financial Group, Inc.	61,610	1,176,135
Direct Line Insurance Group PLC	259,762	1,557,041
Dongbu Insurance Co., Ltd. (a)	7,480	447,539
Euler Hermes Group	7,174	690,678
First American Financial Corp.	29,340	1,053,306
Hanover Insurance Group, Inc. (The)	11,740	954,932
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	43,990	8,764,435
New China Life Insurance Co., Ltd. - Class H	53,700	225,095
NN Group NV	376,957	13,300,137
PICC Property & Casualty Co., Ltd. - Class H	272,000	537,492
Ping An Insurance Group Co. of China Ltd. - Class H	71,500	393,384
Prudential PLC	171,150	3,855,922
Sampo Oyj - Class A	13,660	693,685
StanCorp Financial Group, Inc.	9,630	1,096,664
T&D Holdings, Inc.	146,500	1,932,853
Validus Holdings Ltd.	25,430	1,177,155
Zurich Insurance Group AG (a)	6,490	1,667,280

		93,690,788

Real Estate Investment Trusts (REITs) - 0.4%
DDR Corp.	42,940	723,109
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	221,740	197,401
GPT Group (The)	400,380	1,386,594
Gramercy Property Trust, Inc.	154,163	1,190,139
LTC Properties, Inc.	23,081	995,714
Mid-America Apartment Communities, Inc.	9,320	846,349
Public Storage	39,820	9,863,414
RLJ Lodging Trust	28,430	614,941

		15,817,661

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	1,632,700	$1,193,459
China Overseas Land & Investment Ltd.	60,000	208,114
China Resources Land Ltd.	104,000	300,945
CIFI Holdings Group Co., Ltd.	1,916,000	424,939
Global Logistic Properties Ltd.	2,243,000	3,387,288
Grupo GICSA SA de CV (a)	416,214	392,438
Hongkong Land Holdings Ltd.	183,400	1,280,642
Huaku Development Co., Ltd.	42,000	75,064
Kaisa Group Holdings Ltd. (a) (d) (e)	422,000	63,708
KWG Property Holding Ltd.	849,500	625,131
MMC Norilsk Nickel PJSC (ADR)	10,440	132,536
Parque Arauco SA	115,281	182,221
Realogy Holdings Corp. (a)	21,010	770,437
SM Prime Holdings, Inc.	431,800	198,568

		9,235,490

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	38,343	839,328
Housing Development Finance Corp., Ltd.	156,270	2,971,641
LIC Housing Finance Ltd.	32,483	249,762

		4,060,731

		444,943,048

Consumer Discretionary - 10.4%
Auto Components - 0.7%
Bridgestone Corp.	77,000	2,641,207
Continental AG	10,080	2,438,451
Dana Holding Corp.	62,810	866,778
Hankook Tire Co., Ltd. (a)	76,820	3,064,023
Lear Corp.	8,170	1,003,521
Magna International, Inc. - Class A	264,619	10,732,946
Plastic Omnium SA	36,890	1,172,613
Sumitomo Electric Industries Ltd.	172,400	2,434,430
Tenneco, Inc. (a)	14,900	684,059
Valeo SA	13,683	2,109,571

		27,147,599

Automobiles - 0.6%
Chongqing Changan Automobile Co., Ltd. - Class B	152,500	335,761
Fuji Heavy Industries Ltd.	11,500	473,757
Great Wall Motor Co., Ltd. - Class H	1,324,000	1,532,641
Honda Motor Co., Ltd.	116,600	3,726,712
Kia Motors Corp. (a)	38,580	1,720,281
Mazda Motor Corp.	178,200	3,677,112
Peugeot SA (a)	560,110	9,818,117
Suzuki Motor Corp.	89,500	2,719,350
Tata Motors Ltd. (Sponsored ADR) (a)	17,424	513,485
Tata Motors Ltd. - Class A (a)	155,326	677,301
Toyota Motor Corp.	9,200	566,526

		25,761,043

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	20,577	$1,374,544
Estacio Participacoes SA	1,500	5,253
Grand Canyon Education, Inc. (a)	29,443	1,181,253
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	25,172	789,646
TAL Education Group (ADR) (a)	136,404	6,338,694

		9,689,390

Hotels, Restaurants & Leisure - 1.5%
Betfair Group PLC	8,470	487,000
Bloomin’ Brands, Inc.	61,620	1,040,762
Buffalo Wild Wings, Inc. (a)	4,913	784,360
Dave & Buster’s Entertainment, Inc. (a)	22,524	940,152
Domino’s Pizza Group PLC	29,370	455,206
Habit Restaurants, Inc. (The) - Class A (a)	23,963	552,587
IMAX China Holding, Inc. (a) (b)	45,900	325,740
McDonald’s Corp.	158,578	18,734,405
Melco International Development Ltd.	289,000	431,748
Merlin Entertainments PLC (b)	181,686	1,218,215
NagaCorp Ltd.	258,000	162,514
Norwegian Cruise Line Holdings Ltd. (a)	20,365	1,193,389
Sodexo SA	16,470	1,609,068
Star Entertainment Grp Ltd. (The)	130,190	477,724
Starbucks Corp.	443,239	26,607,637
Tatts Group Ltd.	790,601	2,510,064
William Hill PLC	149,180	870,628
Wyndham Worldwide Corp.	16,182	1,175,622
Yum! Brands, Inc.	26,830	1,959,932

		61,536,753

Household Durables - 0.4%
Auto Trader Group PLC (a) (b)	255,490	1,665,758
Berkeley Group Holdings PLC	113,370	6,163,189
Even Construtora e Incorporadora SA	104,300	108,193
Helen of Troy Ltd. (a)	8,170	770,022
Meritage Homes Corp. (a)	22,990	781,430
Panasonic Corp.	254,700	2,582,022
PulteGroup, Inc.	62,280	1,109,830
Skyworth Digital Holdings Ltd.	939,752	609,649
Tempur Sealy International, Inc. (a)	20,415	1,438,441

		15,228,534

Internet & Catalog Retail - 0.5%
Ctrip.com International Ltd. (ADR) (a)	15,600	722,748
Expedia, Inc.	4,824	599,606
JD.com, Inc. (ADR) (a)	18,537	598,096
Priceline Group, Inc. (The) (a)	12,944	16,502,953
Shutterfly, Inc. (a)	13,840	616,710
Vipshop Holdings Ltd. (ADR) (a)	62,270	950,863

		19,990,976

Company	Shares	U.S. $ Value
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	229,200	$4,842,338

Media - 2.3%
AMC Networks, Inc. - Class A (a)	16,812	1,255,520
Cable One, Inc.	1,443	625,771
Comcast Corp. - Class A	515,909	29,112,745
CTS Eventim AG & Co. KGaA	64,007	2,537,840
Liberty Global PLC - Series C (a)	80,953	3,300,454
Naspers Ltd. - Class N	25,472	3,481,622
RELX PLC	51,430	907,014
Rightmove PLC	65,270	3,966,459
Scholastic Corp.	15,400	593,824
Sky PLC	28,060	459,980
Surya Citra Media Tbk PT	443,500	98,894
Thomson Reuters Corp.	129,240	4,895,186
Vivendi SA	416,327	8,941,467
Walt Disney Co. (The)	281,173	29,545,659
Wolters Kluwer NV	172,960	5,808,603
WPP PLC	41,570	956,183

		96,487,221

Multiline Retail - 0.7%
B&M European Value Retail SA	752,900	3,159,957
Big Lots, Inc.	23,820	918,023
Dollar General Corp.	343,889	24,715,302
Lotte Shopping Co., Ltd. (a)	1,844	362,749
Matahari Department Store Tbk PT	198,000	250,655
Next PLC	4,200	450,958
Poundland Group PLC	213,270	653,014

		30,510,658

Specialty Retail - 2.3%
Caleres, Inc.	20,940	561,611
Card Factory PLC	91,080	490,355
Children’s Place, Inc. (The)	18,930	1,044,936
Five Below, Inc. (a)	31,139	999,562
GameStop Corp. - Class A	349,352	9,795,830
Home Depot, Inc. (The)	310,000	40,997,500
L Brands, Inc.	78,873	7,557,611
L’Occitane International SA	18,750	36,182
Lithia Motors, Inc. - Class A	11,326	1,208,144
Michaels Cos., Inc. (The) (a)	33,770	746,655
Murphy USA, Inc. (a)	14,130	858,256
Office Depot, Inc. (a)	119,370	673,247
Ross Stores, Inc.	466,141	25,083,047
Select Comfort Corp. (a)	38,703	828,631
Sports Direct International PLC (a)	160,955	1,367,811
Tractor Supply Co.	13,702	1,171,521
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,753	1,434,305
WH Smith PLC	22,500	584,638

		95,439,842

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA	33,925	2,428,112
Cie Financiere Richemont SA (Johannesburg)	98,330	706,549
Crocs, Inc. (a)	74,310	760,934

Company	Shares	U.S. $ Value
Eclat Textile Co., Ltd.	6,240	$85,745
Global Brands Group Holding Ltd. (a)	2,616,000	495,389
HUGO BOSS AG	32,423	2,675,191
NIKE, Inc. - Class B	489,400	30,587,500
Pacific Textiles Holdings Ltd.	435,000	671,088
Pou Chen Corp.	861,000	1,123,537
Samsonite International SA	573,100	1,721,253
Titan Co., Ltd.	64,237	337,628
Yue Yuen Industrial Holdings Ltd.	411,000	1,389,629

		42,982,555

		429,616,909

Health Care - 8.0%
Biotechnology - 1.4%
ACADIA Pharmaceuticals, Inc. (a)	10,810	385,377
Alder Biopharmaceuticals, Inc. (a)	12,099	399,630
Anacor Pharmaceuticals, Inc. (a)	5,520	623,594
Biogen, Inc. (a)(c)	65,352	20,020,585
CSL Ltd.	17,210	1,312,085
DBV Technologies SA (Sponsored ADR) (a)	8,143	295,672
Gilead Sciences, Inc.	322,600	32,643,894
PTC Therapeutics, Inc. (a)	10,552	341,885
Sage Therapeutics, Inc. (a)	8,341	486,280
TESARO, Inc. (a)	7,803	408,253

		56,917,255

Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	19,243	1,267,152
DexCom, Inc. (a)	14,936	1,223,259
Essilor International SA	4,520	563,354
Intuitive Surgical, Inc.(a)	36,300	19,825,608
Medtronic PLC	206,060	15,850,135
Nevro Corp. (a)	17,177	1,159,619
Penumbra, Inc. (a)	5,898	317,371
Sartorius AG (Preference Shares)	4,200	1,097,498
Sirona Dental Systems, Inc. (a)	9,611	1,053,077

		42,357,073

Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	16,379	1,023,032
Aetna, Inc.	212,446	22,969,662
Amsurg Corp. (a)	11,620	883,120
Anthem, Inc.	173,284	24,162,721
Diplomat Pharmacy, Inc. (a)	25,733	880,583
LifePoint Health, Inc. (a)	13,420	985,028
McKesson Corp.	75,808	14,951,612
Molina Healthcare, Inc. (a)	9,360	562,817
Premier, Inc. - Class A (a)	25,652	904,746
Ramsay Health Care Ltd.	34,410	1,692,016
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	243,400	524,626
Sonic Healthcare Ltd.	112,900	1,461,733
Team Health Holdings, Inc. (a)	19,310	847,516

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	293,021	$34,470,990
WellCare Health Plans, Inc. (a)	10,980	858,746

		107,178,948

Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	9,688	3,379,369
ICON PLC (a)	14,235	1,106,060

		4,485,429

Pharmaceuticals - 2.9%
Akorn, Inc. (a)	27,726	1,034,457
Aspen Pharmacare Holdings Ltd. (a)	66,026	1,318,186
GlaxoSmithKline PLC	162,024	3,272,209
GW Pharmaceuticals PLC (ADR) (a)	3,821	265,330
H Lundbeck A/S (a)	47,530	1,622,925
Johnson & Johnson (c)	290,600	29,850,432
Medicines Co. (The) (a)	11,520	430,157
Merck & Co., Inc.	190,872	10,081,859
Novartis AG	69,460	5,974,898
Novo Nordisk A/S - Class B	169,785	9,830,248
Otsuka Holdings Co., Ltd.	77,000	2,735,726
Pfizer, Inc.	1,010,745	32,626,849
Recordati SpA	73,690	1,922,632
Roche Holding AG	31,858	8,828,119
Sanofi	30,010	2,557,504
Shionogi & Co., Ltd.	16,400	741,776
Shire PLC	16,410	1,125,847
Sun Pharmaceutical Industries Ltd.	71,380	881,856
Teva Pharmaceutical Industries Ltd.	76,051	4,961,635

		120,062,645

		331,001,350

Consumer Staples - 7.1%
Beverages - 1.7%
Dr Pepper Snapple Group, Inc.	285,069	26,568,431
Monster Beverage Corp. (a)	83,090	12,377,086
PepsiCo, Inc.	340,507	34,023,460

		72,968,977

Food & Staples Retailing - 2.5%
7-Eleven Malaysia Holdings Bhd	284,470	102,034
Alimentation Couche-Tard, Inc. - Class B	61,650	2,713,812
Costco Wholesale Corp. (c)	144,500	23,336,750
CP ALL PCL	1,035,400	1,129,344
CVS Health Corp.	348,443	34,067,272
Delhaize Group	92,280	8,981,293
Koninklijke Ahold NV	87,295	1,841,350
Kroger Co. (The)	527,711	22,074,151
Lenta Ltd. (GDR) (a)(b)	169,391	1,148,841
Loblaw Cos., Ltd.	10,010	472,684
Magnit PJSC (Sponsored GDR) (b)	18,071	726,780
Metro, Inc.	143,020	4,004,188
Olam International Ltd.	1,608,683	2,061,430

Company	Shares	U.S. $ Value
X5 Retail Group NV (GDR) (a)(b)	35,274	$668,442

		103,328,371

Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	30,998	579,973
Dean Foods Co.	32,230	552,745
First Resources Ltd.	148,000	199,937
Gruma SAB de CV - Class B	172,330	2,424,589
Grupo Lala SAB de CV	671,510	1,553,849
Ingredion, Inc.	12,610	1,208,542
JBS SA	548,600	1,702,484
MHP SA (GDR) (b)	11,550	107,415
Nestle SA	45,940	3,410,366
Salmar ASA	4,639	80,959
Universal Robina Corp.	218,800	863,393
WH Group Ltd. (a)(b)	5,703,500	3,167,066

		15,851,318

Household Products - 0.4%
Henkel AG & Co. KGaA	10,475	1,001,961
Kimberly-Clark Corp.	86,876	11,059,315
LG Household & Health Care Ltd. (a)	390	346,313
Reckitt Benckiser Group PLC	50,412	4,664,434

		17,072,023

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The) - Class A	188,300	16,581,698
Hengan International Group Co., Ltd.	197,500	1,854,155
L’Oreal SA	3,170	533,209
Unilever PLC	22,284	955,809

		19,924,871

Tobacco - 1.6%
Altria Group, Inc.	713,565	41,536,619
British American Tobacco PLC	208,789	11,594,886
Imperial Tobacco Group PLC	175,680	9,278,999
ITC Ltd.	105,300	522,040
Japan Tobacco, Inc.	79,700	2,926,086

		65,858,630

		295,004,190

Industrials - 6.6%
Aerospace & Defense - 2.2%
Airbus Group SE	25,188	1,697,352
Hexcel Corp.	31,482	1,462,339
L-3 Communications Holdings, Inc.	205,588	24,569,822
Northrop Grumman Corp.	153,909	29,059,558
QinetiQ Group PLC	254,750	1,015,359
Raytheon Co.	17,252	2,148,391
Rockwell Collins, Inc.	75,616	6,979,357
Safran SA	105,570	7,252,949
Spirit AeroSystems Holdings, Inc. - Class A (a)	15,830	792,608
TransDigm Group, Inc. (a)	4,850	1,107,982
United Technologies Corp.	136,224	13,087,040

Company	Shares	U.S. $ Value
Zodiac Aerospace	113,215	$2,695,683

		91,868,440

Air Freight & Logistics - 0.0%
bpost SA	32,908	807,476
Expeditors International of Washington, Inc.	18,998	856,810

		1,664,286

Airlines - 1.2%
Delta Air Lines, Inc.	378,885	19,205,681
International Consolidated Airlines Group SA	486,085	4,370,420
Japan Airlines Co., Ltd.	216,100	7,734,841
JetBlue Airways Corp. (a)	407,182	9,222,672
Qantas Airways Ltd. (a)	1,557,109	4,615,381
Ryanair Holdings PLC (Sponsored ADR)	35,358	3,057,053
Turk Hava Yollari AO (a)	102,622	259,572

		48,465,620

Building Products - 0.0%
Lennox International, Inc.	7,450	930,505

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	221,975	3,321,887
Berendsen PLC	39,280	622,705
Regus PLC	435,740	2,141,039

		6,085,631

Construction & Engineering - 0.1%
AECOM (a)	39,335	1,181,230
China Machinery Engineering Corp. - Class H	259,000	188,978
China Railway Group Ltd. - Class H	497,000	376,104
Daelim Industrial Co., Ltd. (a)	9,390	530,213
EMCOR Group, Inc.	20,650	992,026
Granite Construction, Inc.	27,990	1,201,051
Hyundai Engineering & Construction Co., Ltd. (a)	8,810	211,495
IRB Infrastructure Developers Ltd.	140,892	516,829
Quanta Services, Inc. (a)	37,080	750,870

		5,948,796

Electrical Equipment - 0.1%
AMETEK, Inc.	18,399	986,002
Regal Beloit Corp.	16,390	959,143

		1,945,145

Industrial Conglomerates - 0.9%
Bidvest Group Ltd. (The)	24,020	509,829
Carlisle Cos., Inc.	14,146	1,254,609
Danaher Corp.	330,639	30,709,750
Jardine Strategic Holdings Ltd.	49,200	1,341,069
Rheinmetall AG	26,290	1,747,544
SM Investments Corp.	18,488	337,730

		35,900,531

Machinery - 0.8%
Hoshizaki Electric Co., Ltd.	27,500	1,709,545
IDEX Corp.	18,144	1,390,012

Company	Shares	U.S. $ Value
IHI Corp.	617,000	$1,703,227
ITT Corp.	538,419	19,555,378
JTEKT Corp.	168,500	2,758,023
KION Group AG (a)	17,890	887,123
Lincoln Electric Holdings, Inc.	17,844	925,925
Middleby Corp. (The) (a)	10,392	1,120,985
Oshkosh Corp.	23,670	924,077
Valmont Industries, Inc.	2,853	302,475
Wabtec Corp./DE	5,947	422,951

		31,699,721

Marine - 0.0%
Kirby Corp. (a)	19,354	1,018,408

Professional Services - 0.4%
Adecco SA (REG) (a)	69,690	4,769,771
Bureau Veritas SA	187,524	3,737,613
Capita PLC	222,559	3,959,882
Experian PLC	54,380	961,134
Robert Half International, Inc.	23,740	1,119,104
Teleperformance	33,855	2,846,780

		17,394,284

Road & Rail - 0.5%
CAR, Inc. (a)	321,000	528,958
Central Japan Railway Co.	41,400	7,349,902
Genesee & Wyoming, Inc. - Class A (a)	17,346	931,307
Globaltrans Investment PLC (Sponsored GDR) (a)(b)	25,470	115,888
Ryder System, Inc.	15,060	855,860
Union Pacific Corp.	154,245	12,061,959

		21,843,874

Trading Companies & Distributors - 0.2%
Brenntag AG	26,810	1,397,008
Bunzl PLC	30,400	843,427
MRC Global, Inc. (a)	81,060	1,045,674
United Rentals, Inc. (a)	13,733	996,192
Watsco, Inc.	9,130	1,069,397
WESCO International, Inc. (a)	14,910	651,269

		6,002,967

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	157,790	1,393,829

		272,162,037

Materials - 3.5%
Chemicals - 2.4%
A. Schulman, Inc.	25,520	781,933
Arkema SA	28,860	2,020,159
CF Industries Holdings, Inc.	648,092	26,448,635
Chr Hansen Holding A/S	71,670	4,482,984
Covestro AG (a)(b)	41,915	1,532,112
Croda International PLC	10,160	455,218
Essentra PLC	300,849	3,667,381

Company	Shares	U.S. $ Value
Fufeng Group Ltd.	135,000	$60,717
Givaudan SA (a)	1,710	3,103,583
Huntsman Corp.	62,100	706,077
Incitec Pivot Ltd.	202,463	578,525
JSR Corp.	104,100	1,622,330
Koninklijke DSM NV	35,341	1,772,189
LG Chem Ltd. (a)	3,120	861,379
Lotte Chemical Corp. (a)	12,890	2,630,168
LyondellBasell Industries NV - Class A	303,633	26,385,708
PolyOne Corp.	35,815	1,137,484
Sherwin-Williams Co. (The)	73,300	19,028,680

		97,275,262

Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	28,610	92,828
Grasim Industries Ltd. (GDR) (b)	3,711	210,156
Martin Marietta Materials, Inc.	5,999	819,343

		1,122,327

Containers & Packaging - 1.0%
Amcor Ltd./Australia	42,880	416,589
Avery Dennison Corp.	11,290	707,431
Ball Corp.	323,055	23,495,790
Graphic Packaging Holding Co.	47,510	609,553
Sealed Air Corp.	341,594	15,235,093

		40,464,456

Metals & Mining - 0.0%
Novolipetsk Steel OJSC (GDR) (b)	49,680	422,790
Severstal PAO (GDR) (b)	19,970	166,848
Steel Dynamics, Inc.	34,210	611,333

		1,200,971

Paper & Forest Products - 0.1%
Mondi PLC	76,808	1,505,493
Nine Dragons Paper Holdings Ltd.	1,704,000	1,000,626

		2,506,119

		142,569,135

Energy - 2.6%
Energy Equipment & Services - 0.4%
Oceaneering International, Inc.	17,559	658,814
RPC, Inc.	63,220	755,479
Schlumberger Ltd. (c)	182,300	12,715,425

		14,129,718

Oil, Gas & Consumable Fuels - 2.2%
BG Group PLC	266,676	3,865,691
Concho Resources, Inc. (a)	7,464	693,107
Cosan SA Industria e Comercio	31,100	196,994
EOG Resources, Inc.	281,926	19,957,542
Gazprom PAO (Sponsored ADR)	64,190	235,577
Hess Corp.	253,218	12,276,009
JX Holdings, Inc.	2,324,000	9,754,014

Company	Shares	U.S. $ Value
KazMunaiGas Exploration Production JSC (GDR) (b)	16,290	$121,198
LUKOIL PJSC (Sponsored ADR)	52,464	1,698,331
LUKOIL PJSC (London) (Sponsored ADR)	86,886	2,822,491
Murphy Oil Corp.	593,785	13,330,473
Petroleo Brasileiro SA (Preference Shares) (a)	96,700	161,860
Petronet LNG Ltd.	144,842	558,853
QEP Resources, Inc.	72,880	976,592
Royal Dutch Shell PLC - Class B	52,200	1,189,686
SM Energy Co.	32,480	638,557
Tatneft PAO (Sponsored ADR)	14,310	378,356
TOTAL SA	103,587	4,643,947
Valero Energy Corp.	228,489	16,156,457
Woodside Petroleum Ltd.	137,110	2,856,544

		92,512,279

		106,641,997

Utilities - 1.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	306,828	17,878,868
Edison International (c)	328,429	19,446,281
EDP - Energias de Portugal SA	1,258,030	4,533,109
Electricite de France SA	149,850	2,206,912
Korea Electric Power Corp. (a)	10,290	435,959
PNM Resources, Inc.	39,490	1,207,209
PPL Corp.	624,532	21,315,277
Westar Energy, Inc.	24,500	1,039,045

		68,062,660

Gas Utilities - 0.0%
Southwest Gas Corp.	18,460	1,018,254

Independent Power and Renewable Electricity Producers - 0.1%
Huadian Power International Corp., Ltd. - Class H	960,000	622,422
Huaneng Power International, Inc. - Class H	4,080,000	3,498,890
NTPC Ltd.	178,980	391,832
TerraForm Global, Inc.	204,842	1,145,067

		5,658,211

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	52,700	250,986
Cia de Saneamento de Minas Gerais-COPASA	28,400	111,355

		362,341

		75,101,466

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,555,863	5,626,375
BT Group PLC	670,870	4,658,234
HKT Trust & HKT Ltd. - Class SS	1,032,000	1,318,289
Nippon Telegraph & Telephone Corp.	336,000	13,372,166
Singapore Telecommunications Ltd.	423,800	1,111,394
Telefonica Brasil SA (Preference Shares)	180,439	1,623,225
Telenor ASA	75,270	1,254,643
Telstra Corp., Ltd.	147,680	600,126

Company	Shares	U.S. $ Value
Verizon Communications, Inc.	302,411	$13,977,436

		43,541,888

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	136,000	1,530,829
Tower Bersama Infrastructure Tbk PT (a)	3,527,600	1,492,236
Vodafone Group PLC	1,361,416	4,414,755

		7,437,820

		50,979,708

Total Common Stocks (cost $2,337,552,571)		2,726,579,277

INVESTMENT COMPANIES - 6.7%
Funds and Investment Trusts - 6.7%
AB Pooling Portfolios-Multi-Asset Real Return Portfolio (f)	39,667,770	224,122,900
iShares Core MSCI Emerging Markets ETF JDR	1,328,982	52,348,601

Total Investment Companies (cost $367,395,291)		276,471,501

WARRANTS - 0.0%
Industrials - 0.0%
Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG, expiring 7/31/17 (a)	271,030	100,382

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd., expiring 10/14/16 (a)	52,500	1,321

Total Warrants (cost $101,396)		101,703

SHORT-TERM INVESTMENTS - 27.1%
Investment Companies - 27.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.30% (f)(g) (cost $1,118,909,839)	1,118,909,839	1,118,909,839

	Principal Amount (000)
U.S. Treasury Bills - 0.0%
U.S. Treasury Bill, (cost $1,499,748)	$1,500	1,499,748

Total Short-Term Investments (cost $1,120,409,587)		1,120,409,587

Company	U.S. $ Value
Total Investments - 99.8% (cost $3,825,458,845) (h)	$4,123,562,068
Other assets less liabilities - 0.2%	6,923,835

Net Assets - 100.0%	$4,130,485,903

FUTURES
Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Futures	7,429	March 2016	$257,534,769	$264,971,098	$7,436,329
Mini MSCI EAFE Futures	139	March 2016	11,726,148	11,802,490	76,342
Mini MSCI Emerging Market Futures	56	March 2016	2,215,257	2,205,000	(10,257)
TOPIX Index Futures	1,955	March 2016	258,303,767	251,704,522	(6,599,245)
U.S. Long Bond (CBT) Futures	16	March 2016	2,457,149	2,460,000	2,851
U.S. T-Note 10 Yr (CBT) Futures	2,951	March 2016	372,383,680	371,549,344	(834,336)
U.S. T-Note 5 Yr (CBT) Futures	794	March 2016	94,170,511	93,946,329	(224,182)
U.S. Ultra Bond (CBT) Futures	175	March 2016	27,554,555	27,770,312	215,757
Sold Contracts
FTSE 100 Index Futures	1,692	March 2016	147,115,507	154,599,593	(7,484,086)
Hang Seng Index Futures	512	January 2016	73,547,824	72,373,211	1,174,613
Russell 2000 Mini Futures	180	March 2016	20,722,580	20,367,000	355,580
S&P 500 E Mini Index Futures	2,246	March 2016	230,286,135	228,575,420	1,710,715
S&P Mid 400 E Mini Futures	134	March 2016	18,727,869	18,672,900	54,969
SPI 200 Futures	1,534	March 2016	137,425,053	146,910,239	(9,485,186)

					$(13,610,136)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	12,805	USD	9,722	2/18/16	$466,328
Bank of America, NA	USD	11,622	AUD	16,351	2/18/16	267,601
Bank of America, NA	USD	21,107	SEK	181,526	2/18/16	423,994
Barclays Bank PLC	CNY	46,419	USD	7,232	2/18/16	174,494
Barclays Bank PLC	ILS	40,625	USD	10,407	2/18/16	(41,499)
Barclays Bank PLC	SEK	78,705	USD	9,221	2/18/16	(114,691)
BNP Paribas SA	AUD	8,062	USD	5,779	2/18/16	(82,707)
BNP Paribas SA	ILS	40,953	USD	10,559	2/18/16	25,391
BNP Paribas SA	JPY	2,118,360	USD	17,470	2/18/16	(170,521)
BNP Paribas SA	USD	18,377	EUR	16,763	2/18/16	(140,196)
Brown Brothers Harriman & Co.	AUD	8,460	USD	6,019	2/18/16	(132,228)
Citibank	USD	7,417	NOK	63,983	2/18/16	(191,904)
Credit Suisse International	AUD	128,476	USD	89,831	2/18/16	(3,586,373)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	NOK	54,214	USD	6,249	2/18/16	$127,020
Deutsche Bank AG	EUR	4,150	USD	4,536	2/18/16	21,394
Deutsche Bank AG	MXN	56,049	USD	3,214	2/18/16	(28,191)
Deutsche Bank AG	USD	16,111	CHF	15,834	2/18/16	(272,739)
Deutsche Bank AG	USD	10,965	GBP	7,308	2/18/16	(190,677)
Deutsche Bank AG	USD	4,643	ILS	18,058	2/18/16	1,473
Deutsche Bank AG	USD	6,917	JPY	832,203	2/18/16	12,761
Goldman Sachs Bank USA	BRL	8,898	USD	2,279	1/05/16	29,634
Goldman Sachs Bank USA	USD	2,273	BRL	8,898	1/05/16	(23,697)
Goldman Sachs Bank USA	USD	3,104	KRW	3,673,842	2/18/16	18,243
HSBC Bank USA	AUD	138,936	USD	97,462	2/18/16	(3,560,915)
HSBC Bank USA	GBP	23,663	USD	36,029	2/18/16	1,141,466
HSBC Bank USA	HKD	41,540	USD	5,362	2/18/16	26
HSBC Bank USA	KRW	3,173,224	USD	2,696	2/18/16	(950)
HSBC Bank USA	USD	16,775	AUD	23,292	2/18/16	160,781
HSBC Bank USA	USD	6,347	JPY	783,156	2/18/16	174,577
JPMorgan Chase Bank	USD	8,291	CHF	8,403	2/18/16	113,995
JPMorgan Chase Bank	USD	8,794	JPY	1,064,212	2/18/16	68,315
Morgan Stanley & Co., Inc.	CAD	4,183	USD	3,136	2/18/16	112,963
Morgan Stanley & Co., Inc.	EUR	13,126	USD	14,562	2/18/16	281,887
Morgan Stanley & Co., Inc.	EUR	13,165	USD	14,019	2/18/16	(303,752)
Morgan Stanley & Co., Inc.	GBP	6,114	USD	9,279	2/18/16	264,598
Morgan Stanley & Co., Inc.	USD	5,734	AUD	7,876	2/18/16	(7,420)
Morgan Stanley & Co., Inc.	USD	21,053	GBP	14,153	2/18/16	(186,527)
Morgan Stanley & Co., Inc.	USD	6,993	JPY	859,843	2/18/16	167,637
Morgan Stanley & Co., Inc.	USD	1,889	SEK	16,388	2/18/16	54,683
Royal Bank of Canada	USD	3,733	CAD	5,177	2/18/16	8,590
Royal Bank of Scotland PLC	JPY	1,657,021	USD	13,626	2/18/16	(172,911)
Royal Bank of Scotland PLC	KRW	7,519,205	USD	6,579	2/18/16	188,070
Royal Bank of Scotland PLC	TWD	72,218	USD	2,222	2/18/16	34,008
Standard Chartered Bank	BRL	5,244	USD	1,343	1/05/16	17,465
Standard Chartered Bank	USD	1,320	BRL	5,244	1/05/16	5,256
Standard Chartered Bank	BRL	5,244	USD	1,306	2/02/16	(6,199)
Standard Chartered Bank	CHF	4,816	USD	4,864	2/18/16	47,190
Standard Chartered Bank	CNY	52,333	USD	8,090	2/18/16	133,076
Standard Chartered Bank	JPY	246,385	USD	2,047	2/18/16	(4,632)
Standard Chartered Bank	KRW	1,391,890	USD	1,204	2/18/16	21,066
Standard Chartered Bank	USD	7,336	CNY	48,300	2/18/16	7,560
Standard Chartered Bank	USD	4,472	INR	298,814	2/18/16	14,664
Standard Chartered Bank	USD	240,777	JPY	29,241,720	2/18/16	2,729,567
State Street Bank & Trust Co.	CHF	11,863	USD	11,959	2/18/16	92,607
State Street Bank & Trust Co.	EUR	126,859	USD	138,243	2/18/16	228,739
State Street Bank & Trust Co.	HKD	69,352	USD	8,949	2/18/16	(2,534)
State Street Bank & Trust Co.	USD	2,782	AUD	3,910	2/18/16	61,070
State Street Bank & Trust Co.	USD	4,608	CAD	6,424	2/18/16	34,723
State Street Bank & Trust Co.	USD	4,428	CHF	4,392	2/18/16	(34,287)
State Street Bank & Trust Co.	USD	22,404	EUR	20,559	2/18/16	(37,070)
State Street Bank & Trust Co.	USD	6,531	GBP	4,294	2/18/16	(199,854)
State Street Bank & Trust Co.	USD	5,229	HKD	40,518	2/18/16	1,068
State Street Bank & Trust Co.	USD	914	NOK	8,042	2/18/16	(6,272)
State Street Bank & Trust Co.	USD	5,124	SEK	43,050	2/18/16	(17,943)
UBS AG	BRL	14,142	USD	3,776	1/05/16	201,890
UBS AG	USD	3,622	BRL	14,142	1/05/16	(47,099)
UBS AG	EUR	4,543	USD	4,982	2/18/16	39,137
UBS AG	EUR	1,651	USD	1,795	2/18/16	(1,060)
UBS AG	HKD	13,485	USD	1,741	2/18/16	(97)
UBS AG	USD	5,306	CHF	5,215	2/18/16	(89,380)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	35,185	GBP	22,977	2/18/16	$(1,308,724)

						$(2,988,042)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $16,171,519 or 0.4% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $482,280,137 and gross unrealized depreciation of investments was $(184,176,914), resulting in net unrealized appreciation of $298,103,223.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$503,848,552		$74,710,885		$	– 0	–	$578,559,437
Financials	295,819,674		149,059,666			63,708		444,943,048
Consumer Discretionary	324,465,311		105,151,598			– 0	–	429,616,909
Health Care	276,294,606		54,706,744			– 0	–	331,001,350
Consumer Staples	236,559,283		58,444,907			– 0	–	295,004,190
Industrials	196,415,189		75,746,848			– 0	–	272,162,037
Materials	117,592,000		24,977,135			– 0	–	142,569,135
Energy	81,716,077		24,925,920			– 0	–	106,641,997
Utilities	63,050,001		12,051,465			– 0	–	75,101,466
Telecommunication Services	15,295,725		35,683,983			– 0	–	50,979,708
Investment Companies	276,471,501		– 0	–		– 0	–	276,471,501
Warrants	1,321		100,382			– 0	–	101,703
Short-Term Investments:
Investment Companies	1,118,909,839		– 0	–		– 0	–	1,118,909,839
U.S. Treasury Bills	– 0	–	1,499,748			– 0	–	1,499,748

Total Investments in Securities	3,506,439,079		617,059,281			63,708		4,123,562,068
Other Financial Instruments*:
Assets:
Futures	2,416,214		8,610,942			– 0	–	11,027,156

Investments in Securities:	Level 1		Level 2	Level 3		Total
Forward Currency Exchange Contracts	– 0	–	7,975,007	– 0	–	7,975,007
Liabilities:
Futures	(1,068,775)		(23,568,517)	– 0	–	(24,637,292)
Forward Currency Exchange Contracts	– 0	–	(10,963,049)	– 0	–	(10,963,049)

Total^	$3,507,786,518		$599,113,664	$63,708		$4,106,963,890

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/15	$71,244		$71,244
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(7,536)		(7,536)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$63,708		$63,708

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(7,536)		$(7,536)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 70.2%
Long-Term Municipal Bonds - 70.2%
Alabama - 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,656,276
Birmingham Water Works Board
Series 2010A
5.00%, 1/01/24	3,650	4,240,570

		7,896,846

Arizona - 4.4%
City of Phoenix Civic Improvement Corp.
Series 2014B
5.00%, 7/01/22	8,275	10,007,454
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2010C
5.00%, 7/01/24	5,305	6,112,633
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,750,457
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	11,135,984
Maricopa County Community College District
Series 2012
4.00%, 7/01/16	8,440	8,590,738
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	2,025,488
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	27,761,340
Scottsdale Municipal Property Corp. (Scottsdale Municipal Property Corp. Excise Tax)
Series 2015
5.00%, 7/01/20	6,105	7,080,457

		80,464,551

California - 2.1%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	8,303,420
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,158,875
Series 2010C
5.00%, 5/01/19	730	823,557
NATL Series 2006-32F
5.25%, 5/01/18	680	748,898
State of California
Series 2014
5.00%, 10/01/29	50	60,145

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 8/01/22-3/01/26	$3,500	$4,300,906
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/17	7,675	8,109,712
Series 2015O
5.00%, 5/01/22	12,400	15,065,504

		38,571,017

Colorado - 1.4%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	348,711
Series 2011A
5.25%, 11/15/18	13,135	14,562,512
5.50%, 11/15/19	4,375	5,005,569
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/19 (a)	1,000	1,081,160
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,235,360
5.125%, 1/15/23	2,000	2,221,480

		25,454,792

Connecticut - 0.4%
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,709,156

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	10,795,531

Florida - 7.6%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	8,340,110
Citizens Property Insurance Corp.
Series 2010A-1
5.25%, 6/01/17	2,855	3,026,043
Series 2012A
5.00%, 6/01/22	7,660	9,044,545
Series 2012A-1
5.00%, 6/01/21	10,490	12,222,423
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	16,847,669
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,958,000

	Principal Amount (000)	U.S. $ Value
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/18-10/01/20	$8,235	$9,294,987
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,898,323
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	8,258,523
County of Orange FL (County of Orange FL Public Svc Tax)
Series 2013
5.00%, 10/01/16	2,650	2,738,484
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19	2,420	2,748,297
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/16	22,515	22,941,434
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	5,430	5,547,397
Florida’s Turnpike Enterprise
Series 2015B
5.00%, 7/01/20-7/01/24	18,145	21,452,953
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	2,640	2,681,659
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,598,054
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,857,968
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	300	306,753
Series 2010D
5.00%, 7/01/16	2,170	2,218,847

		137,982,469

Georgia - 0.6%
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,229,705

Hawaii - 2.3%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24	5,800	6,850,090
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	12,045,355
University of Hawaii
Series 2016

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/22-10/01/26 (b)	$18,785	$21,969,795

		40,865,240

Illinois - 4.1%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	2,285	2,519,487
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	33,165,247
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008A
5.00%, 6/01/21	4,685	5,035,391
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,741,176
State of Illinois
Series 2010
5.00%, 1/01/18	160	168,307
Series 2012
5.00%, 8/01/21	1,665	1,833,698
Series 2013
5.00%, 7/01/21	1,345	1,480,132
Series 2013A
5.00%, 4/01/20	1,670	1,815,724
Series 2014
5.00%, 5/01/24-5/01/28	8,350	9,130,013
NATL Series 2001
5.375%, 4/01/16	3,540	3,577,913
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/18	9,655	10,483,978
Series 2013
4.00%, 6/15/16	3,300	3,349,863

		74,300,929

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	3,207,478

Louisiana - 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30	1,550	1,585,743
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/17-9/01/19	9,705	10,597,824

		12,183,567

Maryland - 0.1%
Washington Suburban Sanitary Commission
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/17	$1,705	$1,807,402

Massachusetts - 4.5%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25	8,750	10,276,787
Series 2013B
5.00%, 8/01/17	32,490	34,634,990
NATL Series 2000F
0.495%, 12/01/30 (c)	1,975	1,822,548
NATL Series 2000G
0.495%, 12/01/30 (c)	5,600	5,168,111
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	6,052,146
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2004A
5.25%, 2/01/16	2,695	2,705,295
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,802,160
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,834,063
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/21	5,385	6,423,874

		80,719,974

Michigan - 2.7%
City of Detroit MI Water Supply System Revenue
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,715,266
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	12,200,915
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/22 (d)	17,180	17,615,341
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28 (b)	5,080	6,015,548
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	2,000	2,376,680

		48,923,750

	Principal Amount (000)	U.S. $ Value
Minnesota - 0.2%
Minneapolis Special School District No 1 COP
Series 2013D
5.00%, 2/01/16	$2,910	$2,920,563

Mississippi - 1.2%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010C
5.00%, 8/01/22-8/01/23	11,105	12,659,190
Series 2010D
5.00%, 8/01/23	7,530	8,571,700

		21,230,890

Missouri - 0.3%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	5,980	6,121,427

Nebraska - 0.4%
Omaha Public Power District
Series 2011C
5.00%, 2/01/24	6,420	7,512,877

Nevada - 0.4%
Clark County School District
NATL Series 2006C
5.00%, 6/15/21	4,285	4,530,959
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,153,108
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,387,420

		8,071,487

New Jersey - 3.5%
New Jersey Economic Development Authority
Series 2008W
5.00%, 3/01/17 (Pre-refunded/ETM)	1,050	1,103,235
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	4,505	4,861,526
Series 2011EE
5.00%, 9/01/18 (Pre-refunded/ETM)	3,625	4,002,616
5.25%, 9/01/19 (Pre-refunded/ETM)	2,465	2,814,044
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2008W
5.00%, 3/01/17	460	476,762
Series 2010DD-1
5.00%, 12/15/17	180	190,303
Series 2011EE
5.00%, 9/01/18	1,315	1,399,883
5.25%, 9/01/19	915	996,280
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,080,747

	Principal Amount (000)	U.S. $ Value
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	$4,265	$4,678,108
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18	7,500	7,939,500
New Jersey Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	19,703,573
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,449,829

		63,696,406

New York - 9.6%
City of New York NY
Series 2010B
5.00%, 8/01/17	6,250	6,661,625
Series 2013B
5.00%, 8/01/19	3,860	4,365,197
Series 2013H
5.00%, 8/01/25	2,510	3,070,006
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	13,340,672
Series 2015A
5.00%, 8/01/23	7,220	8,802,335
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	20,444,637
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	16,643,232
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/22	8,495	10,274,448
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	24,341,289
Series 2014C
5.00%, 11/01/28	10,665	12,806,852
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM)	5	5,998
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	19,259,086
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	31,472,267
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.055%, 3/01/27 (c)	2,080	1,994,720

		173,482,364

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	$5,350	$6,365,495

Ohio - 0.7%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,214,590
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,749,058
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant)
Series 20121-GARVEE
4.00%, 12/15/16	2,825	2,915,852
Series 2014
5.00%, 12/15/21	1,105	1,314,364

		12,193,864

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,179,450

Oregon - 0.4%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26 (Pre-refunded/ETM)	5,105	6,085,313
5.25%, 4/01/26	825	973,376

		7,058,689

Pennsylvania - 3.7%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,928,600
City of Philadelphia PA
Series 2011
5.25%, 8/01/17	2,285	2,437,684
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/19	2,500	2,807,625
Commonwealth of Pennsylvania
Series 20092
5.00%, 4/15/16	5,190	5,257,418
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,994,867
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 2/01/16 (Pre-refunded/ETM)	1,995	2,001,623
5.00%, 2/01/17 (Pre-refunded/ETM)	2,335	2,444,862
5.00%, 8/01/18 (Pre-refunded/ETM)	1,990	2,193,557

	Principal Amount (000)	U.S. $ Value
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	$2,535	$2,564,406
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012B
5.00%, 7/01/22-7/01/23	5,470	5,587,050
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)
Series 2005A
3.75%, 12/01/40	4,570	4,732,281
Pennsylvania Intergovernmental Cooperation Authority
Series 2010
5.00%, 6/15/16-6/15/17	7,000	7,386,550
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,925,025
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,190,286

		66,451,834

Puerto Rico - 0.1%
Puerto Rico Highways & Transportation Authority
NATL Series 2003AA
5.50%, 7/01/17 (Pre-refunded/ETM)	825	882,808
5.50%, 7/01/17	555	572,588

		1,455,396

Texas - 7.7%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,338,870
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	14,157,914
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,551,586
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,603,072
City of Fort Worth TX Water & Sewer System Revenue
Series 2015A
5.00%, 2/15/26	9,505	11,672,995
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	3,109,409
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	747,526
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/21	$2,000	$2,355,440
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,348,000
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,664,835
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	6,086,571
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	2,161,060
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20-8/15/24	10,525	12,193,143
State of Texas
Series 2014
5.00%, 4/01/22	1,790	2,155,697
Texas A&M University
Series 2013B
5.00%, 5/15/16-5/15/23	15,015	16,080,424
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 1/01/18	16,210	16,483,463
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	20,035	24,311,070
University of Texas System (The)
Series 2010A
5.00%, 8/15/22	9,755	11,177,377

		139,198,452

Virginia - 0.8%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,876,624
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2012-12B
5.00%, 9/01/16	2,835	2,919,738
Series 2012B
5.00%, 2/01/22	3,020	3,617,416
Virginia Resources Authority
Series 2012
5.00%, 11/01/16 (Pre-refunded/ETM)	65	67,477
Virginia Resources Authority (Virginia Resources Authority State Lease)
Series 2012
5.00%, 11/01/16	1,450	1,503,650

		14,984,905

Washington - 6.1%
Chelan County Public Utility District No 1
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/22	$7,835	$9,160,682
Series 2011B
5.50%, 7/01/23	5,540	6,539,582
City of Seattle WA Drainage & Wastewater Revenue
Series 2014
5.00%, 5/01/21	1,825	2,161,658
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/21	11,835	13,382,900
Energy Northwest (Bonneville Power Administration)
Series 2010A
5.00%, 7/01/17	1,295	1,376,378
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	17,403,277
Franklin County School District No 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	10,618,160
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	11,330,518
Snohomish County Public Utility District No 1
Series 2010
5.00%, 12/01/19	5,415	6,168,281
Series 2012
5.00%, 12/01/26	6,065	7,146,935
State of Washington
Series 2013R
5.00%, 7/01/21	3,880	4,608,353
Series 20152
5.00%, 7/01/24	3,755	4,656,688
Series 2015R
5.00%, 7/01/23	3,735	4,571,491
State of Washington COP
Series 2015C
5.00%, 7/01/17-7/01/21	9,595	11,077,517

		110,202,420

Wisconsin - 2.5%
State of Wisconsin
Series 2014-1
5.00%, 5/01/16	43,560	44,218,627
Series 20143
5.00%, 11/01/21	1,205	1,439,903

		45,658,530

Total Municipal Obligations (cost $1,214,377,489)		1,269,897,456

	Shares
INVESTMENT COMPANIES - 14.0%
Funds and Investment Trusts - 14.0%
SPDR S&P 500 ETF Trust (cost $249,886,927)	1,238,914	252,602,175

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 0.5%
Financial Institutions - 0.4%
Banking - 0.4%
JPMorgan Chase & Co.
1.35%, 2/15/17	6,035	$6,022,840
Morgan Stanley
Series G
5.45%, 1/09/17	1,425	1,479,218

		7,502,058

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Becton Dickinson and Co.
0.962%, 6/15/16 (e)	1,935	1,934,096

Total Corporates - Investment Grade (cost $9,453,276)		9,436,154

	Shares
SHORT-TERM INVESTMENTS - 16.0%
Investment Companies - 13.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.30% (f)(g) (cost $248,114,530)	248,114,530	248,114,530

	Principal Amount (000)
U.S. Treasury Bills - 2.3%
U.S. Treasury Bill
Zero Coupon, 1/07/16-3/31/16 (d)	27,500	27,496,780
Zero Coupon, 2/18/16-3/31/16 (h)	14,500	14,495,830

Total U.S. Treasury Bills (cost $41,992,610)		41,992,610

Total Short-Term Investments (cost $290,107,140)		290,107,140

Total Investments - 100.7% (cost $1,763,824,832) (i)		1,822,042,925
Other assets less liabilities - (0.7)%		(12,440,597)

Net Assets - 100.0%		$1,809,602,328

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Futures	2,053	March 2016	$71,201,214	$73,224,615	$2,023,401

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Futures	599	March 2016	$49,978,787	$50,861,090	$882,303
Mini MSCI Emerging Market Futures	657	March 2016	25,325,405	25,869,375	543,970
S&P 500 E Mini Futures	473	March 2016	47,276,640	48,137,210	860,570
TOPIX Index Futures	444	March 2016	58,663,361	57,164,607	(1,498,754)
Sold Contracts
FTSE 100 Index Futures	155	March 2016	13,476,893	14,162,492	(685,599)
Hang Seng Index Futures	63	January 2016	9,049,829	8,905,297	144,532
SPI 200 Futures	188	March 2016	16,847,495	18,004,645	(1,157,150)
U.S. Ultra Bond (CBT) Futures	12	March 2016	1,911,735	1,904,250	7,485

					$1,120,758

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	$5,579	AUD	7,850	2/18/16	$128,472
BNP Paribas SA	USD	3,280	EUR	2,992	2/18/16	(25,023)
Credit Suisse International	AUD	20,017	USD	13,996	2/18/16	(558,787)
Deutsche Bank AG	USD	2,176	GBP	1,450	2/18/16	(37,833)
HSBC Bank USA	AUD	21,648	USD	15,185	2/18/16	(554,820)
HSBC Bank USA	USD	1,841	GBP	1,208	2/18/16	(59,653)
Standard Chartered Bank	USD	50,193	JPY	6,095,796	2/18/16	569,012
State Street Bank & Trust Co.	EUR	6,293	USD	6,859	2/18/16	12,354
State Street Bank & Trust Co.	USD	5,959	CHF	5,911	2/18/16	(46,144)
UBS AG	USD	1,926	CHF	1,893	2/18/16	(32,444)
UBS AG	USD	15,465	GBP	10,099	2/18/16	(575,219)

						$(1,180,085)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$45,000	10/23/17	1.658%	CPI	#	$(1,128,731)
Barclays Bank PLC	28,000	10/23/19	1.873%	CPI	#	(986,982)
Barclays Bank PLC	12,000	10/23/26	2.310%	CPI	#	(818,625)
Barclays Bank PLC	10,000	10/23/29	2.388%	CPI	#	(813,176)
Citibank, NA	25,380	12/14/20	1.548%	CPI	#	47,281
Citibank, NA	34,000	10/23/21	2.039%	CPI	#	(1,600,176)
Deutsche Bank AG	10,000	9/04/25	1.818%	CPI	#	387

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	$22,000	10/23/24	2.245%	CPI	#	$(1,396,938)

						$(6,696,960)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	38,350	10/14/22	1.194%	SIFMA	*	$70,624

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	370	LIBOR Plus 0.007%	$791	3/15/16	$(51,912)
Russell 2000 Total Return Index	1,517	LIBOR Minus 0.055%	8,879	3/15/16	(620,618)
Standard and Poor’s Midcap 400 Index	5,286	LIBOR Plus 0.009%	11,283	4/15/16	(725,615)

					$(1,398,145)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the market value of this security amounted to $1,081,160 or 0.1% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of these securities amounted to $8,985,379 or 0.50% of net assets.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,810,124 and gross unrealized depreciation of investments was $(592,031), resulting in net unrealized appreciation of $58,218,093.

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.0% and 0.1%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GARVEE	-	Grant Anticipation Revenue Vehicle
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
SRF	-	State Revolving Fund
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,246,896,650		$23,000,806		$1,269,897,456
Investment Companies		252,602,175		– 0	–	– 0	–	252,602,175
Corporates - Investment Grade		– 0	–	9,436,154		– 0	–	9,436,154
Short-Term Investments
Investment Companies		248,114,530		– 0	–	– 0	–	248,114,530
U.S. Treasury Bills		– 0	–	41,992,610		– 0	–	41,992,610

Total Investments in Securities		500,716,705		1,298,325,414		23,000,806		1,822,042,925
Other Financial Instruments* :
Assets:
Futures		2,294,328		2,167,933		– 0	–	4,462,261
Forward Currency Exchange Contracts		– 0	–	709,838		– 0	–	709,838
Inflation (CPI) Swaps		– 0	–	47,668		– 0	–	47,668
Interest Rate Swaps		– 0	–	70,624		– 0	–	70,624
Liabilities:
Futures		– 0	–	(3,341,503)		– 0	–	(3,341,503)
Forward Currency Exchange Contracts		– 0	–	(1,889,923)		– 0	–	(1,889,923)
Inflation (CPI) Swaps		– 0	–	(6,744,628)		– 0	–	(6,744,628)
Total Return Swaps		– 0	–	(1,398,145)		– 0	–	(1,398,145)

Total+		$503,011,033		$1,287,947,278		$23,000,806		$1,813,959,117

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$23,170,391		$23,170,391
Accrued discounts/(premiums)	(45,815)		(45,815)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(123,770)		(123,770)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$23,000,806		$23,000,806

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(123,770)		$(123,770)

As of December 31, 2015 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.9%
Long-Term Municipal Bonds - 67.9%
California - 56.7%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A
5.00%, 4/01/21	$1,000	$1,166,270
Anaheim Public Financing Authority Series 2015B
5.00%, 10/01/26	1,000	1,239,210
Bay Area Toll Authority Series 2014A
1.00%, 4/01/47	13,160	13,173,423
California Econ Recovery Series 2009A
5.00%, 7/01/17 (Pre-refunded/ETM)	2,115	2,251,164
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	7,417,884
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,832,860
California Educational Facilities Authority (University of the Pacific) Series 2015
5.00%, 11/01/27	2,000	2,379,180
California Infrastructure & Economic Development Bank (Broad Collection(The)) Series 2011A
5.00%, 6/01/21	3,000	3,570,390
California Municipal Finance Authority (Rocketship Education) Series 2015A
4.25%, 3/01/28 (a)	1,000	1,004,590
California State Public Works Board Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,736,160
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,876,583
California State Public Works Board (California State Public Works Board Lease) Series 2013E
5.00%, 6/01/19	3,975	4,484,198
Series 2014A
5.00%, 9/01/30	4,375	5,198,681
California State University Series 2011A
5.25%, 11/01/26	2,035	2,434,878
California Statewide Communities Development Authority (Enloe Medical Center) Series 2015
5.00%, 8/15/28	2,200	2,690,732
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency) Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,603,124
City & County of San Francisco CA Series 2015R
5.00%, 6/15/21	1,075	1,284,550
City & County of San Francisco CA COP

	Principal Amount (000)	U.S. $ Value
Series 2015R
5.00%, 9/01/20-9/01/25	$7,440	$8,802,886
City of Hayward CA COP Series 2015
5.00%, 11/01/22	3,365	4,050,652
City of Long Beach CA Harbor Revenue Series 2010B
5.00%, 5/15/22	2,000	2,318,980
Series 2015A
5.00%, 5/15/21	3,000	3,508,260
NATL Series 1998A
6.00%, 5/15/18	3,305	3,678,465
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
5.00%, 5/15/18	1,000	1,090,040
Series 2010A
5.00%, 5/15/25	1,500	1,739,925
Series 2010D
5.25%, 5/15/28	4,145	4,842,230
City of Oakland CA Series 2015A
5.00%, 1/15/22	1,380	1,644,974
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A
5.00%, 11/01/24	5,385	6,414,881
City of San Jose CA Airport Revenue Series 2014A
5.00%, 3/01/24	1,955	2,337,281
Series 2014B
5.00%, 3/01/26	2,360	2,817,604
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/23	3,500	4,303,845
Corona-Norca Unified School District Series 2015
5.00%, 8/01/18	1,000	1,100,940
County of San Diego CA COP Series 2014A
5.00%, 10/15/27-10/15/28	2,550	3,074,930
Fremont Community Facilities District No 1 Series 2015
5.00%, 9/01/28	1,505	1,697,715
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,707,324
Los Angeles Community College District/CA Series 2015A
5.00%, 8/01/25	1,950	2,429,427
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013C
5.00%, 7/01/19	1,240	1,408,144
Series 2014
5.00%, 7/01/23	2,145	2,649,075

	Principal Amount (000)	U.S. $ Value
Los Angeles Department of Water & Power WTR Series 2013B
5.00%, 7/01/18-7/01/19	$2,000	$2,236,950
Los Angeles Unified School District/CA Series 2010K
5.00%, 7/01/18	6,360	6,999,625
Series 2010KRY
5.25%, 7/01/25	160	186,315
Series 2014C
5.00%, 7/01/27	6,815	8,267,140
Los Angeles Unified School District/CA COP Series 2010B
5.00%, 12/01/16	635	659,702
AMBAC Series 2007
5.00%, 10/01/16	105	108,387
Oakland Unified School District/Alameda County Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,804,560
Peralta Community College District Series 2014A
5.00%, 8/01/27	5,855	7,078,110
Port of Los Angeles Series 2011A
5.00%, 8/01/19	1,500	1,692,945
Port of Oakland Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,432,639
Romoland School District Series 2015
5.00%, 9/01/23	300	345,393
Sacramento City Unified School District/CA Series 2011
5.00%, 7/01/25	2,380	2,745,211
Sacramento County Sanitation Districts Financing Authority Series 2014A
5.00%, 12/01/29	2,000	2,412,120
San Diego County Water Authority Financing Corp. Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,721,933
San Diego Public Facilities Financing Authority Sewer Revenue Series 2009B
5.00%, 5/15/21	1,570	1,761,917
5.00%, 5/15/22 (Pre-refunded/ETM)	5,740	6,492,284
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax)
Series 2010
5.00%, 7/01/27	2,000	2,294,160
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	565,305
Series 2011
5.00%, 5/01/17	2,225	2,345,261
5.25%, 5/01/18	1,015	1,108,004

	Principal Amount (000)	U.S. $ Value
Series 2011G
5.00%, 5/01/24	$2,470	$2,917,292
Series 20122
5.00%, 5/01/27	1,270	1,495,082
NATL Series 2006-32F
5.25%, 5/01/18	675	743,391
San Francisco Community College District Series 2015
5.00%, 6/15/22	5,000	6,063,850
South Placer Wastewater Authority/CA Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,069,551
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	6,038,980
State of California Series 2008
5.00%, 4/01/17	1,635	1,722,816
Series 2011
5.00%, 10/01/20	1,500	1,752,585
Series 2013
5.00%, 10/01/19-2/01/21	7,185	8,273,268
Series 2015
5.00%, 8/01/22	1,840	2,232,472
NATL Series 2007
5.00%, 11/01/23	3,200	3,456,192
State of California Department of Water Resources Power Supply Revenue Series 2010L
5.00%, 5/01/17	12,020	12,700,813
AGM Series 2008H
5.00%, 5/01/17	1,915	2,023,466
University of California Series 2010U
5.00%, 5/15/18	2,555	2,802,017
Series 2012G
5.00%, 5/15/23	7,400	8,935,056
Series 2013A
5.00%, 5/15/48	6,000	7,350,000
Series 2015A
5.00%, 5/15/21	4,000	4,759,000
Upper Santa Clara Valley Joint Powers Authority Series 2011A
5.00%, 8/01/25	1,790	2,105,720
Vista Unified School District Series 2012
5.00%, 8/01/23-8/01/25	4,240	5,085,468
Walnut Energy Center Authority Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,380,422
Whittier Union High School District Series 2015
5.00%, 8/01/21	6,010	7,183,092

		295,309,949

Colorado - 0.4%
Plaza Metropolitan District No 1

	Principal Amount (000)	U.S. $ Value
Series 2013
5.00%, 12/01/22 (a)	$690	$753,404
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.00%, 7/15/22	1,150	1,277,478

		2,030,882

Florida - 0.7%
Citizens Property Insurance Corp. Series 2011A-1
5.00%, 6/01/19	2,035	2,273,990
Florida State Hurricane Catastrophe Fund Finance Corp. Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,500	1,532,430
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/17	150	159,288

		3,965,708

Illinois - 1.3%
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A
5.00%, 4/01/18	550	554,224
State of Illinois Series 2010
5.00%, 1/01/18	160	168,307
Series 2012
5.00%, 8/01/21-8/01/23	1,870	2,066,536
Series 2013A
5.00%, 4/01/20	1,415	1,538,473
Series 2014
5.00%, 5/01/25	2,165	2,389,316

		6,716,856

Massachusetts - 0.6%
Commonwealth of Massachusetts
NATL Series 2000E
0.465%, 12/01/30 (b)	1,925	1,776,415
NATL Series 2000F
0.495%, 12/01/30 (b)	1,250	1,153,511

		2,929,926

Michigan - 1.2%
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) Series 2014D4
5.00%, 7/01/17	3,370	3,568,863
Michigan Finance Authority (Public Lighting Authority) Series 2014B
5.00%, 7/01/25	2,175	2,539,552

		6,108,415

	Principal Amount (000)	U.S. $ Value
New Jersey - 2.7%
New Jersey Economic Development Authority (New Jersey Cigarette Tax) Series 2012
5.00%, 6/15/16	$2,700	$2,739,717
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P
5.00%, 6/15/20	1,350	1,469,097
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/16	4,275	4,391,023
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A
5.00%, 12/15/19	5,000	5,409,650

		14,009,487

New York - 2.7%
New York State Dormitory Authority (New York State Sales Tax) Series 2015A
5.00%, 3/15/18 (c)	12,935	14,074,315

Ohio - 0.3%
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC) Series 2008C
3.95%, 11/01/32	1,445	1,494,246

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.) Series 2012
5.00%, 10/01/19	1,000	996,730

Texas - 0.6%
Central Texas Turnpike System Series 2015A
5.00%, 8/15/42	2,850	3,229,022

Washington - 0.5%
Port of Seattle WA Series 2010C
5.00%, 2/01/18	2,405	2,596,366

Total Long-Term Municipal Bonds (cost $339,555,905)		353,461,902

	Shares
INVESTMENT COMPANIES - 13.9%
Funds and Investment Trusts - 13.9%
SPDR S&P 500 ETF Trust (cost $72,587,014)	353,992	72,175,429

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 0.9%
Financial Institutions - 0.9%
Banking - 0.9%
JPMorgan Chase & Co.
3.15%, 7/05/16	$3,115	$3,147,200
Morgan Stanley
1.75%, 2/25/16	1,559	1,560,801

Total Corporates - Investment Grade (cost $4,708,764)		4,708,001

	Shares
SHORT-TERM INVESTMENTS - 16.0%
Investment Companies - 14.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.30% (d)(e) (cost $73,367,761)	73,367,761	73,367,761

	Principal Amount (000)
U.S. Treasury Bills - 1.9%
U.S. Treasury Bill
0.01%, 3/31/16	$5,100	5,098,406
Zero Coupon, 1/07/16 (c)	5,100	5,099,919

Total U.S. Treasury Bills (cost $10,198,325)		10,198,325

Total Short-Term Investments (cost $83,566,086)		83,566,086

Total Investments - 98.7% (cost $500,417,769) (f)		513,911,418
Other assets less liabilities - 1.3% (g)		6,705,860

Net Assets - 100.0%		$520,617,278

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Futures	591	March 2016	$20,495,025	$21,079,273	$584,248
Mini MSCI EAFE Futures	154	March 2016	12,849,304	13,076,140	226,836
Mini MSCI Emerging Market Futures	191	March 2016	7,362,485	7,520,625	158,140
S&P 500 E Mini Futures	134	March 2016	13,393,254	13,637,180	243,926
TOPIX Index Futures	125	March 2016	16,515,587	16,093,640	(421,947)

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
FTSE 100 Index Futures	42	March 2016	$3,651,804	$3,837,579	$(185,775)
Hang Seng Index Futures	18	January 2016	2,585,666	2,544,371	41,295
SPI 200 Futures	53	March 2016	4,749,559	5,075,777	(326,218)

					$320,505

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	62,045	USD$	516	2/18/16	$(584)
Bank of America, NA	USD	764	GBP	519	2/18/16	296
BNP Paribas SA	EUR	677	USD	736	2/18/16	(536)
Credit Suisse International	AUD	5,869	USD	4,104	2/18/16	(163,834)
Deutsche Bank AG	USD	506	JPY	60,853	2/18/16	933
HSBC Bank USA	AUD	6,347	USD	4,452	2/18/16	(162,671)
HSBC Bank USA	USD	997	GBP	654	2/18/16	(32,296)
Standard Chartered Bank	USD	13,384	JPY	1,625,498	2/18/16	151,732
State Street Bank & Trust Co.	EUR	1,508	USD	1,643	2/18/16	2,960
State Street Bank & Trust Co.	USD	1,674	AUD	2,352	2/18/16	36,741
State Street Bank & Trust Co.	USD	1,937	CHF	1,921	2/18/16	(14,996)
UBS AG	EUR	714	USD	767	2/18/16	(9,919)
UBS AG	USD	4,019	GBP	2,625	2/18/16	(149,505)

						$(341,679)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,000	10/23/29	2.388%	CPI	#	$(81,318)
Barclays Bank PLC	5,000	10/23/26	2.310%	CPI	#	(341,094)
Barclays Bank PLC	10,000	10/23/19	1.873%	CPI	#	(352,493)
Barclays Bank PLC	15,000	10/23/17	1.658%	CPI	#	(376,244)
Citibank, NA	8,000	10/23/21	2.039%	CPI	#	(376,512)
Citibank, NA	7,280	12/14/20	1.548%	CPI	#	13,562
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	155
Goldman Sachs International	7,000	10/23/24	2.245%	CPI	#	(444,480)

						$(1,958,424)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$4,650	11/02/23	1.308%	SIFMA	*	$10,182
JPMorgan Chase Bank, NA	5,500	10/14/22	1.194%	SIFMA	*	10,129

						$20,311

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Russell 2000 Total Return Index	425	LIBOR Minus 0.055%	USD	2,488	3/15/16	$173,871
Standard and Poor’s Midcap 400 Index	1,584	LIBOR Plus 0.009%		3,381	4/15/16	217,438

						$391,309

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $1,757,994 or 0.3% of net assets.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of these securities amounted to $2,929,926 or 0.56% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,303,640 and gross unrealized depreciation of investments was $(809,991), resulting in net unrealized appreciation of $13,493,649.
(g)	An amount of U.S. 4,787,566 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.7% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro

GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$346,856,240		$6,605,662		$353,461,902
Investment Companies		72,175,429		– 0	–	– 0	–	72,175,429
Corporates - Investment Grade		– 0	–	4,708,001		– 0	–	4,708,001
Short-Term Investments:
Investment Companies		73,367,761		– 0	–	– 0	–	73,367,761
U.S. Treasury Bills		– 0	–	10,198,325		– 0	–	10,198,325

Total Investments in Securities		145,543,190		361,762,566		6,605,662		513,911,418
Other Financial Instruments* :
Assets:
Futures		628,902		625,543		– 0	–	1,254,445
Forward Currency Exchange Contracts		– 0	–	192,662		– 0	–	192,662
Inflation (CPI) Swaps		– 0	–	13,717		– 0	–	13,717
Interest Rate Swaps		– 0	–	20,311		– 0	–	20,311
Total Return Swaps		– 0	–	391,309		– 0	–	391,309
Liabilities:
Futures		– 0	–	(933,940)		– 0	–	(933,940)
Forward Currency Exchange Contracts		– 0	–	(534,341)		– 0	–	(534,341)
Inflation (CPI) Swaps		– 0	–	(1,972,141)		– 0	–	(1,972,141)

Total^		$146,172,092		$359,565,686		$6,605,662		$512,343,440

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$6,511,077		$6,511,077
Accrued discounts/(premiums)	(11,772)		(11,772)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	106,357		106,357
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	6,605,662		6,605,662

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$106,357		$106,357

As of December 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.0%
Long-Term Municipal Bonds - 65.0%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	$1,000	$1,101,240

Arizona - 0.7%
City of Phoenix Civic Improvement Corp.
(City of Phoenix Civic Improvement - Airport)
Series 2010A
5.00%, 7/01/22	2,575	2,964,598

Colorado - 1.3%
City & County of Denver CO Airport System
Revenue
(Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,724,655
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22 (a)	600	655,134
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,223,046

		5,602,835

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,403,702

Florida - 2.6%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/18	3,500	3,831,135
Citizens Property Insurance Corp.
Series 2012A-1
5.00%, 6/01/21	2,840	3,309,026
County of Lee FL Airport Revenue
(Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,821,595
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,885	1,925,754
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	170	186,347

		11,073,857

Idaho - 0.1%
Idaho Health Facilities Authority
(The Terraces at Boise)
Series 2014
5.25%, 10/01/20	570	570,376

	Principal Amount (000)	U.S. $ Value
Illinois - 1.9%
Illinois Finance Authority
(Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	$475	$478,648
State of Illinois
Series 2010
5.00%, 1/01/18	160	168,307
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,509,591
State of Illinois
(State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	1,685	1,920,344

		8,076,890
Michigan - 1.4%
Michigan Finance Authority
(City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,998,920
New Jersey - 2.6%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2015X
5.00%, 6/15/21	4,555	4,990,002
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,729,084
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,104,274
		10,823,360

New York - 51.3%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	4,013,448
Build NYC Resource Corp.
(Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	1,000	1,091,290
Central Islip Union Free School District
Series 2013
5.00%, 7/15/19	750	848,355
City of New York NY
Series 2010B
5.00%, 8/01/16-8/01/19	5,875	6,162,346
Series 2010H-2
5.00%, 6/01/19	1,220	1,373,671
Series 2014A
5.00%, 8/01/28	1,285	1,545,675
Series 2014J
5.00%, 8/01/27	1,085	1,313,533
City of Yonkers NY

	Principal Amount (000)	U.S. $ Value
AGM Series 2015A
5.00%, 3/15/21	$2,000	$2,332,000
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,338,845
Series 2014A
5.00%, 4/01/25	4,775	5,713,383
Hempstead Town Local Development Corp.
(Hofstra University)
Series 2013
5.00%, 7/01/21	700	819,308
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC/Old)
Series 2014
4.75%, 1/01/20 (b)	450	444,379
Long Island Power Authority
NATL Series 2006A
5.00%, 12/01/19 (Pre-refunded/ETM)	1,335	1,359,898
Metropolitan Transportation Authority
Series 2011C
5.00%, 11/15/25	6,505	7,610,004
Series 2012F
5.00%, 11/15/25	1,000	1,199,860
AMBAC Series 2005A
5.50%, 11/15/16	1,730	1,804,753
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	11,796,963
Nassau County Local Economic Assistance Corp.
(Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,136,390
New York City Industrial Development Agency
(American Airlines, Inc.)
Series 2015B
2.00%, 8/01/28	1,220	1,223,026
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	500	576,315
Series 2011GG
5.00%, 6/15/26	8,070	9,499,036
Series 2015G
5.00%, 6/15/27	2,885	3,542,665
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/18	4,525	5,017,546
Series 2010I-2
5.00%, 11/01/19	2,000	2,279,640
Series 2011B
5.00%, 2/01/21	4,110	4,820,619
Series 2012B
5.00%, 11/01/22	1,710	2,068,194
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,121,890
Series 2014B

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/26	$4,000	$4,864,080
Series 2014C
5.00%, 11/01/17 (Pre-refunded/ETM)	2,360	2,536,434
5.00%, 11/01/17	980	1,054,372
Series 2015C
4.00%, 11/01/17	2,885	3,051,926
5.00%, 11/01/28	2,145	2,606,175
New York Local Government Assistance Corp.
(New York Local Government Assistance Corp. Sales Tax)
Series 2007A
5.00%, 4/01/16	1,030	1,041,835
New York State Dormitory Authority
(Fordham University)
Series 2011B
5.00%, 7/01/41	5,000	5,106,150
New York State Dormitory Authority
(Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	703,992
New York State Dormitory Authority
(New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/24	3,440	3,881,214
AGM Series 2015
5.00%, 10/01/22	2,725	3,249,072
New York State Dormitory Authority
(New York State Sales Tax)
Series 2015-2
5.00%, 3/15/23	6,000	7,321,260
Series 2015A
5.00%, 3/15/21-3/15/23	8,885	10,611,911
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/18	4,635	5,043,251
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,761,256
Series 2014A
5.00%, 2/15/28	2,035	2,429,302
Series 2014C
5.00%, 3/15/29	3,000	3,559,650
New York State Dormitory Authority
(State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,180,200
Series 2015A
5.00%, 7/01/18	3,440	3,762,775
New York State Dormitory Authority
(State University of New York)
Series 2012A
5.00%, 7/01/26	1,965	2,312,766
New York State Energy Research & Development Authority
(New York State Electric & Gas Corp.)
NATL Series 2010C

	Principal Amount (000)	U.S. $ Value
1.16%, 4/01/34 (c)	$3,225	$3,052,382
New York State Environmental Facilities Corp.
(New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	2,031,791
New York State Thruway Authority
(New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,859,584
Series 2012A
5.00%, 4/01/20	1,975	2,278,735
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,822,784
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,228,595
New York State Urban Development Corp.
(State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/18	3,890	4,229,091
Series 2013C
5.00%, 3/15/20	1,970	2,262,900
New York Transportation Development Corp.
(Terminal One Group Association LP)
Series 2015
5.00%, 1/01/22	1,755	2,042,030
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/23	2,515	3,015,133
Series 2013-180
5.00%, 6/01/21	2,500	2,966,700
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,635,820
Series 2015E
5.00%, 10/15/23	1,000	1,197,480
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/18-10/15/25	5,740	6,864,698
Schenectady County Capital Resource Corp.
(Ellis Hospital)
Series 2012
1.75%, 2/15/18	665	662,533
Tobacco Settlement Financing Corp/NY
(Tobacco Settlement Financing Corp/NY State Lease)
Series 2013B
5.00%, 6/01/20	9,650	9,826,016
Triborough Bridge & Tunnel Authority
Series 2008C
5.00%, 11/15/16	5,000	5,191,100
Troy Capital Resource Corp.
(Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,741,282
Utility Debt Securitization Authority
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 12/15/24	$1,500	$1,829,385

		217,868,692

Pennsylvania - 1.1%
Philadelphia Parking Authority (The)
(Philadelphia Airport Parking)
Series 2009
5.25%, 9/01/23	200	230,852
Sports & Exhibition Authority of Pittsburgh and Allegheny County
(Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax)
AGM Series 2010
5.00%, 2/01/24	4,000	4,549,600

		4,780,452

Puerto Rico - 0.5%
Commonwealth of Puerto Rico
NATL Series 2001A
5.50%, 7/01/16	1,945	1,973,241

Washington - 0.6%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,658,662

Total Municipal Obligations (cost $265,130,165)		275,896,825

	Shares
INVESTMENT COMPANIES - 13.8%
Funds and Investment Trusts - 13.8%
SPDR S&P 500 ETF Trust (cost $58,006,179)	287,193	58,555,781

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 0.6%
Financial Institutions - 0.6%
Banking - 0.6%
JPMorgan Chase & Co. 1.35%, 2/15/17 (cost $2,644,498)	$2,645	2,639,670

	Shares
SHORT-TERM INVESTMENTS - 19.0%
Investment Companies - 17.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.30% (d)(e) (cost $72,368,854)	72,368,854	72,368,854

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 1.9%
U.S. Treasury Bill
Zero Coupon, 1/07/16 (f)	$4,000	$3,999,937
Zero Coupon, 3/31/16	4,000	3,998,750

Total U.S. Treasury Bills (cost $7,998,687)		7,998,687

Total Short-Term Investments (cost $80,367,541)		80,367,541

Total Investments - 98.4% (cost $406,148,383) (g)		417,459,817
Other assets less liabilities - 1.6% (h)		6,949,709

Net Assets - 100.0%		$424,409,526

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Futures	480	March 2016	$16,645,088	$17,120,221	$475,133
Mini MSCI EAFE Futures	135	March 2016	11,264,000	11,462,850	198,850
Mini MSCI Emerging Market Futures	163	March 2016	6,295,778	6,418,125	122,347
S&P 500 E Mini Futures	117	March 2016	11,694,492	11,907,090	212,598
TOPIX Index Futures	102	March 2016	13,476,718	13,132,410	(344,308)
U.S. T-Note 5 Yr (CBT) Futures	3	March 2016	355,809	354,961	(848)
U.S. T-Note 10 Yr (CBT) Futures	39	March 2016	4,921,371	4,910,344	(11,027)
Sold Contracts
FTSE 100 Index Futures	36	March 2016	3,130,117	3,289,353	(159,236)
Hang Seng Index Futures	15	January 2016	2,154,721	2,120,309	34,412
SPI 200 Futures	44	March 2016	3,943,031	4,213,853	(270,822)

					$257,099

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	AUD	4,740	USD	3,315	2/18/16	$(132,330)
Deutsche Bank AG	USD	563	GBP	375	2/18/16	(9,784)
Deutsche Bank AG	USD	467	JPY	56,158	2/18/16	861
HSBC Bank USA	AUD	5,127	USD	3,596	2/18/16	(131,391)
Standard Chartered Bank	USD	10,542	JPY	1,280,288	2/18/16	119,509
State Street Bank & Trust Co.	EUR	1,483	USD	1,616	2/18/16	2,911

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,242	AUD	1,745	2/18/16	$27,255
State Street Bank & Trust Co.	USD	1,356	CHF	1,345	2/18/16	(10,500)
State Street Bank & Trust Co.	USD	258	GBP	169	2/18/16	(8,338)
UBS AG	EUR	520	USD	559	2/18/16	(7,224)
UBS AG	USD	503	CHF	494	2/18/16	(8,467)
UBS AG	USD	3,555	GBP	2,322	2/18/16	(132,243)

						$(289,741)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/23/17	1.658%	CPI	#	$(250,829)
Barclays Bank PLC	6,000	10/23/19	1.873%	CPI	#	(211,496)
Barclays Bank PLC	4,000	10/23/26	2.310%	CPI	#	(272,875)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(81,318)
Citibank, NA	5,700	12/14/20	1.548%	CPI	#	10,619
Citibank, NA	5,000	10/23/21	2.039%	CPI	#	(235,320)
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	155
Goldman Sachs International	7,000	10/23/24	2.245%	CPI	#	(444,481)

						$(1,485,545)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Clearing Broker	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,500	10/19/22	1.103%	SIFMA	*	$70,051
Citibank, NA	3,300	11/02/23	1.308%	SIFMA	*	7,226

						$77,277

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Russell 2000 Total Return Index	335	LIBOR Minus 0.55%	$1,961	3/15/16	$(137,052)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Standard and Poor’s Midcap 400 Index	93	LIBOR Plus 0.07%	$199	3/15/16	$(13,057)
Standard and Poor’s Midcap 400 Index	1,156	LIBOR Plus 0.09%	2,467	4/15/16	(158,685)

					$(308,794)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the market value of this security amounted to $655,134 or 0.2% of net assets.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of December 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014 4.75%, 1/01/20	11/13/14	$450,000	$444,379	0.10%

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2015 and the aggregate market value of this security amounted to $3,052,382 or 0.72% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,742,730 and gross unrealized depreciation of investments was $(431,296), resulting in net unrealized appreciation of $11,311,434.
(h)	An amount of U.S. $3,997,484 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

As of December 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.1% and 0.5%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity

FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$270,467,476		$5,429,349		$275,896,825
Investment Companies		58,555,781		– 0	–	– 0	–	58,555,781
Corporates - Investment Grade		– 0	–	2,639,670		– 0	–	2,639,670
Short-Term Investments:
Investment Companies		72,368,854		– 0	–	– 0	–	72,368,854
U.S. Treasury Bills		– 0	–	7,998,687		– 0	–	7,998,687

Total Investments in Securities		130,924,635		281,105,833		5,429,349		417,459,817
Other Financial Instruments*:
Assets:
Futures		533,795		509,545		– 0	–	1,043,340
Forward Currency Exchange Contracts		– 0	–	150,536		– 0	–	150,536
Inflation (CPI) Swaps		– 0	–	10,774		– 0	–	10,774
Interest Rate Swaps		– 0	–	77,277		– 0	–	77,277
Liabilities:
Futures		(11,875)		(774,366)		– 0	–	(786,241)
Forward Currency Exchange Contracts		– 0	–	(440,277)		– 0	–	(440,277)
Inflation (CPI) Swaps		– 0	–	(1,496,319)		– 0	–	(1,496,319)
Total Return Swaps		– 0	–	(308,794)		– 0	–	(308,794)

Total^		$131,446,555		$278,834,209		$5,429,349		$415,710,113

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$5,547,010		$5,547,010
Accrued discounts/(premiums)	(26,291)		(26,291)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(1,370)		(1,370)
Purchases	– 0	–	– 0	–
Sales	(90,000)		(90,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$5,429,349		$5,429,349

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(1,370)		$(1,370)

As of December 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date: February 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 23, 2016